                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                                  Laudus Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST            VALUE
HOLDINGS BY CATEGORY                                   ($)             ($)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK                               743,949,557    1,000,803,489
  0.3%  SHORT-TERM INVESTMENT                        2,903,000        2,903,000
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                          746,852,557    1,003,706,489
  8.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                          87,898,879       87,898,879
(8.0)%  OTHER ASSETS AND LIABILITIES                                (80,704,776)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                1,010,900,592

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
COMMON STOCK 99.0% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.0%
--------------------------------------------------------------------------------
Flowers Foods, Inc. (a)                                241,674         8,062,245
Imperial Sugar Co. (a)                                  49,610         1,527,492
J & J Snack Foods Corp. (a)                             16,508           623,012
Penford Corp. (a)                                        3,415            93,195
Seaboard Corp. (a)                                       4,460        10,458,700
Seneca Foods Corp., Class B *                              400            10,890
Tasty Baking Co.                                           470             4,916
                                                                   -------------
                                                                      20,780,450
AIRLINES 0.8%
--------------------------------------------------------------------------------
AirNet Systems, Inc. *                                   7,875            26,224
Pinnacle Airlines Corp. (a)*                            10,710           200,812
Republic Airways Holdings, Inc. (a)*                    77,148         1,569,962
SkyWest, Inc. (a)                                      253,861         6,049,508
                                                                   -------------
                                                                       7,846,506
AUTOS 1.2%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. (a)*                       93,172         2,765,345
ArvinMeritor, Inc.                                      33,540           744,588
Spartan Motors, Inc. (a)                                55,770           949,206
Strattec Security Corp. *                                  310            14,570
TRW Automotive Holdings Corp. (a)*                     214,398         7,896,278
                                                                   -------------
                                                                      12,369,987
BANKS & CREDIT INSTITUTIONS 4.0%
--------------------------------------------------------------------------------
1st Source Corp. (a)                                    16,633           414,494
Advanta Corp., Class A                                 223,015         6,335,870
Advanta Corp., Class B (a)                              38,603         1,202,082
American Community Bancshares, Inc.                      5,222            59,531
BancFirst Corp. (a)                                     37,555         1,608,105
Banco Latinoamericano de Exportaciones, S.A.,
   Class E                                              21,200           398,560
Bank of Granite Corp.                                      953            15,906
Banner Corp. (a)                                           730            24,864
Berkshire Hills Bancorp, Inc. (a)                        3,079            97,019
Beverly Hills Bancorp, Inc.                            138,600         1,083,852
BNCCorp, Inc. (a)*                                      10,667           198,726
BOE Financial Services of Virginia, Inc.                   301             8,699
Britton & Koontz Capital Corp.                           6,163           108,407
C&F Financial Corp.                                        180             7,290
Camco Financial Corp.                                      540             6,728
Carrollton Bancorp                                         100             1,641
Carver Bancorp, Inc.                                    22,600           361,600
Central Bancorp, Inc.                                      320             8,016
Centrue Financial Corp.                                  8,572           171,869
CFS Bancorp, Inc. (a)                                   24,552           356,495
Codorus Valley Bancorp, Inc.                               295             5,552
Community Bank Shares of Indiana, Inc.                   1,030            21,980
Community Capital Corp.                                  3,588            71,401
Community Financial Corp.                                4,350            49,721
Community Shores Bank Corp. *                              180             2,029
Community West Bancshares                                5,671            68,052
Cooperative Bankshares, Inc.                               433             7,145
Cowlitz Bancorp *                                       36,907           599,739
Crescent Banking Co.                                     1,473            63,368
Dollar Financial Corp. *                                   168             4,788
ECB Bancorp, Inc.                                        1,079            31,798
Elmira Savings Bank, FSB                                 8,372           195,907
Evans Bancorp, Inc.                                        550            10,725
Farmers Capital Bank Corp. (a)                           1,815            52,508
Federal Agricultural Mortgage Corp.,
 Class C (a)                                            34,590         1,183,670
Fidelity Bancorp, Inc.                                      60             1,032
Fidelity Southern Corp.                                  9,657           163,203
Financial Federal Corp. (a)                             45,174         1,347,089
First Bancorp of Indiana, Inc.                           3,391            52,187
First Bancshares, Inc.                                  12,121           200,118
First BancTrust Corp.                                   12,750           153,574
First California Financial Group, Inc. (a)*             13,770           165,378
First Citizens BancShares, Inc., Class A                13,450         2,614,680
First Defiance Financial Corp.                           6,456           192,518
First Federal Bancshares of Arkansas, Inc.              14,584           345,203
First Federal Bankshares, Inc.                           7,053           137,110
First Financial Service Corp.                              109             3,100
First Place Financial Corp. (a)                         70,703         1,493,247
First West Virginia Bancorp, Inc.                          330             6,435
FNB Corp. of North Carolina                              9,544           152,609
FNB Corp. of Virginia (a)                                  700            25,130
Franklin Bank Corp. (a)*                               195,107         2,907,094
Glen Burnie Bancorp                                        360             6,305
Great Pee Dee Bancorp, Inc.                              1,560            24,258
Greene County Bancshares, Inc. (a)                         108             3,376

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
GS Financial Corp.                                       8,660           179,695
Guaranty Federal Bancshares, Inc.                        4,019           120,972
Habersham Bancorp, Inc.                                 25,078           496,544
Hawthorn Bancshares, Inc.                                4,080           132,600
HF Financial Corp.                                      25,416           445,288
Hingham Institution for Savings                          9,400           296,100
HMN Financial, Inc.                                     17,130           602,119
Horizon Bancorp                                          6,123           166,056
Integra Bank Corp. (a)                                 115,500         2,479,785
ITLA Capital Corp. (a)                                  15,858           826,519
Lincoln Bancorp                                          2,000            37,480
LSB Financial Corp.                                      4,076           101,900
MASSBANK Corp.                                          12,262           409,551
MFB Corp.                                                3,400           115,260
MidWestOne Financial Group, Inc.                        22,442           392,735
Monarch Community Bancorp, Inc. (a)                      1,800            21,447
NBT Bancorp, Inc. (a)                                    9,120           205,747
New Hampshire Thrift Bancshares, Inc.                   10,030           146,438
North Central Bancshares, Inc.                             300            12,126
Northeast Bancorp                                          100             1,797
Northway Financial, Inc.                                14,700           528,171
Park Bancorp, Inc.                                      12,608           389,272
Parkvale Financial Corp.                                29,270           869,612
Peoples Bancorp                                            900            16,664
Peoples Bancorp of North Carolina                        2,399            47,358
Peoples Community Bancorp, Inc.                          2,700            44,118
Pinnacle Bancshares, Inc.                                1,830            26,444
Premier Financial Bancorp, Inc.                          2,300            37,352
Provident Community Bancshares, Inc. (a)                   382             7,831
Provident Financial Holdings, Inc.                      40,331         1,008,275
QCR Holdings, Inc. (a)                                     571             9,056
Republic First Bancorp, Inc. *                          38,056           365,338
Royal Bancshares of Pennsylvania, Class A (a)              209             4,119
Simmons First National Corp., Class A (a)                2,600            71,734
Southern Missouri Bancorp, Inc.                         12,548           187,593
Southwest Bancorp, Inc. (a)                             44,060         1,059,202
Team Financial, Inc.                                    16,278           252,960
Teche Holding Co.                                        3,900           174,525
TF Financial Corp. (a)                                  10,886           329,084
The Washington Savings Bank, F.S.B                      12,850           106,013
Timberland Bancorp, Inc.                                17,608           276,446
United Bancshares, Inc.                                 11,438           174,429
United Community Financial Corp. (a)                    25,781           257,294
United Security Bancshares, Inc. (a)                     1,180            29,878
W Holding Co., Inc. (a)                                 14,978            39,542
Wainwright Bank & Trust Co.                             54,919           715,597
Willow Financial Bancorp, Inc. (a)                       3,810            49,530
WSFS Financial Corp.                                    14,722           963,260
WVS Financial Corp.                                        531             8,708
                                                                   -------------
                                                                      40,071,347
BASIC MINERALS & METALS 3.6%
--------------------------------------------------------------------------------
A.M. Castle & Co. (a)                                    1,320            47,401
AK Steel Holding Corp. (a)*                             30,800         1,150,996
Brush Engineered Materials, Inc. (a)*                   18,330           769,677
Chaparral Steel Co.                                    137,722         9,898,080
China Precision Steel, Inc. *                           29,500            93,220
CommScope, Inc. (a)*                                   169,600         9,896,160
General Cable Corp. (a)*                                49,733         3,767,275
Northwest Pipe Co. *                                    29,892         1,063,258
OM Group, Inc. (a)*                                    118,532         6,272,713
Ryerson, Inc.                                            9,170           345,251
Superior Essex, Inc. (a)*                               86,033         3,213,333
Synalloy Corp. (a)                                       1,000            34,900
Universal Stainless & Alloy Products, Inc. (a)*          1,040            36,639
                                                                   -------------
                                                                      36,588,903
BEER, LIQUOR, & TOBACCO 0.0%
--------------------------------------------------------------------------------
Universal Corp. (a)                                        300            18,276

BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Applera Corp.-Celera Group *                               398             4,935
Harvard Bioscience, Inc. (a)*                          108,142           567,746
                                                                   -------------
                                                                         572,681
CELLULAR & WIRELESS 0.5%
--------------------------------------------------------------------------------
Rural Cellular Corp., Class A *                         47,090         2,063,013
USA Mobility, Inc. (a)*                                103,211         2,761,926
                                                                   -------------
                                                                       4,824,939
CHEMICALS & RUBBER 2.3%
--------------------------------------------------------------------------------
A. Schulman, Inc. (a)                                  323,637         7,874,088
Arch Chemicals, Inc. (a)                               140,373         4,932,707
CF Industries Holdings, Inc. (a)                        37,180         2,226,710
H.B. Fuller Co. (a)                                      8,440           252,272
Innospec, Inc. (a)                                      25,240         1,494,460
LSB Industries, Inc. (a)*                               10,200           218,076
Rockwood Holdings, Inc. *                               39,710         1,451,401
Stepan Co. (a)                                          26,918           815,077
Terra Industries, Inc. (a)*                            166,551         4,233,727
Valhi, Inc. (a)                                          3,960            64,548
                                                                   -------------
                                                                      23,563,066
COMMERCIAL AIRCRAFT & COMPONENTS 0.7%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                        11,810           303,872
Sequa Corp., Class A (a)*                               11,030         1,235,360
TransDigm Group, Inc. (a)*                                 370            14,970
Triumph Group, Inc. (a)                                 92,228         6,038,167
                                                                   -------------
                                                                       7,592,369
COMMUNICATIONS UTILITIES 1.8%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. (a)                         67,050         1,920,312
CT Communications, Inc. (a)                             69,112         2,108,607
D&E Communications, Inc.                                50,654           928,994
Golden Telecom, Inc.                                   158,571         8,722,991
Hungarian Telephone & Cable Corp. (a)*                   2,740            54,827
Mediacom Communications Corp., Class A (a)*            311,437         3,017,825

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Premiere Global Services, Inc. (a)*                     24,550           319,641
SumTotal Systems, Inc. *                                96,456           757,180
                                                                   -------------
                                                                      17,830,377

CONSTRUCTION & HOMEBUILDING 1.7%
--------------------------------------------------------------------------------
Comfort Systems USA, Inc. (a)                          164,100         2,326,938
Infrasource Services, Inc. (a)*                          7,290           270,459
Meadow Valley Corp. (a)*                                21,781           306,459
Perini Corp. (a)*                                      227,280        13,984,538
Skyline Corp. (a)                                        5,230           156,952
                                                                   -------------
                                                                      17,045,346
CONSTRUCTION MATERIALS 0.7%
--------------------------------------------------------------------------------
Ameron International Corp. (a)                          52,780         4,760,228
Apogee Enterprises, Inc. (a)                             3,454            96,090
Compass Minerals International, Inc. (a)                49,160         1,703,886
Continental Materials Corp. (a)*                         6,600           192,390
Oil-Dri Corp. of America                                 8,475           148,736
Patrick Industries, Inc. (a)*                           22,689           357,579
Rock of Ages Corp. *                                     5,340            26,700
                                                                   -------------
                                                                       7,285,609
CONSUMER DURABLES 0.4%
--------------------------------------------------------------------------------
Syntax-Brillian Corp. (a)*                              62,179           305,921
Universal Electronics, Inc. (a)*                       110,184         4,001,883
                                                                   -------------
                                                                       4,307,804
DRUGS & PHARMACEUTICALS 1.3%
--------------------------------------------------------------------------------
Geopharma, Inc. (a)*                                    23,495            93,980
Lifecore Biomedical, Inc. *                                 10               159
Natural Alternative International, Inc. *               36,252           261,377
Nutraceutical International Corp. (a)*                  23,853           395,244
Perrigo Co. (a)                                        299,484         5,863,897
Schiff Nutrition International, Inc. *                 134,150           878,682
Sciele Pharma, Inc. (a)*                               213,229         5,023,675
Theragenics Corp. (a)*                                 115,248           480,584
                                                                   -------------
                                                                      12,997,598
ELECTRIC UTILITIES 1.9%
--------------------------------------------------------------------------------
Central Vermont Public Service Corp. (a)                 2,560            96,461
CH Energy Group, Inc. (a)                              148,449         6,675,751
El Paso Electric Co. (a)*                              134,720         3,308,723
Portland General Electric Co. (a)                       11,360           311,718
The Empire District Electric Co.                        13,010           291,034
Unisource Energy Corp. (a)                             262,613         8,637,342
Unitil Corp.                                               200             5,440
                                                                   -------------
                                                                      19,326,469
FINANCIAL INVESTMENTS 1.3%
--------------------------------------------------------------------------------
Aaron Rents, Inc. (a)                                  150,175         4,385,110
Ampal-American Israel Corp., Class A (a)*                2,905            17,285
California First National Bancorp (a)                   36,431           531,528
CEVA, Inc. *                                            10,230            86,955
Cherokee, Inc. (a)                                      11,788           430,734
Compass Diversified Trust (a)                           62,218         1,109,347
Electro Rent Corp.                                       1,452            21,112
ePlus, Inc. *                                           24,873           242,014
Marvel Entertainment, Inc. (a)*                         12,349           314,653
MVC Capital, Inc.                                      109,692         2,063,306
PICO Holdings, Inc. (a)*                                56,793         2,456,865
SRS Labs, Inc. (a)*                                     32,260           314,535
Willis Lease Finance Corp. (a)*                         77,928           905,523
                                                                   -------------
                                                                      12,878,967
FOREST PRODUCTS & PAPER 0.5%
--------------------------------------------------------------------------------
CSS Industries, Inc. (a)                                 4,620           182,998
Glatfelter (a)                                             716             9,731
Lydall, Inc. *                                          84,410         1,233,230
Nashua Corp. *                                          21,360           230,474
Rock-Tenn Co., Class A (a)                              99,600         3,159,312
Schweitzer-Mauduit International, Inc.                   2,900            89,900
Wausau Paper Corp. (a)                                   5,090            68,206
                                                                   -------------
                                                                       4,973,851
FURNITURE & HOUSEHOLD ITEMS 2.8%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                               32,130           375,921
Acuity Brands, Inc. (a)                                 97,590         5,882,725
AEP Industries, Inc. (a)*                               28,359         1,276,439
American Biltrite, Inc. *                               19,310           169,349
Callaway Golf Co. (a)                                   53,750           957,287
Chase Corp. (a)                                         17,400           292,320
Chromcraft Revington, Inc. *                            42,520           318,475
Communications Systems, Inc.                            59,900           665,489
Constar International, Inc. (a)*                        62,120           382,038
Flexsteel Industries, Inc.                              20,710           300,088
GameTech International, Inc. (a)*                       27,279           259,150
Hooker Furniture Corp. (a)                              23,269           522,156
JAKKS Pacific, Inc. (a)*                               225,800         6,354,012
La-Z-boy, Inc. (a)                                      11,320           129,727
Movado Group, Inc. (a)                                 175,100         5,907,874
National Presto Industries, Inc. (a)                    14,390           897,073
Preformed Line Products Co. (a)                          2,221           106,630
RC2 Corp. (a)*                                           5,666           226,697
Tredegar Corp. (a)                                      22,910           487,983
UFP Technologies, Inc. *                                 2,550            13,031
West Pharmaceutical Services, Inc. (a)                  67,873         3,200,212
                                                                   -------------
                                                                      28,724,676
GAS & OTHER PUBLIC UTILITIES 1.1%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                        7,390           141,888
Chesapeake Utilities Corp.                                 800            27,408
Delta Natural Gas Co., Inc.                                499            12,899
Energy West, Inc.                                        2,200            33,066
Florida Public Utilites Co.                              1,410            17,343
New Jersey Resources Corp. (a)                         145,010         7,398,410
RGC Resources, Inc.                                      2,500            69,375
SJW Corp. (a)                                           27,420           913,086
Waste Industries USA, Inc.                              43,974         1,501,273

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
WGL Holdings, Inc. (a)                                  31,220         1,019,021
                                                                   -------------
                                                                      11,133,769
GOVERNMENT AIRCRAFT & DEFENSE 0.3%
--------------------------------------------------------------------------------
EDO Corp. (a)                                          109,686         3,605,379
Herley Industries, Inc. *                                  420             6,875
                                                                   -------------
                                                                       3,612,254
HEALTH CARE & HOSPITAL 2.3%
--------------------------------------------------------------------------------
Almost Family, Inc. (a)*                                23,781           457,784
Amedisys, Inc. (a)*                                    131,534         4,778,630
American Shared Hospital Services                       47,400           277,290
Gentiva Health Services, Inc. (a)*                      48,207           967,033
Hanger Orthopedic Group, Inc. (a)*                      56,853           614,013
IntegraMed America, Inc. *                              34,394           385,213
Kindred Healthcare, Inc. (a)*                          179,625         5,518,080
MedCath Corp. *                                         65,764         2,091,295
MEDTOX Scientific, Inc. (a)*                            12,950           379,435
National Dentex Corp. *                                 49,500           929,115
National Healthcare Corp. (a)                           47,557         2,453,941
Res-Care, Inc. (a)*                                    189,081         3,997,172
                                                                   -------------
                                                                      22,849,001
INFORMATION & SERVICES 7.0%
--------------------------------------------------------------------------------
Angelica Corp.                                           1,550            32,674
Carriage Services, Inc. (a)*                            42,150           348,159
CDI Corp. (a)                                          116,700         3,757,740
CPI Corp. (a)                                           10,520           731,140
Ecology & Environment, Inc.                             25,210           323,948
Exponent, Inc. *                                       105,200         2,353,324
Heidrick & Struggles International, Inc. (a)*           52,573         2,693,841
Kelly Services, Inc., Class A (a)                      223,895         6,148,157
Kforce, Inc. (a)*                                        7,320           116,974
Layne Christensen Co. (a)*                              64,058         2,623,175
Metal Management, Inc. (a)                             143,095         6,306,197
Michael Baker Corp. *                                   15,710           583,626
Monro Muffler Brake, Inc. (a)                           99,882         3,740,581
MPS Group, Inc. (a)*                                   824,508        11,023,672
National Technical Systems, Inc. *                       9,626            64,975
Nobel Learning Communities, Inc. *                       4,980            72,608
Parexel International Corp. (a)*                       154,283         6,489,143
RCM Technologies, Inc. *                               103,793           808,547
Schnitzer Steel Industries, Inc., Class A (a)          175,191         8,398,657
Security National Financial Corp., Class A *            39,411           221,096
Spherion Corp. (a)*                                    434,213         4,077,260
SRI/Surgical Express, Inc. *                             3,322            17,274
Stewart Enterprises, Inc., Class A (a)                 113,957           887,725
TeleTech Holdings, Inc. (a)*                           234,421         7,613,994
The Geo Group, Inc. (a)*                                 2,460            71,586
Traffix, Inc.                                            6,180            33,990
Viad Corp.                                               4,784           201,741
Volt Information Sciences, Inc. (a)*                     4,970            91,647
VSE Corp.                                               16,882           621,764
Westaff, Inc. *                                         32,281           140,100
                                                                   -------------
                                                                      70,595,315
INSTRUMENTS 3.9%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                      78,652           514,384
Angeion Corp. *                                         28,109           227,683
Astro-Med, Inc.                                         14,800           146,964
Atrion Corp.                                            12,770         1,251,460
Bio-Rad Laboratories, Inc., Class A (a)*                28,700         2,168,859
Bruker BioSciences Corp. (a)*                          159,411         1,436,293
Coherent, Inc. (a)*                                      3,710           113,192
Datascope Corp. (a)                                    145,114         5,554,964
Edac Technologies Corp. *                                  550             5,096
Esterline Technologies Corp. (a)*                        4,060           196,139
FEI Co. (a)*                                           160,718         5,216,906
Hurco Cos., Inc. (a)*                                    3,190           159,436
II-VI, Inc. (a)*                                        61,383         1,667,776
Immucor, Inc. (a)*                                     254,540         7,119,484
Input/Output, Inc. (a)*                                100,848         1,574,237
Integra LifeSciences Holdings*                          24,220         1,196,952
IntriCon Corp. *                                        14,720           101,568
K-Tron International, Inc. *                            25,210         2,555,538
Kewaunee Scientific Corp. (a)                           25,868           335,508
Mesa Laboratories, Inc.                                  1,700            39,100
New Brunswick Scientific Co., Inc. *                    51,549           411,361
O.I. Corp.                                              29,264           400,917
Orthofix International N.V. (a)*                        50,144         2,254,976
Schmitt Industries, Inc. *                               6,864            64,865
Span-America Medical Systems, Inc. (a)                  27,300           692,328
Tollgrade Communications, Inc. (a)*                      3,684            38,866
Varian, Inc. (a)*                                        9,496           520,666
Vicon Industries, Inc. *                                35,120           358,926
Zoll Medical Corp. (a)*                                 75,597         1,686,569
Zygo Corp. (a)*                                         80,311         1,147,644
                                                                   -------------
                                                                      39,158,657
INSURANCE 8.0%
--------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                     6,333            96,578
Alleghany Corp. (a)*                                     2,280           926,820
American Safety Insurance Holdings Ltd. (a)*            76,900         1,832,527
Argonaut Group, Inc. (a)                                53,751         1,677,569
Delphi Financial Group, Inc., Class A                  358,125        14,976,787
FBL Financial Group, Inc., Class A (a)                  42,089         1,654,939
FPIC Insurance Group, Inc. (a)*                         83,400         3,400,218
Hallmark Financial Services, Inc. *                      6,562            79,531
Harleysville Group, Inc.                                22,319           744,562
Horace Mann Educators Corp. (a)                        402,421         8,547,422
IPC Holdings Ltd. (a)                                   15,052           486,029
Kansas City Life Insurance Co. (a)                      38,701         1,800,371
KMG America Corp. *                                     58,042           304,721

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
LandAmerica Financial Group, Inc. (a)                   88,698         8,558,470
Max Re Capital Ltd. (a)                                309,460         8,757,718
Meadowbrook Insurance Group, Inc. *                     26,950           295,372
Mercer Insurance Group, Inc. (a)                         7,929           157,787
National Western Life Insurance Co., Class A (a)        24,363         6,161,890
NYMAGIC, Inc. (a)                                       32,150         1,292,430
Platinum Underwriters Holdings Ltd.                        470            16,333
Presidential Life Corp. (a)                             78,533         1,543,959
RTW, Inc. (a)*                                          22,050           182,243
SCPIE Holdings, Inc. (a)*                                4,300           107,500
Selective Insurance Group, Inc. (a)                    102,434         2,753,426
The Midland Co. (a)                                      5,166           242,492
The Phoenix Cos., Inc. (a)                             211,167         3,169,617
Unico American Corp. *                                  50,686           674,631
United America Indemnity Ltd., Class A *               222,190         5,525,865
Wesco Financial Corp.                                    3,500         1,347,500
Zenith National Insurance Corp.                         75,910         3,574,602
                                                                   -------------
                                                                      80,889,909
IT HARDWARE 6.6%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. (a)*                               293,700         3,677,124
Amtech Systems, Inc. *                                  18,980           166,075
ANADIGICS, Inc. (a)*                                   172,050         2,372,569
Aviza Technology, Inc. *                                16,250            95,388
Avx Corp.                                               13,350           223,479
Axcelis Technologies, Inc. (a)*                              4                26
Cirrus Logic, Inc. (a)*                                 78,858           654,521
Digi International, Inc. (a)*                          117,735         1,735,414
EMS Technologies, Inc. *                               133,302         2,940,642
Espey Manufacturing & Electronics Corp.                 21,600           520,344
Exar Corp. (a)*                                        248,117         3,324,768
Gilat Satellite Networks Ltd. *                        229,200         2,207,196
Globecomm Systems, Inc. (a)*                            50,780           742,404
Harmonic, Inc. (a)*                                     19,801           175,635
Imation Corp. (a)                                      200,872         7,404,142
inTEST Corp. *                                           9,170            42,457
Kimball International, Inc., Class B (a)                 2,041            28,594
Loral Space & Communications, Inc. *                    20,081           989,592
Mattson Technology, Inc. (a)*                            1,210            11,737
Merix Corp. (a)*                                        92,798           732,176
Merrimac Industries, Inc. *                             24,980           246,303
MKS Instruments, Inc. (a)*                             282,773         7,832,812
Oplink Communications, Inc. (a)*                       103,808         1,557,120
Optical Cable Corp. *                                      500             2,570
Orbital Sciences Corp. (a)*                            120,180         2,524,982
PC-Tel, Inc. *                                         148,770         1,301,737
Pericom Semiconductor Corp. (a)*                       105,506         1,177,447
RF Micro Devices, Inc. (a)*                            302,920         1,890,221
Rudolph Technologies, Inc. (a)*                        158,589         2,634,163
Semitool, Inc. (a)*                                     32,423           311,585
Skyworks Solutions, Inc. (a)*                           27,349           201,015
SonicWALL, Inc. *                                      137,480         1,180,953
Spectrum Control, Inc. *                                95,516         1,612,310
Standard Microsystems Corp. (a)*                       149,165         5,122,326
Symmetricom, Inc. (a)*                                  60,839           511,048
Technitrol, Inc. (a)                                   308,000         8,830,360
Teledyne Technologies, Inc. (a)*                        20,110           924,054
TriQuint Semiconductor, Inc. (a)*                      140,109           708,952
ViaSat, Inc. (a)*                                        7,370           236,577
White Electronic Designs Corp. *                           450             2,610
                                                                   -------------
                                                                      66,853,428
LAND & WATER TRANSPORTATION 1.3%
--------------------------------------------------------------------------------
B & H Ocean Carriers Ltd. *                             15,160           269,848
GulfMark Offshore, Inc. (a)*                            58,603         3,001,646
Hub Group, Inc., Class A (a)*                          195,151         6,861,509
International Shipholding Corp. (a)*                     2,310            46,523
Saia, Inc. (a)*                                          4,814           131,230
Trico Marine Services, Inc. (a)*                        74,769         3,056,557
Werner Enterprises, Inc. (a)                               400             8,060
                                                                   -------------
                                                                      13,375,373
MAINFRAME & MINICOMPUTERS 0.2%
--------------------------------------------------------------------------------
Omnicell, Inc. (a)*                                    121,132         2,517,123

METAL PRODUCTS & MACHINERY 6.1%
--------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                      44,926           323,467
Astec Industries, Inc. (a)*                             28,079         1,185,495
Barnes Group, Inc. (a)                                 110,445         3,498,898
Bonso Electronic International, Inc.                    51,296           181,588
Brooks Automation, Inc. *                                  290             5,264
Cascade Corp. (a)                                          160            12,550
Chicago Rivet & Machine Co.                              5,110           129,692
CompX International, Inc. (a)                            6,610           122,285
Eastern Co. (a)                                          9,672           281,068
Electro Scientific Industries, Inc. (a)*                   200             4,160
EnPro Industries, Inc. (a)*                            209,137         8,948,972
Evans & Sutherland Computer Corp. *                     63,101           143,239
EXX, Inc., Class A *                                     2,200             6,820
Gerber Scientific, Inc. (a)*                           137,592         1,598,819
Hardinge, Inc. (a)                                      85,092         2,895,681
Kadant, Inc. (a)*                                       57,470         1,793,064
Key Technology, Inc. *                                   2,460            55,104
Material Sciences Corp. *                                7,310            86,185
MFRI, Inc. (a)*                                            857            23,987
NN, Inc.                                                 9,761           115,180
North American Galvanizing & Coatings, Inc. *           46,251           396,834
P & F Industries, Inc., Class A *                        9,350           105,375
Q.E.P. Co., Inc. *                                       7,848            49,050
Regal Beloit Corp. (a)                                 239,960        11,167,738
Robbins & Myers, Inc. (a)                               51,832         2,753,834
Rofin-Sinar Technologies, Inc. (a)*                      5,702           393,438
SL Industries, Inc. *                                   35,980           628,930
Standex International Corp. (a)                         88,160         2,507,270

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Tech/Ops Sevcon, Inc.                                    7,336            69,692
The L.S. Starrett Co., Class A (a)                       2,555            46,808
The Middleby Corp. (a)*                                 43,318         2,591,283
Twin Disc, Inc.                                         63,000         4,530,330
Varian Semiconductor Equipment Associates, Inc.
   (a)*                                                    465            18,628
Veeco Instruments, Inc. (a)*                            46,133           956,798
Velcro Industries N.V.                                     875            16,240
Watts Water Technologies, Inc., Class A (a)              2,270            85,057
Woodward Governor Co. (a)                              253,722        13,617,260
                                                                   -------------
                                                                      61,346,083
MISCELLANEOUS FINANCE 2.0%
--------------------------------------------------------------------------------
American Physicians Service Group, Inc.                 22,300           421,470
Cohen & Steers, Inc. (a)                                99,170         4,308,937
Knight Capital Group, Inc., Class A (a)*               703,373        11,675,992
SWS Group, Inc. (a)                                    184,828         3,995,981
                                                                   -------------
                                                                      20,402,380
OIL & COAL RESOURCES 1.2%
--------------------------------------------------------------------------------
Crosstex Energy, Inc. (a)                                  742            21,318
Mariner Energy, Inc. (a)*                              404,461         9,808,179
PrimeEnergy, Corp. (a)*                                  3,838           219,726
Rosetta Resources, Inc. (a)*                            80,860         1,741,724
                                                                   -------------
                                                                      11,790,947
OIL DISTRIBUTION 1.4%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                          32,070           956,969
Western Refining, Inc. (a)                             229,511        13,265,736
                                                                   -------------
                                                                      14,222,705
OIL DRILLING & SERVICES 3.0%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc. (a)*                             137,500         9,435,250
Basic Energy Services, Inc. (a)*                       119,820         3,063,797
Bronco Drilling Co., Inc. (a)*                           7,901           129,656
Complete Production Services, Inc. (a)*                176,191         4,554,537
Dawson Geophysical Co. (a)*                             54,968         3,378,333
Lufkin Industries, Inc. (a)                             70,856         4,573,755
Newpark Resources, Inc. (a)*                           101,800           788,950
Oil States International, Inc. (a)*                     32,180         1,330,321
T-3 Energy Services, Inc *                               9,345           312,590
W-H Energy Services, Inc. (a)*                          37,615         2,328,745
                                                                   -------------
                                                                      29,895,934
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.6%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                100,427           605,575
Brocade Communications Systems, Inc. (a)*                3,669            28,692
Komag, Inc. (a)*                                         1,138            36,291
NETGEAR, Inc. (a)*                                      93,010         3,371,612
Printronix, Inc.                                        51,505           669,565
STEC, Inc. (a)*                                         59,633           383,440
VASCO Data Security International, Inc. (a)*            46,302         1,053,833
                                                                   -------------
                                                                       6,149,008
PUBLISHING, BROADCASTING & CINEMA 0.7%
--------------------------------------------------------------------------------
Alloy, Inc. *                                           35,260           352,600
American Greetings Corp., Class A                        3,300            93,489
Bowne & Co., Inc. (a)                                  107,620         2,099,666
Champion Industries, Inc.                               21,580           155,376
Consolidated Graphics, Inc. (a)*                           620            42,954
Franklin Covey Co. (a)*                                124,280           974,355
Regent Communications, Inc. *                           24,014            80,447
Scholastic Corp. (a)*                                   92,658         3,330,128
Triple Crown Media, Inc. *                              31,150           290,318
Tufco Technologies, Inc. *                              17,915           146,903
                                                                   -------------
                                                                       7,566,236
REAL ESTATE DEVELOPMENT 0.4%
--------------------------------------------------------------------------------
Avatar Holdings, Inc. (a)*                              36,534         2,810,926
ILX Resorts, Inc.                                       28,300           275,925
J.W. Mays, Inc. *                                       17,100           391,162
Reis, Inc. *                                            27,053           245,641
Stratus Properties, Inc. (a)*                            1,440            49,680
United Capital Corp. *                                   7,750           222,813
                                                                   -------------
                                                                       3,996,147
REAL ESTATE INVESTMENT TRUSTS 4.2%
--------------------------------------------------------------------------------
AmREIT, Inc., Class A                                       39               341
Ashford Hospitality Trust, Inc. (a)                    479,346         5,637,109
Douglas Emmett, Inc.                                    31,910           789,453
Extra Space Storage, Inc. (a)                          377,526         6,229,179
Gladstone Commercial Corp.                               3,560            69,776
LaSalle Hotel Properties (a)                            14,233           617,997
LTC Properties, Inc. (a)                               187,670         4,269,492
Medical Properties Trust, Inc. (a)                     178,304         2,358,962
Mission West Properties, Inc. (a)                      113,700         1,584,978
Monmouth Capital Corp.                                     930             5,134
Monmouth Real Estate Investment Corp., Class A          28,300           245,927
National Retail Properties, Inc.                       262,856         5,746,032
OMEGA Healthcare Investors, Inc. (a)                    19,770           312,959
One Liberty Properties, Inc.                            39,700           903,572
Presidential Realty Corp., Class B                         250             1,763
Ramco-Gershenson Properties Trust                       16,144           580,054
Republic Property Trust (a)                             79,640           975,590
Strategic Hotels & Resorts, Inc. (a)                   200,624         4,512,034
Sunstone Hotel Investors, Inc. (a)                     173,385         4,922,400
Supertel Hospitality, Inc. (a)                          61,059           517,170
Winthrop Realty Trust                                  268,250         1,853,607
                                                                   -------------
                                                                      42,133,529
RESTAURANTS, HOTELS & THEATERS 3.3%
--------------------------------------------------------------------------------
Analogic Corp. (a)                                      32,544         2,392,309
Ark Restaurants Corp.                                   29,872         1,104,965
Avalon Holdings Corp., Class A *                         4,110            40,689
Bob Evans Farms, Inc. (a)                              196,990         7,259,082
Buffalo Wild Wings, Inc. (a)*                            4,686           194,891
CBRL Group, Inc. (a)                                   102,782         4,366,179
CKE Restaurants, Inc. (a)                               86,000         1,726,020

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Frisch's Restaurants, Inc.                              27,500           839,850
Interstate Hotels & Resorts, Inc. (a)*                 178,620           932,396
J. Alexander's Corp.                                    32,220           467,190
Max & Erma's Restaurants, Inc. *                         4,223            37,838
Mexican Restaurants, Inc. *                              3,022            24,176
Nathan's Famous, Inc. *                                 35,277           610,292
Red Lion Hotels Corp. *                                    570             7,325
Rubio's Restaurants, Inc. (a)*                             900             9,117
Silverleaf Resorts, Inc. *                             108,510           645,635
Speedway Motorsports, Inc. (a)                           2,050            81,959
Star Buffet, Inc.                                        8,323            70,746
The Marcus Corp. (a)                                   141,000         3,350,160
Triarc Cos., Inc., Class B (a)                         162,893         2,557,420
WMS Industries, Inc. (a)*                              239,271         6,905,361
                                                                   -------------
                                                                      33,623,600
RETAIL 4.6%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                  259,953         2,451,357
Aeropostale, Inc. (a)*                                  56,017         2,334,789
Books-A-Million, Inc. (a)                                3,584            60,713
Brown Shoe Co., Inc. (a)                                78,631         1,912,306
Cabela's, Inc. (a)*                                     56,945         1,260,193
Casey's General Stores, Inc.                            16,137           439,895
Cash America International, Inc. (a)                    19,285           764,650
Charlotte Russe Holding, Inc. (a)*                     119,200         3,202,904
Cost-U-Less, Inc. *                                     38,049           417,017
EZCORP, Inc., Class A (a)*                             322,473         4,269,543
Factory Card & Party Outlet Corp. (a)*                  19,412           205,961
Gottschalks, Inc. (a)*                                  35,030           416,507
Guess?, Inc.                                                 1                48
Hastings Entertainment, Inc. *                          81,590           579,289
Insight Enterprises, Inc. *                            161,547         3,646,116
Jennifer Convertibles, Inc. *                            6,800            34,136
Longs Drug Stores Corp. (a)                            172,833         9,077,189
Mothers Work, Inc. (a)*                                 29,423           920,057
Restoration Hardware, Inc. (a)*                         85,557           477,408
REX Stores Corp. (a)*                                   54,339         1,077,542
Ruddick Corp. (a)                                       15,310           461,137
Rush Enterprises, Inc., Class A *                       95,304         2,070,003
Rush Enterprises, Inc., Class B *                       12,100           253,374
Shoe Carnival, Inc. *                                   15,068           414,219
Sport Chalet, Inc., Class A *                           55,408           557,959
Sport Chalet, Inc., Class B *                            4,499            45,552
Stage Stores, Inc. (a)                                 199,414         4,179,717
Systemax, Inc. (a)                                      37,588           782,206
The Bon-Ton Stores, Inc. (a)                               883            35,373
Trans World Entertainment Corp. (a)*                   175,969           816,496
Village Super Market, Inc., Class A (a)                 34,184         1,634,337
Weis Markets, Inc.                                      33,900         1,373,289
                                                                   -------------
                                                                      46,171,282
SOAPS & COSMETICS 0.0%
--------------------------------------------------------------------------------
Cascade International, Inc. (a)(b)(c)*                  39,200                --

SOFTWARE 8.0%
--------------------------------------------------------------------------------
American Software, Inc., Class A                       221,600         2,282,480
Ansoft Corp. (a)*                                       11,566           341,081
AsiaInfo Holdings, Inc. (a)*                             2,747            26,646
Aspen Technology, Inc. (a)*                            131,300         1,838,200
Astea International, Inc. *                                500             3,025
Black Box Corp. (a)                                    168,550         6,974,599
Captaris, Inc. (a)*                                    181,333           928,425
CIBER, Inc. (a)*                                       108,610           888,430
Computer Task Group, Inc. *                             71,676           320,392
CSP, Inc. (a)*                                          19,892           178,033
Edgewater Technology, Inc. *                           111,194           876,209
Harris Interactive, Inc. (a)*                          216,520         1,158,382
Interwoven, Inc. (a)*                                    2,240            31,450
Keynote Systems, Inc. *                                    940            15,416
Lawson Software, Inc. (a)*                             544,831         5,388,379
Mentor Graphics Corp. (a)*                             674,800         8,887,116
Moldflow Corp. *                                        91,950         2,021,061
Ness Technologies, Inc. (a)*                            29,602           385,122
NetManage, Inc. *                                       13,856            63,738
NetScout Systems, Inc. (a)*                             87,319           757,056
OPNET Technologies, Inc. (a)*                           26,345           303,231
Perficient, Inc. (a)*                                   61,622         1,275,575
Perot Systems Corp., Class A (a)*                      715,100        12,185,304
Quest Software, Inc. *                                     350             5,666
SAVVIS, Inc. (a)*                                      206,304        10,214,111
SPSS, Inc. (a)*                                        128,937         5,691,279
Sybase, Inc. (a)*                                      197,788         4,725,155
Syntel, Inc. (a)                                        15,749           478,612
Taleo Corp., Class A (a)*                               49,189         1,108,228
TechTeam Global, Inc. *                                 55,225           660,491
The TriZetto Group, Inc. (a)*                           72,436         1,402,361
THQ, Inc. (a)*                                          13,631           416,018
TSR, Inc.                                               51,100           199,801
United Online, Inc. (a)                                517,065         8,526,402
Vignette Corp. *                                        15,780           302,345
                                                                   -------------
                                                                      80,859,819
TEXTILES & APPAREL 2.7%
--------------------------------------------------------------------------------
Culp, Inc. (a)*                                         53,280           480,053
Deckers Outdoor Corp. (a)*                              67,744         6,835,370
Decorator Industries, Inc.                                 710             4,935
G-III Apparel Group Ltd. (a)*                           74,726         1,179,924
Interface, Inc., Class A                               119,677         2,257,108
Jaclyn, Inc. *                                             480             5,462
LaCrosse Footwear, Inc.                                  1,188            21,467
R. G. Barry Corp. *                                      1,620            19,197
Skechers U.S.A., Inc., Class A (a)*                     72,395         2,113,934
Steven Madden Ltd. (a)                                 118,856         3,893,723
The Gymboree Corp. (a)*                                204,267         8,050,162
UniFirst Corp.                                          51,830         2,283,111

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Weyco Group, Inc. (a)                                    1,893            50,978
                                                                   -------------
                                                                      27,195,424
WHOLESALE 2.5%
--------------------------------------------------------------------------------
Agilysys, Inc. (a)                                      18,860           424,350
Applied Industrial Technologies, Inc. (a)               16,365           482,767
Bell Microproducts, Inc. (a)*                            1,385             9,030
Coast Distribution System, Inc.                         28,790           205,849
Delta Apparel, Inc. (a)                                 43,940           797,511
Educational Development Corp.                            1,552            12,238
Huttig Building Products, Inc. *                        15,280           115,670
IKON Office Solutions, Inc. (a)                        168,310         2,627,319
Industrial Distribution Group, Inc. *                   97,800         1,104,162
Kaman Corp. (a)                                        128,881         4,019,798
Lawson Products, Inc. (a)                                1,208            46,750
Man Sang Holdings, Inc. *                                  200             1,690
NACCO Industries, Inc., Class A (a)                     46,415         7,217,068
Nu Horizons Electronics Corp. (a)*                      41,750           555,692
Nu Skin Enterprises, Inc., Class A (a)                  16,610           274,065
Park-Ohio Holdings Corp. *                               7,370           201,201
Pomeroy IT Solutions, Inc. (a)*                         15,790           154,426
Richardson Electronics Ltd. (a)                         24,740           228,845
Spartan Stores, Inc. (a)                               168,244         5,536,910
TESSCO Technologies, Inc. *                             43,821           851,004
                                                                   -------------
                                                                      24,866,345
TOTAL COMMON STOCK
(COST $743,949,557)                                                1,000,803,489

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                           ($)               ($)
SHORT-TERM INVESTMENT 0.3% OF NET ASSETS

REPURCHASE AGREEMENT 0.3%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $2,904,210 (fully collateralized by Federal
   Home Mortgage Corporation with a value of
   $3,012,502.)                                      2,903,000         2,903,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,903,000)                                                      2,903,000

END OF INVESTMENTS.

At 06/30/07 the tax basis cost of the fund's investments was $747,343,299 and the unrealized gains and losses were $269,617,331 and ($13,254,141), respectively, with a net unrealized appreciation of $256,363,190.

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.7%
OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                        87,898,879        87,898,879
                                                                   -------------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $87,898,879)                                                    87,898,879

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Fair-valued by management.
(c) Bankrupt security/delisted.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                    COST               VALUE
HOLDINGS BY CATEGORY                                 ($)                ($)
--------------------------------------------------------------------------------
 99.1 %  COMMON STOCK                         1,844,588,665       2,187,995,585
  0.2 %  PREFERRED STOCK                          2,604,049           3,628,772
   -- %  RIGHTS                                          --             208,657
  0.1 %  SHORT-TERM INVESTMENT                    3,281,000           3,281,000
--------------------------------------------------------------------------------
 99.4 %  TOTAL INVESTMENTS                    1,850,473,714       2,195,114,014
  7.5 %  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                     166,255,538         166,255,538
 (6.9)%  OTHER ASSETS AND
         LIABILITIES                                               (153,134,655)
--------------------------------------------------------------------------------
100.0 %  NET ASSETS                                               2,208,234,897

                                                  NUMBER OF             VALUE
SECURITY                                           SHARES                ($)
COMMON STOCK 99.1% OF NET ASSETS

AUSTRALIA 5.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Forest Enterprises Australia Ltd.                    45,017               26,875
Futuris Corp., Ltd.                                 151,000              355,655
Ridley Corp., Ltd.                                  570,034              559,636
                                                                   -------------
                                                                         942,166
AUTOS 0.0%
Super Cheap Auto Group Ltd.                          46,800              170,535

BASIC MINERALS & METALS 1.7%
Ausdrill Ltd.                                       556,300            1,220,751
BlueScope Steel Ltd.                                 25,300              221,429
Consolidated Rutile Ltd.                            374,075              207,516
Equigold NL                                         232,629              364,572
Felix Resources Ltd.                                430,209            1,856,776
Independence Group NL                               362,364            2,125,616
Jabiru Metals Ltd. *                              1,163,576            1,410,920
Jubilee Mines NL                                    295,200            3,976,540
Macmahon Holdings Ltd.                            2,117,200            2,313,457
Minara Resources Ltd.                               660,100            4,048,449
Mincor Resources NL                                 872,984            3,462,273
OneSteel Ltd.                                       564,800            3,072,291
Perilya Ltd.                                        534,800            1,971,794
Portman Ltd. *                                      106,301              874,107
Sally Malay Mining Ltd. *                           669,900            2,336,575
Smorgon Steel Group Ltd.                            613,612            1,391,675
Sons Of Gwalia Ltd. (a)(b)(c)*                       58,024                   --
Zinifex Ltd.                                        413,900            6,563,865
                                                                   -------------
                                                                      37,418,606
CHEMICALS & RUBBER 0.3%
Incitec Pivot Ltd.                                  113,300            7,637,019

CONSTRUCTION & HOMEBUILDING 0.0%
Leighton Holdings Ltd.                                1,800               62,741
Watpac Ltd.                                           9,433               48,464
                                                                   -------------
                                                                         111,205
CONSTRUCTION MATERIALS 0.2%
Adelaide Brighton Ltd.                            1,119,900            3,478,459

ELECTRIC UTILITIES 0.1%
Energy Developments Ltd.                            405,100            1,544,159
Origin Energy Ltd.                                    7,900               66,428
                                                                   -------------
                                                                       1,610,587
FINANCIAL INVESTMENTS 0.0%
National Hire Group Ltd.                             72,200              100,425

INFORMATION & SERVICES 0.4%
Credit Corp Group Ltd.                              119,551            1,245,043
Monadelphous Group Ltd.                             209,200            2,579,559
Programmed Maintenance Services Ltd.                  3,571               18,662
WorleyParsons Ltd.                                  189,500            5,450,972
                                                                   -------------
                                                                       9,294,236
MISCELLANEOUS FINANCE 0.5%
ASX Ltd.                                            169,500            6,980,198
IOOF Holdings Ltd.                                  242,900            2,091,685
Perpetual Ltd.                                       36,900            2,452,387
                                                                   -------------
                                                                      11,524,270
OIL & COAL RESOURCES 0.2%
New Hope Corp., Ltd.                                280,880              525,430
Santos Ltd.                                         336,600            3,974,396
                                                                   -------------
                                                                       4,499,826
PUBLISHING, BROADCASTING & CINEMA 0.2%
Austereo Group Ltd.                                 620,405            1,023,293
Seven Network Ltd.                                  174,700            1,706,103
West Australian Newspapers Holdings Ltd.             51,442              596,593
                                                                   -------------
                                                                       3,325,989
REAL ESTATE DEVELOPMENT 0.4%
Lend Lease Corp., Ltd.                              533,700            8,377,639
Port Bouvard Ltd.                                   103,200              196,465
                                                                   -------------
                                                                       8,574,104
RESTAURANTS, HOTELS & THEATERS 0.0%
Amalgamated Holdings Ltd.                           118,887              649,219

RETAIL 0.4%
David Jones Ltd.                                    560,500            2,639,798
Goodman Fielder Ltd.                              2,852,700            5,870,626
Just Group Ltd.                                     277,628            1,032,984
                                                                   -------------
                                                                       9,543,408
SOFTWARE 0.2%
HPAL Ltd.                                           325,379              722,340

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
Iress Market Technology Ltd.                             188,942       1,476,522
Oakton Ltd.                                               45,900         218,954
UXC Ltd.                                                 604,692       1,279,623
                                                                   -------------
                                                                       3,697,439
TEXTILES & APPAREL 0.2%
Pacific Brands Ltd.                                    1,157,300       3,379,462

WHOLESALE 0.3%
Crane Group Ltd.                                         191,229       2,731,280
Sims Group Ltd.                                          202,873       4,550,792
                                                                   -------------
                                                                       7,282,072
                                                                   -------------
                                                                     113,239,027
AUSTRIA 1.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Agrana Beteiligungs AG                                     2,589         286,112

BASIC MINERALS & METALS 0.6%
Voestalpine AG (a)                                       168,200      14,138,910

CELLULAR & WIRELESS 0.1%
Telekom Austria AG (a)                                    66,400       1,653,539

FOREST PRODUCTS & PAPER 0.0%
Mayr-Melnhof Karton AG                                       813         184,400

REAL ESTATE DEVELOPMENT 0.4%
Conwert Immobilien Invest AG *                            21,531         416,215
Immofinanz Immobilien Analagen AG *                      540,000       7,864,099
                                                                   -------------
                                                                       8,280,314
SOFTWARE 0.0%
Brain Force Holding AG                                     4,740          18,929
S&T System Integration & Technology Distribution AG *      4,341         343,119
                                                                   -------------
                                                                         362,048
TEXTILES & APPAREL 0.0%
Linz Textil Holding AG *                                     158          40,631
Wolford AG *                                               2,744         136,088
                                                                   -------------
                                                                         176,719
WHOLESALE 0.0%
Ottakringer Brauerei AG                                      564          80,151
                                                                   -------------
                                                                      25,162,193
BELGIUM 1.4%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER 0.2%
Solvay S.A.                                                4,258         670,267
Tessenderlo Chemie N.V. (a)                               66,754       4,073,418
                                                                   -------------
                                                                       4,743,685
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
Societe Anonyme Belge de Constructions
   Aeronautques (SABCA)                                      681          26,729

FINANCIAL INVESTMENTS 0.1%
Econocom Group                                            56,375         685,943

INFORMATION & SERVICES 0.2%
S.A. D'Ieteren N.V.                                        7,336       3,279,377

INSTRUMENTS 0.0%
Ion Bearn Applications *                                   1,949          63,474

METAL PRODUCTS & MACHINERY 0.0%
Jensen Group N.V.                                         28,460         271,175

REAL ESTATE DEVELOPMENT 0.3%
Cofinimmo (a)                                             34,804       6,627,493
Compagnie Immobiliere de Belgique S.A.                     2,428         138,019
Intervest Offices                                         10,982         431,044
Wereldhave Belgium                                            35           2,698
                                                                   -------------
                                                                       7,199,254
RETAIL 0.3%
Brantano Group N.V.                                        4,261         232,412
Delhaize Group (a)                                        69,956       6,871,151
                                                                   -------------
                                                                       7,103,563
SOFTWARE 0.0%
Dolmen Computer Applications N.V.                          9,172         165,494

WHOLESALE 0.3%
Agfa Gevaert N.V.                                        265,000       6,835,733
SAPEC S.A.                                                 2,737         405,631
                                                                   -------------
                                                                       7,241,364
                                                                   -------------
                                                                      30,780,058
CANADA 6.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Saputo, Inc.                                              43,520       1,797,587

AIRLINES 0.1%
ACE Aviation Holdings, Inc., Class A *                    72,300       1,823,026
Transat A.T., Inc., Class A                               17,300         535,930
                                                                   -------------
                                                                       2,358,956
BANKS & CREDIT INSTITUTIONS 0.1%
Laurentian Bank of Canada                                 61,908       2,079,969

BASIC MINERALS & METALS 1.5%
Aur Resources, Inc.                                      121,900       3,627,533
FNX Mining Co., Inc. *                                   147,400       4,485,997
Gerdau Ameristeel Corp.                                  192,200       2,839,923
Inmet Mining Corp.                                       136,100      10,527,707
Lundin Mining Corp. *                                    363,555       4,388,939
Northgate Minerals Corp. *                                70,600         202,803
PAN American Silver Corp. *                               78,560       2,050,193
Sherritt International Corp.                             346,221       4,761,453
Teck Cominco Ltd., Class B                                    76           3,225
Yamana Gold, Inc.                                         84,893         942,769
                                                                   -------------
                                                                      33,830,542
BEER, LIQUOR, & TOBACCO 0.2%
Rothmans, Inc.                                           180,980       3,577,976

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
BIOTECHNOLOGY 0.1%
QLT, Inc. *                                              262,600       1,903,095

CHEMICALS & RUBBER 0.2%
Agrium, Inc.                                              12,590         551,821
Methanex Corp.                                           185,503       4,604,270
                                                                   -------------
                                                                       5,156,091
COMMUNICATIONS UTILITIES 0.1%
Cogeco Cable, Inc.                                        36,380       1,570,974
Cogeco, Inc.                                              34,400       1,285,580
                                                                   -------------
                                                                       2,856,554

DRUGS & PHARMACEUTICALS 0.2%
Angiotech Pharmaceuticals, Inc. *                        247,813       1,770,342
Aspreva Pharmaceuticals Corp. *                           28,820         489,690
Axcan Pharma, Inc. *                                      64,200       1,244,525
Biovail Corp.                                             31,000         790,096
                                                                   -------------
                                                                       4,294,653
ELECTRIC UTILITIES 0.4%
ATCO Ltd., Class I                                       158,900       8,333,953

FOREST PRODUCTS & PAPER 0.2%
Canfor Pulp Income Fund                                       74           1,072
Cascades, Inc.                                           274,060       2,930,339
Intertape Polymer Group, Inc. *                           29,150         130,802
West Fraser Timber Co., Ltd.                              27,790       1,084,208
                                                                   -------------
                                                                       4,146,421
FURNITURE & HOUSEHOLD ITEMS 0.0%
Dorel Industries, Inc., Class B                            5,500         188,505

GAS & OTHER PUBLIC UTILITIES 0.0%
Newalta Income Fund                                       28,500         687,585

INFORMATION & SERVICES 0.1%
FirstService Corp. *                                      82,978       3,020,002
Stantec, Inc. *                                            6,500         214,785
                                                                   -------------
                                                                       3,234,787
INSURANCE 0.2%
Industrial Alliance Insurance and Financial
   Services, Inc.                                        137,289       5,090,744

IT HARDWARE 0.1%
Celestica, Inc. *                                        177,550       1,120,053
Sierra Wireless, Inc. *                                   27,080         673,155
                                                                   -------------
                                                                       1,793,208
METAL PRODUCTS & MACHINERY 0.5%
Groupe Laperriere & Verreault, Inc., Class A *            40,423       1,541,785
Husky Injection Molding Systems Ltd.                     327,990       2,247,667
Linamar Corp.                                            197,584       3,581,644
Martinrea International, Inc. *                          193,400       2,999,266
                                                                   -------------
                                                                      10,370,362
MISCELLANEOUS FINANCE 0.3%
Canaccord Capital, Inc.                                  124,041       2,425,509
Dundee Corp., Class A *                                   37,800       2,475,053
Dundee Wealth Management, Inc.                            65,300       1,006,549
                                                                   -------------
                                                                       5,907,111
OIL & COAL RESOURCES 0.4%
Addax Petroleum Corp.                                     82,360       3,080,237
Canetic Resources Trust                                  231,300       3,760,729
Provident Energy Trust                                   242,500       2,850,129
                                                                   -------------
                                                                       9,691,095
OIL DRILLING & SERVICES 0.5%
Ensign Energy Services, Inc.                              72,370       1,290,805
Flint Energy Services Ltd. *                             112,600       3,012,532
Real Resources, Inc. *                                    49,310         427,716
Savanna Energy Services Corp. *                          111,720       2,097,536
Tesco Corp. *                                             95,361       3,030,246
Trican Well Service Ltd.                                  14,630         297,888
Trinidad Energy Services Income Trust                     33,600         473,128
                                                                   -------------
                                                                      10,629,851
PUBLISHING, BROADCASTING & CINEMA 0.3%
Astral Media, Inc.                                           340          13,485
CanWest Global Communications Corp. *                    160,514       1,407,370
Cinram International Income Fund                          74,170       1,879,925
Transcontinental, Inc., Class A                          215,158       4,298,110
                                                                   -------------
                                                                       7,598,890
REAL ESTATE DEVELOPMENT 0.2%
BPO Properties Ltd.                                        3,909         255,071
MI Developments, Inc., Class A                           104,200       3,793,360
                                                                   -------------
                                                                       4,048,431
REAL ESTATE INVESTMENT TRUSTS 0.3%
Calloway Real Estate Investment Trust                    113,300       2,673,891
Canadian Hotel Income Properties Real Estate
   Investment Trust                                        6,600          96,096
Legacy Hotels Real Estate Investment Trust               260,620       2,911,408
                                                                   -------------
                                                                       5,681,395
RETAIL 0.2%
Empire Co., Ltd., Class A                                 22,500         909,505
Leon's Furniture Ltd.                                    172,000       2,179,770
The Forzani Group Ltd., Class A *                         30,670         675,445
                                                                   -------------
                                                                       3,764,720
SOAPS & COSMETICS 0.1%
CCL Industries, Inc., Class B                             36,470       1,332,469

SOFTWARE 0.2%
CGI Group, Inc., Class A *                                44,550         499,763
Open Text Corp. *                                        148,200       3,247,114
                                                                   -------------
                                                                       3,746,877
WHOLESALE 0.1%
George Weston Ltd.                                        10,480         787,537

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
Saskatchewan Wheat Pool, Inc. *                          223,300       2,303,748
                                                                   -------------
                                                                       3,091,285
                                                                   -------------
                                                                     147,193,112
CHINA 0.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
CITIC International Financial Holdings Ltd.               98,000          82,605
Industrial and Commercial Bank of China (Asia)
   Ltd.                                                1,179,000       2,504,452
                                                                   -------------
                                                                       2,587,057
DRUGS & PHARMACEUTICALS 0.0%
Tong Ren Tang Technologies Co., Ltd., Shares H            77,000         206,799

ELECTRIC UTILITIES 0.1%
Huadian Power International Corp., Ltd., Class H       3,224,000       1,671,516

FINANCIAL INVESTMENTS 0.1%
Asia Satellite Telecommunications Holdings Ltd.          578,000       1,201,044

LAND & WATER TRANSPORTATION 0.1%
Sichuan Expressway Co., Ltd.                           6,015,000       1,808,158

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.0%
Great Wall Technology Co., Ltd., Class H *             2,072,000         884,417

SOFTWARE 0.0%
Digital China Holdings Ltd.                              119,000          51,905

TEXTILES & APPAREL 0.1%
Weiqiao Textile Co., Ltd., Class H                       927,000       2,079,175
                                                                   -------------
                                                                      10,490,071
DENMARK 0.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Harboes Bryggeri A/S                                         315          12,227
Hedegaard A/S                                                943          95,429
                                                                   -------------
                                                                         107,656
BANKS & CREDIT INSTITUTIONS 0.0%
Ostjydsk Bank A/S                                            932         213,211

BEER, LIQUOR, & TOBACCO 0.4%
Carlsberg A/S, Class B                                    62,697       7,578,672

CONSTRUCTION & HOMEBUILDING 0.0%
Ove Arkil Holding A/S                                        899         191,155

FOREST PRODUCTS & PAPER 0.0%
Brodrene Hartmann A/S *                                    4,029         147,651
ITH Industri Invest A/S                                      245           8,020
                                                                   -------------
                                                                         155,671
INFORMATION & SERVICES 0.1%
Per Aarsleff A/S, Class B                                  7,416         887,768

LAND & WATER TRANSPORTATION 0.0%
DFDS A/S                                                   6,009         772,960

METAL PRODUCTS & MACHINERY 0.0%
GPV Industri A/S *                                         4,000         209,724

PUBLISHING, BROADCASTING & CINEMA 0.0%
SKAKO Industries A/S                                       4,500         229,158

REAL ESTATE DEVELOPMENT 0.0%
Keops A/S (a)*                                           188,316         805,469

WHOLESALE 0.0%
Sanistaal A/S, Class B                                     4,394         821,195
                                                                   -------------
                                                                      11,972,639
FINLAND 2.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Lannen Tehtaat Oyi                                        13,978         396,727

AIRLINES 0.1%
Finnair Oyj (a)                                          134,423       2,385,386

BASIC MINERALS & METALS 0.8%
Outokumpu Oyj                                            108,752       3,657,729
Rautaruukki Oyj                                          213,600      13,645,037
                                                                   -------------
                                                                      17,302,766
CELLULAR & WIRELESS 0.5%
Elisa Oyj (a)                                            378,974      10,330,577

CHEMICALS & RUBBER 0.4%
Kemira GrowHow Oyj                                        73,507       1,179,082
Kemira Oyj                                               266,797       6,137,310
                                                                   -------------
                                                                       7,316,392
FINANCIAL INVESTMENTS 0.0%
Norvestia Oyj, Class B                                    16,342         186,307

INSTRUMENTS 0.0%
Larox Oyj                                                 25,116         482,950

IT HARDWARE 0.0%
Elcoteq Network Corp., Class A (a)                         1,894          16,041
Okmetic Oyj *                                             60,000         355,997
                                                                   -------------
                                                                         372,038
METAL PRODUCTS & MACHINERY 0.0%
Elektrobit Corp.                                           8,736          22,229
Kyro Oyj                                                   2,544          13,532
                                                                   -------------
                                                                          35,761
MISCELLANEOUS FINANCE 0.0%
Neomarkka Oyj                                             19,500         238,430

REAL ESTATE DEVELOPMENT 0.2%
Citycon Oyj                                              652,000       4,178,886
Sponda Oyj                                                19,744         285,750
Technopolis Ojy                                           50,407         469,009
                                                                   -------------
                                                                       4,933,645
SOFTWARE 0.3%
SysOpen Digia Oyi                                         15,280          86,675

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TietoEnator Oyj (a)                                      212,699       6,834,080
                                                                   -------------
                                                                       6,920,755
                                                                   -------------
                                                                      50,901,734
FRANCE 10.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Bongrain S.A. (a)                                          3,326         409,261
Evialis                                                    8,700         412,785
Rougier S.A.                                               2,649         235,017
Sucriere de Pithiviers Le Vieil                              306         238,555
                                                                   -------------
                                                                       1,295,618

AIRLINES 0.9%
Air France-KLM                                           448,838      20,884,158

AUTOS 1.0%
Plastic Omnium S.A.                                        6,932         361,641
PSA Peugeot Citroen (a)                                  169,930      13,689,614
Societe Fonciere Financiere et de Participations
   (FFP)                                                  25,387       7,913,868
                                                                   -------------
                                                                      21,965,123
BANKS & CREDIT INSTITUTIONS 0.0%
Caisse Regionale du Credit Agricole Mutuel Loire
   Haute-Loire                                               815          70,609

BASIC MINERALS & METALS 0.4%
Eramet                                                    33,726       8,975,812

BEER, LIQUOR, & TOBACCO 0.0%
Vranken - Pommery Monopole                                 1,604         123,651

CHEMICALS & RUBBER 1.5%
Compagnie Generale des Etablissements Michelin,
   Class B (a)                                           229,200      32,029,193
Societe Anonyme d'Explosifs et de Produits
   Chimiques                                                 572         316,637
                                                                   -------------
                                                                      32,345,830
COMMUNICATIONS UTILITIES 0.0%
Avenir Telecom *                                           1,871           6,212
Net2S *                                                    7,014          36,548
                                                                   -------------
                                                                          42,760
CONSTRUCTION & HOMEBUILDING 0.0%
Compagnie Industrielle et Financiere
   d'Entreprises                                             598         202,490

CONSTRUCTION MATERIALS 0.4%
Ciments Francais S.A.                                     35,692       8,178,343

DRUGS & PHARMACEUTICALS 0.0%
Boiron S.A.                                                3,084         103,781

FINANCIAL INVESTMENTS 0.0%
IDI                                                          133           6,421
Societe Alsacienne et Lorraine de Valeurs
   d'Entreprises et de Participations                      3,830         536,510
                                                                   -------------
                                                                         542,931
FOREST PRODUCTS & PAPER 0.3%
Sequana Capital                                          231,221       6,862,420

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Beneteau                                                  15,096       2,047,778
Thales S.A. (a)                                           26,800       1,637,663
                                                                   -------------
                                                                       3,685,441
INFORMATION & SERVICES 0.0%
A Novo *                                                  73,104          67,707
Ginger                                                     8,835         253,268
Groupe Diffusion Plus                                         85           2,995
Tessi S.A.                                                 3,864         282,857
                                                                   -------------
                                                                         606,827
INSURANCE 0.3%
CNP Assurances (a)                                        55,413       7,080,591

IT HARDWARE 0.6%
Radiall S.A.                                                 131          19,272
Thomson (a)*                                             704,088      13,465,146
                                                                   -------------
                                                                      13,484,418
LAND & WATER TRANSPORTATION 0.1%
Financiere de l'Odet                                       4,495       1,950,316

METAL PRODUCTS & MACHINERY 0.4%
Constructions Industrielles dela Mediterranee S.A.           777         130,222
Gevelot                                                    3,516         286,475
Securidev S.A.                                               356          13,983
Valeo S.A. (a)                                           155,202       8,327,405
                                                                   -------------
                                                                       8,758,085
MISCELLANEOUS FINANCE 1.0%
ABC Arbitrage                                             21,501         210,418
Natixis (a)                                              916,078      22,326,352
Viel et Compagnie                                         65,517         514,309
                                                                   -------------
                                                                      23,051,079
PUBLISHING, BROADCASTING & CINEMA 0.6%
Havas S.A. (a)                                         1,149,306       6,507,114
Publicis Groupe (a)                                      135,488       5,987,231
                                                                   -------------
                                                                      12,494,345
REAL ESTATE DEVELOPMENT 0.6%
Acanthe Developpement S.A.                                 8,801          40,500
Affine                                                        78          14,780
Fonciere des Regions (a)                                  48,498       7,074,182
Icade Fonciere des Pimonts S.A.                               40           8,771
Nexity                                                    71,360       5,950,617
Touax                                                     12,279         640,520
                                                                   -------------
                                                                      13,729,370
RESTAURANTS, HOTELS & THEATERS 0.7%
Club Mediterranee S.A. (a)*                                  225          15,963

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF          VALUE
SECURITY                                                SHARES             ($)
Compagnie des Alpes                                        4,130         202,013
Groupe Flo                                                40,078         775,683
Pierre & Vacances                                          3,129         476,622
Sodexho Alliance S.A. (a)                                185,200      13,243,046
                                                                   -------------
                                                                      14,713,327
SOFTWARE 1.2%
Atos Origin S.A. (a)*                                    138,685       8,705,670
Cap Gemini S.A. (a)                                      208,500      15,243,106
Esi Group *                                               11,721         214,002
GFI Informatique (a)                                      37,935         474,337
Groupe Steria S.C.A.                                      21,269       1,409,982
Guillemot Corp. *                                         11,414          50,558
Jet Multimedia                                            29,279         506,999
Lectra                                                     2,093          17,563
XRT *                                                    110,000         295,979
                                                                   -------------
                                                                      26,918,196
WHOLESALE 0.0%
Guillin Emballages                                           400          41,856
                                                                   -------------
                                                                     228,107,377
GERMANY 6.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Frosta AG                                                 10,062         303,865

AUTOS 0.0%
Grammer AG (a)                                             3,054          90,566

BASIC MINERALS & METALS 0.8%
Leoni AG                                                  51,436       2,392,328
Norddeutsche Affinerie AG (a)                             70,775       3,126,325
Salzgitter AG                                             69,200      13,391,886
                                                                   -------------
                                                                      18,910,539
BEER, LIQUOR, & TOBACCO 0.0%
Sektkellerei Schloss Wachenheim AG                        23,575         302,803

CELLULAR & WIRELESS 0.1%
Drillisch AG *                                           108,870       1,237,034
Funkwerk AG (a)                                           14,106         422,941
                                                                   -------------
                                                                       1,659,975
CHEMICALS & RUBBER 1.5%
Altana AG (a)                                            203,669       4,919,395
Lanxess *                                                298,200      16,671,731
Linde AG (a)                                              94,242      11,374,273
                                                                   -------------
                                                                      32,965,399
COMMERCIAL AIRCRAFT & COMPONENTS 0.6%
MTU Aero Engines Holding AG (a)                          195,517      12,723,204

CONSTRUCTION MATERIALS 0.0%
Augusta Technologie AG *                                  18,872         401,014

ELECTRIC UTILITIES 0.2%
MVV Energie AG                                            90,209       3,808,090

FOREST PRODUCTS & PAPER 0.0%
Westag & Getalit AG                                        2,631          84,939

GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Rheinmetall AG (a)                                        67,048       6,242,531

INFORMATION & SERVICES 0.6%
Bilfinger Berger AG                                      128,093      11,385,588
D. Logistics AG *                                        121,763         418,993
Ruecker AG                                                28,950         303,663
TUI AG (a)*                                               44,952       1,245,798
                                                                   -------------
                                                                      13,354,042
INSTRUMENTS 0.4%
Fresenius AG (a)                                         117,233       8,991,272

INSURANCE 0.0%
Wuerttembergische Lebensversicherung AG *                 14,519         774,239

IT HARDWARE 1.0%
ADCapital AG                                                 498           7,805
Elmos Semiconductor AG *                                  33,286         377,527
Euromicron AG                                              1,529          40,975
Infineon Technologies AG *                             1,302,403      21,632,601
                                                                   -------------
                                                                      22,058,908
METAL PRODUCTS & MACHINERY 0.3%
Duerr AG *                                                53,317       2,232,897
Gesco AG                                                   8,232         530,426
Gildemeister AG (a)                                      170,000       3,317,492
KSB AG                                                       177         126,763
                                                                   -------------
                                                                       6,207,578
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
Heidelberger Druckmaschinen AG (a)                       197,690       9,589,749
Koenig & Bauer AG                                          9,040         338,792
                                                                   -------------
                                                                       9,928,541
PUBLISHING, BROADCASTING & CINEMA 0.0%
Schlott Gruppe AG                                            500          15,382

RESTAURANTS, HOTELS & THEATERS 0.1%
IFA Hotel & Touristik AG *                                25,000         321,444
Sixt AG (a)                                               19,960       1,225,294
                                                                   -------------
                                                                       1,546,738
RETAIL 0.1%
Hornback Baumarkt Aktiengesellschaft                      25,022       2,080,018

SOFTWARE 0.1%
Bechtle AG                                                15,839         580,993
ComBOTS AG (a)*                                            4,749          70,062
Computerlinks AG                                          16,576         325,183
Integralis AG *                                           24,396         151,603
Mensch + Maschine                                          7,903          65,728
PC-Ware AG                                                12,805         262,886
REALTECH AG                                               13,166         179,286
syzygy AG                                                 48,000         226,726
USU Software AG                                           30,934         187,567
                                                                   -------------
                                                                       2,050,034

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
TEXTILES & APPAREL 0.1%
Adidas AG                                                 19,476       1,230,966

WHOLESALE 0.1%
Cancom IT Systeme AG *                                     7,556          42,952
INTERSEROH AG                                             26,148       1,691,641
                                                                   -------------
                                                                       1,734,593
                                                                   -------------
                                                                     147,465,236
GREECE 0.2%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
Bank of Greece                                            26,314       3,277,137

COMMUNICATIONS UTILITIES 0.1%
Hellenic Telecommunications Organization S.A.
   (OTE) *                                                49,110       1,522,115
                                                                   -------------
                                                                       4,799,252
HONG KONG 1.8%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.0%
Asia Financial Holdings Ltd.                             562,000         309,929

BASIC MINERALS & METALS 0.0%
China Oriental Group Co., Ltd.                           211,000          87,316

CELLULAR & WIRELESS 0.0%
SmarTone Telecommunications Holdings Ltd.                316,500         365,893

COMMUNICATIONS UTILITIES 0.0%
PCCW Ltd.                                                 73,000          44,939

CONSUMER DURABLES 0.0%
Alco Holdings Ltd.                                       122,000          67,727

FINANCIAL INVESTMENTS 0.0%
Harbour Centre Development Ltd.                          180,000         326,888
Peregrine Investment Holdings Ltd. (b)(c)*                84,000              --
                                                                   -------------
                                                                         326,888
FURNITURE & HOUSEHOLD ITEMS 0.1%
Chow Sang Sang Holdings International Ltd.               118,000         107,139
EganaGoldpfeil (Holdings) Ltd.                         2,788,000       2,434,647
                                                                   -------------
                                                                       2,541,786
INFORMATION & SERVICES 0.0%
USI Holdings Ltd.                                        722,727         526,901
Wai Kee Holdings Ltd.                                     18,000           7,782
                                                                   -------------
                                                                         534,683
IT HARDWARE 0.3%
Moulin Global Eyecare Holdings Ltd. (b)(c)*              268,000              --
Semiconductor Manufacturing International Corp. *      5,716,000         783,435
Truly International Holdings Ltd.                      1,378,760       2,139,399
Vtech Holdings Ltd.                                      344,000       2,902,103
                                                                   -------------
                                                                       5,824,937
LAND & WATER TRANSPORTATION 0.2%
Jinhui Holdings Ltd. *                                    73,000          54,914
Transport International Holdings Ltd.                    759,200       3,912,436
                                                                   -------------
                                                                       3,967,350
METAL PRODUCTS & MACHINERY 0.0%
Chen Hsong Holdings Ltd.                                 396,000         329,142

MISCELLANEOUS FINANCE 0.3%
Allied Group Ltd.                                        207,600         634,549
COL Capital Ltd.                                       1,096,000         894,427
Guoco Group Ltd.                                         268,000       3,759,883
                                                                   -------------
                                                                       5,288,859
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.0%
Proview International Holdings Ltd.                    1,908,000         334,215

PUBLISHING, BROADCASTING & CINEMA 0.1%
eSun Holdings Ltd. *                                   1,189,000         841,944

REAL ESTATE DEVELOPMENT 0.6%
Allied Properties (H.K.) Ltd.                            404,000         504,277
Associated International Hotels Ltd. *                     4,000           6,550
Chevalier International Holdings Ltd.                    356,000         387,684
China Motor Bus Co., Ltd.                                  4,000          31,921
Coastal Greenland Ltd.                                 1,268,000         264,473
Goldlion Holdings Ltd.                                   300,000          73,374
Great Eagle Holdings Ltd.                                  5,000          17,521
Hong Kong Ferry (Holdings) Co., Ltd.                     294,280         316,280
Hongkong Chinese Ltd.                                    180,000          47,361
Hopewell Holdings Ltd.                                    21,000          85,703
Hopson Development Holdings Ltd.                         948,000       2,666,155
Lippo Ltd.                                                21,000          20,138
Melbourne Enterprises Ltd.                                 2,000          13,061
Miramar Hotel & Investment Co., Ltd.                     327,000         557,581
New World China Land Ltd.                              4,003,200       3,404,767
Pacific Century Premium Developments Ltd.              4,164,000       1,357,366
Soundwill Holdings Ltd.                                  496,000         361,734
Tai Cheung Holdings Ltd.                               1,423,520       1,092,803
TAI Sang Land Developement Ltd.                          101,000          59,429
Wheelock Properties (S) Ltd.                           1,639,000       1,938,525
Wing On Co. International Ltd.                           276,500         445,069
                                                                   -------------
                                                                      13,651,772
RESTAURANTS, HOTELS & THEATERS 0.1%
Hongkong & Shanghai Hotels Ltd.                          871,192       1,539,894
Keck Seng Investments                                    340,000         298,029
Mandarin Oriental International Ltd.                     460,000       1,026,287
                                                                   -------------
                                                                       2,864,210

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SOFTWARE 0.0%
SUNeVision Holdings Ltd.                               1,050,280         151,782

WHOLESALE 0.1%
Champion Technology Holdings Ltd.                      4,363,582         976,757
Tan Chong International Ltd.                           1,236,000         456,829
                                                                   -------------
                                                                       1,433,586
                                                                   -------------
                                                                      38,966,958
IRELAND 0.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Kerry Group plc, Class A                                 306,263       8,574,852

CONSTRUCTION MATERIALS 0.0%
Readymix plc *                                             4,107          13,069

IT HARDWARE 0.0%
Vislink plc                                              263,135         421,675

OIL & COAL RESOURCES 0.1%
Dragon Oil plc *                                         464,584       1,870,959

SOFTWARE 0.0%
Iona Technologies plc *                                   29,976         162,170

WHOLESALE 0.4%
DCC plc                                                  290,707       9,674,487
                                                                   -------------
                                                                      20,717,212
ITALY 4.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Centrale del Latte di Torino & C S.p.A.                    9,679          60,195
La Doria S.p.A. *                                        107,874         347,674
                                                                   -------------
                                                                         407,869
BANKS & CREDIT INSTITUTIONS 0.3%
Banca Popolare dell'Etruria e del Lazio Scrl             213,735       4,420,307
Meliorbanca S.p.A.                                        25,719         134,573
Unione di Banche Italiane S.c.p.A.                        57,800       1,469,137
                                                                   -------------
                                                                       6,024,017
BASIC MINERALS & METALS 0.1%
KME Group *                                            1,206,206       1,108,113

CHEMICALS & RUBBER 0.5%
Montefibre S.p.A. *                                      431,574         467,900
Pirelli & C. S.p.A. (a)*                               8,037,000       9,559,091
                                                                   -------------
                                                                      10,026,991
CONSTRUCTION & HOMEBUILDING 0.1%
Vianini Lavori S.p.A.                                    111,065       1,910,415

CONSTRUCTION MATERIALS 1.1%
Buzzi Unicem S.p.A. (a)                                  234,000       8,057,139
Italcementi S.p.A. (a)                                   299,400       9,243,755
Italmobiliare S.p.A.                                      50,802       7,205,923
                                                                   -------------
                                                                      24,506,817
ELECTRIC UTILITIES 0.2%
ACEA S.p.A.                                              169,809       3,390,896

FINANCIAL INVESTMENTS 0.0%
BasicNet S.p.A. *                                         56,627         133,717

FOREST PRODUCTS & PAPER 1.1%
IFIL - Investments S.p.A. (a)                          2,216,442      23,748,055

FURNITURE & HOUSEHOLD ITEMS 0.0%
Targetti Sankey S.p.A.                                    52,671         522,391

GAS & OTHER PUBLIC UTILITIES 0.0%
Acegas-APS S.p.A.                                         61,646         749,903
ACSM Como S.p.A.                                          47,000         155,404
                                                                   -------------
                                                                         905,307
INFORMATION & SERVICES 0.4%
I Grandi Viaggi S.p.A.                                    90,977         353,101
Iride S.p.A. (a)                                         795,689       2,827,245
Societa Iniziative Autostradali e Servizi S.p.A.
   (SIAS) (a)                                            310,000       5,040,157
                                                                   -------------
                                                                       8,220,503
INSTRUMENTS 0.0%
Gefran S.p.A.                                             52,276         379,639

LAND & WATER TRANSPORTATION 0.0%
Autostrade Meridionali S.p.A.                                216           8,770

METAL PRODUCTS & MACHINERY 0.2%
Danieli S.p.A. - Officine Meccanishe Danieli &
   C. (a)                                                143,186       4,201,900
Intek S.p.A.                                              19,030          23,631
                                                                   -------------
                                                                       4,225,531
MISCELLANEOUS FINANCE 0.0%
Mittel S.p.A.                                             25,347         190,056

PUBLISHING, BROADCASTING & CINEMA 0.6%
A.S. Roma S.p.A. *                                       111,113          93,216
C.I.R. S.p.A. - Compagnie Industriali Riunite (a)      1,620,000       6,229,690
Cofide S.p.A. - Compagnia Finanziaria De
   Benedetti                                             769,882       1,344,690
Mondadori (Arnoldo) Editore S.p.A. (a)                   598,000       5,853,819
Monrif S.p.A. *                                          223,662         352,301
Telecom Italia Media S.p.A. (a)*                         907,930         332,542
                                                                   -------------
                                                                      14,206,258
REAL ESTATE DEVELOPMENT 0.0%
IPI S.p.A. *                                               9,811          82,992
Vittoria Assicurazioni S.p.A.                              4,787          90,402
                                                                   -------------
                                                                         173,394
RESTAURANTS, HOTELS & THEATERS 0.0%
Fiera Milano S.p.A.                                       34,886         375,641

RETAIL 0.1%
Gruppo Coin S.p.A. *                                     265,774       2,437,046

SOAPS & COSMETICS 0.0%
Mirato S.p.A.                                             32,755         390,852

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SOFTWARE 0.1%
Banco di Sardegna S.p.A.                                   1,532          41,351
Digital Bros S.p.A.                                        2,330          19,960
Engineering Ingegneria Informatica S.p.A.                 29,038       1,390,434
                                                                   -------------
                                                                       1,451,745
TEXTILES & APPAREL 0.1%
Benetton Group S.p.A. (a)                                143,020       2,485,966
                                                                   -------------
                                                                     107,229,989
JAPAN 16.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.6%
Coca-Cola Central Japan Co., Ltd. (a)                        265       2,040,318
DyDo Drinco, Inc. (a)                                      2,300          92,389
EJ Holdings, Inc. *                                           50           9,746
Fuji Oil Co., Ltd. (a)                                    16,700         130,436
Itoham Foods, Inc. (a)                                   646,000       2,863,733
Mikuni Coca-Cola Bottling Co., Ltd. (a)                  110,500       1,145,991
Morinaga Milk Industry Co., Ltd.                         515,000       2,073,185
Nichiwa Sangyo Co., Ltd.                                  23,000          80,247
Nippon Beet Sugar Manufacturing Co., Ltd.                372,000         980,368
Nippon Flour Mills Co., Ltd.                             574,000       2,215,499
S Foods, Inc.                                              3,500          32,405
Tokatsu Foods Co., Ltd.                                   60,000         288,883
Yamazaki Baking Co., Ltd. (a)                            190,000       1,622,086
Yonekyu Corp.                                             48,000         552,672
                                                                   -------------
                                                                      14,127,958
AUTOS 0.9%
Aichi Machine Industry Co., Ltd. (a)                     331,000         777,883
Fuji Heavy Industries Ltd.                               584,000       2,793,115
Futaba Industrial Co., Ltd. (a)                          144,200       3,486,034
HI-LEX Corp.                                              26,700         398,142
Hino Motors Ltd. (a)                                     152,000         908,696
Kanto Auto Works Ltd.                                     71,300       1,054,630
Kyokuto Kaihatsu Kogyo Co., Ltd.                           2,800          24,695
Mitsuba Corp.                                            129,000         948,819
Nissan Shatai Co., Ltd.                                  212,000       1,244,945
Pacific Industrial Co., Ltd. (a)                          12,000          59,531
Sanden Corp. (a)                                         285,000       1,246,020
Showa Corp.                                               68,500         912,001
Topre Corp.                                              129,600       1,270,440
Topy Industries Ltd.                                     768,000       2,917,460
Unipres Corp.                                            108,900         822,431
                                                                   -------------
                                                                      18,864,842
BANKS & CREDIT INSTITUTIONS 0.9%
Akita Bank Ltd.                                          288,000       1,401,954
Daishi Bank Ltd.                                         716,000       3,119,055
Fukuoka Financial Group, Inc. *                              416           2,750
Hyakugo Bank Ltd.                                        478,000       3,241,948
Kita-Nippon Bank Ltd.                                     11,600         513,430
Miyazaki Bank Ltd.                                        21,000          90,416
San-in Godo Bank Ltd.                                     36,000         344,210
Shiga Bank Ltd.                                          428,000       2,932,338
Shinki Co., Ltd. *                                        28,300          57,085
Taiko Bank Ltd.                                           71,000         202,284
The Aichi Bank Ltd.                                       29,700       3,252,878
The Chukyo Bank Ltd.                                     105,000         313,144
The Eighteenth Bank Ltd.                                  50,000         208,513
The Fukui Bank Ltd.                                       38,000         116,912
The Mie Bank Ltd.                                        363,000       1,826,805
The Nanto Bank Ltd.                                      153,000         794,769
Toho Bank Ltd.                                           344,000       1,483,631
Yamagata Bank Ltd. (a)                                    33,000         167,010
                                                                   -------------
                                                                      20,069,132
BASIC MINERALS & METALS 1.8%
Ahresty Corp.                                             10,100         242,960
Asahi Industries Co., Ltd.                                   205         437,084
Chubu Steel Plate Co., Ltd.                              106,500         998,446
Daiki Aluminium Industry Co., Ltd.                       169,000       1,043,079
Fujikura Ltd.                                            396,000       2,941,093
Godo Steel Ltd. (a)                                       45,000         211,707
Hitachi Cable Ltd.                                       508,000       2,976,061
Kurimoto Ltd. (a)                                         82,000         284,972
Mitsui Mining & Smelting Co., Ltd.                       540,000       2,519,559
Nakayama Steel Works Ltd.                                454,000       1,598,954
Nichia Steel Works Ltd. (a)                              154,000         685,591
Nippon Light Metal Co., Ltd. (a)                       1,321,000       3,446,819
Nisshin Steel Co., Ltd.                                1,216,000       5,549,053
Osaka Steel Co., Ltd.                                    128,200       2,426,404
Showa Electric Wire & Cable Co., Ltd.                      6,000           8,601
Sumitomo Pipe & Tube Co., Ltd.                           113,000         867,687
Tokyo Steel Manufacturing Co., Ltd. (a)                  217,900       3,412,380
Tokyo Tekko Co Ltd                                       174,000       1,102,139
Toyo Kohan Co., Ltd.                                     381,000       1,806,224
Yamato Kogyo Co., Ltd.                                   139,900       5,543,786
Yodogawa Steel Works Ltd.                                460,000       2,551,177
                                                                   -------------
                                                                      40,653,776
BEER, LIQUOR, & TOBACCO 0.3%
Asahi Breweries Ltd. (a)                                 232,400       3,604,119
Mercian Corp.                                            455,000       1,082,223
Oenon Holdings, Inc. (a)                                 257,000         686,839
                                                                   -------------
                                                                       5,373,181
CHEMICALS & RUBBER 1.5%
Adeka Corp.                                                  400           4,241
Arakawa Chemical Industries Ltd.                          18,200         223,186
Atomix Co., Ltd.                                           3,000          10,721
Daicel Chemical Industries Ltd. (a)                       94,000         611,762
Dainippon Ink & Chemicals, Inc.                          734,000       2,832,132
Kureha Chemical Industry Co., Ltd.                       315,000       1,561,251
Nippon Kayaku Co., Ltd.                                  467,000       3,698,614
Sakai Chemical Industry Co., Ltd.                        383,000       2,928,785
SOFT99 Corp.                                              28,300         214,547
Sumitomo Rubber Industries Ltd. (a)                      327,400       3,907,646
Teijin Ltd. (a)                                          454,000       2,483,134
Toagosei Co., Ltd.                                       454,000       1,786,052

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Tokyo Ohka Kogyo Co., Ltd.                               108,300       2,429,086
Tosoh Corp.                                              846,000       4,692,626
Toyo Ink Manufacturing Co., Ltd.                         198,000         755,137
Ube Industries Ltd.                                    1,460,000       4,494,432
                                                                   -------------
                                                                      32,633,352
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
Jalux., Inc.                                               2,600          45,366
Sumitomo Precision Products Co., Ltd. (a)                197,000       1,059,000
                                                                   -------------
                                                                       1,104,366
COMMUNICATIONS UTILITIES 0.2%
Faith, Inc. (a)                                            3,304         544,762
GMO Internet, Inc. (a)                                   103,600         609,705
Rakuten, Inc. (a)                                          8,045       2,704,640
                                                                   -------------
                                                                       3,859,107
CONSTRUCTION & HOMEBUILDING 0.2%
C-Cube Corp.                                              98,600         385,371
Daiichi Kensetu Corp.                                     24,000         208,744
Koatsu Kogyo Co., Ltd.                                    29,000          85,623
Maeda Corp. (a)                                            5,000          22,178
Nippon Dentsu Co., Ltd.                                   11,000          38,038
Nippon Road Co., Ltd.                                    331,000         606,212
Nishimatsu Construction Co., Ltd. (a)                    128,000         451,953
Ohmoto Gumi Co., Ltd.                                     32,000         228,711
Oki Wintech Co., Ltd.                                     45,000         199,989
Seibu Electric Industry Co., Ltd.                         83,000         411,837
Taisei Oncho Co., Ltd.                                    49,000         171,786
Taisei Rotec Corp.                                       283,000         523,056
Tokyo Energy & Systems, Inc.                              43,000         350,050
Yondenko Corp.                                            73,000         376,093
Yurtec Corp.                                              43,000         239,017
Zenitaka Corp.                                            30,000          77,276
                                                                   -------------
                                                                       4,375,934
CONSTRUCTION MATERIALS 0.4%
Maeda Road Construction Co., Ltd.                        250,000       2,215,898
Mitani Sekisan Co., Ltd.                                   4,600          35,325
Nihon Yamamura Glaaa Co., Ltd.                           444,000       1,145,494
Nittetsu Mining Co., Ltd.                                 97,000         790,051
Sankyo Rikagaku Co., Ltd.                                 17,000         189,098
Taiheiyo Cement Corp. (a)                                594,000       2,627,379
TOTO Ltd. (a)                                            321,000       2,778,817
                                                                   -------------
                                                                       9,782,062
CONSUMER DURABLES 0.0%
D&M Holdings, Inc.                                       125,000         543,879

DRUGS & PHARMACEUTICALS 0.5%
Cawachi Ltd.                                              69,700       2,065,705
Kaken Pharmaceutical Co., Ltd. (a)                       324,000       2,358,417
Kyorin Co., Ltd. (a)                                      81,000       1,144,549
Nippon Shinyaku Co., Ltd.                                174,000       1,603,559
Nissui Pharmaceutical Co., Ltd.                            5,000          37,525
Seikagaku Corp.                                           44,500         517,503
Ssp Co., Ltd.                                             44,000         213,380
Sumitomo Seika Chemicals Co., Ltd.                       271,000       1,414,756
Torii Pharmaceutical Co., Ltd.                            91,600       1,491,088
                                                                   -------------
                                                                      10,846,482
ELECTRIC UTILITIES 0.1%
The Okinawa Electric Power Co., Inc.                      39,200       2,297,642

FINANCIAL INVESTMENTS 0.2%
Gecoss Corp. (a)                                          88,600         514,904
Hitachi Capital Corp.                                    135,700       2,068,628
NEC Leasing Ltd.                                          85,300       1,633,798
Sankyo Frontier Co., Ltd.                                 52,000         163,649
                                                                   -------------
                                                                       4,380,979
FOREST PRODUCTS & PAPER 0.0%
Nihon Decoluxe Co., Ltd.                                   2,000          10,396

FURNITURE & HOUSEHOLD ITEMS 0.2%
Hodogaya Chemical Co., Ltd. (a)                          212,000         670,291
Roland Corp.                                              62,700       1,576,714
Sumitomo Bakelite Co., Ltd.                               55,000         385,077
Tachikawa Corp.                                           60,600         428,723
Toso Co., Ltd.                                            40,000         122,265
                                                                   -------------
                                                                       3,183,070
GAS & OTHER PUBLIC UTILITIES 0.0%
Keiyo Gas Co., Ltd.                                       49,000         256,652
Otaki Gas Co., Ltd.                                       19,000          99,214
                                                                   -------------
                                                                         355,866
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd. (a)          560,000       2,985,997

INFORMATION & SERVICES 0.5%
Autobacs Seven Co., Ltd.                                 108,400       3,382,252
BML, Inc. (a)                                             25,000         434,241
Chodai Co., Ltd.                                          20,500          77,345
CTI Engineering Co., Ltd.                                 64,100         498,133
Eikoh, Inc.                                               33,400         132,744
Hitachi System & Services Ltd.                            12,700         273,312
Ichishin Co., Ltd.                                        36,500         153,649
Johnan Academic Preparatory Institute, Inc.               31,000          68,819
Keiiyu Co., Ltd.                                          44,900         274,946
NEC Networks & System Integration Corp.                  184,400       1,932,670
Nippon Koei Co., Ltd. (a)                                337,000       1,008,568
Original Engineering Consultants Co., Ltd.                16,000          48,956
Oyo Corp.                                                 15,300         190,523
TKC Corp.                                                100,000       1,818,361
Wesco, Inc.                                               56,700         187,463
                                                                   -------------
                                                                      10,481,982
INSTRUMENTS 0.1%
Furuno Electric Co., Ltd                                  16,200         162,786
Hitachi Medical Corp.                                    102,000       1,035,401
Nipro Corp. (a)                                           58,000       1,194,234
                                                                   -------------
                                                                       2,392,421

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
INSURANCE 0.2%
Nissay Dowa General Insurance Co., Ltd.                  373,000       2,326,356
The Fuji Fire and Marine Insurance Co., Ltd.             675,000       2,697,854
                                                                   -------------
                                                                       5,024,210
IT HARDWARE 1.0%
Alps Electric Co., Ltd. (a)                              213,400       2,132,155
Dainippon Screen Mfg. Co., Ltd. (a)                      417,000       3,146,967
Futaba Corp. (a)                                         154,700       3,308,721
Hitachi Kokusai Electric, Inc.                           262,000       3,229,158
NEC Corp.                                                255,000       1,312,767
Pioneer Corp. (a)                                        191,900       2,609,928
Shindengen Electric Manufacturing Co., Ltd.              194,000         934,831
Shinkawa Ltd.                                             71,100       1,491,805
Tamura Corp. (a)                                          48,000         254,473
Teikoku Tsushin Kogyo Co., Ltd.                            4,000          18,107
Toshiba Tec Corp.                                        626,000       3,714,059
                                                                   -------------
                                                                      22,152,971
LAND & WATER TRANSPORTATION 0.5%
Hitachi Transport System Ltd.                             80,600         890,233
Isewan Terminal Service Co., Ltd.                        106,000         627,872
K.R.S. Corp.                                               6,400          78,551
Kawanishi Warehouse Co., Ltd.                              1,000          10,195
Keisei Electric Railway Co., Ltd.                        528,000       3,091,046
Meiko Trans Co., Ltd.                                     26,000         300,098
Nankai Electric Railway Co., Ltd.                        117,000         351,487
Nippon Konpo Unyu Soko Co., Ltd.                         184,000       2,381,591
Seino Holdings Co., Ltd. (a)                             272,000       2,574,683
Tokyo Kisen Co., Ltd.                                     10,000          69,534
West Japan Railway Co.                                       277       1,289,776
                                                                   -------------
                                                                      11,665,066
METAL PRODUCTS & MACHINERY 1.6%
Aida Engineering Ltd.                                    321,000       2,344,348
Asahi Diamond Industrial Co., Ltd.                         9,000          66,909
Bosch Corp. (a)                                          547,000       2,710,302
Corona Corp. (a)                                          49,100         780,552
Fuji Electric Holdings Co., Ltd.                         592,000       3,002,811
Fuji Machine Manufacturing Co., Ltd.                     153,800       3,595,140
Fujitec Co., Ltd.                                         85,000         572,672
Glory Ltd.                                                96,000       2,101,119
Hakuto Co., Ltd.                                             300           4,721
Heiwa Corp. (a)                                           86,500       1,062,840
Hitachi Maxell Ltd. (a)                                  171,000       1,995,520
Hokkan Holdings, Ltd.                                      4,000          13,334
Ishikawajima Transportation Machinery Co., Ltd.           39,000         168,828
Kioritz Corp.                                            247,000         763,475
Komori Corp. (a)                                         165,000       3,867,204
Nakano Refrigerators Co., Ltd.                             1,900          21,782
Nissei Plastic Industrial Co., Ltd.                       87,000         573,272
Nitto Kogyo Corp.                                        114,200       1,663,724
Oiles Corp.                                               79,400       1,772,500
Piolax, Inc.                                               8,800         160,967
Sanso Electric Co., Ltd.                                  30,000          93,198
Sanwa Shutter Corp.                                       42,000         243,601
Sekisui Jushi Corp.                                      138,000       1,100,198
Shin-Kobe Electric Machinery Co., Ltd.                    17,000          83,113
ShinMaywa Industries Ltd.                                378,000       1,883,739
Sinko Kogyo Co., Ltd.                                    104,000         490,088
Sintokogio Ltd.                                          204,300       2,998,113
Takeuchi Mfg. Co., Ltd.                                    3,800         175,161
Tsurumi Manufacturing Co Ltd.                              9,000          90,825
Wakita & Co., Ltd.                                        50,000         388,353
                                                                   -------------
                                                                      34,788,409
MISCELLANEOUS FINANCE 0.6%
Aizawa Securities Co., Ltd.                               66,400         484,447
Mito Securities Co., Ltd. (a)                              8,000          34,377
Mitsubishi UFJ Securities Co., Ltd. (a)*                  48,000         537,831
Okasan Holdings, Inc. (a)                                524,000       3,473,830
Osaka Securities Finance Co., Ltd.                       156,200         559,174
RECRM RESEARCH Co., Ltd.                                      25          30,377
Shinko Securities Co., Ltd.                                2,000          10,329
Shinsei Bank Ltd.                                        671,000       2,711,865
Takagi Securities Co., Ltd.                               91,000         370,351
Tokai Tokyo Securities Co., Ltd.                         620,000       3,535,414
Toyo Securities Co., Ltd.                                239,000         991,239
                                                                   -------------
                                                                      12,739,234
OIL DISTRIBUTION 0.2%
AOC Holdings, Inc. (a)                                   230,600       3,244,735
Cosmo Oil Co., Ltd.                                       29,000         159,696
                                                                   -------------
                                                                       3,404,431
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.5%
Canon Finetech Ltd.                                        1,100          19,126
Eizo Nanao Corp.                                          75,900       2,472,555
Japan Digital Laboratory Co., Ltd.                       119,000       1,636,767
Konica Minolta Holdings, Inc.                            326,500       4,812,150
Noritsu Koki Co., Ltd. (a)                                62,100       1,270,248
Riso Kagaku Corp.                                         51,600       1,045,620
                                                                   -------------
                                                                      11,256,466
PUBLISHING, BROADCASTING & CINEMA 0.2%
Chubu-Nippon Broadcasting Co., Ltd.                          300           4,035
Hakuhodo DY Holdings, Inc. (a)                            29,480       1,946,476
Kadokawa Group Holdings, Inc. (a)                         83,100       2,098,533
RKB Mainichi Broadcasting Corp.                           17,000         135,477
Sky Perfect JSAT Corp. *                                   1,022         478,109
                                                                   -------------
                                                                       4,662,630
REAL ESTATE DEVELOPMENT 0.6%
Airport Facilties Co., Ltd.                              166,100       1,259,160
Aoki Marine Co., Ltd.                                      7,000          21,299
Arnest One Corp.                                         265,600       2,307,445
Cosmos Initia Co., Ltd.                                  219,000       1,393,400

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
Cowboy Co., Ltd.                                          67,000          97,214
Hankyu Hanshin Holdings, Inc. (a)                          5,000          26,403
Hosoda Corp.                                              57,000         251,961
Iida Home Max (a)                                         73,200       1,196,445
Keihanshin Real Estate Co., Ltd. (a)                     121,000         878,622
Meiwa Estate Co., Ltd.                                    78,500       1,083,318
Nisshin Fudosan Co., Ltd.                                 68,700         939,361
Takara Leben Co., Ltd.                                    60,200         755,213
Towa Real Estate Development Co., Ltd. (a)               409,500       1,575,751
Yuraku Real Estate Co., Ltd.                             172,000         829,624
                                                                   -------------
                                                                      12,615,216
RESTAURANTS, HOTELS & THEATERS 0.3%
Daisyo Corp. (a)                                          71,900         955,075
Fields Corp.                                                 848       1,051,183
Gourmet Kineya Co., Ltd.                                  45,000         347,179
H.I.S. Co., Ltd.                                         107,200       2,946,868
Matsuya Foods Co., Ltd.                                    4,300          50,344
Royal Holdings Co., Ltd. (a)                               6,600          83,562
Shidax Corp. (a)                                           1,144       1,040,588
                                                                   -------------
                                                                       6,474,799
RETAIL 1.0%
Aichi Toyota Motor Co., Ltd.                              20,000         358,497
AOKI Holdings, Inc.                                        1,600          30,551
Aoyama Trading Co., Ltd.                                 103,600       3,186,850
Blue Grass Co., Ltd.                                      11,600         113,056
Chiyoda Co., Ltd.                                        148,900       3,164,843
Daiichikosho Co., Ltd.                                   154,000       1,672,500
Daiwa Co., Ltd.                                           96,000         228,451
FamilyMart Co., Ltd.                                      28,100         740,576
Haruyama Trading Co., Ltd. (a)                            21,900         197,351
Heiwado Co., Ltd.                                        142,600       2,443,825
Izumiya Co., Ltd. (a)                                    103,000         750,974
Jeans Mate Corp.                                          17,300         163,864
Kasumi Co., Ltd.                                          92,000         495,635
Konaka Co., Ltd. (a)                                      87,900         835,723
Maxvalu Nishinihon Co., Ltd.                               8,900         114,484
Ministop Co., Ltd.                                         1,300          25,025
Okuwa Co., Ltd                                           122,000       1,655,693
Poplar Co., Ltd.                                           2,300          18,291
The Daiei, Inc. (a)*                                     292,200       3,084,645
Uny Co., Ltd. (a)                                        311,000       3,686,529
                                                                   -------------
                                                                      22,967,363
SOFTWARE 0.1%
Daikoku Denki Co., Ltd. (a)                                7,600         124,006
Fujitsu Business Systems Ltd.                             76,900       1,213,604
Japan Process Development Co., Ltd.                       10,600          92,321
NEC Fielding Ltd.                                         55,300         700,256
                                                                   -------------
                                                                       2,130,187
TEXTILES & APPAREL 0.5%
Alpen Co., Ltd.                                           13,000         221,384
Fuji Corp.                                                18,000         164,367
Fujix Ltd.                                                 9,000          37,370
Ichikawa Co., Ltd.                                        79,000         326,157
Japan Wool Textile Co., Ltd. (a)                         252,000       2,024,375
Jichodo Co., Ltd.                                          7,000          68,223
King Co., Ltd.                                            46,000         154,121
Kurabo Industries Ltd.                                   790,000       2,232,136
Morishita Co., Ltd.                                        7,000          66,916
Onward Kashiyama Co., Ltd.                               195,000       2,489,039
Sazaby, Inc.                                              29,500         823,950
Tokyo Style Co., Ltd.                                    250,000       2,830,027
                                                                   -------------
                                                                      11,438,065
TRADING COMPANY 0.2%
Sojitz Corp.                                             829,600       3,708,004

WHOLESALE 0.8%
Denkyosha Co., Ltd.                                       17,000         141,320
Inabata & Co., Ltd.                                       18,900         128,820
Japan Pulp & Paper Co., Ltd. (a)                         562,000       2,129,613
Kamei Corp.                                               93,000         592,566
Kanaden Corp.                                             94,000         585,499
Kato Sangyo Co., Ltd.                                     60,800         787,870
Macnica, Inc.                                             70,900       1,785,050
Mitani Corp.                                              12,400         138,400
Mitsuuroko Co., Ltd. (a)                                  63,500         430,031
Nagahori Corp.                                            59,000         225,703
Nagase & Co., Ltd.                                       230,000       3,075,070
Okaya & Co., Ltd.                                          2,500          32,853
Onoken Co., Ltd.                                          27,200         402,468
Ryoden Trading Co., Ltd.                                 177,000       1,405,161
Ryosan Co., Ltd.                                         107,400       2,650,983
Senshu Electric Co., Ltd.                                    200           4,960
Sinanen Co., Ltd.                                         93,000         462,062
TEN ARROWS Co., Ltd.                                       6,700          40,282
Tokiwa Yakuhin Co., Ltd.                                  10,000          40,552
Totech Corp.                                              27,000         230,138
Trusco Nakayama Corp. (a)                                117,900       2,320,120
Tsuzuki Densan Co., Ltd.                                  35,000         156,029
Uchida Yoko Co., Ltd.                                    126,000         635,635
Uehara Sei Shoji Co., Ltd.                                44,000         204,362
                                                                   -------------
                                                                      18,605,547
                                                                   -------------
                                                                     371,955,022
MALAYSIA 0.0%
--------------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT 0.0%
Rekapacific Berhad (b)(c)*                                24,000              --

NETHERLANDS 3.0%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
Kas Bank N.V.                                             54,000       1,879,719

BASIC MINERALS & METALS 0.0%
Draka Holding N.V. (a)                                     3,500         176,505

CHEMICALS & RUBBER 0.8%
Koninklijke DSM N.V.                                     333,748      16,437,111

CONSTRUCTION & HOMEBUILDING 0.2%
Koninklijke BAM Groep N.V.                               170,916       4,831,387

FOREST PRODUCTS & PAPER 0.0%
Crown Van Gelder N.V.                                      9,758         240,234

FURNITURE & HOUSEHOLD ITEMS 0.4%
Hunter Douglas N.V.                                       86,303       8,129,571

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
INFORMATION & SERVICES 0.7%
Fornix Biosciences N.V.                                    1,456          43,334
Vedior N.V. CVA                                          501,748      14,994,033
                                                                   -------------
                                                                      15,037,367
IT HARDWARE 0.2%
ASM International N.V.                                   155,564       4,161,148

METAL PRODUCTS & MACHINERY 0.0%
BE Semiconductor Industries N.V. (a)*                     70,783         463,614

MISCELLANEOUS FINANCE 0.0%
Van der Moolen Holding N.V. (a)*                          86,141         432,088

PUBLISHING, BROADCASTING & CINEMA 0.0%
DOCdata N.V.                                              26,000         227,372

REAL ESTATE DEVELOPMENT 0.2%
Nieuwe Steen Investments N.V. (a)                        117,186       3,287,275

RETAIL 0.0%
Stern Groep N.V.                                           3,475         184,377

SOFTWARE 0.1%
Getronics N.V. (a)*                                      354,000       2,617,099
ICT Automatisering N.V.                                   14,898         280,881
                                                                   -------------
                                                                       2,897,980
TEXTILES & APPAREL 0.0%
Gamma Holding N.V.                                         4,817         429,587

WHOLESALE 0.3%
Buhrmann N.V. (a)                                        301,000       4,615,642
Univar N.V.                                               55,609       2,928,615
                                                                   -------------
                                                                       7,544,257
                                                                   -------------
                                                                      66,359,592
NEW ZEALAND 0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
AFFCO Holdings Ltd.                                      887,761         273,763

AIRLINES 0.1%
Air New Zealand Ltd.                                   1,295,919       2,634,082

LAND & WATER TRANSPORTATION 0.0%
Tourism Holdings Ltd.                                    217,789         420,502

RESTAURANTS, HOTELS & THEATERS 0.1%
Millennium & Capthorne Hotels New Zealand Ltd.         1,147,522         761,305

RETAIL 0.0%
Hallenstein Glasson Holdings Ltd.                         52,084         186,639
                                                                   -------------
                                                                       4,276,291
NORWAY 0.3%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.0%
Sparebanken Vest                                           7,022         228,035

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Aker Yards A/S                                           279,919       4,855,034

LAND & WATER TRANSPORTATION 0.0%
Fosen Trafikklag A.S.A.                                      187          19,534
Stolt-Nielsen S.A. (a)                                     9,147         304,669
                                                                   -------------
                                                                         324,203
MISCELLANEOUS FINANCE 0.1%
ABG Sundal Collier A.S.A.                                475,915       1,239,828
                                                                   -------------
                                                                       6,647,100
PORTUGAL 0.6%
--------------------------------------------------------------------------------
CONSTRUCTION & HOMEBUILDING 0.0%
Grupo Soares da Costa, SGPS S.A. *                        32,381         107,281

CONSTRUCTION MATERIALS 0.4%
CIMPOR-Cimentos de Portugal, SGPS S.A.                   890,741       8,413,529

FOREST PRODUCTS & PAPER 0.1%
Corticeira Amorim S.A.                                     3,256           8,845
Semapa-Sociedade de Investimento e Gestao SGPS S.A        87,728       1,580,864
                                                                   -------------
                                                                       1,589,709
INFORMATION & SERVICES 0.0%
Novabase SGPS S.A. *                                      14,243          91,052

REAL ESTATE DEVELOPMENT 0.1%
Teixeira Duarte - Engenharia e Construcoes S.A.          303,862       1,662,601

RESTAURANTS, HOTELS & THEATERS 0.0%
Ibersol SGPS S.A.                                         35,747         553,003
                                                                   -------------
                                                                      12,417,175
SINGAPORE 1.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Asia Food & Properties Ltd. *                          2,168,000         820,744
Cerebos Pacific Ltd.                                      32,000          84,553
People's Food Holdings Ltd.                              911,000       1,114,621
                                                                   -------------
                                                                       2,019,918
AUTOS 0.1%
Jardine Cycle & Carriage Ltd.                            336,000       3,452,691

CELLULAR & WIRELESS 0.0%
MobileOne Ltd.                                           184,500         265,221

FINANCIAL INVESTMENTS 0.1%
Chuan Hup Holdings Ltd.                                  129,000          34,149
Metro Holdings Ltd.                                    2,583,000       1,806,122
                                                                   -------------
                                                                       1,840,271
FURNITURE & HOUSEHOLD ITEMS 0.0%
HTL International Holdings Ltd. (a)                      667,000         397,829

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
IT HARDWARE 0.0%
Elec & Eltek International Co., Ltd.                      37,000          83,958
WBL Corp., Ltd.                                            2,160           7,029
                                                                   -------------
                                                                          90,987
LAND & WATER TRANSPORTATION 0.1%
K1 Ventures Ltd. *                                     6,260,000       1,288,495
Singapore Shipping Corp., Ltd.                           613,000         216,375
                                                                   -------------
                                                                       1,504,870
METAL PRODUCTS & MACHINERY 0.0%
Kingboard Copper Foil Holdings Ltd.                      293,000          86,257

MISCELLANEOUS FINANCE 0.2%
G.K. Goh Holdings Ltd.                                   451,083         365,962
Kim Eng Holdings Ltd.                                  1,121,513       1,502,236
UOB-Kay Hian Holdings Ltd.                             1,505,850       2,125,029
                                                                   -------------
                                                                       3,993,227
OIL DISTRIBUTION 0.1%
China Aviation Oil Singapore Corp., Ltd.               1,429,000       2,212,927
Singapore Petroleum Co., Ltd.                            141,000         530,333
                                                                   -------------
                                                                       2,743,260
REAL ESTATE DEVELOPMENT 0.5%
Bonvests Holdings Ltd.                                     7,000           7,879
China Merchants Holdings Pacific Ltd.                     10,000           5,983
Fraser & Neave Ltd.                                      354,000       1,261,881
Guocoland Ltd. (a)                                       518,000       1,646,128
Haw Par Corp., Ltd.                                      343,000       1,715,480
Ho Bee Investment Ltd.                                   971,000       1,492,004
MCL Land Ltd.                                             26,000          48,773
Overseas Union Enterprise Ltd.                             6,000          58,011
Wheelock Properties (S) Ltd.                             253,000         572,957
Wing Tai Holdings Ltd.                                 1,412,000       3,677,612
                                                                   -------------
                                                                      10,486,708
RESTAURANTS, HOTELS & THEATERS 0.1%
Hotel Grand Central Ltd.                                 139,650         121,354
Hotel Plaza Ltd.                                         720,000       1,096,641
Low Keng Huat (Singapore) Ltd.                           285,000         152,074
Orchard Parade Holdings Ltd. *                           563,000         755,244
Stamford Land Corp., Ltd.                                660,000         267,454
                                                                   -------------
                                                                       2,392,767
WHOLESALE 0.1%
Noble Group Ltd.                                       1,844,000       2,077,224
                                                                   -------------
                                                                      31,351,230
SOUTH KOREA 3.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Dongwon F&B Co., Ltd.                                      8,173         621,921
Lotte Confectionery Co., Ltd.                                861       1,146,323
Maeil Dairy Industry Co., Ltd.                             3,950         158,167
Namyang Dairy Products Co., Ltd.                           1,768       1,731,926
Nong Shim Co., Ltd.                                          450         127,874
Nong Shim Holdings Co., Ltd.                                 790          79,184
Ottogi Corp.                                                  30           4,059
Samyang Corp.                                              1,178          88,639
Samyang Genex Co Ltd.                                      8,450         806,722
TS Corp.                                                   7,400         345,400
                                                                   -------------
                                                                       5,110,215
AIRLINES 0.0%
Korea Airport Service Co., Ltd.                            9,914         676,391

BASIC MINERALS & METALS 0.3%
KISWIRE Ltd.                                              33,380       1,246,148
Korea Iron & Steel Co., Ltd.                              17,020       1,369,672
Korea Zinc Co., Ltd.                                      27,950       4,744,721
                                                                   -------------
                                                                       7,360,541
CHEMICALS & RUBBER 0.2%
Cheil Industries, Inc.                                    59,880       2,871,976
Dong Ah Tire & Rubber Co., Ltd.                            6,440          60,177
Honam Petrochemical Corp.                                  4,780         476,953
Korean Petrochemical Industrial Co., Ltd.                  8,780         497,578
                                                                   -------------
                                                                       3,906,684
COMMUNICATIONS UTILITIES 0.3%
LG Dacom Corp.                                            52,070       1,416,600
LS Cable Ltd.                                             62,330       4,366,331
                                                                   -------------
                                                                       5,782,931
CONSTRUCTION & HOMEBUILDING 0.2%
Byucksan Engineering & Construction Co., Ltd.             69,580         714,404
Dongbu Corp.                                              18,810         364,850
Sam Whan Corp.                                            34,370       1,207,047
Sambu Construction Co., Ltd.                              31,891       1,619,357
Sungjee Construction Co., Ltd.                             9,630         199,688
                                                                   -------------
                                                                       4,105,346
CONSTRUCTION MATERIALS 0.2%
Asia Cement Co., Ltd.                                     19,410       1,651,378
Hyundai Cement Co., Ltd.                                  25,989       1,457,196
POSCO Refractories & Environment Co., Ltd.                 6,925         185,896
                                                                   -------------
                                                                       3,294,470
DRUGS & PHARMACEUTICALS 0.2%
Choongwae Pharma Corp. (b)*                                5,150         265,479
Daewoong Co., Ltd.                                        39,450       1,289,603
Daewoong Pharmaceutical Co., Ltd.                          7,250         494,934
Handok Pharmaceuticals Co., Ltd.                           3,970          85,536
Il Dong Pharmaceutical Co., Ltd.                          31,993       1,506,408
Ilsung Pharmaceuticals Co., Ltd.                           4,235         495,161
                                                                   -------------
                                                                       4,137,121
ELECTRIC UTILITIES 0.0%
YESCO Co., Ltd.                                            7,350         274,005

FINANCIAL INVESTMENTS 0.0%
Green Cross Holdings Corp.                                 3,977         389,585

GAS & OTHER PUBLIC UTILITIES 0.2%
E1 Corp.                                                  12,740       1,257,659
KyungDong City Gas Co., Ltd.                                 410          24,727
Pusan City Gas Co., Ltd.                                   3,000          81,358

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
Samchully Co., Ltd.                                        7,900       1,455,046
Seoul City Gas Co., Ltd.                                   8,482         788,659
SK Gas Co., Ltd.                                           8,806         700,830
                                                                   -------------
                                                                       4,308,279
GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Hyundai Mipo Dockyard Co., Ltd.                           19,630       5,454,488

INFORMATION & SERVICES 0.2%
KCC Engineering & Construction Co., Ltd.                  23,792       1,668,272
Kyeryong Construction Industrial Co., Ltd.                43,790       2,380,276
Shinsegae Engineering & Construction Co., Ltd.             3,830         174,241
                                                                   -------------
                                                                       4,222,789
INSTRUMENTS 0.0%
INTOPS Co., Ltd.                                          11,192         482,419

INSURANCE 0.2%
Dongbu Insurance Co., Ltd.                               108,080       3,616,828
First Fire & Marine Insurance Co., Ltd. *                 39,440         316,383
                                                                   -------------
                                                                       3,933,211
LAND & WATER TRANSPORTATION 0.1%
Kumho Industrial Co., Ltd.                                49,460       2,397,424
Sebang Co., Ltd.                                           2,220          32,620
                                                                   -------------
                                                                       2,430,044
METAL PRODUCTS & MACHINERY 0.4%
Doosan Corp. *                                            39,860       6,198,760
SFA Engineering Corp.                                     29,719       1,537,702
STX Engine Co., Ltd.                                      14,820         886,914
                                                                   -------------
                                                                       8,623,376
MISCELLANEOUS FINANCE 0.1%
Shinyoung Securities Co., Ltd.                            36,540       2,408,722

OIL DISTRIBUTION 0.0%
GS Holdings Corp.                                          3,440         166,957

PUBLISHING, BROADCASTING & CINEMA 0.0%
Daekyo Co., Ltd.                                          10,405       1,050,805

REAL ESTATE DEVELOPMENT 0.2%
Halla Engineering & Construction Corp.                    55,890       1,530,481
Korea Kumho Petrochemical Co., Ltd. (KKPC)                36,130       2,321,365
                                                                   -------------
                                                                       3,851,846
RESTAURANTS, HOTELS & THEATERS 0.0%
Paradise Co., Ltd.                                       230,010         985,486

RETAIL 0.0%
GS Home Shopping, Inc.                                     4,000         369,570

SOAPS & COSMETICS 0.1%
Pacific Corp.                                              9,490       1,754,136

SOFTWARE 0.1%
Daou Technology Inc.                                     113,130       1,317,164

TEXTILES & APPAREL 0.1%
Dong-Il Corp.                                                 73           7,562
Handsome Co., Ltd.                                        34,500         581,389
Hyosung Corp.                                             18,270         977,052
Ilshin Spinning Co., Ltd.                                  1,547         108,508
Taekwang Industrial Co., Ltd.                                270         327,326
                                                                   -------------
                                                                       2,001,837
WHOLESALE 0.3%
Hanwha Corp.                                              88,360       5,135,577
Youngone Corp.                                            69,750         595,022
                                                                   -------------
                                                                       5,730,599
                                                                   -------------
                                                                      84,129,017
SPAIN 3.1%
--------------------------------------------------------------------------------
AIRLINES 0.4%
Iberia Lineas Aereas de Espana S.A. (a)                1,550,182       7,715,488

BASIC MINERALS & METALS 0.1%
Befesa Medio Ambiente S.A. *                              29,309       1,127,661

CONSTRUCTION & HOMEBUILDING 1.0%
Fomento de Construcciones y Contratas S.A. (FCC)
   (a)                                                   160,712      14,458,891
Obrascon Huarte Lain S.A.                                150,315       6,759,076
Uralita S.A.                                              40,231         374,876
                                                                   -------------
                                                                      21,592,843
CONSTRUCTION MATERIALS 0.4%
Cementos Portland Valderrivas S.A. (a)                    72,000       8,969,578

ELECTRIC UTILITIES 0.1%
Union Fenosa S.A. (a)                                     56,400       3,011,086

FOREST PRODUCTS & PAPER 0.0%
Iberpapel Gestion S.A.                                     6,563         201,548

INSTRUMENTS 0.0%
Indo Internacional S.A.                                   24,259         281,382

INSURANCE 0.4%
Mapfre S.A. (a)                                        1,554,000       7,689,254

METAL PRODUCTS & MACHINERY 0.1%
Construcciones y Auxiliar de Ferrocarriles S.A.           10,053       3,127,790

REAL ESTATE DEVELOPMENT 0.0%
Metrovacesa S.A.                                           2,894         321,184

RESTAURANTS, HOTELS & THEATERS 0.6%
NH Hoteles S.A. (a)*                                     272,773       5,891,127
Sol Melia S.A. (a)                                       321,503       7,139,398
                                                                   -------------
                                                                      13,030,525
TEXTILES & APPAREL 0.0%
Tavex Algodonera S.A. (a)                                103,292         444,580

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
WHOLESALE 0.0%
Unipapel S.A. *                                            8,773         344,158
                                                                   -------------
                                                                      67,857,077
SWEDEN 2.3%
--------------------------------------------------------------------------------
AIRLINES 0.4%
SAS AB (a)*                                              360,000       8,279,198

AUTOS 0.2%
Haldex AB                                                  5,425         123,671
Trelleborg AB (a)                                        133,524       3,674,355
                                                                   -------------
                                                                       3,798,026
BASIC MINERALS & METALS 0.4%
Boliden AB (a)*                                          426,062       8,832,957
Profilgruppen AB                                           3,615          43,028
                                                                   -------------
                                                                       8,875,985
CHEMICALS & RUBBER 0.0%
Geveko AB - B shares                                      10,708         311,310

COMMUNICATIONS UTILITIES 0.4%
Tele2 AB, Class B (a)                                    510,000       8,318,934

FINANCIAL INVESTMENTS 0.0%
Havsfrun AB, Shares B                                      7,429          37,041

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Saab AB, Series B (a)                                    133,672       3,544,156

IT HARDWARE 0.0%
Partnertech AB                                             6,597         102,611

LAND & WATER TRANSPORTATION 0.0%
Rederi AB Transatlantic                                   65,778         514,361

METAL PRODUCTS & MACHINERY 0.0%
AB Traction, Shares B                                     10,017         103,736

MISCELLANEOUS FINANCE 0.0%
Novestra AB *                                             66,151         107,585

REAL ESTATE DEVELOPMENT 0.7%
Castellum AB                                             263,204       3,164,644
HEBA Fastighets AB                                           600          17,984
Home Properties AB                                         3,078          44,255
Hufvudstaden AB, Class A                                 473,715       5,449,716
Klovern AB                                               209,447         829,996
Kungsleden AB                                            566,969       7,055,849
Lennart Wallenstam Byggnads AB                             2,270          52,795
Sagax AB                                                   3,149          38,889
                                                                   -------------
                                                                      16,654,128
SOFTWARE 0.0%
Addnode AB                                                34,730         134,391
IBS AB *                                                   4,816          14,246
Nocom AB - B shares                                       29,871          27,113
Observer AB *                                             14,464          56,288
                                                                   -------------
                                                                         232,038
WHOLESALE 0.0%
OEM International AB                                      32,931         270,495
                                                                   -------------
                                                                      51,149,604
SWITZERLAND 8.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Emmi AG - Reg'd                                           16,066       2,065,933
Groupe Minoteries S.A.                                       844         188,627
                                                                   -------------
                                                                       2,254,560
AUTOS 0.2%
Rieter Holding AG - Reg'd                                 10,153       5,307,302

BANKS & CREDIT INSTITUTIONS 0.3%
Banque Cantonale de Geneve                                 8,832       2,097,857
Graubunder Kantonalbank                                      913         842,940
Verwaltungs-und Privat-Bank AG                            14,356       3,749,132
                                                                   -------------
                                                                       6,689,929
BASIC MINERALS & METALS 0.4%
Georg Fischer AG - Reg'd *                                10,590       7,991,929
UMS Schweizerische Metallwerke Holding AG *               18,631         408,006
                                                                   -------------
                                                                       8,399,935
CHEMICALS & RUBBER 0.4%
Clariant AG - Reg'd *                                    518,000       8,384,824
Schweizerhall Holding AG                                   8,753       1,460,883
                                                                   -------------
                                                                       9,845,707
COMMUNICATIONS UTILITIES 0.1%
Ascom Holding AG (a)*                                     39,850         487,264
Mobilezone Holding AG                                    129,000         817,797
                                                                   -------------
                                                                       1,305,061
CONSTRUCTION MATERIALS 0.2%
Forbo Holding AG - Reg'd *                                 7,335       4,001,541
sia Abrasives Holding AG - Reg'd                             267         102,599
Vetropack Holding S.A.                                       546         855,720
                                                                   -------------
                                                                       4,959,860
DRUGS & PHARMACEUTICALS 0.5%
Ciba Specialty Chemicals AG - Reg'd                      133,899       8,700,131
Siegfried Holding AG                                       8,385       1,375,583
                                                                   -------------
                                                                      10,075,714
ELECTRIC UTILITIES 0.3%
Elektrizitaets-Gesellschaft Laufenburg AG                  3,320       3,778,875
Energiedienst Holding AG - Reg'd *                         5,056       2,764,242
Romande Energie Holding S.A.                                 366         523,823
                                                                   -------------
                                                                       7,066,940
FOREST PRODUCTS & PAPER 0.1%
CPH Chemie & Papier Holding AG                               102         307,712
Harwanne Compagnie de participations
   industielles et financieres S.A. (a)                    1,710         433,974
Industrieholding Cham AG *                                 2,117         857,459
                                                                   -------------
                                                                       1,599,145

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
FURNITURE & HOUSEHOLD ITEMS 0.1%
Daetwyler Holding AG                                         445       3,003,704

INFORMATION & SERVICES 0.3%
Kuoni Reisen Holding AG - Reg'd                           11,100       6,673,824

INSTRUMENTS 0.1%
Carlo Gavazzi Holding AG *                                 1,814         426,955
Comet Holding AG                                              97          23,585
Inficon Holding AG                                         8,287       1,452,109
                                                                   -------------
                                                                       1,902,649
INSURANCE 2.8%
Baloise Holding AG - Reg'd                               209,710      20,684,638
Helvetia Holding AG                                       18,857       7,214,666
Schweizerische National-
   Versicherungs-Gesellschaft - Reg'd                      3,206       2,673,111
Swiss Life Holding - Reg'd *                             114,880      30,287,845
Vaudoise Assurances Holding S.A. - Reg'd                   4,554         745,641
                                                                   -------------
                                                                      61,605,901
IT HARDWARE 0.3%
Huber & Suhner AG                                         11,243       2,463,466
Schaffner Holding AG *                                       660         136,701
SEZ Holding AG                                            99,313       3,050,730
                                                                   -------------
                                                                       5,650,897
LAND & WATER TRANSPORTATION 0.0%
Jungfraubahn Holding AG                                   20,153         981,665

METAL PRODUCTS & MACHINERY 0.5%
Bucher Industries AG - Reg'd                              31,196       4,995,727
Conzzeta Holding AG                                        1,075       2,264,711
Feintool International Holding AG                          1,932         726,048
Phoenix Mecano AG                                            560         251,446
Tornos S.A. *                                             41,663         809,583
WMH Walter Meier AG, Class A - Reg'd                       4,831         802,556
                                                                   -------------
                                                                       9,850,071
REAL ESTATE DEVELOPMENT 0.9%
Allreal Holding AG - Reg'd (a)                             4,866         546,411
Intershop Holdings AG                                      6,982       1,783,052
LO Holding Lausanne-Ouchy S.A.                               181         180,778
MCH Messe Schweiz Holdings AG                              1,259         819,586
Pax-Anlage AG                                                 60          38,690
PSP Swiss Property AG *                                  171,600       9,615,586
Swiss Prime Site AG *                                     97,175       5,669,487
Zueblin Immobilien Holding AG *                           84,889         824,466
                                                                   -------------
                                                                      19,478,056
RETAIL 0.1%
Charles Vogele Holding AG *                               20,648       2,282,352

SOFTWARE 0.0%
Crealogix Holding AG *                                       137          11,440
Kardex AG *                                               17,835         890,929
                                                                   -------------
                                                                         902,369
WHOLESALE 0.4%
Also Holding - Reg'd                                      15,840         879,727
Bobst Group AG - Reg'd                                    60,400       3,792,959
Eichhof Holding AG                                           420         713,638
Metraux Services Holding AG                                1,633         306,252
Valora Holding AG                                         11,250       2,935,610
                                                                   -------------
                                                                       8,628,186
                                                                   -------------
                                                                     178,463,827
UNITED KINGDOM 16.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Anglo-Eastern Plantations plc                              6,461          52,092
Carr's Milling Industries plc                             27,358         278,368
Robert Wiseman Dairies plc                                16,036         162,298
Tate & Lyle plc                                          687,060       7,796,893
                                                                   -------------
                                                                       8,289,651
AUTOS 0.6%
GKN plc                                                1,565,681      12,463,463

BANKS & CREDIT INSTITUTIONS 0.1%
Hitachi Capital UK plc                                    93,010         494,949
Kensington Group plc                                      69,366         636,319
NETeller plc (b)*                                        184,264         549,651
                                                                   -------------
                                                                       1,680,919
BASIC MINERALS & METALS 0.3%
Avocet Mining plc *                                      288,000         807,053
Bodycote International plc                               818,527       4,473,899
Castings plc                                              97,863         577,862
Golden Prospect plc                                      380,000         511,872
Hill & Smith Holdings plc                                  3,964          29,117
                                                                   -------------
                                                                       6,399,803
CELLULAR & WIRELESS 0.5%
COLT Telecom Group S.A. (a)*                             325,917         949,975
The Carphone Warehouse Group plc (a)                   1,479,331       9,723,725
                                                                   -------------
                                                                      10,673,700
CHEMICALS & RUBBER 0.0%
Elementis plc                                            372,704         737,201

COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
Senior plc                                               641,343       1,262,124

COMMUNICATIONS UTILITIES 0.4%
Cable & Wireless                                       2,244,877       8,719,553
Eckoh Technologies plc *                                 960,000         171,186
Kingston Communications (Hull) plc                       651,668         966,250
Thus Group plc *                                           1,622           5,969
                                                                   -------------
                                                                       9,862,958
CONSTRUCTION MATERIALS 0.3%
Cookson Group plc                                        501,818       7,107,169
Dyson Group plc                                            2,054          12,374
                                                                   -------------
                                                                       7,119,543

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
CONSUMER DURABLES 0.0%
Alba plc                                                  24,641          71,645

DRUGS & PHARMACEUTICALS 0.0%
Goldshield Group plc                                      67,220         335,700

ELECTRIC UTILITIES 1.6%
British Energy Group plc                               1,714,441      18,495,064
Drax Group plc                                         1,202,104      17,443,738
                                                                   -------------
                                                                      35,938,802
FOREST PRODUCTS & PAPER 0.1%
DS Smith plc                                             366,234       1,694,052

FURNITURE & HOUSEHOLD ITEMS 0.2%
British Polythene Industries plc                          28,873         240,146
Carclo plc                                               157,858         367,714
F.W. Thorpe plc                                           35,881         452,131
Galiform plc *                                           532,572       1,449,861
RPC Group plc                                            107,323         615,297
Volex Group plc *                                         78,379         294,156
                                                                   -------------
                                                                       3,419,305
GAS & OTHER PUBLIC UTILITIES 0.5%
Kelda Group plc                                          625,865      11,795,375

GOVERNMENT AIRCRAFT & DEFENSE 0.0%
Trafficmaster plc *                                      404,781         462,250

INFORMATION & SERVICES 1.5%
Anite Group plc                                          866,101       1,292,636
Christie Group plc                                        52,243         227,128
Communisis plc                                           397,462         528,770
Corporate Services Group plc *                           657,086         108,726
Creston plc                                              114,869         374,972
G4S plc                                                3,483,057      14,686,839
Glotel plc                                               132,000         180,247
Harvey Nash Group plc                                    189,717         344,779
Interior Services Group plc                               90,000         592,791
Johnson Service Group plc                                 64,781         448,799
Keller Group plc                                         154,519       3,335,056
Management Consulting Group plc                          416,977         408,655
Metnor Group plc                                          44,000         379,491
MICE Group plc (b)                                       648,992          19,549
Monitise plc *                                           434,485         187,585
Next Fifteen Communications plc                          156,902         268,343
Nord Anglia Education plc *                              127,950         819,412
Office2office plc                                         68,850         308,312
Opsec Security Group plc *                                82,113         145,104
Tenon Group plc                                          416,000         520,018
The Davis Service Group plc                              514,662       6,406,512
Tribal Group plc                                         133,542         409,623
Waterman Group plc                                       104,000         400,978
                                                                   -------------
                                                                      32,394,325
INSTRUMENTS 0.0%
Dialight plc                                             108,000         427,223
Oxford Instruments plc                                    69,597         411,222
                                                                   -------------
                                                                         838,445
INSURANCE 1.0%
Brit Insurance Holdings plc                              854,898       5,873,096
Chaucer Holdings plc                                     968,325       1,866,714
Hardy Underwriting Group plc                              43,519         240,889
Kiln Ltd.                                                297,921         679,629
Old Mutual plc                                         4,101,000      13,819,186
                                                                   -------------
                                                                      22,479,514
IT HARDWARE 0.1%
TT Electronics plc                                       284,505       1,051,219
Zetex plc                                                338,707         605,895
                                                                   -------------
                                                                       1,657,114
LAND & WATER TRANSPORTATION 0.0%
Braemar Seascope Group plc                                64,440         538,680
Clarkson plc                                              14,765         270,405
Ocean Wilsons Holdings Ltd.                                1,461          25,910
                                                                   -------------
                                                                         834,995
MAINFRAME & MINICOMPUTERS 0.0%
Psion plc                                                 37,934          96,743

METAL PRODUCTS & MACHINERY 0.1%
Alumasc Group plc                                         95,889         437,133
Delta plc                                                131,334         350,775
Eleco plc                                                126,539         246,679
Molins plc                                                 5,909          20,647
Renold plc *                                               5,392          14,389
Trifast plc                                              275,125         465,813
Wagon plc                                                103,148         175,026
                                                                   -------------
                                                                       1,710,462
MISCELLANEOUS FINANCE 1.0%
Investec plc                                           1,789,181      22,976,200

PUBLISHING, BROADCASTING & CINEMA 0.5%
Media Square plc                                         269,519          64,946
Trinity Mirror plc                                     1,076,872      11,352,249
                                                                   -------------
                                                                      11,417,195
REAL ESTATE DEVELOPMENT 3.3%
Capital & Regional plc                                   295,890       6,867,013
Derwent London plc                                       223,500       8,195,293
Hammerson plc                                            957,600      27,422,329
Helical Bar plc                                           95,384         880,706
Liberty International plc                                961,905      22,003,671
Mapeley Ltd.                                              68,268       3,812,578
Minerva plc *                                            442,587       3,117,792
Pochin's plc                                               2,648          17,282
Rugby Estates plc                                         11,400         133,029
Warner Estate Holdings plc                                28,635         376,771
                                                                   -------------
                                                                      72,826,464
REAL ESTATE INVESTMENT TRUSTS 0.5%
British Land Co., plc                                     99,748       2,669,169
Brixton plc                                              905,000       7,923,318
Primary Health Properties plc                             28,271         231,938
                                                                   -------------
                                                                      10,824,425
RESTAURANTS, HOTELS & THEATERS 1.3%
Compass Group plc                                      1,828,000      12,622,319
Greene King plc                                          109,123       2,119,166

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
Luminar plc                                                1,176          16,475
Millennium & Copthorne Hotel plc                         618,628       7,936,118
Regent Inns plc *                                        369,770         620,017
Sportech plc *                                         1,777,556         571,122
Whitbread plc                                            154,304       5,457,160
                                                                   -------------
                                                                      29,342,377
RETAIL 0.4%
Amstrad plc                                              136,313         340,794
Jacques Vert plc *                                       281,723         124,706
JJB Sports plc                                         1,042,128       5,322,371
John David Group plc                                     122,000       1,073,290
Pendragon plc                                            325,955         512,876
ScS Upholstery plc                                        76,171         384,310
Smiths News plc                                          198,961         533,070
Woolworths Group plc                                     607,322         325,699
                                                                   -------------
                                                                       8,617,116
SOAPS & COSMETICS 0.0%
McBride plc                                               59,685         263,146

SOFTWARE 1.9%
Alphameric plc                                           356,395         291,938
Computacenter plc                                        436,666       1,968,055
Dimension Data Holdings plc                            3,910,173       4,447,887
Horizon Technology Group plc *                            77,652         110,480
Intec Telecom Systems plc *                            1,048,000       1,095,999
InTechnology plc *                                       350,000         261,806
Kewill Systems plc *                                      98,961         169,097
LogicaCMG plc                                          5,493,000      16,645,947
Microgen plc                                             200,943         192,677
Misys plc                                              1,534,899       7,188,384
Morse plc                                                434,485         828,865
nCipher plc *                                             92,120         455,991
Northgate Information Solutions plc                      494,987         790,357
NSB Retail Systems plc                                   514,426         291,828
RM plc                                                    39,188         163,048
The Sage Group plc                                     1,214,038       5,687,892
VEGA Group plc                                           100,000         506,246
Xansa plc                                                 74,633         128,074
                                                                   -------------
                                                                      41,224,571
TEXTILES & APPAREL 0.0%
Alexon Group plc                                          88,568         452,070
Low & Bonar plc                                           45,358         131,160
Marchpole Holdings plc                                   141,000         461,071
                                                                   -------------
                                                                       1,044,301
WHOLESALE 0.2%
Abacus Group plc                                         297,027         585,847
Acal plc                                                  82,250         614,925
Dawson Holdings plc                                       74,910         158,700
Fayrewood plc                                             71,615         156,753
James Latham plc                                          72,000         375,917
Nichols plc                                               53,309         292,521
Vitec Group plc                                           97,188       1,180,738
                                                                   -------------
                                                                       3,365,401
                                                                   -------------
                                                                     374,119,285
UNITED STATES 0.1%
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER 0.1%
Domtar Corp. *                                           202,200       2,245,507
                                                                   -------------
TOTAL COMMON STOCK
(COST $1,844,588,665)                                              2,187,995,585
                                                                   -------------
PREFERRED STOCK 0.2% OF NET ASSETS

AUSTRIA 0.0%
--------------------------------------------------------------------------------
MIBA AG                                                    1,129         215,286

GERMANY 0.2%
--------------------------------------------------------------------------------
Draegerwerk AG                                            11,938       1,120,872
Hans Einhell AG                                            2,506         179,594
Jungheinrich AG (a)                                       47,379       2,003,189
Villeroy & Boch AG (a)                                     5,115         109,831
                                                                   -------------
                                                                       3,413,486
                                                                   -------------
TOTAL PREFERRED STOCK
(COST $2,604,049)                                                      3,628,772
                                                                   -------------
RIGHTS 0.0% OF NET ASSETS

BELGIUM 0.0%
--------------------------------------------------------------------------------
Carrieres Unies Porphyre (b)*                                 11              --

FRANCE 0.0%
--------------------------------------------------------------------------------
Radiall S.A. *                                               131              18

JAPAN 0.0%
--------------------------------------------------------------------------------
Dowa Mining *                                            391,000         208,639

SWITZERLAND 0.0%
--------------------------------------------------------------------------------
Kardex AG *                                               17,835              --
                                                                   -------------
TOTAL RIGHTS
(COST $--)                                                               208,657
                                                                   -------------

SECURITY                                               FACE AMOUNT      VALUE
          RATE, MATURITY DATE                              ($)           ($)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $3,282,367 (fully collateralized by National
   Mortgage Association with a value of
   $3,386,963.)                                        3,281,000       3,281,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,281,000)                                                      3,281,000
                                                                   -------------

END OF INVESTMENTS.

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 06/30/07, the tax basis cost of the fund's investments was $1,851,219,923 and the unrealized appreciation and depreciation were $412,664,672 and ($68,770,580), respectively, with a net unrealized appreciation of $343,894,092.

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)

COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.5% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                           166,255,538   166,255,538

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 06/30/07, the prices of certain foreign securities held by the fund aggregating $1,937,700,619 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b)  Fair-valued by Management.
(c)  Bankrupt security/delisted.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                     ($)              ($)
--------------------------------------------------------------------------------
 98.0%  COMMON STOCK                                120,098,970      142,630,812
   --%  RIGHTS                                               --              525
  1.2%  SHORT-TERM INVESTMENT                         1,786,000        1,786,000
--------------------------------------------------------------------------------
 99.2%  TOTAL INVESTMENTS                           121,884,970      144,417,337
  0.8%  OTHER ASSETS AND
        LIABILITIES                                                    1,163,653
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   145,580,990

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK 98.0% OF NET ASSETS

AUSTRALIA 5.8%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Qantas Airways Ltd.                                       50,100         237,703

BANKS & CREDIT INSTITUTIONS 1.3%
Australia & New Zealand Banking Group Ltd.                22,100         542,801
Commonwealth Bank of Australia                             8,800         411,686
National Australia Bank Ltd.                              26,100         907,041
Westpac Banking Corp.                                        700          15,200
                                                                     -----------
                                                                       1,876,728
BASIC MINERALS & METALS 1.8%
BHP Billiton Ltd.                                         32,900         983,073
BlueScope Steel Ltd.                                      25,300         221,429
Felix Resources Ltd.                                       8,500          36,686
Independence Group NL                                      6,100          35,782
Jubilee Mines NL                                           6,700          90,253
Minara Resources Ltd.                                     20,200         123,888
Mincor Resources NL                                        7,600          30,142
OneSteel Ltd.                                             18,785         102,183
Perilya Ltd.                                              10,900          40,188
Rio Tinto Ltd.                                             7,800         650,657
Sally Malay Mining Ltd. *                                  9,600          33,484
Zinifex Ltd.                                              20,600         326,687
                                                                     -----------
                                                                       2,674,452
BEER, LIQUOR, & TOBACCO 0.1%
Foster's Group Ltd.                                       11,700          63,137

CELLULAR & WIRELESS 0.2%
Telstra Corp., Ltd.                                       91,000         354,046

CONSTRUCTION & HOMEBUILDING 0.2%
Leighton Holdings Ltd.                                     6,000         209,137

CONSTRUCTION MATERIALS 0.1%
Adelaide Brighton Ltd.                                     6,900          21,432
Boral Ltd.                                                20,000         148,463
                                                                     -----------
                                                                         169,895
ELECTRIC UTILITIES 0.0%
Origin Energy Ltd.                                         2,000          16,817

INFORMATION & SERVICES 0.0%
WorleyParsons Ltd.                                         2,000          57,530

INSURANCE 0.3%
Insurance Australia Group Ltd.                            65,500         315,942
QBE Insurance Group Ltd.                                   6,900         182,056
                                                                     -----------
                                                                         497,998

MISCELLANEOUS FINANCE 0.3%
ASX Ltd.                                                   5,500         226,496
Macquarie Bank Ltd.                                        3,300         237,023
                                                                     -----------
                                                                         463,519
OIL & COAL RESOURCES 0.1%
Santos Ltd.                                               11,500         135,786

OIL DISTRIBUTION 0.0%
Caltex Australia Ltd.                                      2,400          48,058

REAL ESTATE DEVELOPMENT 0.2%
Lend Lease Corp., Ltd.                                    13,700         215,053

REAL ESTATE INVESTMENT TRUSTS 0.2%
Westfield Group                                           17,800         300,344

RESTAURANTS, HOTELS & THEATERS 0.2%
Amalgamated Holdings Ltd.                                  2,575          14,061
TABCORP Holdings Ltd.                                     17,700         257,176
                                                                     -----------
                                                                         271,237
RETAIL 0.5%
Coles Group Ltd.                                           1,600          21,845
Goodman Fielder Ltd.                                      62,100         127,797
Woolworths Ltd.                                           23,800         543,898
                                                                     -----------
                                                                         693,540
TEXTILES & APPAREL 0.0%
Pacific Brands Ltd.                                       13,100          38,254

WHOLESALE 0.1%
Sims Group Ltd.                                            5,300         118,888
                                                                     -----------
                                                                       8,442,122
AUSTRIA 1.3%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.3%
Voestalpine AG                                             5,785         486,288

COMMUNICATIONS UTILITIES 0.4%
Telekom Austria AG                                        22,800         567,781

OIL DISTRIBUTION 0.3%
OMV AG                                                     6,200         413,572

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
REAL ESTATE DEVELOPMENT 0.3%
Immofinanz Immobilien Analagen AG *                       28,000         407,768
                                                                     -----------
                                                                       1,875,409
BELGIUM 1.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 1.1%
Fortis                                                    36,400       1,543,272

INSTRUMENTS 0.2%
Agfa Gevaert N.V.                                          8,000         206,362

RESTAURANTS, HOTELS & THEATERS 0.0%
S.A. D'Ieteren N.V.                                          117          52,302

RETAIL 0.3%
Delhaize Group                                             4,800         471,461
                                                                     -----------
                                                                       2,273,397
DENMARK 1.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.5%
Danske Bank A/S                                           19,477         796,457

BEER, LIQUOR, & TOBACCO 0.2%
Carlsberg A/S, Class B                                     2,418         292,282

DRUGS & PHARMACEUTICALS 0.1%
H. Lundbeck A/S                                            6,980         176,843

LAND & WATER TRANSPORTATION 0.3%
A.P. Moller - Maersk A/S - Series A                           33         391,340
                                                                     -----------
                                                                       1,656,922
FINLAND 1.5%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.2%
Outokumpu Oyj                                              9,000         302,703

CHEMICALS & RUBBER 0.1%
Kemira Oyj                                                 8,967         206,274

FOREST PRODUCTS & PAPER 0.4%
UPM-Kymmene Oyj                                           21,692         533,843

INSURANCE 0.5%
Sampo Oyj, Class A                                        23,000         662,233

IT HARDWARE 0.3%
Elcoteq Network Corp., Class A                             1,600          13,551
Nokia Oyj                                                 14,291         401,365
                                                                     -----------
                                                                         414,916
                                                                     -----------
                                                                       2,119,969
FRANCE 10.7%
--------------------------------------------------------------------------------
AIRLINES 0.3%
Air France-KLM                                             8,400         390,847

AUTOS 0.7%
PSA Peugeot Citroen                                        9,600         773,379
Renault S.A.                                                 692         110,989
Societe Fonciere Financiere et de Participations
   (FFP)                                                     270          84,167
                                                                     -----------
                                                                         968,535
BANKS & CREDIT INSTITUTIONS 2.5%
BNP Paribas                                               16,800       1,995,555
Societe Generale                                           8,550       1,584,124
                                                                     -----------
                                                                       3,579,679
BASIC MINERALS & METALS 0.0%
Nexans S.A.                                                  280          46,478

CHEMICALS & RUBBER 0.7%
Compagnie Generale des Etablissements Michelin,
   Class B                                                 6,600         922,307

COMMUNICATIONS UTILITIES 1.0%
France Telecom S.A.                                       53,400       1,464,565

CONSTRUCTION MATERIALS 1.2%
Ciments Francais S.A.                                      2,080         476,604
Compagnie de Saint-Gobain                                 11,400       1,277,053
                                                                     -----------
                                                                       1,753,657
DRUGS & PHARMACEUTICALS 1.0%
Sanofi-Aventis                                            18,566       1,499,891

FOREST PRODUCTS & PAPER 0.0%
Sequana Capital                                              334           9,913

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Thales S.A.                                                2,439         149,039

INSURANCE 0.3%
CNP Assurances                                             3,456         441,602

INTEGRATED OIL COMPANIES 0.5%
Total S.A.                                                 8,700         705,378

IT HARDWARE 0.1%
Thomson *                                                  6,700         128,132

METAL PRODUCTS & MACHINERY 0.1%
Valeo S.A.                                                 3,200         171,697

MISCELLANEOUS FINANCE 0.9%
Credit Agricole S.A.                                      24,800       1,006,330
Natixis                                                   13,858         337,743
                                                                     -----------
                                                                       1,344,073
PUBLISHING, BROADCASTING & CINEMA 0.0%
Havas S.A.                                                 1,726           9,772

REAL ESTATE DEVELOPMENT 0.0%
Fonciere des Regions                                          66           9,627
Nexity                                                       142          11,841
                                                                     -----------
                                                                          21,468
RESTAURANTS, HOTELS & THEATERS 0.3%
Club Mediterranee S.A. *                                     154          10,926

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Pierre & Vacances                                            800         121,859
Sodexho Alliance S.A.                                      4,800         343,233
                                                                     -----------
                                                                         476,018
SOFTWARE 0.5%
Atos Origin S.A. *                                         2,217         139,167
Cap Gemini S.A.                                            8,400         614,111
                                                                     -----------
                                                                         753,278
TEXTILES & APPAREL 0.5%
Christian Dior S.A.                                        5,400         698,796
                                                                     -----------
                                                                      15,535,125
GERMANY 9.1%
--------------------------------------------------------------------------------
AUTOS 2.4%
DaimlerChrysler AG - Reg'd                                23,400       2,164,771
Volkswagen AG                                              8,400       1,340,858
                                                                     -----------
                                                                       3,505,629
BASIC MINERALS & METALS 0.6%
ThyssenKrupp AG                                           14,700         875,542

CELLULAR & WIRELESS 0.1%
Deutsche Telekom AG - Reg'd                                9,900         183,001

CHEMICALS & RUBBER 0.7%
Altana AG                                                  2,853          68,911
BASF AG                                                    5,000         656,718
Lanxess *                                                  6,000         335,447
                                                                     -----------
                                                                       1,061,076
DRUGS & PHARMACEUTICALS 1.3%
Bayer AG                                                  25,877       1,959,338

ELECTRIC UTILITIES 1.6%
E.ON AG                                                    9,846       1,653,217
RWE AG                                                     6,200         661,715
                                                                     -----------
                                                                       2,314,932
INSURANCE 0.3%
Allianz SE - Reg'd                                         1,800         422,161

IT HARDWARE 0.5%
Infineon Technologies AG *                                41,000         681,000

METAL PRODUCTS & MACHINERY 0.3%
Siemens AG - Reg'd                                         2,800         402,929

MISCELLANEOUS FINANCE 1.3%
Deutsche Bank AG - Reg'd                                  12,500       1,819,382
                                                                     -----------
                                                                      13,224,990
GREECE 0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Coca-Cola Hellenic Bottling Co., S.A.                      2,386         109,797

BANKS & CREDIT INSTITUTIONS 0.0%
Bank of Greece                                               479          59,655

COMMUNICATIONS UTILITIES 0.1%
Hellenic Telecommunications Organization S.A.
   (OTE) *                                                 4,500         139,473
                                                                     -----------
                                                                         308,925
HONG KONG 2.0%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.0%
China Oriental Group Co., Ltd.                           110,000          45,520

CELLULAR & WIRELESS 0.1%
Hutchison Whampoa Ltd.                                    10,000          99,270

ELECTRIC UTILITIES 0.4%
CLP Holdings Ltd.                                         54,500         365,845
Hongkong Electric Holdings Ltd.                           32,500         163,941
                                                                     -----------
                                                                         529,786
FURNITURE & HOUSEHOLD ITEMS 0.0%
Chow Sang Sang Holdings International Ltd.                50,000          45,398

LAND & WATER TRANSPORTATION 0.0%
Transport International Holdings Ltd.                        400           2,061

MISCELLANEOUS FINANCE 0.4%
BOC Hong Kong (Holdings) Ltd.                            131,000         311,895
Guoco Group Ltd.                                          10,000         140,294
Jardine Strategic Holdings Ltd.                            9,000         119,731
                                                                     -----------
                                                                         571,920
REAL ESTATE DEVELOPMENT 1.1%
Cheung Kong (Holdings) Ltd.                               33,000         432,418
Great Eagle Holdings Ltd.                                 14,000          49,059
Hang Lung Group Ltd.                                      37,000         167,103
Hang Lung Properties Ltd.                                 78,000         269,329
Henderson Land Development Co., Ltd.                      35,000         238,592
Hopson Development Holdings Ltd.                          12,000          33,749
New World Development Co., Ltd.                           39,000          97,600
Pacific Century Premium Developments Ltd.                189,000          61,609
Sinolink Worldwide Holdings Ltd.                         252,000          60,175
Wheelock & Co., Ltd.                                      61,000         157,414
Wheelock Properties (S) Ltd.                               5,000           5,914
Wing On Co. International Ltd.                            24,000          38,632
                                                                     -----------
                                                                       1,611,594
                                                                     -----------
                                                                       2,905,549
IRELAND 0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Kerry Group plc, Class A                                   2,342          65,572

BANKS & CREDIT INSTITUTIONS 0.1%
Allied Irish Banks plc (AIB)                               3,840         104,933

WHOLESALE 0.1%
DCC plc                                                    3,146         104,696
                                                                     -----------
                                                                         275,201

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
ITALY 4.6%
--------------------------------------------------------------------------------
AUTOS 0.6%
Fiat S.p.A.                                               31,327         930,498

BANKS & CREDIT INSTITUTIONS 0.3%
Intesa Sanpaolo                                           24,000         178,937
UniCredito Italiano S.p.A.                                24,000         214,357
                                                                     -----------
                                                                         393,294
CHEMICALS & RUBBER 0.2%
Pirelli & C. S.p.A. *                                    200,000         237,877

COMMUNICATIONS UTILITIES 0.7%
Telecom Italia S.p.A.                                    369,197       1,010,783

CONSTRUCTION MATERIALS 0.2%
Italcementi S.p.A.                                         7,252         223,900
Italmobiliare S.p.A.                                         743         105,390
                                                                     -----------
                                                                         329,290
ELECTRIC UTILITIES 1.1%
Edison S.p.A.                                             53,969         173,394
Enel S.p.A.                                              128,000       1,375,870
                                                                     -----------
                                                                       1,549,264
FOREST PRODUCTS & PAPER 0.2%
IFIL - Investments S.p.A.                                 30,000         321,435

GAS & OTHER PUBLIC UTILITIES 0.0%
Iride S.p.A.                                              15,770          56,034

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Finmeccanica S.p.A.                                       19,200         589,895

INTEGRATED OIL COMPANIES 0.6%
Eni S.p.A.                                                24,500         888,302

METAL PRODUCTS & MACHINERY 0.1%
Danieli S.p.A. - Officine Meccanishe Danieli & C.          4,353         127,742

PUBLISHING, BROADCASTING & CINEMA 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite              3,549          13,647
Mondadori (Arnoldo) Editore S.p.A.                        16,000         156,624
                                                                     -----------
                                                                         170,271
REAL ESTATE DEVELOPMENT 0.1%
Immobiliare Lombarda S.p.A. *                            429,535         133,111
Pirelli & C. Real Estate S.p.A. *                            354          20,544
                                                                     -----------
                                                                         153,655
                                                                     -----------
                                                                       6,758,340
JAPAN 20.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Mikuni Coca-Cola Bottling Co., Ltd.                        1,700          17,631

AUTOS 2.9%
Fuji Heavy Industries Ltd.                                40,000         191,309
HI-LEX Corp.                                                 400           5,965
Honda Motor Co., Ltd.                                     30,100       1,092,998
Kanto Auto Works Ltd.                                      2,800          41,416
Kawasaki Heavy Industries Ltd.                            22,000          89,752
Mazda Motor Corp.                                          6,000          34,172
Mitsuba Corp.                                              3,000          22,066
Nissan Motors Co., Ltd.                                   77,500         829,707
Nissan Shatai Co., Ltd.                                    9,000          52,852
Topre Corp.                                                2,600          25,487
Toyota Auto Body Co., Ltd.                                 5,700          94,499
Toyota Motor Corp.                                        22,300       1,406,380
Yamaha Motor Co., Ltd.                                    11,800         342,379
                                                                     -----------
                                                                       4,228,982
BANKS & CREDIT INSTITUTIONS 1.0%
Daishi Bank Ltd.                                          10,000          43,562
Mizuho Financial Group, Inc.                                  78         538,866
San-in Godo Bank Ltd.                                      3,000          28,684
Shiga Bank Ltd.                                            5,000          34,256
Sumitomo Mitsui Financial Group, Inc.                         49         456,798
Takefuji Corp.                                             3,500         117,698
The Aichi Bank Ltd.                                          700          76,667
The Eighteenth Bank Ltd.                                  11,000          45,873
The Kagoshima Bank Ltd.                                    2,000          15,112
The Mie Bank Ltd.                                          7,000          35,228
                                                                     -----------
                                                                       1,392,744
BASIC MINERALS & METALS 1.9%
JFE Holdings, Inc.                                        10,900         677,502
Kobe Steel Ltd.                                          117,000         443,751
Maruichi Steel Tube Ltd.                                   3,900         121,760
Nakayama Steel Works Ltd.                                  5,000          17,610
Nippon Steel Corp.                                       118,000         830,071
Nisshin Steel Co., Ltd.                                   43,000         196,225
Osaka Steel Co., Ltd.                                      1,700          32,175
Sumitomo Electric Industries Ltd.                          3,100          46,155
Sumitomo Metal Mining Co., Ltd.                           14,000         303,502
Tokyo Steel Manufacturing Co., Ltd.                          700          10,962
Yodogawa Steel Works Ltd.                                  8,000          44,368
                                                                     -----------
                                                                       2,724,081
BEER, LIQUOR, & TOBACCO 0.9%
Asahi Breweries Ltd.                                      22,600         350,487
Japan Tobacco, Inc.                                          103         507,712
Kirin Brewery Co., Ltd.                                   28,000         418,835
                                                                     -----------
                                                                       1,277,034
CELLULAR & WIRELESS 0.7%
KDDI Corp.                                                    91         674,131
NTT DoCoMo, Inc.                                             203         321,065
                                                                     -----------
                                                                         995,196
CHEMICALS & RUBBER 1.3%
Asahi Kasei Corp.                                         12,000          78,839
Bridgestone Corp.                                         21,600         463,040
Dainippon Ink & Chemicals, Inc.                           51,000         196,783
Kaneka Corp.                                              21,000         175,873
Mitsui Chemicals, Inc.                                    14,000         106,333
Sakai Chemical Industry Co., Ltd.                          3,000          22,941
Sumitomo Chemical Co., Ltd.                               48,000         322,100

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Teijin Ltd.                                               51,000         278,942
Toagosei Co., Ltd.                                        14,000          55,076
Tosoh Corp.                                               36,000         199,686
                                                                     -----------
                                                                       1,899,613
COMMUNICATIONS UTILITIES 0.6%
Nippon Telegraph & Telephone Corp. (NTT)                     167         739,027
Rakuten, Inc.                                                508         170,784
                                                                     -----------
                                                                         909,811
CONSTRUCTION MATERIALS 0.3%
Asahi Glass Co., Ltd.                                     23,000         310,118
Maeda Road Construction Co., Ltd.                          5,000          44,318
Toto Ltd.                                                 13,000         112,538
                                                                     -----------
                                                                         466,974
CONSUMER DURABLES 0.7%
Matsushita Electric Industrial Co., Ltd.                  49,000         971,041

DRUGS & PHARMACEUTICALS 0.9%
Astellas Pharma, Inc.                                     13,600         591,564
Cawachi Ltd.                                               1,300          38,528
Daiichi Sankyo Co., Ltd.                                  10,500         278,593
Dainippon Sumitomo Pharma Co., Ltd.                        4,000          40,022
Eisai Co., Ltd.                                              600          26,200
Kaken Pharmaceutical Co., Ltd.                             5,000          36,395
Nippon Shinyaku Co., Ltd.                                  3,000          27,648
Ono Pharmaceutical Co., Ltd.                               1,300          68,917
Taisho Pharmaceutical Co., Ltd.                            9,000         178,558
Torii Pharmaceutical Co., Ltd.                             1,200          19,534
                                                                     -----------
                                                                       1,305,959
ELECTRIC UTILITIES 1.1%
Hokkaido Electric Power Co., Inc.                          9,300         201,887
Kyushu Electric Power Co., Inc.                           13,400         351,206
The Chugoku Electric Power Co., Inc.                       7,500         148,526
The Kansai Electric Power Co., Inc.                       19,100         451,714
The Tokyo Electric Power Co., Inc.                        14,000         450,337
                                                                     -----------
                                                                       1,603,670
FINANCIAL INVESTMENTS 0.6%
Hitachi Capital Corp.                                      7,700         117,380
Mitsubishi UFJ Financial Group, Inc.                          68         749,406
                                                                     -----------
                                                                         866,786
FURNITURE & HOUSEHOLD ITEMS 0.2%
Sankyo Co., Ltd.                                           5,700         240,023
Sumitomo Bakelite Co., Ltd.                               14,000          98,019
                                                                     -----------
                                                                         338,042
GAS & OTHER PUBLIC UTILITIES 0.2%
Osaka Gas Co., Ltd.                                       93,000         345,565

INFORMATION & SERVICES 0.0%
Autobacs Seven Co., Ltd.                                     300           9,360
TKC Corp.                                                    700          12,729
                                                                     -----------
                                                                          22,089
INSTRUMENTS 0.0%
Hitachi Medical Corp.                                      2,000          20,302

INSURANCE 1.1%
Millea Holdings, Inc.                                      9,300         382,344
Mitsui Sumitomo Insurance Co., Ltd.                       42,000         538,848
Nissay Dowa General Insurance Co., Ltd.                    1,000           6,237
Sompo Japan Insurance, Inc.                               28,000         342,460
T&D Holdings, Inc.                                         3,300         222,862
The Fuji Fire and Marine Insurance Co., Ltd.               8,000          31,974
                                                                     -----------
                                                                       1,524,725
IT HARDWARE 0.8%
Alps Electric Co., Ltd.                                    4,500          44,961
Dainippon Screen Mfg. Co., Ltd.                           17,000         128,294
Futaba Corp.                                               2,800          59,886
NEC Corp.                                                 81,000         416,997
Seiko Epson Corp.                                         11,900         344,476
Toshiba Corp.                                              2,000          17,425
Toshiba Tec Corp.                                         16,000          94,928
                                                                     -----------
                                                                       1,106,967
LAND & WATER TRANSPORTATION 0.0%
Nankai Electric Railway Co., Ltd.                          1,000           3,004
Nippon Konpo Unyu Soko Co., Ltd.                           3,000          38,830
                                                                     -----------
                                                                          41,834
METAL PRODUCTS & MACHINERY 0.9%
Bosch Corp.                                               15,000          74,323
Fuji Electric Holdings Co., Ltd.                          16,000          81,157
Fuji Machine Manufacturing Co., Ltd.                       2,400          56,101
Heiwa Corp.                                                2,200          27,032
Hitachi Ltd.                                              28,000         198,142
Hitachi Maxell Ltd.                                        5,800          67,684
Mitsubishi Heavy Industries Ltd.                          97,000         621,239
Nitto Kogyo Corp.                                          2,300          33,508
Sega Sammy Holdings, Inc.                                  6,400         103,563
Sekisui Jushi Corp.                                        3,000          23,917
Toyo Seikan Kaisha Ltd.                                    3,000          57,991
                                                                     -----------
                                                                       1,344,657
MISCELLANEOUS FINANCE 0.8%
Daiwa Securities Group, Inc.                              43,000         457,159
Mitsubishi UFJ Securities Co., Ltd.                       28,000         313,735
Okasan Holdings, Inc.                                     11,000          72,924
Shinsei Bank Ltd.                                         70,000         282,907
                                                                     -----------
                                                                       1,126,725
OIL DISTRIBUTION 0.4%
Idemitsu Kosan Co., Ltd.                                   1,600         179,051

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Nippon Mining Holdings, Inc.                              43,000         411,369
                                                                     -----------
                                                                         590,420
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.2%
Canon, Inc.                                                8,500         498,466
Fujifilm Holdings Corp.                                   15,800         706,188
Japan Digital Laboratory Co., Ltd.                         1,800          24,758
Konica Minolta Holdings, Inc.                             28,000         412,680
Riso Kagaku Corp.                                          1,200          24,317
                                                                     -----------
                                                                       1,666,409
PUBLISHING, BROADCASTING & CINEMA 0.5%
Dai Nippon Printing Co., Ltd.                             16,000         238,771
Fuji Television Network, Inc.                                 29          58,358
Hakuhodo DY Holdings, Inc.                                 1,310          86,495
Toppan Printing Co., Ltd.                                 29,000         311,626
                                                                     -----------
                                                                         695,250
REAL ESTATE DEVELOPMENT 0.3%
Arnest One Corp.                                           4,000          34,751
Sekisui House, Ltd.                                       29,000         386,556
Towa Real Estate Development Co., Ltd.                     2,500           9,620
                                                                     -----------
                                                                         430,927
RESTAURANTS, HOTELS & THEATERS 0.0%
Fields Corp.                                                  20          24,792
H.I.S. Co., Ltd.                                             700          19,243
                                                                     -----------
                                                                          44,035
RETAIL 0.1%
Aichi Toyota Motor Co., Ltd.                               2,000          35,850
Aoyama Trading Co., Ltd.                                   4,100         126,120
Daiichikosho Co., Ltd.                                     2,600          28,237
Uny Co., Ltd.                                              1,000          11,854
                                                                     -----------
                                                                         202,061
SOFTWARE 0.3%
Fujitsu Business Systems Ltd.                                200           3,156
Fujitsu Ltd.                                              63,000         464,074
Sumisho Computer Systems Corp.                               700          13,884
                                                                     -----------
                                                                         481,114
TEXTILES & APPAREL 0.1%
Japan Wool Textile Co., Ltd.                               3,000          24,100
Kurabo Industries Ltd.                                     9,000          25,430
Onward Kashiyama Co., Ltd.                                11,000         140,407
Tokyo Style Co., Ltd.                                      1,000          11,320
                                                                     -----------
                                                                         201,257
TRADING COMPANY 1.0%
Mitsubishi Corp.                                          37,000         969,475
Sojitz Corp.                                              70,900         316,897
Sumitomo Corp.                                            10,100         184,138
                                                                     -----------
                                                                       1,470,510
WHOLESALE 0.1%
Kamei Corp.                                                2,000          12,743
Ryosan Co., Ltd.                                           1,900          46,898
Trusco Nakayama Corp.                                        300           5,904
                                                                     -----------
                                                                          65,545
                                                                     -----------
                                                                      30,377,956
NETHERLANDS 2.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Unilever N.V.                                                 34           1,055

BANKS & CREDIT INSTITUTIONS 1.3%
ABN AMRO Holding N.V.                                      5,500         252,187
ING Groep N.V. - CVA                                      36,343       1,599,586
                                                                     -----------
                                                                       1,851,773
BASIC MINERALS & METALS 0.0%
Arcelor Mittal                                               250          15,626

CHEMICALS & RUBBER 1.0%
Akzo Nobel N.V.                                           10,800         932,243
Koninklijke DSM N.V.                                      10,400         512,201
                                                                     -----------
                                                                       1,444,444
FURNITURE & HOUSEHOLD ITEMS 0.0%
Hunter Douglas N.V.                                           12           1,131

LAND & WATER TRANSPORTATION 0.0%
TNT N.V.                                                     530          23,930

WHOLESALE 0.1%
Buhrmann N.V.                                              6,000          92,006
Univar N.V.                                                  316          16,642
                                                                     -----------
                                                                         108,648
                                                                     -----------
                                                                       3,446,607
NEW ZEALAND 0.0%
--------------------------------------------------------------------------------
AIRLINES 0.0%
Air New Zealand Ltd.                                      21,500          43,701

NORWAY 0.3%
--------------------------------------------------------------------------------
INTEGRATED OIL COMPANIES 0.3%
Statoil A.S.A.                                            16,100         499,515

PORTUGAL 0.5%
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS 0.1%
CIMPOR-Cimentos de Portugal, SGPS S.A.                     9,851          93,048

ELECTRIC UTILITIES 0.4%
EDP - Energias de Portugal S.A.                          118,638         656,021
                                                                     -----------
                                                                         749,069
SINGAPORE 1.1%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Singapore Airlines Ltd.                                   22,000         270,359

AUTOS 0.1%
Jardine Cycle & Carriage Ltd.                             13,000         133,586

CHEMICALS & RUBBER 0.0%
NatSteel Ltd.                                             15,000          17,834

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
Singapore Technologies Engineering Ltd. (ST
   Engg)                                                  81,000         190,774

FINANCIAL INVESTMENTS 0.0%
Metro Holdings Ltd.                                        8,000           5,594

GOVERNMENT AIRCRAFT & DEFENSE 0.0%
SembCorp Industries Ltd.                                  13,000          48,455

LAND & WATER TRANSPORTATION 0.0%
K1 Ventures Ltd. *                                       112,000          23,053

MISCELLANEOUS FINANCE 0.4%
DBS Group Holdings Ltd.                                   30,000         446,986
Kim Eng Holdings Ltd.                                     12,000          16,074
UOB-Kay Hian Holdings Ltd.                                57,000          80,437
                                                                     -----------
                                                                         543,497
OIL DISTRIBUTION 0.0%
Singapore Petroleum Co., Ltd.                              8,000          30,090

REAL ESTATE DEVELOPMENT 0.2%
Fraser & Neave Ltd.                                       16,000          57,034
Guocoland Ltd.                                            24,000          76,268
MCL Land Ltd.                                              3,000           5,628
Wheelock Properties (S) Ltd.                              24,000          54,352
Wing Tai Holdings Ltd.                                    35,000          91,159
                                                                     -----------
                                                                         284,441
RESTAURANTS, HOTELS & THEATERS 0.1%
Hotel Grand Central Ltd.                                  22,000          19,118
Hotel Plaza Ltd.                                          33,000          50,262
                                                                     -----------
                                                                          69,380
                                                                     -----------
                                                                       1,617,063
SPAIN 4.7%
--------------------------------------------------------------------------------
AIRLINES 0.1%
Iberia Lineas Aereas de Espana S.A.                       31,021         154,396

BANKS & CREDIT INSTITUTIONS 1.8%
Banco Bilbao Vizcaya Argentaria S.A.                      20,524         501,910
Banco Santander Central Hispano S.A.                     119,000       2,187,446
                                                                     -----------
                                                                       2,689,356
COMMUNICATIONS UTILITIES 1.4%
Telefonica S.A.                                           89,100       1,982,829

CONSTRUCTION & HOMEBUILDING 0.2%
Fomento de Construcciones y Contratas S.A. (FCC)           3,400         305,890

CONSTRUCTION MATERIALS 0.1%
Cementos Portland Valderrivas S.A.                         1,572         195,836

INTEGRATED OIL COMPANIES 0.9%
Repsol YPF S.A.                                           31,800       1,258,911

REAL ESTATE DEVELOPMENT 0.0%
Metrovacesa S.A.                                              92          10,211

RESTAURANTS, HOTELS & THEATERS 0.2%
Sol Melia S.A.                                            11,512         255,639
                                                                     -----------
                                                                       6,853,068
SWEDEN 2.2%
--------------------------------------------------------------------------------
AIRLINES 0.1%
SAS AB *                                                   6,702         154,131

AUTOS 0.9%
Volvo AB, Class B                                         67,500       1,342,067

BASIC MINERALS & METALS 0.2%
Boliden AB                                                17,268         357,994

CELLULAR & WIRELESS 0.6%
TeliaSonera AB                                           117,000         858,327

COMMUNICATIONS UTILITIES 0.3%
Tele2 AB, Class B                                         22,000         358,856

FOREST PRODUCTS & PAPER 0.0%
Svenska Cellulosa AB (SCA), Class B                        1,667          27,877

IT HARDWARE 0.1%
Telefonaktiebolaget LM Ericsson, Class B                  41,732         166,464
                                                                     -----------
                                                                       3,265,716
SWITZERLAND 6.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Nestle S.A. - Reg'd                                        1,667         633,416

AIRLINES 0.0%
Swissair Group (a)(b)*                                        30              --

AUTOS 0.1%
Rieter Holding AG - Reg'd                                    360         188,184

BASIC MINERALS & METALS 0.1%
Georg Fischer AG - Reg'd *                                    78          58,864

CHEMICALS & RUBBER 0.1%
Clariant AG - Reg'd *                                      8,690         140,664

COMMUNICATIONS UTILITIES 0.0%
Swisscom AG - Reg'd                                          132          45,128

CONSTRUCTION MATERIALS 0.6%
Holcim Ltd. - Reg'd                                        8,600         928,779

DRUGS & PHARMACEUTICALS 1.6%
Ciba Specialty Chemicals AG - Reg'd                        5,600         363,862
Novartis AG - Reg'd                                       22,400       1,257,549
Roche Holding AG                                           3,800         673,308
                                                                     -----------
                                                                       2,294,719

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
ELECTRIC UTILITIES 0.0%
Energiedienst Holding AG - Reg'd *                            46          25,149

INSURANCE 1.6%
Baloise Holding AG - Reg'd                                 1,200         118,361
Helvetia Holding AG                                          150          57,390
Schweizerische
   National-Versicherungs-Gesellschaft - Reg'd               140         116,730
Swiss Life Holding - Reg'd *                               1,760         464,020
Zurich Financial Services AG - Reg'd                       4,800       1,483,825
                                                                     -----------
                                                                       2,240,326
METAL PRODUCTS & MACHINERY 0.1%
Bucher Industries AG - Reg'd                                 840         134,518

MISCELLANEOUS FINANCE 1.9%
Credit Suisse Group - Reg'd                                3,300         234,271
UBS AG - Reg'd                                            41,100       2,457,956
                                                                     -----------
                                                                       2,692,227
RETAIL 0.0%
Charles Vogele Holding AG *                                  107          11,827

WHOLESALE 0.0%
Bobst Group AG - Reg'd                                       155           9,734
                                                                     -----------
                                                                       9,403,535
UNITED KINGDOM 21.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.7%
Tate & Lyle plc                                           16,290         184,862
Unilever plc                                              24,900         804,013
                                                                     -----------
                                                                         988,875
AUTOS 0.3%
GKN plc                                                   49,951         397,630

BANKS & CREDIT INSTITUTIONS 3.1%
Barclays plc                                              20,800         289,387
HBOS plc                                                  35,500         698,256
HSBC Holdings plc                                         54,600         999,746
Lloyds TSB Group plc                                      11,123         123,647
Royal Bank of Scotland Group plc                         189,900       2,402,881
                                                                     -----------
                                                                       4,513,917
BASIC MINERALS & METALS 2.0%
Anglo American plc                                        29,400       1,726,115
BHP Billiton plc                                           5,564         154,561
Kazakhmys plc                                             21,193         533,558
Rio Tinto plc                                              2,665         203,882
Xstrata plc                                                4,112         244,798
                                                                     -----------
                                                                       2,862,914
BEER, LIQUOR, & TOBACCO 1.2%
Diageo plc                                                 9,588         199,284
Imperial Tobacco Group plc                                19,886         916,858
Scottish & Newcastle plc                                  46,000         589,667
                                                                     -----------
                                                                       1,705,809
CELLULAR & WIRELESS 1.8%
The Carphone Warehouse Group plc                          29,828         196,061
Vodafone Group plc                                       725,909       2,432,370
                                                                     -----------
                                                                       2,628,431
CHEMICALS & RUBBER 0.0%
Imperial Chemical Industries plc                             160           1,990

CONSTRUCTION MATERIALS 0.0%
Cookson Group plc                                          2,518          35,662

DRUGS & PHARMACEUTICALS 1.1%
AstraZeneca plc                                            8,400         450,160
GlaxoSmithKline plc                                       43,600       1,135,773
                                                                     -----------
                                                                       1,585,933
ELECTRIC UTILITIES 1.1%
British Energy Group plc                                  33,000         355,998
Centrica plc                                             142,000       1,103,230
Drax Group plc                                             7,723         112,068
                                                                     -----------
                                                                       1,571,296
FURNITURE & HOUSEHOLD ITEMS 0.3%
Smiths Group plc                                          20,580         488,066

GAS & OTHER PUBLIC UTILITIES 0.5%
Kelda Group plc                                            1,974          37,203
United Utilities plc                                      50,400         715,966
                                                                     -----------
                                                                         753,169
GOVERNMENT AIRCRAFT & DEFENSE 0.7%
BAE Systems plc                                          116,789         942,421

INFORMATION & SERVICES 0.0%
G4S plc                                                    6,755          28,484
The Davis Service Group plc                                  804          10,008
                                                                     -----------
                                                                          38,492
INSURANCE 2.3%
Aviva plc                                                 82,600       1,226,167
Brit Insurance Holdings plc                                8,632          59,301
Old Mutual plc                                           234,000         788,512
Prudential plc                                            87,000       1,238,376
                                                                     -----------
                                                                       3,312,356
INTEGRATED OIL COMPANIES 4.0%
BP plc                                                    96,427       1,160,232
Royal Dutch Shell plc, Class A                            67,600       2,751,191
Royal Dutch Shell plc, Class B                            48,583       1,975,903
                                                                     -----------
                                                                       5,887,326
MISCELLANEOUS FINANCE 0.2%
Investec plc                                              24,683         316,973

PUBLISHING, BROADCASTING & CINEMA 0.7%
Trinity Mirror plc                                        14,737         155,356
WPP Group plc                                             53,200         795,679
                                                                     -----------
                                                                         951,035
REAL ESTATE DEVELOPMENT 0.2%
Capital & Regional plc                                     3,600          83,549
Derwent London plc                                           241           8,837

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Enterprise Inns plc                                        7,200          99,206
Mapeley Ltd.                                                 362          20,217
                                                                     -----------
                                                                         211,809
REAL ESTATE INVESTMENT TRUSTS 0.2%
Hammerson plc                                              8,479         242,809
Land Securities Group plc                                  2,443          85,078
Liberty International plc                                  1,051          24,042
                                                                     -----------
                                                                         351,929
RESTAURANTS, HOTELS & THEATERS 0.7%
Compass Group plc                                        116,000         800,979
Luminar plc                                                  877          12,286
Millennium & Copthorne Hotel plc                          19,200         246,309
                                                                     -----------
                                                                       1,059,574
RETAIL 0.1%
Tesco plc                                                 23,000         192,433

SOFTWARE 0.1%
Dimension Data Holdings plc                                9,679          11,010
LogicaCMG plc                                             59,252         179,557
The Sage Group plc                                         2,140          10,026
                                                                     -----------
                                                                         200,593
                                                                     -----------
                                                                      30,998,633
                                                                     -----------
TOTAL COMMON STOCK
(COST $120,098,970)                                                  142,630,812

RIGHTS 0.0% OF NET ASSETS

AUSTRALIA 0.0%
--------------------------------------------------------------------------------
Westfield Group *                                          1,347             525

HONG KONG 0.0%
--------------------------------------------------------------------------------
New World Dept. *                                            214              --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                   525

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                            ($)              ($)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $1,786,744 (fully collateralized by Federal
   Home Loan Mortgage Corporation with a value
   of $1,852,663.)                                     1,786,000       1,786,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,786,000)                                                      1,786,000

END OF INVESTMENTS.

At 06/30/07, the tax basis cost of the fund's investments was $122,164,566 and the unrealized appreciation and depreciation were $24,629,695 and ($2,376,924), respectively, with a net unrealized appreciation of $22,252,771.

At 06/30/07, the prices of certain foreign securities held by the fund aggregating $140,531,991 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.
(a)  Bankrupt security/delisted.
(b)  Fair-valued by Management.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. DISCOVERY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
 99.6 %  COMMON STOCK                                779,602,775    965,551,065
  0.6 %  SHORT-TERM INVESTMENT                         6,264,000      6,264,000
--------------------------------------------------------------------------------
100.2 %  TOTAL INVESTMENTS                           785,866,775    971,815,065
  8.7 %  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                           84,291,707     84,291,707
 (8.9)%  OTHER ASSETS AND
         LIABILITIES                                                (86,198,117)
--------------------------------------------------------------------------------
100.0 %   NET ASSETS                                                 969,908,655

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
COMMON STOCK 99.6% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.1%
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc. (a)                                  3,590          58,804
Corn Products International, Inc. (a)                    206,600       9,389,970
Flowers Foods, Inc. (a)                                  122,995       4,103,113
Imperial Sugar Co. (a)                                    26,080         803,003
J & J Snack Foods Corp. (a)                               10,871         410,272
Lancaster Colony Corp. (a)                                14,462         605,813
Omega Protein Corp. *                                      7,400          68,524
Penford Corp. (a)                                         12,479         340,552
Seaboard Corp.                                             1,200       2,814,000
Seneca Foods Corp., Class B *                              1,000          27,225
Tasty Baking Co.                                          22,514         235,497
The Hain Celestial Group, Inc. (a)*                       39,507       1,072,220
The Topps Co., Inc. (a)                                      720           7,567
                                                                     -----------
                                                                      19,936,560

AIRLINES 0.6%
--------------------------------------------------------------------------------
AirNet Systems, Inc. *                                     2,530           8,425
Pinnacle Airlines Corp. (a)*                              12,726         238,612
Republic Airways Holdings, Inc. (a)*                      58,174       1,183,841
SkyWest, Inc. (a)                                        194,541       4,635,912
                                                                     -----------
                                                                       6,066,790
AUTOS 1.4%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            21,412         635,508
Autoliv, Inc.                                            127,549       7,253,712
Spartan Motors, Inc. (a)                                  50,633         861,765
Strattec Security Corp. *                                    500          23,500
TRW Automotive Holdings Corp. *                          130,720       4,814,418
                                                                     -----------
                                                                      13,588,903
BANKS & CREDIT INSTITUTIONS 2.0%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                        98           1,694
Advanta Corp., Class A                                    14,550         413,365
Advanta Corp., Class B (a)                                46,847       1,458,800
American Bank, Inc.                                        2,100          16,632
American National Bankshares, Inc.                           100           2,250
Ameris Bancorp (a)                                         6,732         151,268
AmeriServ Financial, Inc. *                                4,640          20,416
Annapolis Bancorp, Inc. *                                  1,800          16,965
BancFirst Corp. (a)                                        4,300         184,126
Banco Latinoamericano de Exportaciones, S.A.,
   Class E (a)                                             6,120         115,056
Banner Corp. (a)                                           1,374          46,798
Bar Harbor Bankshares                                        717          22,729
Berkshire Hills Bancorp, Inc. (a)                          1,170          36,867
Beverly Hills Bancorp, Inc.                               42,948         335,853
BNCCorp, Inc. *                                            1,910          35,583
BOE Financial Services of Virginia, Inc.                     100           2,890
Bridge Capital Holdings *                                  3,469          82,215
Britton & Koontz Capital Corp.                               946          16,640
Bryn Mawr Bank Corp.                                       1,720          39,526
Camco Financial Corp. (a)                                    500           6,230
Capital Bank Corp. (a)                                       703          11,824
Carolina Bank Holdings, Inc. *                               360           4,781
Carver Bancorp, Inc.                                       4,970          79,520
Cascade Financial Corp.                                    1,490          23,587
Central Bancorp, Inc.                                      1,000          25,050
CFS Bancorp, Inc. (a)                                      5,162          74,952
Citizens Holdings Co. (a)                                    700          15,288
Citizens South Banking Corp.                                 650           8,203
Codorus Valley Bancorp, Inc.                                 220           4,140
Community Bank Shares of Indiana, Inc.                     4,277          91,271
Community Capital Corp.                                    3,496          69,570
Community Financial Corp.                                  1,720          19,660
Community Shores Bank Corp. *                              1,470          16,567
Community West Bancshares                                    881          10,572
Cowlitz Bancorp *                                          1,500          24,375
Dollar Financial Corp. (a)*                               33,993         968,800
Elmira Savings Bank, FSB                                      56           1,313
Evans Bancorp, Inc.                                          940          18,330
Farmers Capital Bank Corp.                                   900          26,037
Federal Agricultural Mortgage Corp., Class C (a)          27,230         931,811
Fidelity Southern Corp.                                   24,400         412,360
Financial Federal Corp. (a)                                7,569         225,708
First Bancorp of Indiana, Inc.                             1,455          22,392
First Bancshares, Inc.                                     1,310          21,628
First BancTrust Corp.                                      6,300          75,883
First Capital, Inc.                                          990          17,820
First Charter Corp. (a)                                    2,878          56,035
First Citizens BancShares, Inc., Class A                   2,580         501,552
First Defiance Financial Corp.                             4,950         147,609

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
First Federal Bancshares of Arkansas, Inc.                 7,300         172,791
First Federal Bankshares, Inc. (a)                         2,400          46,656
First Financial Holdings, Inc. (a)                         1,698          55,542
First Financial Service Corp.                                400          11,376
First Franklin Corp.                                       3,251          46,327
First M&F Corp.                                            6,200         115,506
First Merchants Corp.                                      4,729         113,638
First PacTrust Bancorp, Inc.                                 190           4,746
First Place Financial Corp. (a)                           34,952         738,186
First United Corp.                                         5,365         106,495
First West Virginia Bancorp, Inc.                          3,300          64,350
FNB Corp. of North Carolina                                5,628          89,992
FNB Corp. of Virginia                                      5,596         200,896
FNB Financial Services Corp.                                 725          10,244
Franklin Bank Corp. (a)*                                  51,400         765,860
Glen Burnie Bancorp                                          480           8,407
Great Pee Dee Bancorp, Inc.                                  397           6,173
GS Financial Corp.                                         1,560          32,370
Guaranty Federal Bancshares, Inc.                          2,370          71,337
Habersham Bancorp, Inc.                                    7,400         146,520
Hawthorn Bancshares, Inc.                                  8,042         261,365
HF Financial Corp.                                         5,526          96,816
HMN Financial, Inc.                                        2,097          73,710
Home Federal Bancorp                                       1,618          46,323
Hopfed Bancorp, Inc.                                         675          10,861
Horizon Bancorp (a)                                        3,511          95,218
Integra Bank Corp. (a)                                    49,350       1,059,544
iStar Financial, Inc. (a)                                 19,806         878,000
ITLA Capital Corp. (a)                                    13,780         718,214
Leesport Financial Corp.                                   4,668          92,993
Liberty Bancorp, Inc.                                      2,330          25,607
LSB Bancshares, Inc. (a)                                  17,889         244,185
LSB Financial Corp.                                        4,725         118,125
MASSBANK Corp.                                            10,420         348,028
MFB Corp.                                                  2,000          67,800
MidWestOne Financial Group, Inc.                          10,600         185,500
Monroe Bancorp                                               113           1,954
MutualFirst Financial, Inc.                                  164           3,014
New Hampshire Thrift Bancshares, Inc.                      3,200          46,720
Northeast Bancorp                                          1,100          19,767
Northrim BanCorp, Inc.                                     1,816          49,595
Northway Financial, Inc.                                   1,400          50,302
Norwood Financial Corp.                                      160           5,240
PAB Bankshares, Inc. (a)                                   2,510          48,067
Pacific Premier Bancorp, Inc. *                              587           6,275
Park Bancorp, Inc.                                           905          27,942
Parkvale Financial Corp.                                   9,812         291,515
Peoples Bancorp                                              810          14,997
Peoples Bancorp of North Carolina                         15,363         303,342
Peoples Bancorp, Inc. (a)                                 12,984         351,477
Peoples Community Bancorp, Inc.                            1,155          18,873
Pinnacle Bancshares, Inc.                                  1,600          23,120
Premier Financial Bancorp, Inc.                              200           3,248
Provident Financial Holdings, Inc.                        12,970         324,250
Republic First Bancorp, Inc. *                            21,264         204,134
Royal Bancshares of Pennsylvania, Class A                    229           4,514
Shore Bancshares, Inc. (a)                                   388          10,010
Shore Financial Corp.                                        100           1,359
Simmons First National Corp., Class A (a)                  8,190         225,962
Southern Missouri Bancorp, Inc.                              100           1,495
Southwest Bancorp, Inc.                                   39,571         951,287
Team Financial, Inc.                                       1,050          16,317
Teche Holding Co.                                          1,000          44,750
TF Financial Corp.                                         2,770          83,737
The Washington Savings Bank, F.S.B                         4,350          35,888
United Bancshares, Inc.                                    1,140          17,385
United Community Financial
  Corp. (a)                                               28,767         287,095
United Security Bancshares,
  Inc. (a)                                                   972          24,611
United Western Bancorp, Inc.                               3,560          89,890
Unity Bancorp, Inc.                                        4,037          45,541
W Holding Co., Inc. (a)                                   29,129          76,901
Wainwright Bank & Trust Co.                                5,269          68,657
WSFS Financial Corp.                                      15,031         983,478
WVS Financial Corp.                                        1,900          31,160
                                                                     -----------
                                                                      18,836,111
BASIC MINERALS & METALS 4.4%
--------------------------------------------------------------------------------
A.M. Castle & Co.                                          4,840         173,804
Allegheny Technologies, Inc. (a)                          36,410       3,818,681
Brush Engineered Materials, Inc. (a)*                      1,680          70,543
Carpenter Technology Corp. (a)                            66,000       8,600,460
Chaparral Steel Co.                                       72,133       5,184,199
China Precision Steel, Inc. *                             12,900          40,764
Cleveland-Cliffs, Inc. (a)                                   360          27,961
Commercial Metals Co. (a)                                 44,855       1,514,753
CommScope, Inc. (a)*                                       1,250          72,937
Friedman Industries, Inc.                                 12,690         122,458
General Cable Corp. (a)*                                  57,492       4,355,019
Harsco Corp.                                              71,092       3,696,784
Northwest Pipe Co. *                                      12,600         448,182
OM Group, Inc. *                                          54,500       2,884,140
Reliance Steel & Aluminum Co. (a)                        105,580       5,939,931
Ryerson, Inc.                                                170           6,401
Southern Copper Corp. (a)                                  1,000          94,260
Steel Dynamics, Inc.                                      53,716       2,251,238
Superior Essex, Inc. (a)*                                 21,665         809,188
Titanium Metals Corp. (a)*                                76,249       2,432,343
                                                                     -----------
                                                                      42,544,046
BEER, LIQUOR, & TOBACCO 0.0%
--------------------------------------------------------------------------------
The Boston Beer Co., Inc.,
  Class A (a)*                                             9,180         361,233

BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Harvard Bioscience, Inc. (a)*                             79,450         417,113

CELLULAR & WIRELESS 0.8%
--------------------------------------------------------------------------------
NII Holdings, Inc. (a)*                                   88,200       7,121,268
Rural Cellular Corp., Class A *                            9,240         404,804

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
USA Mobility, Inc. (a)*                                   17,767         475,445
                                                                     -----------
                                                                       8,001,517
CHEMICALS & RUBBER 3.6%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         24,933         606,620
Arch Chemicals, Inc. (a)                                  34,540       1,213,736
Celanese Corp., Series A                                  28,130       1,090,881
CF Industries Holdings, Inc. (a)                         142,986       8,563,431
FMC Corp.                                                127,152      11,366,117
Innospec, Inc.                                            18,998       1,124,872
Landec Corp. (a)*                                         45,031         603,415
LSB Industries, Inc. (a)*                                 39,420         842,800
Nalco Holding Co.                                         15,000         411,750
Rockwood Holdings, Inc. *                                 92,753       3,390,122
Stepan Co.                                                20,720         627,402
Terra Industries, Inc. (a)*                              177,161       4,503,433
The Scotts Miracle-Gro Co., Class A (a)                   17,620         756,603
                                                                     -----------
                                                                      35,101,182
COMMERCIAL AIRCRAFT & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                           7,662         197,143
Sequa Corp., Class A (a)*                                 11,770       1,318,240
Triumph Group, Inc. (a)                                   42,920       2,809,973
                                                                     -----------
                                                                       4,325,356
COMMUNICATIONS UTILITIES 1.4%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc. (a)               5,290          83,794
Atlantic Tele-Network, Inc. (a)                            4,505         129,023
CenturyTel, Inc. (a)                                     157,818       7,740,973
CT Communications, Inc.                                   10,011         305,436
D&E Communications, Inc.                                  38,728         710,271
Golden Telecom, Inc.                                      16,570         911,516
Harris Stratex Networks, Inc., Class A (a)*                  509           9,152
HickoryTech Corp.                                          3,704          33,706
Hungarian Telephone & Cable Corp. *                          490           9,805
Mediacom Communications Corp., Class A (a)*              173,991       1,685,973
New Frontier Media, Inc. (a)                              55,900         487,448
PAETEC Holding Corp. *                                     2,882          32,538
Premiere Global Services, Inc. (a)*                       89,475       1,164,964
SumTotal Systems, Inc. *                                  66,548         522,402
                                                                     -----------
                                                                      13,827,001
CONSTRUCTION & HOMEBUILDING 1.6%
--------------------------------------------------------------------------------
Comfort Systems USA, Inc. (a)                            118,521       1,680,628
EMCOR Group, Inc. (a)*                                    82,200       5,992,380
Granite Construction, Inc.                                34,230       2,196,881
Infrasource Services, Inc. (a)*                           13,410         497,511
Meadow Valley Corp. *                                     10,385         146,117
Perini Corp. (a)*                                         68,490       4,214,190
Skyline Corp. (a)                                          7,960         238,879
                                                                     -----------
                                                                      14,966,586
CONSTRUCTION MATERIALS 1.7%
--------------------------------------------------------------------------------
Ameron International Corp. (a)                             4,430         399,542
Apogee Enterprises, Inc. (a)                               2,400          66,768
Compass Minerals International, Inc.                       8,180         283,519
Martin Marietta Materials, Inc.                            1,070         173,361
MDU Resources Group, Inc. (a)                            337,697       9,469,024
Oil-Dri Corp. of America                                  10,000         175,500
Owens-Illinois, Inc. (a)*                                140,689       4,924,115
Patrick Industries, Inc. (a)*                             11,845         186,677
Rock of Ages Corp. *                                      16,307          81,535
Texas Industries, Inc. (a)                                    80           6,273
United States Lime & Minerals, Inc. *                      4,400         161,832
                                                                     -----------
                                                                      15,928,146
CONSUMER DURABLES 0.2%
--------------------------------------------------------------------------------
Syntax-Brillian Corp. (a)*                                89,231         439,016
Universal Electronics, Inc. (a)*                          44,109       1,602,039
                                                                     -----------
                                                                       2,041,055
DRUGS & PHARMACEUTICALS 1.8%
--------------------------------------------------------------------------------
Geopharma, Inc. (a)*                                       6,680          26,720
King Pharmaceuticals, Inc. *                             341,435       6,985,760
Natural Alternative International, Inc. *                 16,941         122,144
NBTY, Inc. *                                             137,855       5,955,336
Nutraceutical International Corp. *                       10,470         173,488
Perrigo Co. (a)                                          129,629       2,538,136
Schiff Nutrition International, Inc. *                    16,960         111,088
Sciele Pharma, Inc. (a)*                                  72,507       1,708,265
Theragenics Corp. (a)*                                    36,393         151,759
                                                                     -----------
                                                                      17,772,696
ELECTRIC UTILITIES 3.5%
--------------------------------------------------------------------------------
Alliant Energy Corp. (a)                                 210,823       8,190,474
Central Vermont Public Service Corp. (a)                   5,280         198,950
CH Energy Group, Inc.                                      5,376         241,759
Cleco Corp. (a)                                           79,719       1,953,115
Dynegy, Inc., Class A *                                   23,716         223,879
Maine & Maritimes Corp. *                                    463          12,432
Northeast Utilities (a)                                  307,247       8,713,525
Pepco Holdings, Inc. (a)                                 232,550       6,557,910
Portland General Electric Co. (a)                          5,860         160,798
Puget Energy, Inc.                                        26,570         642,463
Unisource Energy Corp. (a)                                46,280       1,522,149
Unitil Corp.                                               2,580          70,176
Westar Energy, Inc. (a)                                  239,343       5,811,248
                                                                     -----------
                                                                      34,298,878
FINANCIAL INVESTMENTS 0.6%
--------------------------------------------------------------------------------
Aaron Rents, Inc. (a)                                     13,800         402,960
California First National Bancorp                          7,698         112,314
CEVA, Inc. *                                              50,470         428,995
Cherokee, Inc. (a)                                         1,098          40,121
Compass Diversified Trust (a)                              6,903         123,080
ePlus, Inc. *                                             10,931         106,359

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
Marvel Entertainment, Inc. (a)*                            2,270          57,840
MVC Capital, Inc.                                         40,210         756,350
PICO Holdings, Inc. (a)*                                  21,039         910,147
SRS Labs, Inc. *                                          37,718         367,750
Trinity Industries, Inc. (a)                              45,542       1,982,899
Willis Lease Finance Corp. (a)*                           21,670         251,805
                                                                     -----------
                                                                       5,540,620
FOREST PRODUCTS & PAPER 0.7%
--------------------------------------------------------------------------------
CSS Industries, Inc. (a)                                   4,300         170,323
Lydall, Inc. *                                            41,980         613,328
Nashua Corp. *                                             5,700          61,503
Packaging Corp. of America                               186,191       4,712,494
Rock-Tenn Co., Class A (a)                                   340          10,785
Schweitzer-Mauduit International, Inc. (a)                27,773         860,963
                                                                     -----------
                                                                       6,429,396
FURNITURE & HOUSEHOLD ITEMS 2.5%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                 22,683         265,391
Acuity Brands, Inc. (a)                                   56,600       3,411,848
AEP Industries, Inc. (a)*                                 19,703         886,832
AZZ, Inc. *                                               13,060         439,469
Blyth, Inc. (a)                                              190           5,050
Callaway Golf Co.                                         66,210       1,179,200
Chase Corp.                                                2,600          43,680
Communications Systems, Inc.                              10,500         116,655
Constar International, Inc. *                             16,228          99,802
Ethan Allen Interiors, Inc. (a)                          108,529       3,717,118
Flexsteel Industries, Inc.                                   100           1,449
GameTech International, Inc. (a)*                         33,686         320,017
Hasbro, Inc. (a)                                          39,750       1,248,548
Herman Miller, Inc.                                       42,445       1,341,262
Hillenbrand Industries, Inc.                               4,600         299,000
Hooker Furniture Corp.                                       160           3,590
JAKKS Pacific, Inc. (a)*                                  71,809       2,020,705
La-Z-boy, Inc. (a)                                        49,882         571,648
Movado Group, Inc. (a)                                    61,330       2,069,274
National Presto Industries, Inc. (a)                      13,510         842,214
Preformed Line Products Co. (a)                            4,200         201,642
RC2 Corp. (a)*                                            34,726       1,389,387
Spartech Corp. (a)                                        27,860         739,683
Steelcase Inc., Class A (a)                              127,533       2,359,361
The Genlyte Group, Inc. (a)*                               1,824         143,257
Tredegar Corp. (a)                                         2,010          42,813
UFP Technologies, Inc. *                                   2,270          11,600
Virco Manufacturing Corp. (a)*                            35,235         231,846
West Pharmaceutical Services, Inc. (a)                     3,740         176,341
                                                                     -----------
                                                                      24,178,682
GAS & OTHER PUBLIC UTILITIES 1.7%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                        4,200         170,016
American States Water Co. (a)                              3,780         134,455
Artesian Resources Corp., Class A                          5,942         114,086
Chesapeake Utilities Corp.                                   210           7,195
Delta Natural Gas Co., Inc.                                6,223         160,864
Energy West, Inc.                                            210           3,156
Florida Public Utilites Co.                                8,640         106,272
New Jersey Resources Corp. (a)                            78,962       4,028,641
Nicor, Inc. (a)                                          128,630       5,520,800
RGC Resources, Inc.                                        3,037          84,277
SJW Corp. (a)                                             24,160         804,528
Southern Union Co.                                       121,788       3,969,071
Waste Industries USA, Inc. (a)                            24,567         838,717
WGL Holdings, Inc. (a)                                    18,750         612,000
                                                                     -----------
                                                                      16,554,078
GOVERNMENT AIRCRAFT & DEFENSE 0.2%
--------------------------------------------------------------------------------
EDO Corp. (a)                                             51,070       1,678,671
Herley Industries, Inc. *                                  1,110          18,171
                                                                     -----------
                                                                       1,696,842
HEALTH CARE & HOSPITAL 2.1%
--------------------------------------------------------------------------------
Almost Family, Inc. *                                     10,608         204,204
Amedisys, Inc. (a)*                                       71,990       2,615,397
American Shared Hospital Services                         13,430          78,565
Gentiva Health Services, Inc. (a)*                        13,112         263,027
Hanger Orthopedic Group, Inc. *                           15,600         168,480
IntegraMed America, Inc. *                                 9,068         101,562
Kindred Healthcare, Inc. (a)*                             87,095       2,675,558
Manor Care, Inc. (a)                                     164,193      10,720,161
MedCath Corp. *                                           28,981         921,596
MEDTOX Scientific, Inc. (a)*                              17,670         517,731
National Dentex Corp. *                                    2,600          48,802
National Healthcare Corp. (a)                             19,244         992,990
Res-Care, Inc. (a)*                                       67,585       1,428,747
                                                                     -----------
                                                                      20,736,820
INFORMATION & SERVICES 5.9%
--------------------------------------------------------------------------------
ABM Industries, Inc. (a)                                     720          18,583
Albany Molecular Research, Inc. (a)*                       2,340          34,749
Angelica Corp.                                             3,631          76,541
Bioanalytical Systems, Inc. *                              1,010           7,302
Carriage Services, Inc. (a)*                               8,870          73,266
Cass Information Systems, Inc. (a)                           112           4,061
CDI Corp. (a)                                             38,539       1,240,956
Ceridian Corp. (a)*                                        7,450         260,750
Convergys Corp. (a)*                                      92,740       2,248,018
Corrections Corp. of America (a)*                        144,667       9,129,934
CPI Corp.                                                 20,200       1,403,900
Ecology & Environment, Inc.                                4,050          52,043
Exponent, Inc. (a)*                                       49,520       1,107,762
Gartner, Inc. (a)*                                        18,350         451,227
Grubb & Ellis Co. *                                        9,090         105,444
Heidrick & Struggles International, Inc. (a)*              6,396         327,731
Hewitt Associates, Inc., Class A (a)*                     11,470         367,040
Kelly Services, Inc., Class A (a)                         69,460       1,907,372
Kendle International, Inc. *                              12,998         477,936
Layne Christensen Co. (a)*                                27,595       1,130,015
Metal Management, Inc. (a)                                86,840       3,827,039
Michael Baker Corp. *                                     17,740         659,041
Monro Muffler Brake, Inc. (a)                             26,447         990,440

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
MPS Group, Inc. (a)*                                     191,574       2,561,344
National Technical Systems, Inc. *                        12,880          86,940
Nobel Learning Communities, Inc. *                        16,300         237,654
PAREXEL International Corp. (a)*                          82,787       3,482,021
RCM Technologies, Inc. *                                  11,347          88,393
Schnitzer Steel Industries, Inc., Class A (a)             63,781       3,057,661
Security National Financial Corp., Class A *               1,515           8,499
Service Corp. International                              166,230       2,124,419
Spherion Corp. *                                         157,600       1,479,864
SRI/Surgical Express, Inc. *                               8,659          45,027
Stewart Enterprises, Inc., Class A (a)                   327,992       2,555,058
TeleTech Holdings, Inc. (a)*                             108,755       3,532,362
The Dun & Bradstreet Corp. (a)                            55,770       5,743,195
Traffix, Inc.                                             29,591         162,751
URS Corp. *                                              119,358       5,794,831
Viad Corp.                                                14,850         626,225
Volt Information Sciences, Inc. (a)*                         969          17,868
Westaff, Inc. *                                           18,482          80,212
                                                                     -----------
                                                                      57,585,474
INSTRUMENTS 5.3%
--------------------------------------------------------------------------------
Align Technology, Inc. (a)*                                9,518         229,955
Allied Healthcare Products, Inc. *                        19,700         128,838
Angeion Corp. *                                           10,614          85,973
Astro-Med, Inc.                                            8,726          86,649
Atrion Corp.                                               1,111         108,878
Bio-Rad Laboratories, Inc., Class A *                     11,950         903,061
Bruker BioSciences Corp. (a)*                             62,386         562,098
Coherent, Inc. (a)*                                       93,702       2,858,848
CPI International, Inc. *                                    330           6,544
Datascope Corp.                                           33,275       1,273,767
Esterline Technologies Corp. (a)*                          7,530         363,774
FARO Technologies, Inc. (a)*                              37,310       1,188,697
FEI Co. (a)*                                              68,969       2,238,734
Hurco Cos., Inc. (a)*                                     16,570         828,169
II-VI, Inc. (a)*                                           2,970          80,695
Immucor, Inc. (a)*                                       188,452       5,271,002
Input/Output, Inc. (a)*                                  143,980       2,247,528
IntriCon Corp. *                                           3,230          22,287
K-Tron International, Inc. *                               2,520         255,452
Mesa Laboratories, Inc.                                    2,188          50,324
Mettler-Toledo International, Inc. *                       6,864         655,581
MOCON, Inc.                                                3,253          37,410
New Brunswick Scientific Co., Inc. *                      10,604          84,620
O.I. Corp.                                                 4,685          64,185
Oakley, Inc. (a)                                          17,047         484,135
Orthofix International N.V. (a)*                          46,100       2,073,117
OSI Systems, Inc. (a)*                                    16,160         441,976
Perceptron, Inc. *                                        13,522         133,733
PerkinElmer, Inc. (a)                                    279,158       7,274,857
Schmitt Industries, Inc. *                                   700           6,615
Span-America Medical Systems, Inc.                         7,600         192,736
STERIS Corp. (a)                                         130,985       4,008,141
Teleflex, Inc. (a)                                       128,880      10,539,806
Tollgrade Communications, Inc. (a)*                       30,331         319,992
Trimble Navigation Ltd. (a)*                              42,930       1,382,346
Universal Security Instruments, Inc. *                     1,622          50,882
Varian, Inc. *                                            35,430       1,942,627
Vicon Industries, Inc. *                                   5,760          58,867
Vital Signs, Inc. (a)                                      8,274         459,621
Waters Corp. *                                             4,030         239,221
Zoll Medical Corp. (a)*                                   60,998       1,360,865
Zygo Corp. (a)*                                           51,155         731,005
                                                                     -----------
                                                                      51,333,611
INSURANCE 8.6%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                       2,672       1,086,168
Allied World Assurance Holdings Ltd.                      14,790         757,988
American Financial Group, Inc. (a)                       263,059       8,983,465
American National Insurance Co.                           15,033       2,294,036
American Safety Insurance Holdings Ltd. *                 25,300         602,899
Arch Capital Group Ltd. *                                119,186       8,645,752
Argonaut Group, Inc. (a)                                  12,667         395,337
Aspen Insurance Holdings Ltd. (a)                        230,904       6,481,475
Baldwin & Lyons, Inc., Class B (a)                         4,275         111,065
Delphi Financial Group, Inc., Class A (a)                 17,699         740,172
Endurance Specialty Holdings Ltd.                        182,800       7,319,312
FBL Financial Group, Inc., Class A                         1,300          51,116
Harleysville Group, Inc.                                   4,070         135,775
HCC Insurance Holdings, Inc. (a)                          35,530       1,187,057
Horace Mann Educators Corp. (a)                           95,300       2,024,172
Investors Title Co. (a)                                    2,401         121,443
IPC Holdings Ltd. (a)                                     61,146       1,974,404
Kansas City Life Insurance Co. (a)                         7,343         341,596
Max Re Capital Ltd. (a)                                  165,825       4,692,847
Meadowbrook Insurance Group, Inc. (a)*                    48,311         529,489
Mercer Insurance Group, Inc.                                 577          11,482
National Western Life Insurance Co., Class A               3,418         864,481
NYMAGIC, Inc. (a)                                         14,060         565,212
Odyssey Re Holdings Corp. (a)                              3,390         145,397
Old Republic International Corp.                         105,456       2,241,995
PartnerRe Ltd. (a)                                       109,440       8,481,600
Platinum Underwriters Holdings Ltd. (a)                   86,040       2,989,890
Presidential Life Corp.                                   10,515         206,725
ProCentury Corp.                                          36,600         613,416
Radian Group, Inc. (a)                                    45,169       2,439,126
Reinsurance Group of America, Inc. (a)                    96,640       5,821,594
RenaissanceRe Holdings Ltd. (a)                          101,076       6,265,701
RTW, Inc. *                                                1,215          10,042

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
Selective Insurance Group, Inc. (a)                       20,374         547,653
The Midland Co. (a)                                        5,465         256,527
Unico American Corp. *                                    10,910         145,212
United America Indemnity Ltd., Class A *                  26,483         658,632
Universal Insurance Holdings, Inc.                         6,310          38,459
Wesco Financial Corp.                                      2,200         847,000
Zenith National Insurance Corp. (a)                       46,485       2,188,979
                                                                     -----------
                                                                      83,814,691
IT HARDWARE 5.3%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. (a)*                                 132,600       1,660,152
Amtech Systems, Inc. *                                     5,260          46,025
ANADIGICS, Inc. (a)*                                     106,968       1,475,089
Aviza Technology, Inc. (a)*                               11,534          67,705
Avx Corp. (a)                                             98,800       1,653,912
Axcelis Technologies, Inc. (a)*                            3,140          20,379
Cirrus Logic, Inc. (a)*                                   37,487         311,142
CTS Corp. (a)                                             51,145         647,496
Digi International, Inc. (a)*                             26,590         391,937
EMS Technologies, Inc. *                                  40,545         894,423
Espey Manufacturing & Electronics Corp.                    3,600          86,724
Exar Corp. (a)*                                          107,321       1,438,101
Gilat Satellite Networks Ltd. *                           93,665         901,994
Globecomm Systems, Inc. (a)*                              33,424         488,659
Harmonic, Inc. (a)*                                      219,315       1,945,324
Imation Corp. (a)                                        100,188       3,692,930
Integrated Device Technology, Inc. *                      43,336         661,741
inTEST Corp. *                                             4,286          19,844
Kimball International, Inc., Class B                      45,187         633,070
Loral Space & Communications, Inc. *                       8,742         430,806
Mattson Technology, Inc. *                                12,960         125,712
MKS Instruments, Inc. (a)*                                65,943       1,826,621
Nortech Systems, Inc. *                                    2,019          14,981
Novellus Systems, Inc. (a)*                               58,917       1,671,475
ON Semiconductor Corp. (a)*                               28,827         309,025
Oplink Communications, Inc. (a)*                          68,823       1,032,345
Orbital Sciences Corp. (a)*                              113,922       2,393,501
PC-Tel, Inc. *                                            56,170         491,487
Pericom Semiconductor Corp. (a)*                          54,994         613,733
Polycom, Inc. (a)*                                        49,840       1,674,624
RF Micro Devices, Inc. (a)*                               87,885         548,402
Rudolph Technologies, Inc. (a)*                           75,458       1,253,357
Semitool, Inc. (a)*                                       35,698         343,058
Skyworks Solutions, Inc. *                               335,718       2,467,527
SonicWALL, Inc. *                                        202,447       1,739,020
Spectrum Control, Inc. *                                  35,600         600,928
Standard Microsystems Corp. (a)*                          26,903         923,849
Symmetricom, Inc. (a)*                                   134,567       1,130,363
Technitrol, Inc. (a)                                     152,370       4,368,448
Teledyne Technologies, Inc. *                             47,791       2,195,996
TriQuint Semiconductor, Inc. (a)*                          4,640          23,478
ViaSat, Inc. (a)*                                          1,820          58,422
Vishay Intertechnology, Inc. (a)*                        513,840       8,128,949
White Electronic Designs Corp. *                           2,198          12,748
                                                                     -----------
                                                                      51,415,502
LAND & WATER TRANSPORTATION 1.4%
--------------------------------------------------------------------------------
B & H Ocean Carriers Ltd. *                                6,710         119,438
Dynamex, Inc. *                                            1,900          48,507
GulfMark Offshore, Inc. (a)*                              10,294         527,259
Hornbeck Offshore Services, Inc. *                        47,885       1,856,023
Hub Group, Inc., Class A (a)*                             90,053       3,166,263
International Shipholding Corp. (a)*                       2,100          42,294
Saia, Inc. *                                               1,086          29,604
SEACOR Holdings, Inc. (a)*                                53,626       5,006,523
Trico Marine Services, Inc. (a)*                          34,929       1,427,898
Werner Enterprises, Inc. (a)                              67,702       1,364,195
                                                                     -----------
                                                                      13,588,004
MAINFRAME & MINICOMPUTERS 0.1%
--------------------------------------------------------------------------------
Omnicell, Inc. (a)*                                       63,800       1,325,764

METAL PRODUCTS & MACHINERY 5.4%
--------------------------------------------------------------------------------
Agco Corp. (a)*                                          105,992       4,601,113
Allied Motion Technologies, Inc. *                         9,331          67,183
Astec Industries, Inc. (a)*                               52,700       2,224,994
Baldor Electric Co. (a)                                    2,800         137,984
Barnes Group, Inc. (a)                                    18,654         590,959
Bonso Electronic International, Inc.                      11,533          40,827
Brooks Automation, Inc. (a)*                               6,050         109,808
Chicago Rivet & Machine Co.                                  720          18,274
CIRCOR International, Inc.                                11,510         465,349
CompX International, Inc.                                  5,800         107,300
Eastern Co. (a)                                           13,940         405,096
Electro Scientific Industries, Inc. (a)*                  54,437       1,132,290
EnPro Industries, Inc. (a)*                               64,300       2,751,397
Evans & Sutherland Computer Corp. *                        6,153          13,967
Federal Signal Corp. (a)                                   5,324          84,439
FSI International, Inc. (a)*                                  60             191
Gardner Denver, Inc. *                                    40,940       1,741,997
Gehl Co. (a)*                                              2,020          61,327
Gerber Scientific, Inc. (a)*                              69,190         803,988
Hardinge, Inc.                                            10,201         347,140
Kadant, Inc. (a)*                                         50,900       1,588,080
Kennametal, Inc.                                          45,109       3,700,291
Key Technology, Inc. *                                     1,908          42,739
Lincoln Electric Holdings, Inc. (a)                       16,908       1,255,250
Material Sciences Corp. *                                 38,352         452,170
MFRI, Inc. *                                               5,616         157,192
MTS Medication Technologies, Inc. *                        1,000          12,249
Newport Corp. (a)*                                           276           4,272
NN, Inc.                                                  12,737         150,297
North American Galvanizing & Coatings, Inc. *             31,743         272,355
P & F Industries, Inc., Class A *                          3,250          36,628
Powell Industries, Inc. (a)*                               8,662         275,105
Q.E.P. Co., Inc. *                                         2,839          17,744

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
Regal-Beloit Corp. (a)                                    76,330       3,552,398
Robbins & Myers, Inc. (a)                                 39,480       2,097,572
Rofin-Sinar Technologies, Inc. (a)*                          720          49,680
SL Industries, Inc. *                                     10,470         183,016
SPX Corp. (a)                                             93,767       8,233,680
Standard Motor Products, Inc.                              4,360          65,531
Standex International Corp. (a)                           16,880         480,067
Tech/Ops Sevcon, Inc.                                      1,190          11,305
Technology Research Corp.                                  1,320           5,293
Tennant Co. (a)                                           16,390         598,235
The L.S. Starrett Co., Class A (a)                         5,660         103,691
The Manitowoc Co., Inc.                                   14,379       1,155,784
The Middleby Corp. (a)*                                   22,538       1,348,223
Twin Disc, Inc.                                            3,360         241,618
Varian Semiconductor Equipment Associates, Inc. (a)*     190,864       7,646,012
Veeco Instruments, Inc. (a)*                               6,968         144,516
Velcro Industries N.V.                                    17,743         329,310
Watts Water Technologies, Inc., Class A (a)               35,813       1,341,913
Woodward Governor Co. (a)                                 26,610       1,428,159
                                                                     -----------
                                                                      52,685,998
MISCELLANEOUS FINANCE 1.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        32,981       2,788,544
American Physicians Service Group, Inc.                    7,700         145,530
Cohen & Steers, Inc. (a)                                  48,366       2,101,503
Eaton Vance Corp.                                            380          16,788
Knight Capital Group, Inc., Class A (a)*                 348,063       5,777,846
Raymond James Financial, Inc. (a)                        119,845       3,703,210
SWS Group, Inc. (a)                                       65,906       1,424,888
Value Line, Inc. (a)                                       2,407         105,667
Waddell & Reed Financial, Inc., Class A (a)                8,590         223,426
                                                                     -----------
                                                                      16,287,402
OIL & COAL RESOURCES 1.6%
--------------------------------------------------------------------------------
Crosstex Energy, Inc.                                      1,070          30,741
Mariner Energy, Inc. (a)*                                213,689       5,181,958
Rosetta Resources, Inc. *                                129,692       2,793,566
Unit Corp. *                                             124,508       7,832,798
                                                                     -----------
                                                                      15,839,063
OIL DISTRIBUTION 1.0%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                             9,029         269,425
Holly Corp. (a)                                           66,907       4,963,830
Western Refining, Inc. (a)                                78,272       4,524,122
                                                                     -----------
                                                                       9,757,377
OIL DRILLING & SERVICES 3.8%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc. (a)*                                84,700       5,812,114
Basic Energy Services, Inc. (a)*                          27,070         692,180
Complete Production Services, Inc. (a)*                   51,270       1,325,330
Dawson Geophysical Co. (a)*                                  300          18,438
Global Industries Ltd. *                                  15,370         412,223
Helmerich & Payne, Inc. (a)                               61,679       2,184,670
Lufkin Industries, Inc. (a)                               29,340       1,893,897
Newpark Resources, Inc. (a)*                              31,090         240,948
Pride International, Inc. (a)*                            89,216       3,342,031
Rowan Cos., Inc.                                           8,660         354,887
Superior Energy Services, Inc. (a)*                      165,100       6,590,792
T-3 Energy Services, Inc *                                16,089         538,177
Tidewater, Inc. (a)                                      181,780      12,884,566
Union Drilling, Inc. (a)*                                  2,200          36,124
W-H Energy Services, Inc. (a)*                            11,620         719,394
                                                                     -----------
                                                                      37,045,771
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A (a)*                43,210         260,556
Diebold, Inc. (a)                                         41,986       2,191,669
Iomega Corp. *                                             2,080           9,672
Key Tronic Corp. (a)*                                      1,169           5,962
Komag, Inc. (a)*                                          50,070       1,596,733
Printronix, Inc.                                             380           4,940
STEC, Inc. (a)*                                            9,728          62,551
VASCO Data Security International, Inc. (a)*                 346           7,875
                                                                     -----------
                                                                       4,139,958
PUBLISHING, BROADCASTING & CINEMA 0.5%
--------------------------------------------------------------------------------
Alloy, Inc. *                                             15,713         157,130
American Greetings Corp., Class A                          1,720          48,728
Bowne & Co., Inc. (a)                                     78,960       1,540,509
Champion Industries, Inc.                                 11,458          82,498
Franklin Covey Co. *                                      53,390         418,578
Regent Communications, Inc. (a)*                          12,716          42,599
Scholastic Corp. (a)*                                     61,124       2,196,796
Triple Crown Media, Inc. *                                 7,170          66,824
Tufco Technologies, Inc. *                                 2,242          18,384
                                                                     -----------
                                                                       4,572,046
REAL ESTATE DEVELOPMENT 0.3%
--------------------------------------------------------------------------------
Avatar Holdings, Inc. (a)*                                14,527       1,117,707
Griffin Land & Nurseries, Inc. *                           2,710          97,831
ILX Resorts, Inc.                                          6,420          62,595
J.W. Mays, Inc. *                                            500          11,438
Jones Lang LaSalle, Inc. (a)                               6,467         734,005
Reis, Inc. *                                              16,610         150,819
Stratus Properties, Inc. *                                   410          14,145
United Capital Corp. (a)*                                  8,880         255,300
                                                                     -----------
                                                                       2,443,840
REAL ESTATE INVESTMENT TRUSTS 4.0%
--------------------------------------------------------------------------------
Ashford Hospitality Trust (a)                            157,361       1,850,565
CBL & Associates Properties, Inc. (a)                      8,621         310,787
Douglas Emmett, Inc. (a)                                 196,898       4,871,257
Extra Space Storage, Inc. (a)                            193,631       3,194,912
FelCor Lodging Trust, Inc. (a)                               940          24,468
Gladstone Commercial Corp.                                 2,710          53,116
HRPT Properties Trust (a)                                382,033       3,973,143
Investors Real Estate Trust                                3,707          38,293

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
LTC Properties, Inc. (a)                                  32,580         741,195
Medical Properties Trust, Inc. (a)                       136,690       1,808,409
Mission West Properties, Inc. (a)                         48,257         672,703
Monmouth Capital Corp.                                     2,130          11,758
Monmouth Real Estate Investment Corp., Class A            56,990         495,243
National Retail Properties, Inc.                         136,288       2,979,256
OMEGA Healthcare Investors, Inc. (a)                     173,200       2,741,756
One Liberty Properties, Inc.                              26,650         606,554
Ramco-Gershenson Properties Trust (a)                     49,340       1,772,786
Republic Property Trust (a)                               46,160         565,460
Strategic Hotels & Resorts, Inc. (a)                     204,986       4,610,135
Sunstone Hotel Investors, Inc. (a)                       211,391       6,001,390
Supertel Hospitality, Inc. (a)                            29,309         248,247
Urstadt Biddle Properties, Inc., Class A (a)               4,430          75,354
Winthrop Realty Trust                                    122,391         845,722
                                                                     -----------
                                                                      38,492,509
RESTAURANTS, HOTELS & THEATERS 2.6%
--------------------------------------------------------------------------------
Analogic Corp. (a)                                        28,288       2,079,451
Ark Restaurants Corp.                                        410          15,166
Avalon Holdings Corp., Class A *                           2,210          21,879
Bob Evans Farms, Inc. (a)                                 34,884       1,285,475
Brinker International, Inc.                              135,899       3,977,764
Buffalo Wild Wings, Inc. (a)*                              4,496         186,989
Burger King Holdings, Inc.                                95,330       2,510,992
Canterbury Park Holding Corp.                                 40             519
CBRL Group, Inc. (a)                                     109,064       4,633,039
CEC Entertainment, Inc. *                                     60           2,112
CKE Restaurants, Inc.                                        230           4,616
Flanigan's Enterprises, Inc. *                             1,831          20,690
Frisch's Restaurants, Inc. (a)                             4,660         142,316
Interstate Hotels & Resorts, Inc. (a)*                    21,850         114,057
J. Alexander's Corp.                                      11,170         161,965
Jack In The Box, Inc. (a)*                                41,287       2,928,900
Live Nation, Inc. (a)*                                     3,457          77,368
Mexican Restaurants, Inc. *                                8,834          70,672
Nathan's Famous, Inc. *                                    5,324          92,105
O'Charley's, Inc. (a)                                        280           5,645
Red Lion Hotels Corp. *                                   34,520         443,582
Regal Entertainment Group, Class A (a)                       700          15,351
Rubio's Restaurants, Inc. *                                  540           5,470
Silverleaf Resorts, Inc. *                                64,570         384,191
Speedway Motorsports, Inc. (a)                            35,510       1,419,690
Star Buffet, Inc.                                          3,900          33,150
The Marcus Corp. (a)                                      43,460       1,032,609
Vail Resorts, Inc. (a)*                                   64,440       3,922,463
                                                                     -----------
                                                                      25,588,226
RETAIL 5.4%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                     80,900         762,887
Aeropostale, Inc. (a)*                                   138,859       5,787,643
American Eagle Outfitters, Inc. (a)                       12,107         310,666
Arden Group, Inc., Class A (a)                               220          30,008
Big Lots, Inc. (a)*                                      339,606       9,991,208
Books-A-Million, Inc. (a)                                 43,500         736,890
Brown Shoe Co., Inc. (a)                                  34,851         847,576
Cabela's, Inc. (a)*                                       93,321       2,065,194
Casey's General Stores, Inc.                              19,127         521,402
Cash America International, Inc. (a)                      38,420       1,523,353
Charlotte Russe Holding, Inc. (a)*                        51,793       1,391,678
Cost-U-Less, Inc. *                                        7,770          85,159
EZCORP, Inc., Class A (a)*                               113,106       1,497,523
Factory Card & Party Outlet Corp. (a)*                     8,160          86,578
Gaiam, Inc., Class A (a)*                                 12,597         229,643
Gottschalks, Inc. *                                       29,983         356,498
Guess?, Inc. (a)                                          74,797       3,593,248
Hastings Entertainment, Inc. (a)*                         26,860         190,706
Ingles Markets, Inc., Class A (a)                         27,765         956,504
Insight Enterprises, Inc. *                               58,782       1,326,710
Jennifer Convertibles, Inc. *                              1,290           6,476
Jo-Ann Stores, Inc. (a)*                                   1,870          53,164
Longs Drug Stores Corp. (a)                              105,930       5,563,443
Mothers Work, Inc. (a)*                                   14,740         460,920
PC Connection, Inc. (a)*                                     200           2,648
PC Mall, Inc. (a)*                                        32,090         392,461
Priceline.com, Inc. *                                     46,986       3,229,818
RadioShack Corp. (a)                                      27,112         898,492
Restoration Hardware, Inc. (a)*                           42,267         235,850
REX Stores Corp. (a)*                                     18,480         366,458
Ruddick Corp. (a)                                          1,380          41,566
Rush Enterprises, Inc., Class A (a)*                      35,100         762,372
Rush Enterprises, Inc., Class B *                         32,497         680,487
Shoe Carnival, Inc. (a)*                                  29,500         810,955
Sonic Automotive, Inc., Class A (a)                       11,980         347,061
Stage Stores, Inc. (a)                                    69,360       1,453,785
Systemax, Inc. (a)                                        15,396         320,391
The Bon-Ton Stores, Inc. (a)                                   7             280
The Buckle, Inc.                                             750          29,550
The Cato Corp., Class A (a)                               32,403         710,922
The Men's Wearhouse, Inc. (a)                             10,124         517,033
The Pep Boys - Manny, Moe & Jack (a)                         760          15,322
Trans World Entertainment Corp. (a)*                      80,890         375,329
UGI Corp.                                                 60,668       1,655,023
Village Super Market, Inc., Class A (a)                    2,000          95,620
Weis Markets, Inc. (a)                                    31,490       1,275,660
Zones, Inc. *                                              1,700          15,300
                                                                     -----------
                                                                      52,607,460
SOAPS & COSMETICS 0.0%
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. *                                    4,940         119,844

SOFTWARE 6.8%
--------------------------------------------------------------------------------
American Software, Inc., Class A                          22,060         227,218

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
Ansoft Corp. *                                               622          18,343
AsiaInfo Holdings, Inc. (a)*                              11,228         108,912
Aspen Technology, Inc. (a)*                               50,210         702,940
Astea International, Inc. *                                  100             605
Black Box Corp. (a)                                       47,851       1,980,074
BMC Software, Inc. (a)*                                  502,780      15,234,234
Captaris, Inc. (a)*                                       56,771         290,668
CIBER, Inc. (a)*                                         139,209       1,138,730
Computer Task Group, Inc. *                               27,930         124,847
CSP, Inc. *                                                9,451          84,586
Edgewater Technology, Inc. (a)*                           33,993         267,865
First American Corp. (a)                                 103,113       5,104,094
Goldleaf Financial Solutions, Inc. *                       5,418          29,257
Harris Interactive, Inc. (a)*                            146,574         784,171
Hlth Corp. (a)*                                          734,728      10,293,539
JDA Software Group, Inc. (a)*                             55,735       1,094,078
Keynote Systems, Inc. *                                   41,870         686,668
Lawson Software, Inc. (a)*                               169,801       1,679,332
Mentor Graphics Corp. (a)*                                37,711         496,654
Moldflow Corp. *                                           4,594         100,976
Ness Technologies, Inc. (a)*                               4,732          61,563
NetManage, Inc. *                                          2,380          10,948
NetScout Systems, Inc. *                                  29,192         253,095
Omniture, Inc. (a)*                                        3,384          77,561
OPNET Technologies, Inc. (a)*                              2,490          28,660
Perot Systems Corp., Class A (a)*                        218,278       3,719,457
SAVVIS, Inc. *                                            95,731       4,739,642
SPSS, Inc. (a)*                                           16,620         733,607
Sybase, Inc. (a)*                                        253,691       6,060,678
Synopsys, Inc. *                                         207,156       5,475,133
Syntel, Inc. (a)                                          14,401         437,646
Taleo Corp., Class A (a)*                                 24,173         544,618
TechTeam Global, Inc. *                                   26,600         318,136
THQ, Inc. (a)*                                            17,485         533,642
TSR, Inc.                                                  4,099          16,027
United Online, Inc. (a)                                  126,666       2,088,722
Vignette Corp. *                                          10,600         203,096
                                                                     -----------
                                                                      65,750,022
TEXTILES & APPAREL 2.2%
--------------------------------------------------------------------------------
Crocs, Inc. (a)*                                          36,894       1,587,549
Culp, Inc. (a)*                                            4,260          38,383
Deckers Outdoor Corp. (a)*                                34,774       3,508,697
Decorator Industries, Inc.                                 3,640          25,298
G-III Apparel Group Ltd. (a)*                             39,461         623,089
Interface, Inc., Class A (a)                             147,970       2,790,714
Jaclyn, Inc. *                                               520           5,918
LaCrosse Footwear, Inc.                                    2,350          42,464
Perry Ellis International, Inc. (a)*                      26,890         865,051
Phillips-Van Heusen Corp. (a)                             54,665       3,311,059
R. G. Barry Corp. *                                        8,275          98,059
Skechers U.S.A., Inc., Class A (a)*                       61,000       1,781,200
Steven Madden Ltd.                                        62,407       2,044,453
The Gymboree Corp. *                                      61,560       2,426,080
Weyco Group, Inc. (a)                                     12,484         336,194
Wolverine World Wide, Inc. (a)                            48,120       1,333,405
                                                                     -----------
                                                                      20,817,613
WHOLESALE 3.8%
--------------------------------------------------------------------------------
Anixter International, Inc. (a)*                          24,884       1,871,526
Applied Industrial Technologies, Inc. (a)                 71,827       2,118,896
Arrow Electronics, Inc. (a)*                             248,227       9,539,364
Avnet, Inc. (a)*                                         417,640      16,555,250
Coast Distribution System, Inc.                            9,180          65,637
Delta Apparel, Inc. (a)                                    2,790          50,638
Educational Development Corp.                                720           5,677
En Pointe Technologies, Inc. *                               610           2,434
Huttig Building Products, Inc. *                          15,128         114,519
IKON Office Solutions, Inc.                                8,800         137,368
Industrial Distribution Group, Inc. (a)*                  16,623         187,674
Kaman Corp. (a)                                            7,052         219,952
Lawson Products, Inc. (a)                                  3,368         130,342
Man Sang Holdings, Inc. *                                  9,800          82,810
NACCO Industries, Inc., Class A (a)                       16,500       2,565,585
Park-Ohio Holdings Corp. (a)*                              5,390         147,147
Pomeroy IT Solutions, Inc. (a)*                            4,080          39,902
Richardson Electronics Ltd.                               51,200         473,600
Spartan Stores, Inc. (a)                                  79,874       2,628,653
TESSCO Technologies, Inc. *                               13,095         254,305
                                                                     -----------
                                                                      37,191,279
                                                                     -----------
TOTAL COMMON STOCK
(COST $779,602,775)                                                  965,551,065
                                                                     -----------

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

REPURCHASE AGREEMENT 0.6%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $6,266,610 (fully collateralized by Federal
   National Mortgage Assn. with a value of
   $6,437,270.)                                        6,264,000       6,264,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $6,264,000)                                                      6,264,000
                                                                     -----------

END OF INVESTMENTS.

At 06/30/07 the tax basis cost of the fund's investments was $786,382,372 and the unrealized appreciation and depreciation were $197,128,540 and ($11,695,847), respectively, with a net unrealized appreciation of $185,432,693.

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.7%
OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                          84,291,707      84,291,707

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date.

For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
104.3 %  COMMON STOCK                                 99,336,121    113,152,616
  0.1 %  SHORT-TERM INVESTMENT                           118,000        118,000
--------------------------------------------------------------------------------
104.4 %  TOTAL INVESTMENTS                            99,454,121    113,270,616
 (4.4)%  OTHER ASSETS AND
         LIABILITIES                                                 (4,809,824)
--------------------------------------------------------------------------------
100.0 %  NET ASSETS                                                 108,460,792

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
COMMON STOCK 104.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.8%
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                               22,399         537,576
Corn Products International, Inc.                          5,960         270,882
Kellogg Co.                                               16,200         838,998
Seaboard Corp.                                               127         297,815
Tyson Foods, Inc., Class A *                                 140           3,226
                                                                     -----------
                                                                       1,948,497
AUTOS 0.3%
--------------------------------------------------------------------------------
PACCAR, Inc.                                               2,260         196,710
TRW Automotive Holdings Corp. *                            3,600         132,588
                                                                     -----------
                                                                         329,298
BANKS & CREDIT INSTITUTIONS 6.4%
--------------------------------------------------------------------------------
Bank of America Corp.                                     81,800       3,999,202
Wachovia Corp.                                            57,500       2,946,875
                                                                     -----------
                                                                       6,946,077
BASIC MINERALS & METALS 2.1%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                   7,800         291,486
Allegheny Technologies, Inc.                               7,900         828,552
CommScope, Inc. *                                            100           5,835
Reliance Steel & Aluminum Co.                              4,410         248,107
Southern Copper Corp.                                      2,800         263,928
United States Steel Corp.                                  6,300         685,125
                                                                     -----------
                                                                       2,323,033
BEER, LIQUOR, & TOBACCO 1.1%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        16,580       1,162,921

BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Celgene Corp. *                                           19,500       1,117,935
Gilead Sciences, Inc. *                                    6,330         245,414
                                                                     -----------
                                                                       1,363,349
CELLULAR & WIRELESS 0.6%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                       8,300         670,142


CHEMICALS & RUBBER 1.3%
--------------------------------------------------------------------------------
Albemarle Corp.                                            1,490          57,410
Celanese Corp., Series A                                   5,770         223,761
CF Industries Holdings, Inc.                                 130           7,786
FMC Corp.                                                  2,260         202,021
Monsanto Co.                                               1,300          87,802
Rockwood Holdings, Inc. *                                  2,120          77,486
The Sherwin-Williams Co.                                  10,980         729,840
                                                                     -----------
                                                                       1,386,106
COMMERCIAL AIRCRAFT & COMPONENTS 1.5%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                 10,396       1,261,658
Rockwell Collins, Inc.                                     5,520         389,933
                                                                     -----------
                                                                       1,651,591
COMMUNICATIONS UTILITIES 6.3%
--------------------------------------------------------------------------------
AT&T Corp.                                               106,331       4,412,737
CenturyTel, Inc.                                             400          19,620
Comcast Corp., Class A *                                     319           8,970
Verizon Communications, Inc.                              58,376       2,403,340
                                                                     -----------
                                                                       6,844,667
CONSTRUCTION & HOMEBUILDING 0.4%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc. *                           6,990         401,995
Quanta Services, Inc. *                                      220           6,747
                                                                     -----------
                                                                         408,742
CONSTRUCTION MATERIALS 0.3%
--------------------------------------------------------------------------------
Owens-Illinois, Inc. *                                    10,588         370,580

CONSUMER DURABLES 0.6%
--------------------------------------------------------------------------------
Whirlpool Corp.                                            5,565         618,828

DRUGS & PHARMACEUTICALS 3.7%
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. *                              13,887         284,128
Pfizer, Inc.                                             144,700       3,699,979
                                                                     -----------
                                                                       3,984,107
ELECTRIC UTILITIES 3.1%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                       7,060         274,281
Edison International                                      23,902       1,341,380
PG&E Corp.                                                26,100       1,182,330
Puget Energy, Inc.                                         1,610          38,930
Reliant Energy, Inc. *                                    19,777         532,990
                                                                     -----------
                                                                       3,369,911
FOREST PRODUCTS & PAPER 1.2%
--------------------------------------------------------------------------------
International Paper Co.                                   34,300       1,339,415

FURNITURE & HOUSEHOLD ITEMS 0.7%
--------------------------------------------------------------------------------
Acuity Brands, Inc.                                        3,290         198,321
Hasbro, Inc.                                              12,460         391,369
Steelcase Inc., Class A                                    6,500         120,250
                                                                     -----------
                                                                         709,940
GAS & OTHER PUBLIC UTILITIES 0.0%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                          280          11,334

GOVERNMENT AIRCRAFT & DEFENSE 1.5%
--------------------------------------------------------------------------------
Garmin Ltd.                                               10,121         748,650

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
Raytheon Co.                                              15,800         851,462
                                                                     -----------
                                                                       1,600,112
HEALTH CARE & HOSPITAL 0.8%
--------------------------------------------------------------------------------
Health Net, Inc. *                                         8,796         464,429
Humana, Inc. *                                             6,220         378,860
                                                                     -----------
                                                                         843,289
INFORMATION & SERVICES 1.2%
--------------------------------------------------------------------------------
IAC/InterActiveCorp *                                     14,500         501,845
Manpower, Inc.                                             7,100         654,904
Service Corp. International                                    3              38
The Dun & Bradstreet Corp.                                 1,510         155,500
                                                                     -----------
                                                                       1,312,287
INSTRUMENTS 4.8%
--------------------------------------------------------------------------------
Baxter International, Inc.                                42,700       2,405,718
Honeywell International, Inc.                             18,500       1,041,180
PerkinElmer, Inc.                                          7,890         205,613
Stryker Corp.                                             16,300       1,028,367
Waters Corp. *                                             8,400         498,624
                                                                     -----------
                                                                       5,179,502
INSURANCE 9.1%
--------------------------------------------------------------------------------
ACE Ltd.                                                  15,800         987,816
Alleghany Corp. *                                            496         201,624
Allied World Assurance Holdings Ltd.                       1,740          89,175
American Financial Group, Inc.                             6,660         227,439
Axis Capital Holdings Ltd.                                10,594         430,646
CNA Financial Corp.                                        3,040         144,978
Everest Re Group Ltd.                                      3,400         369,376
Genworth Financial, Inc., Class A                         32,190       1,107,336
Hanover Insurance Group, Inc.                              4,300         209,797
Loews Corp.                                               32,140       1,638,497
Prudential Financial, Inc.                                12,214       1,187,567
The Allstate Corp.                                        40,939       2,518,158
Wesco Financial Corp.                                        200          77,000
XL Capital Ltd., Class A                                   8,730         735,852
                                                                     -----------
                                                                       9,925,261
INTEGRATED OIL COMPANIES 6.8%
--------------------------------------------------------------------------------
Chevron Corp.                                             32,700       2,754,648
Exxon Mobil Corp.                                         54,870       4,602,496
                                                                     -----------
                                                                       7,357,144
IT HARDWARE 2.4%
--------------------------------------------------------------------------------
Amphenol Corp., Class A                                   14,500         516,925
Avx Corp.                                                  4,010          67,127
Flextronics International Ltd. *                          40,254         434,743
Harris Corp.                                              11,200         610,960
MEMC Electronic Materials, Inc. *                         11,800         721,216
Polycom, Inc. *                                            2,509          84,302
Vishay Intertechnology, Inc. *                            12,820         202,813
                                                                     -----------
                                                                       2,638,086
LAND & WATER TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
Union Pacific Corp.                                       15,422       1,775,843

MAINFRAME & MINICOMPUTERS 2.8%
--------------------------------------------------------------------------------
Apple, Inc. *                                             25,300       3,087,612

METAL PRODUCTS & MACHINERY 5.3%
--------------------------------------------------------------------------------
Agco Corp. *                                               7,000         303,870
American Standard Cos., Inc.                              13,678         806,729
Cummins, Inc.                                              8,400         850,164
Energizer Holdings, Inc. *                                 2,500         249,000
General Electric Co.                                      31,690       1,213,093
Kennametal, Inc.                                           1,490         122,225
Parker Hannifin Corp.                                      9,500         930,145
SPX Corp.                                                  4,920         432,025
Terex Corp. *                                              5,714         464,548
The Manitowoc Co., Inc.                                    5,100         409,938
                                                                     -----------
                                                                       5,781,737
MISCELLANEOUS FINANCE 7.3%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         5,890         498,000
Citigroup, Inc. *                                          4,390         225,163
Merrill Lynch & Co., Inc.                                 33,000       2,758,140
Morgan Stanley                                            34,500       2,893,860
The Goldman Sachs Group, Inc.                              7,000       1,517,250
                                                                     -----------
                                                                       7,892,413
OIL & COAL RESOURCES 1.2%
--------------------------------------------------------------------------------
Unit Corp. *                                               3,898         245,223
XTO Energy, Inc.                                          17,400       1,045,740
                                                                     -----------
                                                                       1,290,963
OIL DISTRIBUTION 0.7%
--------------------------------------------------------------------------------
Holly Corp.                                                4,000         296,760
Tesoro Petroleum Corp.                                     6,976         398,678
Western Refining, Inc.                                     1,290          74,562
                                                                     -----------
                                                                         770,000
OIL DRILLING & SERVICES 4.8%
--------------------------------------------------------------------------------
Cameron International Corp. *                              3,900         278,733
Diamond Offshore Drilling, Inc.                            5,200         528,112
ENSCO International, Inc.                                 12,300         750,423
GlobalSantaFe Corp.                                       15,000       1,083,750
Nabors Industries Ltd. *                                  18,400         614,192
Noble Corp.                                                8,758         854,080
Pride International, Inc. *                               13,499         505,673
Superior Energy Services, Inc. *                           7,000         279,440
Tidewater, Inc.                                            3,800         269,344
                                                                     -----------
                                                                       5,163,747
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.1%
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. *                    22,714         177,623
Hewlett-Packard Co.                                       47,400       2,114,988
                                                                     -----------
                                                                       2,292,611
PUBLISHING, BROADCASTING & CINEMA 3.0%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        60,089       2,002,165
Gannett Co., Inc.                                          4,200         230,790
News Corp., Class A                                        6,404         135,829
Time Warner, Inc.                                         41,990         883,470
                                                                     -----------
                                                                       3,252,254
RESTAURANTS, HOTELS & THEATERS 2.1%
--------------------------------------------------------------------------------
McDonald's Corp.                                          44,780       2,273,033

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF      VALUE
SECURITY                                                 SHARES         ($)
RETAIL 4.8%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           7,100         518,158
Big Lots, Inc. *                                           8,000         235,360
CVS/Caremark Corp.                                        41,590       1,515,956
GameStop Corp., Class A *                                    828          32,375
Medco Health Solutions, Inc. *                             3,860         301,041
Nordstrom, Inc.                                           18,700         955,944
RadioShack Corp.                                          11,180         370,505
The Kroger Co.                                            42,730       1,201,995
The Men's Wearhouse, Inc.                                  1,210          61,795
                                                                     -----------
                                                                       5,193,129
SOAPS & COSMETICS 1.1%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     11,000         713,350
The Estee Lauder Cos., Inc., Class A                       9,650         439,172
                                                                     -----------
                                                                       1,152,522
SOFTWARE 5.8%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                      12,160         368,448
Cadence Design Systems, Inc. *                            22,900         502,884
Computer Sciences Corp. *                                    200          11,830
Electronic Data Systems Corp.                              2,180          60,451
First American Corp.                                         920          45,540
International Business Machines Corp.                     33,600       3,536,400
Intuit, Inc. *                                            21,998         661,700
Microsoft Corp.                                            7,400         218,078
Oracle Corp. *                                            41,866         825,179
SAVVIS, Inc. *                                             2,400         118,824
                                                                     -----------
                                                                       6,349,334
TEXTILES & APPAREL 1.5%
--------------------------------------------------------------------------------
Coach, Inc. *                                             26,455       1,253,703
Polo Ralph Lauren Corp.                                    3,447         338,185
                                                                     -----------
                                                                       1,591,888
WHOLESALE 0.9%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                  9,900         380,457
Avnet, Inc. *                                              2,030          80,469
W.W. Grainger, Inc.                                        5,700         530,385
                                                                     -----------
                                                                         991,311
                                                                     -----------
TOTAL COMMON STOCK
(COST $99,336,121)                                                   113,152,616

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $118,049 (fully collateralized by United
   States Treasury Note with a value of
   $125,518.)                                              118,000       118,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $118,000)                                                          118,000


END OF INVESTMENTS.

At 06/30/07, the tax basis cost of the fund's investments was $99,620,248, and the unrealized appreciation and depreciation were $14,300,748 and ($650,380), respectively, with a net unrealized appreciation of $13,650,368.

*  Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                       ($)            ($)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                                   5,810,950     7,029,387
  0.5%   SHORT-TERM INVESTMENT                             37,000        37,000
--------------------------------------------------------------------------------
100.3%   TOTAL INVESTMENTS                              5,847,950     7,066,387
(0.3)%   OTHER ASSETS AND
         LIABILITIES                                                    (20,728)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   7,045,659

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 99.8% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 0.4%
--------------------------------------------------------------------------------
Corn Products International, Inc.                             230         10,454
Tyson Foods, Inc., Class A                                    900         20,736
                                                                       ---------
                                                                          31,190
AUTOS 0.8%
--------------------------------------------------------------------------------
PACCAR, Inc.                                                  500         43,520
TRW Automotive Holdings Corp. *                               300         11,049
                                                                       ---------
                                                                          54,569
BANKS & CREDIT INSTITUTIONS 8.2%
--------------------------------------------------------------------------------
Bank of America Corp.                                       5,900        288,451
Comerica, Inc.                                                650         38,655
Deere & Co.                                                   900        108,666
Wachovia Corp.                                              1,200         61,500
Wells Fargo & Co.                                           2,200         77,374
                                                                       ---------
                                                                         574,646
BASIC MINERALS & METALS 2.0%
--------------------------------------------------------------------------------
Alcoa, Inc.                                                   100          4,053
Commercial Metals Co.                                         150          5,065
Freeport-McMoRan Copper & Gold, Inc., Class B                 290         24,018
Reliance Steel & Aluminum Co.                                 300         16,878
Steel Dynamics, Inc.                                          600         25,146
United States Steel Corp.                                     600         65,250
                                                                       ---------
                                                                         140,410
BEER, LIQUOR, & TOBACCO 1.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                            980         68,737
Loews Corp. - Carolina Group                                  400         30,908
                                                                       ---------
                                                                          99,645
BIOTECHNOLOGY 0.5%
--------------------------------------------------------------------------------
Biogen Idec, Inc. *                                           700         37,450

CHEMICALS & RUBBER 2.0%
--------------------------------------------------------------------------------
Celanese Corp., Series A                                      280         10,859
FMC Corp.                                                     216         19,308
Lyondell Chemical Co.                                       1,000         37,120
The Dow Chemical Co.                                        1,600         70,752
                                                                       ---------
                                                                         138,039
COMMERCIAL AIRCRAFT & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Goodrich Corp.                                                200         11,912

COMMUNICATIONS UTILITIES 8.4%
--------------------------------------------------------------------------------
AT&T Corp.                                                  7,600        315,400
CenturyTel, Inc.                                              390         19,129
Embarq Corp.                                                  700         44,359
Verizon Communications, Inc.                                5,100        209,967
                                                                       ---------
                                                                         588,855
CONSTRUCTION & HOMEBUILDING 0.1%
--------------------------------------------------------------------------------
Quanta Services, Inc. *                                       300          9,201

CONSTRUCTION MATERIALS 0.4%
--------------------------------------------------------------------------------
The Mosaic Co. *                                              800         31,216

CONSUMER DURABLES 0.3%
--------------------------------------------------------------------------------
Whirlpool Corp.                                               200         22,240

DRUGS & PHARMACEUTICALS 5.5%
--------------------------------------------------------------------------------
Johnson & Johnson                                           1,200         73,944
King Pharmaceuticals, Inc. *                                1,100         22,506
Merck & Co., Inc.                                             340         16,932
Pfizer, Inc.                                               10,600        271,042
                                                                       ---------
                                                                         384,424
ELECTRIC UTILITIES 5.2%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                          600         23,310
American Electric Power Co., Inc.                           1,500         67,560
Edison International                                        1,100         61,732
FPL Group, Inc.                                             1,400         79,436
Northeast Utilities                                           600         17,016
Pepco Holdings, Inc.                                          700         19,740
PG&E Corp.                                                  1,300         58,890
Reliant Energy, Inc. *                                        200          5,390
Xcel Energy, Inc.                                           1,700         34,799
                                                                       ---------
                                                                         367,873
FINANCIAL INVESTMENTS 0.9%
--------------------------------------------------------------------------------
CIT Group, Inc.                                               900         49,347
United Rentals, Inc. *                                        400         13,016
                                                                       ---------
                                                                          62,363
FOREST PRODUCTS & PAPER 0.9%
--------------------------------------------------------------------------------
International Paper Co.                                     1,690         65,994

FURNITURE & HOUSEHOLD ITEMS 1.4%
--------------------------------------------------------------------------------
Hasbro, Inc.                                                  760         23,872
The Procter & Gamble Co.                                    1,200         73,428
                                                                       ---------
                                                                          97,300
HEALTH CARE & HOSPITAL 0.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                                   400         19,760
Health Net, Inc. *                                            300         15,840
                                                                       ---------
                                                                          35,600

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
INFORMATION & SERVICES 1.7%
--------------------------------------------------------------------------------
Convergys Corp. *                                             700         16,968
Expedia, Inc. *                                               700         20,503
Hewitt Associates, Inc., Class A *                            100          3,200
IAC/InterActiveCorp *                                         520         17,997
Manpower, Inc.                                                300         27,672
Service Corp. International                                 1,400         17,892
The Shaw Group, Inc. *                                        390         18,053
                                                                       ---------
                                                                         122,285
INSTRUMENTS 1.1%
--------------------------------------------------------------------------------
Honeywell International, Inc.                                 400         22,512
Teleflex, Inc.                                                230         18,809
Thermo Fisher Scientific, Inc. *                              600         31,032
Tyco International Ltd. *                                     250          8,448
                                                                       ---------
                                                                          80,801
INSURANCE 10.0%
--------------------------------------------------------------------------------
Alleghany Corp. *                                             132         53,658
American Financial Group, Inc.                                340         11,611
American International Group, Inc.                          1,300         91,039
CNA Financial Corp.                                           300         14,307
Loews Corp.                                                 1,800         91,764
Prudential Financial, Inc.                                    990         96,258
Radian Group, Inc.                                            320         17,280
The Allstate Corp.                                          1,900        116,869
The Hartford Financial Services Group, Inc.                 1,000         98,510
The Travelers Cos., Inc.                                    2,100        112,350
                                                                       ---------
                                                                         703,646
INTEGRATED OIL COMPANIES 12.2%
--------------------------------------------------------------------------------
Chevron Corp.                                               2,110        177,746
ConocoPhillips                                              3,000        235,500
Exxon Mobil Corp.                                           2,900        243,252
Hess Corp.                                                  1,000         58,960
Marathon Oil Corp.                                          2,400        143,904
                                                                       ---------
                                                                         859,362
IT HARDWARE 0.6%
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                             200         19,478
Novellus Systems, Inc. *                                      380         10,781
Vishay Intertechnology, Inc. *                                700         11,074
                                                                       ---------
                                                                          41,333
LAND & WATER TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Csx Corp.                                                     800         36,064
Overseas Shipholding Group, Inc.                              200         16,280
Ryder System, Inc.                                            300         16,140
Union Pacific Corp.                                           433         49,860
                                                                       ---------
                                                                         118,344
METAL PRODUCTS & MACHINERY 5.0%
--------------------------------------------------------------------------------
Agco Corp. *                                                  260         11,287
Cummins, Inc.                                                 376         38,055
Energizer Holdings, Inc. *                                    200         19,920
General Electric Co.                                        5,980        228,914
SPX Corp.                                                     270         23,709
Terex Corp. *                                                 400         32,520
                                                                       ---------
                                                                         354,405
MISCELLANEOUS FINANCE 10.3%
--------------------------------------------------------------------------------
Citigroup, Inc.                                             3,200        164,128
JPMorgan Chase & Co.                                        5,200        251,940
Merrill Lynch & Co., Inc.                                   1,600        133,728
Morgan Stanley                                              1,300        109,044
The Goldman Sachs Group, Inc.                                 300         65,025
                                                                       ---------
                                                                         723,865
OIL & COAL RESOURCES 3.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                      900         46,791
Apache Corp.                                                1,200         97,908
Chesapeake Energy Corp.                                     1,400         48,440
ONEOK, Inc.                                                   500         25,205
Unit Corp. *                                                   90          5,662
                                                                       ---------
                                                                         224,006
OIL DISTRIBUTION 1.2%
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.                                        660         37,719
Valero Energy Corp.                                           600         44,316
                                                                       ---------
                                                                          82,035
OIL DRILLING & SERVICES 0.8%
--------------------------------------------------------------------------------
Nabors Industries Ltd. *                                      300         10,014
Pride International, Inc. *                                   300         11,238
Rowan Cos., Inc.                                              300         12,294
Tidewater, Inc.                                               300         21,264
                                                                       ---------
                                                                          54,810
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.5%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                           820         36,588

PUBLISHING, BROADCASTING & CINEMA 3.8%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          2,500         83,300
Gannett Co., Inc.                                           1,000         54,950
Time Warner, Inc.                                           6,200        130,448
                                                                       ---------
                                                                         268,698
RESTAURANTS, HOTELS & THEATERS 2.2%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                                4            170
McDonald's Corp.                                            3,000        152,280
                                                                       ---------
                                                                         152,450
RETAIL 2.9%
--------------------------------------------------------------------------------
Dillard's, Inc., Class A                                      300         10,779
RadioShack Corp.                                              210          6,959
Safeway, Inc.                                               1,700         57,851
Sears Holdings Corp. *                                        400         67,800
The Kroger Co.                                              2,161         60,789
                                                                       ---------
                                                                         204,178
SOFTWARE 3.0%
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. *                                500         10,980
Computer Sciences Corp. *                                     690         40,814
Electronic Data Systems Corp.                               1,500         41,595
First American Corp.                                          400         19,800
International Business Machines Corp.                         600         63,150
Symantec Corp. *                                            1,000         20,200

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
Synopsys, Inc. *                                              610         16,122
                                                                       ---------
                                                                         212,661
WHOLESALE 0.5%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                     550         21,137
Avnet, Inc. *                                                 400         15,856
                                                                       ---------
                                                                          36,993
TOTAL COMMON STOCK
(COST $5,810,950)                                                      7,029,387
                                                                       ---------

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

REPURCHASE AGREEMENT 0.5%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $37,015 (fully collateralized by Federal Home
   Loan Mortgage Corp. with a value of $41,857).           37,000         37,000
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $37,000)                                                            37,000
                                                                       ---------

END OF INVESTMENTS.

At 06/30/07 the tax basis cost of the fund's investments was $5,863,746 and the unrealized appreciation and depreciation were $1,225,087 and (22,446), respectively, with a net unrealized appreciation of $1,202,641.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)




The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                   COST                VALUE
HOLDINGS BY CATEGORY                               ($)                  ($)
--------------------------------------------------------------------------------
 99.6%   COMMON STOCK                           66,242,563           78,467,930
   --%   SHORT-TERM INVESTMENT                      36,000               36,000
--------------------------------------------------------------------------------
 99.6%   TOTAL INVESTMENTS                      66,278,563           78,503,930
         COLLATERAL FOR
  7.0%   SECURITIES ON LOAN                      5,499,128            5,499,128
 (6.6)%  OTHER ASSETS AND LIABILITIES                                (5,177,437)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  78,825,621


                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
COMMON STOCK 99.6% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.2%
--------------------------------------------------------------------------------
Kellogg Co.                                                 3,900        201,981
PepsiCo, Inc.                                              13,100        849,535
The Coca-Cola Co.                                          11,500        601,565
Wm. Wrigley Jr. Co. (a)                                     1,700         94,027
                                                                       ---------
                                                                       1,747,108
AUTOS 0.7%
--------------------------------------------------------------------------------
Autoliv, Inc.                                                 483         27,468
Oshkosh Truck Corp.                                         2,000        125,840
PACCAR, Inc.                                                4,600        400,384
                                                                       ---------
                                                                         553,692
BANKS & CREDIT INSTITUTIONS 2.4%
--------------------------------------------------------------------------------
American Express Co.                                        8,200        501,676
Bank of America Corp.                                         400         19,556
Deere & Co.                                                   800         96,592
Freddie Mac                                                 2,500        151,750
Harley-Davidson, Inc.                                       2,200        131,142
Mellon Financial Corp.                                      6,300        277,200
Northern Trust Corp.                                        3,900        250,536
State Street Corp.                                          2,300        157,320
Synovus Financial Corp.                                     4,700        144,290
The First Marblehead Corp. (a)                              1,100         42,504
Wachovia Corp.                                              3,000        153,750
                                                                       ---------
                                                                       1,926,316
BASIC MINERALS & METALS 2.4%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                    3,200        119,584
Alcoa, Inc.                                                 6,900        279,657
Allegheny Technologies, Inc.                                2,000        209,760
Carpenter Technology Corp. (a)                                900        117,279
Chaparral Steel Co.                                           710         51,028
Freeport-McMoRan Copper & Gold, Inc., Class B               2,300        190,486
General Cable Corp. *                                       1,500        113,625
Harsco Corp.                                                2,700        140,400
Newmont Mining Corp.                                        2,200         85,932
Precision Castparts Corp.                                   2,700        327,672
Southern Copper Corp. (a)                                   1,600        150,816
Steel Dynamics, Inc.                                        1,200         50,292
Titanium Metals Corp. (a)*                                  2,800         89,320
                                                                       ---------
                                                                       1,925,851
BEER, LIQUOR, & TOBACCO 1.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         11,200        785,568
Anheuser-Busch Cos., Inc.                                   3,600        187,776
UST, Inc.                                                      10            537
                                                                       ---------
                                                                         973,881
BIOTECHNOLOGY 2.0%
--------------------------------------------------------------------------------
Amgen, Inc. *                                               6,100        337,269
Celgene Corp. *                                             7,200        412,776
Genentech, Inc. *                                           3,400        257,244
Gilead Sciences, Inc. *                                    14,660        568,368
                                                                       ---------
                                                                       1,575,657
CELLULAR & WIRELESS 0.7%
--------------------------------------------------------------------------------
Leap Wireless International, Inc. *                           800         67,600
NII Holdings, Inc. *                                        3,200        258,368
Sprint Nextel Corp.                                         5,100        105,621
U.S. Cellular Corp. *                                       1,000         90,600
                                                                       ---------
                                                                         522,189
CHEMICALS & RUBBER 3.0%
--------------------------------------------------------------------------------
Albemarle Corp.                                             2,600        100,178
Cabot Corp.                                                 1,000         47,680
Celanese Corp., Series A                                    2,090         81,050
Du Pont De Nemours                                          5,400        274,536
International Flavors & Fragrances, Inc.                    2,300        119,922
Monsanto Co.                                                9,800        661,892
Nalco Holding Co. (a)                                       4,200        115,290
PPG Industries, Inc.                                        1,200         91,332
Praxair, Inc.                                               6,000        431,940
Rohm & Haas Co.                                               400         21,872
Sigma-Aldrich Corp. (a)                                     2,200         93,874
The Goodyear Tire & Rubber Co. (a)*                         4,800        166,848
The Scotts Miracle-Gro Co., Class A (a)                       200          8,588
The Sherwin-Williams Co.                                    2,000        132,940
                                                                       ---------
                                                                       2,347,942
COMMERCIAL AIRCRAFT & COMPONENTS 1.4%
--------------------------------------------------------------------------------
BE Aerospace, Inc. *                                        2,800        115,640
Goodrich Corp.                                              2,260        134,605
Rockwell Collins, Inc. (a)                                  3,400        240,176
The Boeing Co.                                              6,100        586,576
                                                                       ---------
                                                                       1,076,997

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
COMMUNICATIONS UTILITIES 3.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                             3,200        134,400
Comcast Corp., Class A *                                   22,350        628,482
EchoStar Communications Corp., Class A *                    1,580         68,525
Google, Inc., Class A *                                     1,929      1,009,600
The DIRECTV Group, Inc. *                                  16,500        381,315
Yahoo!, Inc. *                                             10,900        295,717
                                                                       ---------
                                                                       2,518,039
CONSTRUCTION & HOMEBUILDING 0.2%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc. (a)*                         2,270        130,548
Quanta Services, Inc. *                                     1,900         58,273
                                                                       ---------
                                                                         188,821
CONSTRUCTION MATERIALS 0.7%
--------------------------------------------------------------------------------
Martin Marietta Materials, Inc. (a)                         1,100        178,222
Owens-Illinois, Inc. *                                      4,600        161,000
Vulcan Materials Co. (a)                                    1,900        217,626
                                                                       ---------
                                                                         556,848
DRUGS & PHARMACEUTICALS 6.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                        11,600        621,180
Allergan, Inc.                                              2,400        138,336
Bristol-Myers Squibb Co.                                   14,896        470,118
Cephalon, Inc. (a)*                                         1,547        124,363
Eli Lilly and Co.                                           5,800        324,104
Forest Laboratories, Inc. *                                 2,300        104,995
Genzyme Corp. *                                             1,800        115,920
Johnson & Johnson                                          11,667        718,921
Merck & Co., Inc.                                          11,630        579,174
Schering-Plough Corp.                                      26,100        794,484
Wyeth                                                      13,800        791,292
                                                                       ---------
                                                                       4,782,887
ELECTRIC UTILITIES 1.2%
--------------------------------------------------------------------------------
Constellation Energy Group                                  1,600        139,472
Exelon Corp.                                                9,600        696,960
PG&E Corp.                                                    600         27,180
The AES Corp. *                                             3,500         76,580
                                                                       ---------
                                                                         940,192
FINANCIAL INVESTMENTS 0.1%
--------------------------------------------------------------------------------
Trinity Industries, Inc. (a)                                2,600        113,204

FOREST PRODUCTS & PAPER 1.0%
--------------------------------------------------------------------------------
3M Co.                                                      5,000        433,950
Kimberly-Clark Corp.                                        2,000        133,780
Mohawk Industries, Inc. (a)*                                  800         80,632
Packaging Corp. of America                                  3,100         78,461
Sealed Air Corp. (a)                                          900         27,918
                                                                       ---------
                                                                         754,741
FREIGHT SERVICES 0.3%
--------------------------------------------------------------------------------
FedEx Corp.                                                 2,450        271,876

FURNITURE & HOUSEHOLD ITEMS 1.4%
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                         1,600         74,416
Ethan Allen Interiors, Inc. (a)                               200          6,850
Hillenbrand Industries, Inc.                                  400         26,000
International Game Technology                               2,400         95,280
Johnson Controls, Inc. (a)                                  2,200        254,694
Pactiv Corp. (a)*                                             298          9,503
The Procter & Gamble Co.                                    9,300        569,067
Steelcase Inc., Class A (a)                                 2,260         41,810
                                                                       ---------
                                                                       1,077,620
GAS & OTHER PUBLIC UTILITIES 0.3%
--------------------------------------------------------------------------------
Waste Management, Inc.                                      3,200        124,960
Williams Cos., Inc.                                         3,300        104,346
                                                                       ---------
                                                                         229,306
GOVERNMENT AIRCRAFT & DEFENSE 1.5%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. (a)*                                500         49,575
Lockheed Martin Corp.                                       5,950        560,073
Northrop Grumman Corp.                                      1,200         93,444
Raytheon Co.                                                4,600        247,894
Textron, Inc.                                               2,300        253,253
                                                                       ---------
                                                                       1,204,239
HEALTH CARE & HOSPITAL 1.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                                 5,300        261,820
Health Net, Inc. *                                          2,400        126,720
Humana, Inc. *                                              3,400        207,094
Laboratory Corp. of America Holdings (a)*                   2,500        195,650
Manor Care, Inc.                                            2,100        137,109
UnitedHealth Group, Inc.                                   10,000        511,400
Universal Health Services, Inc., Class B                      490         30,135
                                                                       ---------
                                                                       1,469,928
INFORMATION & SERVICES 1.6%
--------------------------------------------------------------------------------
Ceridian Corp. *                                            3,800        133,000
Charles River Laboratories International,
    Inc. (a)*                                                 800         41,296
Convergys Corp. *                                             200          4,848
Corrections Corp. of America (a)*                           1,800        113,598
Expedia, Inc. (a)*                                          3,100         90,799
Hewitt Associates, Inc., Class A *                            180          5,760
IAC/InterActiveCorp (a)*                                    2,700         93,447
ITT Educational Services, Inc. *                            1,400        164,332
Manpower, Inc.                                              1,800        166,032
Moody's Corp. (a)                                           1,670        103,874
Paychex, Inc.                                               2,400         93,888
The Brink's Co.                                             1,400         86,646
The Dun & Bradstreet Corp.                                  1,400        144,172
Total System Services, Inc. (a)                             2,400         70,824
URS Corp. (a)*                                                200          9,710
                                                                       ---------
                                                                       1,322,226
INSTRUMENTS 5.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                3,000        115,320
AMETEK, Inc. (a)                                            3,300        130,944
Baxter International, Inc.                                 10,600        597,204
Beckman Coulter, Inc. (a)                                   1,760        113,837
Becton, Dickinson & Co.                                     1,900        141,550
Boston Scientific Corp. (a)*                                8,300        127,322
Cytyc Corp. *                                               3,130        134,934
Dade Behring Holdings, Inc.                                 2,500        132,800

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
Danaher Corp.                                               1,750        132,125
Edwards Lifesciences Corp. (a)*                             2,000         98,680
Honeywell International, Inc.                               7,200        405,216
Medtronic, Inc.                                             9,300        482,298
Mettler-Toledo International, Inc. *                        1,400        133,714
PerkinElmer, Inc.                                           1,100         28,666
St. Jude Medical, Inc. *                                    2,300         95,427
Stryker Corp.                                               5,700        359,613
Thermo Fisher Scientific, Inc. *                            1,400         72,408
Trimble Navigation Ltd. (a)*                                3,900        125,580
Waters Corp. *                                              2,200        130,592
Zimmer Holdings, Inc. *                                     4,700        398,983
                                                                       ---------
                                                                       3,957,213
INSURANCE 2.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                      600         37,512
AFLAC, Inc. (a)                                             3,390        174,246
Ambac Financiall Group, Inc.                                  900         78,471
American International Group, Inc.                          7,270        509,118
CNA Financial Corp. (a)                                     1,500         71,535
Hanover Insurance Group, Inc.                                 200          9,758
HCC Insurance Holdings, Inc.                                2,300         76,843
Markel Corp. (a)*                                             200         96,912
Prudential Financial, Inc.                                  1,460        141,956
Radian Group, Inc. (a)                                        100          5,400
Transatlantic Holdings, Inc. (a)                              375         26,674
WellCare Health Plans, Inc. (a)*                            1,200        108,612
WellPoint, Inc. *                                           5,500        439,065
                                                                       ---------
                                                                       1,776,102
INTEGRATED OIL COMPANIES 1.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                          14,300      1,199,484

IT HARDWARE 8.6%
--------------------------------------------------------------------------------
Amphenol Corp., Class A                                     4,000        142,600
Applied Materials, Inc. (a)                                24,900        494,763
Avocent Corp. (a)*                                             15            435
Avx Corp. (a)                                                 300          5,022
Broadcom Corp., Class A *                                   2,900         84,825
Cisco Systems, Inc. *                                      80,900      2,253,065
Corning, Inc. *                                            11,400        291,270
Cypress Semiconductor Corp. (a)*                            4,990        116,217
Harris Corp.                                                2,810        153,286
Integrated Device Technology, Inc. *                        3,400         51,918
Intel Corp.                                                44,700      1,062,072
Intersil Corp., Class A                                     2,300         72,358
KLA-Tencor Corp.                                            3,300        181,335
Lam Research Corp. *                                        2,693        138,420
MEMC Electronic Materials, Inc. *                           3,200        195,584
Motorola, Inc.                                             13,940        246,738
Novellus Systems, Inc. (a)*                                 1,980         56,173
NVIDIA Corp. *                                              6,516        269,176
QUALCOMM, Inc.                                             12,800        555,392
Texas Instruments, Inc.                                    11,300        425,219
Vishay Intertechnology, Inc. *                                610          9,650
                                                                       ---------
                                                                       6,805,518
LAND & WATER TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          6,300        536,382
Csx Corp.                                                   4,500        202,860
J.B. Hunt Transport Services, Inc. (a)                      3,613        105,933
Kansas City Southern (a)*                                   1,140         42,796
Norfolk Southern Corp.                                      1,700         89,369
Ryder System, Inc. (a)                                        670         36,046
Union Pacific Corp.                                         2,700        310,905
United Parcel Service, Inc., Class B                        5,100        372,300
                                                                       ---------
                                                                       1,696,591
MAINFRAME & MINICOMPUTERS 2.3%
--------------------------------------------------------------------------------
Apple, Inc. *                                              10,400      1,269,216
Dell, Inc. *                                               18,200        519,610
                                                                       ---------
                                                                       1,788,826
METAL PRODUCTS & MACHINERY 5.2%
--------------------------------------------------------------------------------
Agco Corp. (a)*                                             2,510        108,959
American  Standard Companies, Inc.                          3,600        212,328
Ball Corp.                                                  2,430        129,203
Caterpillar, Inc.                                           5,000        391,500
Cummins, Inc.                                               2,000        202,420
Dover Corp.                                                 1,160         59,334
Emerson Electric Co.                                       12,040        563,472
Energizer Holdings, Inc. *                                  1,360        135,456
Flowserve Corp.                                               200         14,320
Gardner Denver, Inc. *                                      1,900         80,845
General Electric Co.                                        8,400        321,552
Illinois Tool Works, Inc.                                   3,990        216,218
Lincoln Electric Holdings, Inc.                             1,590        118,042
Pall Corp.                                                    900         41,391
Parker Hannifin Corp. (a)                                   1,500        146,865
Rockwell Automation, Inc.                                   3,400        236,096
Snap-On, Inc.                                                 200         10,102
Terex Corp. *                                               2,100        170,730
The Manitowoc Co., Inc.                                     2,000        160,760
The Stanley Works (a)                                       1,900        115,330
The Timken Co.                                                107          3,864
Toro Co. (a)                                                1,700        100,113
United Technologies Corp.                                   6,900        489,417
Varian Semiconductor Equipment Associates, Inc. *           2,700        108,162
                                                                       ---------
                                                                       4,136,479
MISCELLANEOUS FINANCE 3.8%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                            200         16,910
Affiliated Managers Group, Inc. (a)*                          400         51,504
Ameriprise Financial, Inc.                                  3,600        228,852
Chicago Mercantile Exchange Holdings, Inc.,
   Class A (a)                                                300        160,308
Eaton Vance Corp.                                           3,400        150,212
Franklin Resources, Inc.                                    3,200        423,904

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
IntercontinentalExchange, Inc. (a)*                         1,400        206,990
Merrill Lynch & Co., Inc.                                   3,300        275,814
Morgan Stanley                                              2,600        218,088
Principal Financial Group, Inc.                             1,300         75,777
SEI Investments Co.                                         3,800        110,352
T. Rowe Price Group, Inc.                                   5,200        269,828
The Goldman Sachs Group, Inc.                               3,600        780,300
                                                                       ---------
                                                                       2,968,839
OIL & COAL RESOURCES 1.0%
--------------------------------------------------------------------------------
Apache Corp.                                                  120          9,791
Equitable Resources, Inc.                                   2,700        133,812
Plains Exploration & Production Co. *                         500         23,905
Range Resources Corp.                                       2,610         97,640
Unit Corp. (a)*                                             1,800        113,238
XTO Energy, Inc.                                            7,147        429,535
                                                                       ---------
                                                                         807,921
OIL DISTRIBUTION 0.5%
--------------------------------------------------------------------------------
Frontier Oil Corp.                                          2,300        100,671
Holly Corp.                                                 1,700        126,123
Tesoro Petroleum Corp. (a)                                  2,200        125,730
                                                                       ---------
                                                                         352,524
OIL DRILLING & SERVICES 3.9%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                          2,200        185,086
Cameron International Corp. *                               2,400        171,528
Diamond Offshore Drilling, Inc. (a)                         1,650        167,574
ENSCO International, Inc.                                   3,220        196,452
Global Industries Ltd. *                                    3,290         88,238
GlobalSantaFe Corp.                                         4,300        310,675
Grant Prideco, Inc. (a)*                                    2,900        156,107
Halliburton Co.                                             7,000        241,500
Helmerich & Payne, Inc. (a)                                 3,500        123,970
National-Oilwell Varco, Inc. (a)*                           3,500        364,840
Noble Corp.                                                 2,600        253,552
Oceaneering International, Inc. (a)*                        2,200        115,808
Pride International, Inc. (a)*                              3,530        132,234
Rowan Cos., Inc.                                            2,580        105,728
Smith International, Inc. (a)                               4,700        275,608
Superior Energy Services, Inc. (a)*                         2,830        112,974
Tidewater, Inc. (a)                                         1,300         92,144
                                                                       ---------
                                                                       3,094,018
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.9%
--------------------------------------------------------------------------------
Diebold, Inc. (a)                                           2,000        104,400
EMC Corp. *                                                19,360        350,416
Hewlett-Packard Co.                                        21,700        968,254
NCR Corp. *                                                 1,700         89,318
                                                                       ---------
                                                                       1,512,388
PUBLISHING, BROADCASTING & CINEMA 2.6%
--------------------------------------------------------------------------------
Citadel Broadcasting Corp. (a)                              1,050          6,773
Discovery Holding Co. *                                     2,177         50,049
Meredith Corp.                                              1,030         63,448
News Corp., Class A                                        22,154        469,886
Omnicom Group, Inc.                                         6,600        349,272
The McGraw-Hill Cos., Inc.                                  6,600        449,328
The Walt Disney Co.                                         9,700        331,158
Time Warner, Inc.                                           5,940        124,978
Viacom, Inc., Class B *                                     4,400        183,172
                                                                       ---------
                                                                       2,028,064
REAL ESTATE DEVELOPMENT 0.2%
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                    1,200        136,200

REAL ESTATE INVESTMENT TRUSTS 0.0%
--------------------------------------------------------------------------------
Douglas Emmett, Inc. (a)                                      200          4,948

RESTAURANTS, HOTELS & THEATERS 1.4%
--------------------------------------------------------------------------------
Brinker International, Inc.                                 3,600        105,372
Burger King Holdings, Inc. (a)                              2,300         60,582
CBRL Group, Inc. (a)                                          800         33,984
Hilton Hotels Corp.                                         2,800         93,716
MGM MIRAGE (a)*                                             2,600        214,448
Regal Entertainment Group, Class A (a)                      2,425         53,180
Starbucks Corp. *                                           6,000        157,440
YUM! Brands, Inc.                                          10,600        346,832
                                                                       ---------
                                                                       1,065,554
RETAIL 8.7%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A (a)                        1,800        131,364
Amazon.com, Inc. (a)*                                       6,000        410,460
American Eagle Outfitters, Inc.                             2,570         65,946
AutoZone, Inc. *                                            1,100        150,282
Best Buy Co., Inc.                                          2,700        126,009
Costco Wholesale Corp.                                      2,400        140,448
CVS/Caremark Corp.                                         22,300        812,835
Dick's Sporting Goods, Inc. (a)*                            1,490         86,673
Dollar Tree Stores, Inc. *                                    170          7,404
eBay, Inc. *                                                8,000        257,440
Family Dollar Stores, Inc. (a)                              3,000        102,960
GameStop Corp., Class A *                                   3,550        138,805
J.C. Penney Co., Inc.                                       1,700        123,046
Kohl's Corp. *                                              6,200        440,386
Lowe's Cos., Inc.                                          12,200        374,418
Medco Health Solutions, Inc. *                              3,400        265,166
Nordstrom, Inc.                                             4,700        240,264
RadioShack Corp. (a)                                        3,457        114,565
Staples, Inc.                                               5,400        128,142
Target Corp.                                               12,600        801,360
The Home Depot, Inc.                                       13,700        539,095
The Kroger Co.                                              3,200         90,016
The Men's Wearhouse, Inc.                                   1,400         71,498
The TJX Cos., Inc.                                          8,900        244,750
Wal-Mart Stores, Inc.                                      13,300        639,863
Walgreen Co.                                                7,300        317,842
                                                                       ---------
                                                                       6,821,037
SOAPS & COSMETICS 1.0%
--------------------------------------------------------------------------------
Avon Products, Inc.                                         3,300        121,275
Church & Dwight Co., Inc. (a)                               2,100        101,766
Colgate-Palmolive Co.                                       5,341        346,364
Ecolab, Inc.                                                2,469        105,426

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES           ($)
The Estee Lauder Cos., Inc., Class A                        2,900        131,979
                                                                      ----------
                                                                         806,810
SOFTWARE 9.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                       3,900        156,585
Automatic Data Processing, Inc.                             3,700        179,339
BMC Software, Inc. *                                        4,600        139,380
Broadridge Financial Solutions, Inc. (a)                      925         17,686
Cadence Design Systems, Inc. *                              6,300        138,348
Cerner Corp. (a)*                                           2,100        116,487
Electronic Arts, Inc. *                                     2,300        108,836
Electronic Data Systems Corp.                               6,088        168,820
F5 Networks, Inc. *                                         1,330        107,198
FactSet Research Systems, Inc. (a)                          1,500        102,525
Fair Isaac Corp.                                              200          8,024
Fiserv, Inc. *                                              2,000        113,600
Hlth Corp. (a)*                                             7,500        105,075
International Business Machines Corp.                      18,200      1,915,550
Intuit, Inc. (a)*                                           7,200        216,576
McAfee, Inc. *                                              4,100        144,320
Microsoft Corp.                                            85,300      2,513,791
Oracle Corp. *                                             50,610        997,523
Synopsys, Inc. (a)*                                           150          3,965
                                                                      ----------
                                                                       7,253,628
TEXTILES & APPAREL 1.5%
--------------------------------------------------------------------------------
Coach, Inc. *                                               7,670        363,481
Crocs, Inc. *                                               2,600        111,878
Nike, Inc., Class B                                         7,200        419,688
Phillips-Van Heusen Corp.                                   1,800        109,026
Polo Ralph Lauren Corp. (a)                                 1,400        137,354
                                                                      ----------
                                                                       1,141,427
WHOLESALE 1.3%
--------------------------------------------------------------------------------
Airgas, Inc.                                                2,200        105,380
Arrow Electronics, Inc. *                                   2,400         92,232
Avnet, Inc. *                                               2,630        104,253
Cardinal Health, Inc.                                       2,900        204,856
Express Scripts, Inc. *                                     4,800        240,048
Sysco Corp. (a)                                             4,500        148,455
W.W. Grainger, Inc.                                         1,500        139,575
                                                                      ----------
                                                                       1,034,799
                                                                      ----------
TOTAL COMMON STOCK
(COST $66,242,563)                                                    78,467,930
                                                                      ----------



SECURITY                                                   FACE AMOUNT
         RATE, MATURITY DATE                                   ($)
SHORT-TERM INVESTMENT 0.0% OF NET ASSETS

REPURCHASE AGREEMENTS 0.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $36,015 (fully collateralized by Federal
   National Mortgage Association with a value of
   $39,480.)                                               36,000        36,000
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $36,000)                                                           36,000
                                                                       ---------



END OF INVESTMENTS.

At 06/30/07 the tax basis cost of the fund's investments was $66,699,321 and the unrealized appreciation and depreciation were $12,270,924 and ($466,315), respectively, with a net unrealized appreciation of $11,804,609.


                                                           NUMBER OF     VALUE
SECURITY                                                    SHARES        ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.0% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                                 5,499,128   5,499,128



END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.


                                                     COST             VALUE
HOLDINGS BY CATEGORY                                  ($)              ($)
--------------------------------------------------------------------------------
 94.8 %  COMMON STOCK                             17,019,388       19,713,295
  5.2 %  SHORT-TERM INVESTMENT                     1,087,947        1,087,947
--------------------------------------------------------------------------------
100.0 %  TOTAL INVESTMENTS                        18,107,335       20,801,242
(94.4)%  SHORT SALES                             (19,585,735)     (19,635,414)
 94.2 %  DEPOSITS WITH BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                    19,605,790       19,605,790
  0.2 %  OTHER ASSETS AND
         LIABILITIES                                                   33,781
--------------------------------------------------------------------------------
100.0%     NET ASSETS                                              20,805,399



                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES         ($)
COMMON STOCK (a) 94.8% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.6%
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                 5,945        142,680
ConAgra Foods, Inc.                                         7,350        197,421
Kellogg Co.                                                 4,020        208,196
                                                                       ---------
                                                                         548,297
BANKS & CREDIT INSTITUTIONS 4.2%
--------------------------------------------------------------------------------
Bank of America Corp.                                      12,400        606,236
Comerica, Inc.                                              3,400        202,198
Regions Financial Corp.                                     1,800         59,580
                                                                       ---------
                                                                         868,014
BASIC MINERALS & METALS 1.0%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                2,000        209,760

BIOTECHNOLOGY 2.1%
--------------------------------------------------------------------------------
Celgene Corp. *                                             6,400        366,912
Gilead Sciences, Inc. *                                     1,936         75,059
                                                                       ---------
                                                                         441,971
CELLULAR & WIRELESS 1.7%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                        4,470        360,908

CHEMICALS & RUBBER 1.9%
--------------------------------------------------------------------------------
Monsanto Co.                                                1,470         99,284
The Sherwin-Williams Co.                                    4,500        299,115
                                                                       ---------
                                                                         398,399
COMMERCIAL AIRCRAFT & COMPONENTS 1.1%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                   1,840        223,302

COMMUNICATIONS UTILITIES 3.3%
--------------------------------------------------------------------------------
AT&T Corp.                                                 16,290        676,035
The DIRECTV Group, Inc. *                                     700         16,177
                                                                       ---------
                                                                         692,212
CONSTRUCTION & HOMEBUILDING 0.7%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc. *                            2,500        143,775

CONSUMER DURABLES 0.7%
--------------------------------------------------------------------------------
Whirlpool Corp.                                             1,370        152,344

DRUGS & PHARMACEUTICALS 2.8%
--------------------------------------------------------------------------------
Pfizer, Inc.                                               22,598        577,831

ELECTRIC UTILITIES 2.8%
--------------------------------------------------------------------------------
PG&E Corp.                                                 12,100        548,130
Reliant Energy, Inc. *                                      1,045         28,163
                                                                       ---------
                                                                         576,293
FOREST PRODUCTS & PAPER 1.5%
--------------------------------------------------------------------------------
International Paper Co.                                     7,920        309,276

HEALTH CARE & HOSPITAL 1.0%
--------------------------------------------------------------------------------
Health Net, Inc. *                                            200         10,560
Humana, Inc. *                                              3,400        207,094
                                                                       ---------
                                                                         217,654
INFORMATION & SERVICES 3.0%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                     7,530        322,962
IAC/InterActiveCorp *                                       3,892        134,702
Manpower, Inc.                                              1,800        166,032
                                                                       ---------
                                                                         623,696
INSTRUMENTS 5.3%
--------------------------------------------------------------------------------
Baxter International, Inc.                                  4,410        248,459
Honeywell International, Inc.                              11,800        664,104
Thermo Fisher Scientific, Inc. *                            1,270         65,684
Waters Corp. *                                              2,207        131,008
                                                                       ---------
                                                                       1,109,255
INSURANCE 10.2%
--------------------------------------------------------------------------------
ACE Ltd.                                                   10,200        637,704
Ambac Financiall Group, Inc.                                2,200        191,818
Everest Re Group Ltd.                                       1,800        195,552
Genworth Financial, Inc., Class A                           2,140         73,616
Loews Corp.                                                 7,300        372,154
MetLife, Inc.                                               3,300        212,784
The Allstate Corp.                                          7,000        430,570
XL Capital Ltd., Class A                                      200         16,858
                                                                       ---------
                                                                       2,131,056
INTEGRATED OIL COMPANIES 0.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                           2,000        167,760
Hess Corp.                                                    240         14,150
                                                                       ---------
                                                                         181,910

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                         NUMBER OF       VALUE
SECURITY                                                  SHARES          ($)
IT HARDWARE 6.8%
--------------------------------------------------------------------------------
Amphenol Corp., Class A                                     3,800        135,470
Applied Materials, Inc.                                    12,000        238,440
Flextronics International Ltd. *                           12,400        133,920
Harris Corp.                                                2,710        147,831
Lam Research Corp. *                                        2,863        147,158
MEMC Electronic Materials, Inc. *                           5,600        342,272
NVIDIA Corp. *                                              6,295        260,046
                                                                      ----------
                                                                       1,405,137

LAND & WATER TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
Union Pacific Corp.                                         3,700        426,055

MAINFRAME & MINICOMPUTERS 2.0%
--------------------------------------------------------------------------------
Apple, Inc. *                                               3,387        413,349

METAL PRODUCTS & MACHINERY 2.3%
--------------------------------------------------------------------------------
American Standard Companies, Inc.                           1,200         70,776
Parker Hannifin Corp.                                       3,740        366,183
Terex Corp. *                                                 400         32,520
                                                                      ----------
                                                                         469,479

MISCELLANEOUS FINANCE 5.3%
--------------------------------------------------------------------------------
IntercontinentalExchange, Inc. *                            1,380        204,033
Merrill Lynch & Co., Inc.                                   7,200        601,776
The Goldman Sachs Group, Inc.                               1,330        288,278
                                                                      ----------
                                                                       1,094,087

OIL & COAL RESOURCES 1.7%
--------------------------------------------------------------------------------
XTO Energy, Inc.                                            6,000        360,600

OIL DRILLING & SERVICES 4.4%
--------------------------------------------------------------------------------
Cameron International Corp. *                                 800         57,176
Diamond Offshore Drilling, Inc.                             1,270        128,981
ENSCO International, Inc.                                   3,100        189,131
GlobalSantaFe Corp.                                         3,700        267,325
Noble Corp.                                                 2,700        263,304
                                                                      ----------
                                                                         905,917

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 3.3%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                        10,990        490,374
NCR Corp. *                                                 3,700        194,398
                                                                      ----------
                                                                         684,772

PUBLISHING, BROADCASTING & CINEMA 2.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          8,690        289,551
Gannett Co., Inc.                                           4,270        234,636
                                                                      ----------
                                                                         524,187

RESTAURANTS, HOTELS & THEATERS 0.1%
--------------------------------------------------------------------------------
YUM! Brands, Inc.                                             800         26,176

RETAIL 6.1%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                            2,900        211,642
Amazon.com, Inc. *                                          1,100         75,251
American Eagle Outfitters, Inc.                             1,260         32,332
AutoZone, Inc. *                                            1,900        259,578
CVS/Caremark Corp.                                          5,212        189,977
Nordstrom, Inc.                                             4,240        216,749
The Kroger Co.                                              1,300         36,569
The TJX Cos., Inc.                                          8,996        247,390
                                                                      ----------
                                                                       1,269,488

SOAPS & COSMETICS 0.6%
--------------------------------------------------------------------------------
The Estee Lauder Cos., Inc., Class A                        2,600        118,326

SOFTWARE 9.5%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                               520         25,204
BMC Software, Inc. *                                        8,400        254,520
Cadence Design Systems, Inc. *                              5,953        130,728
Computer Sciences Corp. *                                   3,600        212,940
Electronic Data Systems Corp.                               9,340        258,998
International Business Machines Corp.                       6,150        647,288
Intuit, Inc. *                                              6,450        194,016
Oracle Corp. *                                             13,000        256,230
                                                                      ----------
                                                                       1,979,924

WHOLESALE 1.3%
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                         2,900        269,845
                                                                      ----------
TOTAL COMMON STOCK
(COST $17,019,388)                                                    19,713,295
                                                                      ----------



SECURITY                                                  FACE AMOUNT
         RATE, MATURITY DATE                                  ($)
SHORT-TERM INVESTMENT 5.2% OF NET ASSETS

REPURCHASE AGREEMENT 5.2%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 06/29/07, due
   07/02/07 at 4.30% with a maturity value of
   $1,088,337 (fully collateralized by U.S.
   Treasury Bond with a value of $1,125,405).             1,087,947    1,087,947
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $1,087,947)                                                      1,087,947
                                                                       ---------



END OF INVESTMENTS.

At 06/30/07 the tax basis cost of the fund's investments was $18,194,584 and the unrealized appreciation and depreciation were $2,738,019 and ($131,361), respectively, with a net unrealized appreciation of $2,606,658.

*   Non-income producing security.
(a) All long positions are pledged as collateral for securities sold short.

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued



                                                           NUMBER OF     VALUE
SECURITY                                                    SHARES        ($)
SHORT SALES  94.4% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 5.1%
--------------------------------------------------------------------------------
H.J. Heinz Co.                                              3,400        161,398
PepsiCo, Inc.                                               7,000        453,950
The Hershey Co.                                             1,800         91,116
Wm. Wrigley Jr. Co.                                         6,375        352,601
                                                                      ----------
                                                                       1,059,065
BANKS & CREDIT INSTITUTIONS 6.0%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                      6,800        251,532
Fifth Third Bancorp                                         4,470        177,772
Ford Motor Co.                                             63,600        599,112
SunTrust Banks, Inc.                                          900         77,166
Temple-Inland, Inc.                                         2,300        141,519
                                                                      ----------
                                                                       1,247,101
BASIC MINERALS & METALS 1.1%
--------------------------------------------------------------------------------
Newmont Mining Corp.                                        6,000        234,360

BIOTECHNOLOGY 3.4%
--------------------------------------------------------------------------------
Amgen, Inc. *                                               9,000        497,610
Biogen Idec, Inc. *                                           400         21,400
Genentech, Inc. *                                           2,420        183,097
                                                                      ----------
                                                                         702,107
CHEMICALS & RUBBER 2.5%
--------------------------------------------------------------------------------
The Dow Chemical Co.                                       11,720        518,258

COMMUNICATIONS UTILITIES 2.5%
--------------------------------------------------------------------------------
Liberty Global, Inc., Class A *                             4,470        183,449
Yahoo!, Inc. *                                             12,600        341,838
                                                                      ----------
                                                                         525,287
CONSTRUCTION & HOMEBUILDING 1.2%
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                           6,500        129,545
Pulte Homes, Inc.                                           5,130        115,168
                                                                      ----------
                                                                         244,713
DRUGS & PHARMACEUTICALS 4.0%
--------------------------------------------------------------------------------
Allergan, Inc.                                              4,400        253,616
Eli Lilly and Co.                                           7,500        419,100
Forest Laboratories, Inc. *                                 3,300        150,645
Johnson & Johnson                                             300         18,486
                                                                      ----------
                                                                         841,847
ELECTRIC UTILITIES 1.9%
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                    4,751         82,667
Dominion Resources, Inc. *                                    100          8,655
PPL Corp.                                                   6,550        306,475
                                                                      ----------
                                                                         397,797
FOREST PRODUCTS & PAPER 1.4%
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                            3,630        286,516

FURNITURE & HOUSEHOLD ITEMS 1.5%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                       592         17,423
The Procter & Gamble Co.                                    4,700        287,593
                                                                      ----------
                                                                         305,016
HEALTH CARE & HOSPITAL 1.1%
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                    4,650        237,801

INFORMATION & SERVICES 2.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               4,900        286,307
CB Richard Ellis Group, Inc., Class A *                     3,900        142,350
                                                                      ----------
                                                                         428,657
INSTRUMENTS 2.3%
--------------------------------------------------------------------------------
Medtronic, Inc.                                             4,000        207,440
St. Jude Medical, Inc. *                                    6,600        273,834
                                                                      ----------
                                                                         481,274
INSURANCE 4.0%
--------------------------------------------------------------------------------
Leucadia National Corp.                                     3,450        121,613
The Progressive Corp.                                      22,800        545,604
White Mountains Insurance Group Ltd.                          270        163,625
                                                                      ----------
                                                                         830,842
IT HARDWARE 14.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             11,300        161,590
Altera Corp.                                               12,800        283,264
Analog Devices, Inc.                                       10,100        380,164
Broadcom Corp., Class A *                                   4,030        117,878
Intel Corp.                                                23,700        563,112
Linear Technology Corp.                                    12,400        448,632
Marvell Technology Group Ltd. *                            11,400        207,594
Maxim Integrated Products, Inc.                             1,469         49,079
Motorola, Inc.                                             22,226        393,400
QUALCOMM, Inc.                                              7,300        316,747
Xilinx, Inc.                                                1,200         32,124
                                                                      ----------
                                                                       2,953,584
LAND & WATER TRANSPORTATION 2.5%
--------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                        7,020        512,460

MAINFRAME & MINICOMPUTERS 1.9%
--------------------------------------------------------------------------------
Dell, Inc. *                                               13,700        391,135

METAL PRODUCTS & MACHINERY 1.4%
--------------------------------------------------------------------------------
General Electric Co.                                        7,400        283,272

MISCELLANEOUS FINANCE 3.0%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                     70         37,405
E*TRADE Financial Corp. *                                   8,300        183,347
Legg Mason, Inc.                                            4,200        413,196
                                                                      ----------
                                                                         633,948
OIL & COAL RESOURCES 6.2%
--------------------------------------------------------------------------------
CONSOL Energy, Inc.                                         3,590        165,535
EOG Resources, Inc.                                         4,200        306,852
Newfield Exploration Co. *                                  2,800        127,540
Peabody Energy Corp.                                        5,100        246,738
Pioneer Natural Resources Co.                               2,700        131,517
Southwestern Energy Co. *                                   2,000         89,000

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued



                                                           NUMBER OF     VALUE
SECURITY                                                    SHARES        ($)

Ultra Petroleum Corp. *                                     4,200        232,008
                                                                      ----------
                                                                       1,299,190
OIL DRILLING & SERVICES 2.9%
--------------------------------------------------------------------------------
BJ Services Co.                                             6,300        179,172
Schlumberger Ltd.                                           4,900        416,206
                                                                      ----------
                                                                         595,378
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.0%
--------------------------------------------------------------------------------
Lexmark International, Inc., Class A *                        100          4,931

PUBLISHING, BROADCASTING & CINEMA 0.8%
--------------------------------------------------------------------------------
The Interpublic Group of Cos.,  Inc. *                        640          7,296
Viacom, Inc., Class B *                                     3,900        162,357
                                                                      ----------
                                                                         169,653
REAL ESTATE INVESTMENT TRUSTS 7.4%
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                 1,600        190,208
Equity Residential                                          9,500        433,485
General Growth Properties, Inc.                             6,700        354,765
Plum Creek Timber Co., Inc.                                 6,800        283,288
Public Storage                                              2,110        162,090
The Macerich Co.                                            1,300        107,146
                                                                      ----------
                                                                       1,530,982
RESTAURANTS, HOTELS & THEATERS 2.2%
--------------------------------------------------------------------------------
Starbucks Corp. *                                          11,900        312,256
Starwood Hotels & Resorts Worldwide, Inc.                   2,210        148,225
                                                                      ----------
                                                                         460,481
RETAIL 7.5%
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. *                                   1,901         68,417
Costco Wholesale Corp.                                      7,200        421,344
eBay, Inc. *                                               13,000        418,340
The Home Depot, Inc.                                        6,920        272,302
Wal-Mart Stores, Inc.                                       4,260        204,949
Whole Foods Market, Inc.                                    4,860        186,138
                                                                      ----------
                                                                       1,571,490
SOFTWARE 4.3%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                            6,200        291,896
Citrix Systems, Inc. *                                        800         26,936
Electronic Arts, Inc. *                                     8,500        402,220
VeriSign, Inc. *                                            5,270        167,217
                                                                      ----------
                                                                         888,269
                                                                      ----------
TOTAL SHORT SALES
(PROCEEDS $19,585,735)                                                19,635,414
                                                                      ----------


END OF SHORT SALE POSITIONS.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                                   ($)              ($)
--------------------------------------------------------------------------------
  94.6 %  COMMON STOCK                              254,005,201      313,018,020
   6.0 %  SHORT-TERM INVESTMENT                      19,848,294       19,848,294
--------------------------------------------------------------------------------
 100.6 %  TOTAL INVESTMENTS                         273,853,495      332,866,314
 (94.1)%  SHORT SALES                              (311,318,609)    (311,279,638)
  92.3 %  DEPOSITS WITH BROKER AND
          CUSTODIAN BANK FOR
          SECURITIES SOLD SHORT                     305,118,076      305,118,076
   1.2 %  OTHER ASSETS AND
          LIABILITIES                                                  4,034,827
--------------------------------------------------------------------------------
 100.0 %  NET ASSETS                                                 330,739,579


                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK (a) 94.6% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.1%
--------------------------------------------------------------------------------
Corn Products International, Inc.                        33,730        1,533,028
Diamond Foods, Inc.                                      14,592          256,090
Flowers Foods, Inc.                                       2,745           91,573
J & J Snack Foods Corp.                                   4,390          165,679
Omega Protein Corp. *                                    12,520          115,935
Penford Corp.                                             2,796           76,303
Seaboard Corp.                                              400          938,000
Seneca Foods Corp., Class A *                               190            5,013
Seneca Foods Corp., Class B *                             3,200           87,120
Tasty Baking Co.                                          8,210           85,877
The Topps Co., Inc.                                      34,942          367,240
                                                                     -----------
                                                                       3,721,858
AIRLINES 0.4%
--------------------------------------------------------------------------------
Air T., Inc.                                              1,715           17,167
Republic Airways Holdings, Inc. *                         4,400           89,540
SkyWest, Inc.                                            49,547        1,180,705
                                                                     -----------
                                                                       1,287,412
AUTOS 0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                           18,193          539,968
ArvinMeritor, Inc.                                       21,600          479,520
Spartan Motors, Inc.                                     10,759          183,127
Strattec Security Corp. *                                    32            1,504
Supreme Industries, Inc., Class A                        10,850           75,299
Sypris Solutions, Inc.                                    2,500           20,050
TRW Automotive Holdings Corp. *                          14,870          547,662
                                                                     -----------
                                                                       1,847,130
BANKS & CREDIT INSTITUTIONS 2.9%
--------------------------------------------------------------------------------
1st Constitution Bancorp *                                  169            2,920
1st Independence Financial Group, Inc.                    1,380           23,853
1st Source Corp.                                          3,163           78,822
Advanta Corp., Class A                                    8,286          235,405
Advanta Corp., Class B                                    2,980           92,813
American Community Bancshares, Inc.                       4,900           55,860
American National Bankshares, Inc.                        4,800          108,000
Ameris Bancorp                                            2,735           61,455
ASTA Funding, Inc.                                       10,814          415,582
Berkshire Hills Bancorp, Inc.                             3,551          111,892
Beverly Hills Bancorp, Inc.                              20,750          162,265
BNCCorp, Inc. *                                             498            9,278
BOE Financial Services of Virginia, Inc.                    455           13,150
Britton & Koontz Capital Corp.                              200            3,518
C&F Financial Corp.                                         130            5,265
Camco Financial Corp.                                       650            8,099
Carver Bancorp, Inc.                                      1,610           25,760
Centrue Financial Corp.                                   1,050           21,053
CFS Bancorp, Inc.                                         6,363           92,391
Codorus Valley Bancorp, Inc.                              2,686           50,551
Community Bank Shares of Indiana, Inc.                    2,209           47,140
Community Bankshares, Inc.                                1,840           27,232
Community Capital Corp.                                     480            9,552
Community Financial Corp.                                 3,600           41,148
Community Shores Bank Corp. *                                10              113
Cowlitz Bancorp *                                           100            1,625
Dollar Financial Corp. *                                 11,426          325,641
ECB Bancorp, Inc.                                         2,042           60,178
Eurobancshares, Inc. *                                      560            5,079
Evans Bancorp, Inc.                                         260            5,070
Farmers Capital Bank Corp.                                6,326          183,011
Federal Agricultural Mortgage Corp., Class C              7,430          254,255
Fidelity Southern Corp.                                     510            8,619
Financial Federal Corp.                                  22,110          659,320
First Bancshares, Inc.                                      200            3,302
First BancTrust Corp.                                       400            4,818
First Capital, Inc.                                       1,632           29,376
First Defiance Financial Corp.                            2,068           61,668
First Federal Bancshares of Arkansas, Inc.                1,864           44,121
First Federal Bankshares, Inc.                            1,097           21,326
First Financial Service Corp.                               110            3,128
First Indiana Corp.                                      10,550          233,366
First M&F Corp.                                             742           13,823
First Mariner Bancorp, Inc. *                             2,503           32,214
First Merchants Corp.                                       211            5,070
First Niles Financial, Inc.                                  99            1,163
First Place Financial Corp.                               4,915          103,805
First United Corp.                                        3,675           72,949
First West Virginia Bancorp, Inc.                            10              195

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
FNB Corp. of North Carolina                               5,020           80,270
FNB Corp. of Virginia                                       100            3,590
FNB Financial Services Corp.                              7,102          100,351
Franklin Bank Corp. *                                    21,068          313,913
Great Pee Dee Bancorp, Inc.                                 201            3,126
Great Southern Bancorp, Inc.                             10,445          282,537
Greene County Bancshares, Inc.                              100            3,126
GS Financial Corp.                                          240            4,980
Guaranty Federal Bancshares, Inc.                           190            5,719
Habersham Bancorp, Inc.                                   1,250           24,750
Hawthorn Bancshares, Inc.                                   420           13,650
HF Financial Corp.                                        1,060           18,571
HMN Financial, Inc.                                       1,761           61,899
Hopfed Bancorp, Inc.                                         60              965
Horizon Bancorp                                           2,800           75,936
Integra Bank Corp.                                       10,510          225,650
iStar Financial, Inc.                                    17,281          766,067
ITLA Capital Corp.                                        5,540          288,745
Leesport Financial Corp.                                  4,895           97,508
Lincoln Bancorp                                               8              150
LSB Bancshares, Inc.                                         40              546
LSB Financial Corp.                                       1,504           37,600
MASSBANK Corp.                                              400           13,360
MFB Corp.                                                   600           20,340
MidWestOne Financial Group, Inc.                          3,100           54,250
Monarch Community Bancorp, Inc.                           2,500           29,787
MutualFirst Financial, Inc.                               2,810           51,648
National Bankshares, Inc.                                   999           20,410
New Hampshire Thrift Bancshares, Inc.                       441            6,439
North Central Bancshares, Inc.                            1,867           75,464
Northeast Bancorp                                           270            4,852
Northrim BanCorp, Inc.                                    1,050           28,675
Northway Financial, Inc.                                    450           16,169
Pacific Premier Bancorp, Inc. *                           5,750           61,467
Parke Bancorp, Inc.                                         162            2,760
Parkvale Financial Corp.                                  1,610           47,833
Peoples Bancorp of North Carolina                           333            6,575
Pinnacle Bancshares, Inc.                                   100            1,445
Provident Community Bancshares, Inc.                        890           18,245
Provident Financial Holdings, Inc.                        4,216          105,400
QC Holdings, Inc.                                         3,972           59,580
Renasant Corp.                                                1               11
Republic First Bancorp, Inc. *                            7,483           71,837
River Valley Bancorp                                        393            7,221
Rurban Financial Corp.                                      410            5,228
Shore Financial Corp.                                       330            4,485
Simmons First National Corp., Class A                    13,800          380,742
Southern Missouri Bancorp, Inc.                             700           10,465
Southwest Bancorp, Inc.                                  12,401          298,120
TF Financial Corp.                                        3,100           93,713
The First Marblehead Corp.                               19,390          749,230
The Washington Savings Bank, F.S.B                        5,250           43,312
TierOne Corp.                                               205            6,171
Tower Financial Corp.                                       300            4,485
United Bancshares, Inc.                                     472            7,198
United Community Financial Corp.                          6,933           69,191
United Security Bancshares, Inc.                          4,819          122,017
Vineyard National Bancorp Co.                             5,050          115,998
W Holding Co., Inc.                                      68,800          181,632
Wainwright Bank & Trust Co.                               5,083           66,231
WebFinancial Corp. *                                      1,760           25,494
WSFS Financial Corp.                                      5,240          342,853
                                                                     -----------
                                                                       9,476,221
BASIC MINERALS & METALS 3.0%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                             33,000        3,461,040
Carpenter Technology Corp.                                6,720          875,683
Chaparral Steel Co.                                         840           60,371
China Precision Steel, Inc. *                             5,300           16,748
CommScope, Inc. *                                           410           23,923
Friedman Industries, Inc.                                 2,180           21,037
Southern Copper Corp.                                    19,800        1,866,348
Steel Dynamics, Inc.                                        380           15,926
Synalloy Corp.                                            2,600           90,740
United States Steel Corp.                                31,520        3,427,800
Universal Stainless & Alloy Products, Inc. *              1,399           49,287
                                                                     -----------
                                                                       9,908,903
BEER, LIQUOR, & TOBACCO 0.1%
--------------------------------------------------------------------------------
The Boston Beer Co., Inc.,
   Class A *                                              5,200          204,620

BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Celgene Corp. *                                          73,438        4,210,201
Harvard Bioscience, Inc. *                               30,270          158,917
                                                                     -----------
                                                                       4,369,118
CELLULAR & WIRELESS 1.5%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                     52,837        4,266,059
USA Mobility, Inc. *                                     23,200          620,832
                                                                     -----------
                                                                       4,886,891
CHEMICALS & RUBBER 2.3%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                        11,742          285,683
CF Industries Holdings, Inc.                              8,050          482,114
FMC Corp.                                                29,780        2,662,034
Innospec, Inc.                                           10,400          615,784
Stepan Co.                                                2,720           82,362
The Sherwin-Williams Co.                                 51,800        3,443,146
                                                                     -----------
                                                                       7,571,123
COMMERCIAL AIRCRAFT & COMPONENTS 0.8%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                          5,410          139,199
Precision Castparts Corp.                                16,293        1,977,319
Sequa Corp., Class A *                                    2,310          258,720
Triumph Group, Inc.                                       3,240          212,123
                                                                     -----------
                                                                       2,587,361
COMMUNICATIONS UTILITIES 1.1%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                               7,150          204,776
CenturyTel, Inc.                                         24,800        1,216,440
D&E Communications, Inc.                                 13,595          249,332
HickoryTech Corp.                                         1,740           15,834

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Mediacom Communications Corp., Class A *                 55,000          532,950
New Frontier Media, Inc.                                  3,330           29,038
PAETEC Holding Corp. *                                    1,003           11,324
Playboy Enterprises, Inc.,
   Class A *                                             20,310          236,408
Premiere Global Services, Inc. *                         69,900          910,098
SumTotal Systems, Inc. *                                 27,100          212,735
                                                                     -----------
                                                                       3,618,935
CONSTRUCTION & HOMEBUILDING 2.2%
--------------------------------------------------------------------------------
Comfort Systems USA, Inc.                                39,250          556,565
Dycom Industries, Inc. *                                 34,000        1,019,320
Granite Construction, Inc.                               28,600        1,835,548
Infrasource Services, Inc. *                             11,950          443,345
Meadow Valley Corp. *                                     3,959           55,703
Perini Corp. *                                           17,200        1,058,316
Quanta Services, Inc. *                                  70,337        2,157,236
Skyline Corp.                                             6,700          201,067
                                                                     -----------
                                                                       7,327,100
CONSTRUCTION MATERIALS 0.1%
--------------------------------------------------------------------------------
Ameron International Corp.                                1,500          135,285
Continental Materials Corp. *                               800           23,320
Martin Marietta Materials, Inc.                             210           34,024
MDU Resources Group, Inc.                                 2,000           56,080
Oil-Dri Corp. of America                                  2,050           35,978
Owens-Illinois, Inc. *                                    1,160           40,600
Rock of Ages Corp. *                                      8,650           43,250
United States Lime & Minerals, Inc. *                       100            3,678
Vulcan Materials Co.                                      1,000          114,540
                                                                     -----------
                                                                         486,755
CONSUMER DURABLES 0.4%
--------------------------------------------------------------------------------
Directed Electronics, Inc. *                             10,400           91,936
Syntax-Brillian Corp. *                                  49,928          245,646
Universal Electronics, Inc. *                            10,789          391,856
Whirlpool Corp.                                           6,300          700,560
                                                                     -----------
                                                                       1,429,998
DRUGS & PHARMACEUTICALS 1.5%
--------------------------------------------------------------------------------
Geopharma, Inc. *                                         7,010           28,040
King Pharmaceuticals, Inc. *                            135,250        2,767,215
Natural Alternative International, Inc. *                   520            3,749
Nutraceutical International Corp. *                      11,800          195,526
Pain Therapeutics, Inc. *                                34,372          299,380
Perrigo Co.                                              38,745          758,627
Salix Pharmaceuticals Ltd. *                             22,916          281,867
Schiff Nutrition International, Inc. *                    8,650           56,658
Sciele Pharma, Inc. *                                    24,500          577,220
Theragenics Corp. *                                      17,167           71,586
                                                                     -----------
                                                                       5,039,868
ELECTRIC UTILITIES 0.2%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                      2,300           89,355
Central Vermont Public Service Corp.                        200            7,536
CH Energy Group, Inc.                                       900           40,473
Dynegy, Inc., Class A *                                   4,470           42,197
Northeast Utilities                                      14,950          423,982
Portland General Electric Co.                             1,500           41,160
Puget Energy, Inc.                                          510           12,332
Unisource Energy Corp.                                    1,740           57,228
Unitil Corp.                                              1,100           29,920
                                                                     -----------
                                                                         744,183
FINANCIAL INVESTMENTS 1.2%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                         9,110          266,012
Brooke Corp.                                                100            1,479
California First National Bancorp                         3,243           47,315
ePlus, Inc. *                                             2,702           26,290
Hanover Compressor Co. *                                    740           17,649
Macrovision Corp. *                                      14,691          441,612
Marvel Entertainment, Inc. *                              6,160          156,957
PICO Holdings, Inc. *                                     6,277          271,543
Rent-A-Center, Inc. *                                     8,907          233,631
SRS Labs, Inc. *                                          4,120           40,170
Trinity Industries, Inc.                                 57,330        2,496,148
Willis Lease Finance Corp. *                              6,630           77,041
                                                                     -----------
                                                                       4,075,847
FOREST PRODUCTS & PAPER 1.3%
--------------------------------------------------------------------------------
Bemis Co., Inc.                                          15,540          515,617
Chesapeake Corp.                                         20,200          253,914
CSS Industries, Inc.                                      6,880          272,517
Glatfelter                                               37,400          508,266
Greif, Inc., Class A                                      5,600          333,816
Lydall, Inc. *                                           14,960          218,565
Nashua Corp. *                                              220            2,374
Packaging Corp. of America                               61,755        1,563,019
Wausau Paper Corp.                                       37,390          501,026
                                                                     -----------
                                                                       4,169,114
FURNITURE & HOUSEHOLD ITEMS 1.3%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                   300            3,510
Acuity Brands, Inc.                                         400           24,112
AEP Industries, Inc. *                                    4,064          182,920
American Biltrite, Inc. *                                 1,940           17,014
AZZ, Inc. *                                               8,760          294,774
Callaway Golf Co.                                        18,700          333,047
Channell Commercial Corp. *                               6,023           26,320
Chase Corp.                                               3,200           53,760
Chromcraft Revington, Inc. *                              3,920           29,361
Communications Systems, Inc.                              4,910           54,550
Craftmade International, Inc.                               410            7,015
GameTech International, Inc. *                            1,160           11,020
Hooker Furniture Corp.                                    3,279           73,581
JAKKS Pacific, Inc. *                                    16,891          475,313
La-Z-boy, Inc.                                           33,250          381,045
Movado Group, Inc.                                       15,420          520,271
National Presto Industries, Inc.                          1,320           82,289
Preformed Line Products Co.                                 500           24,005
RC2 Corp. *                                               3,720          148,837
Steelcase Inc., Class A                                  74,100        1,370,850
The Genlyte Group, Inc. *                                 1,147           90,085
Tredegar Corp.                                              860           18,318

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Virco Manufacturing Corp. *                               1,310            8,620
                                                                     -----------
                                                                       4,230,617
GAS & OTHER PUBLIC UTILITIES 0.2%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       1,490           60,315
Artesian Resources Corp.,
   Class A                                                  645           12,384
Florida Public Utilites Co.                               1,800           22,140
Middlesex Water Co.                                         590           11,334
Nicor, Inc.                                               9,430          404,736
Waste Industries USA, Inc.                                5,030          171,724
WGL Holdings, Inc.                                           70            2,285
                                                                     -----------
                                                                         684,918
HEALTH CARE & HOSPITAL 1.7%
--------------------------------------------------------------------------------
Amedisys, Inc. *                                         23,947          869,994
American Shared Hospital Services                         3,400           19,890
Gentiva Health Services, Inc. *                           9,809          196,769
Hanger Orthopedic Group, Inc. *                          18,400          198,720
Health Net, Inc. *                                        3,236          170,861
Humana, Inc. *                                           44,600        2,716,586
IntegraMed America, Inc. *                                6,157           68,958
Manor Care, Inc.                                          3,042          198,612
MedCath Corp. *                                           8,901          283,052
MEDTOX Scientific, Inc. *                                 3,190           93,467
National Dentex Corp. *                                   6,019          112,977
National Healthcare Corp.                                   790           40,764
RehabCare Group, Inc. *                                   3,000           42,720
Res-Care, Inc. *                                         20,969          443,285
SunLink Health Systems, Inc. *                            1,050            6,615
                                                                     -----------
                                                                       5,463,270
INFORMATION & SERVICES 6.3%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                      2,680           69,171
Albany Molecular Research, Inc. *                        23,350          346,747
Angelica Corp.                                            1,930           40,684
Bioanalytical Systems, Inc. *                             1,250            9,038
Carriage Services, Inc. *                                 1,770           14,620
Cass Information Systems, Inc.                              990           35,897
CDI Corp.                                                12,579          405,044
Convergys Corp. *                                        91,690        2,222,566
CPI Corp.                                                 5,570          387,115
Ecology & Environment, Inc.                               3,030           38,935
Exponent, Inc. *                                         14,600          326,602
GP Strategies Corp. *                                    12,690          138,067
Heidrick & Struggles International, Inc. *               14,310          733,244
IAC/InterActiveCorp *                                    25,400          879,094
Kelly Services, Inc., Class A                            17,600          483,296
Kendle International, Inc. *                             10,660          391,968
Kforce, Inc. *                                           30,300          484,194
Layne Christensen Co. *                                   4,740          194,103
Manpower, Inc.                                            1,940          178,946
Metal Management, Inc.                                   20,258          892,770
Michael Baker Corp. *                                       550           20,433
Monro Muffler Brake, Inc.                                10,520          393,974
MPS Group, Inc. *                                        77,250        1,032,832
National Technical Systems, Inc. *                        2,370           15,998
Nobel Learning Communities,
   Inc. *                                                    40              583
Parexel International Corp. *                            23,700          996,822
RCM Technologies, Inc. *                                 12,100           94,259
Security National Financial Corp., Class A *                100              561
Service Corp. International                             205,578        2,627,287
Spherion Corp. *                                         47,730          448,185
SRI/Surgical Express, Inc. *                                100              520
Stewart Enterprises, Inc., Class A                       95,353          742,800
TeleTech Holdings, Inc. *                                29,570          960,434
The Dun & Bradstreet Corp.                               24,580        2,531,248
The Geo Group, Inc. *                                    12,720          370,152
Traffix, Inc.                                               565            3,108
URS Corp. *                                              40,670        1,974,528
Volt Information Sciences, Inc. *                        12,000          221,280
VSE Corp.                                                 4,790          176,416
Westaff, Inc. *                                           1,540            6,684
                                                                     -----------
                                                                      20,890,205
INSTRUMENTS 4.5%
--------------------------------------------------------------------------------
Aetrium, Inc. *                                           2,061            9,151
Align Technology, Inc. *                                 47,743        1,153,471
Allied Healthcare Products, Inc. *                        1,942           12,701
Angeion Corp. *                                           4,056           32,854
Astro-Med, Inc.                                           3,420           33,961
Atrion Corp.                                                280           27,440
Bio-Rad Laboratories, Inc.,
   Class A *                                             14,590        1,102,566
Coherent, Inc. *                                             60            1,831
Cutera, Inc. *                                            6,361          158,516
Dade Behring Holdings, Inc.                               2,170          115,270
Datascope Corp.                                           9,504          363,813
Edwards Lifesciences Corp. *                             43,200        2,131,488
Esterline Technologies Corp. *                            3,080          148,795
FEI Co. *                                                19,700          639,462
Hurco Cos., Inc. *                                        6,570          328,369
II-VI, Inc. *                                             6,014          163,400
Immucor, Inc. *                                          16,752          468,553
Input/Output, Inc. *                                     53,979          842,612
Integra LifeSciences Holdings *                           3,174          156,859
IntriCon Corp. *                                            850            5,865
K-Tron International, Inc. *                              2,300          233,151
Kewaunee Scientific Corp.                                 2,580           33,463
Mesa Laboratories, Inc.                                     100            2,300
MOCON, Inc.                                               4,900           56,350
New Brunswick Scientific Co.,
   Inc. *                                                 2,000           15,960
O.I. Corp.                                                1,200           16,440
Oakley, Inc.                                             10,171          288,856
Orthofix International N.V. *                            12,842          577,505
Perceptron, Inc. *                                          520            5,143
PerkinElmer, Inc.                                       101,550        2,646,393
Schmitt Industries, Inc. *                                  769            7,267
Sonic Innovations, Inc. *                                19,730          172,638
Span-America Medical Systems, Inc.                        2,600           65,936
Teleflex, Inc.                                           14,400        1,177,632
Tollgrade Communications, Inc. *                         13,406          141,433
Varian, Inc. *                                            1,740           95,404

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Vicon Industries, Inc. *                                  3,700           37,814
Waters Corp. *                                           18,150        1,077,384
Zoll Medical Corp. *                                      5,426          121,054
Zygo Corp. *                                             17,250          246,502
                                                                     -----------
                                                                      14,915,602
INSURANCE 9.3%
--------------------------------------------------------------------------------
Alleghany Corp. *                                            51           20,732
Allied World Assurance Holdings Ltd.                      4,090          209,612
American Financial Group, Inc.                           46,570        1,590,365
American National Insurance Co.                           3,081          470,161
American Safety Insurance Holdings Ltd. *                 5,000          119,150
Arch Capital Group Ltd. *                                34,769        2,522,143
Aspen Insurance Holdings Ltd.                            67,172        1,885,518
Axis Capital Holdings Ltd.                               65,963        2,681,396
CNA Financial Corp.                                      44,530        2,123,636
Crawford & Co., Class B                                  10,750           72,670
Endurance Specialty Holdings Ltd.                        59,994        2,402,160
Everest Re Group Ltd.                                    13,700        1,488,368
FPIC Insurance Group, Inc. *                              9,000          366,930
Hallmark Financial Services, Inc. *                         880           10,666
Hanover Insurance Group, Inc.                            23,020        1,123,146
Horace Mann Educators Corp.                                 900           19,116
IPC Holdings Ltd.                                        13,236          427,390
Kansas City Life Insurance Co.                              310           14,421
KMG America Corp. *                                      14,070           73,867
Max Re Capital Ltd.                                      36,361        1,029,016
Meadowbrook Insurance Group, Inc. *                       1,120           12,275
Mercer Insurance Group, Inc.                              1,600           31,840
MGIC Investment Corp.                                    43,402        2,467,838
National Western Life Insurance Co., Class A                950          240,274
NYMAGIC, Inc.                                             2,290           92,058
PartnerRe Ltd.                                           35,400        2,743,500
Platinum Underwriters Holdings Ltd.                      46,590        1,619,002
Presidential Life Corp.                                     315            6,193
Radian Group, Inc.                                       14,375          776,250
Reinsurance Group of America, Inc.                       23,700        1,427,688
RenaissanceRe Holdings Ltd.                              35,546        2,203,497
RTW, Inc. *                                                 100              827
Unico American Corp. *                                    2,900           38,599
United America Indemnity Ltd., Class A *                 11,055          274,938
Wesco Financial Corp.                                       600          231,000
                                                                     -----------
                                                                      30,816,242
INTEGRATED OIL COMPANIES 0.0%
--------------------------------------------------------------------------------
Marathon Oil Corp.                                          226           13,551

IT HARDWARE 10.2%
--------------------------------------------------------------------------------
American Technical Ceramics Corp. *                         774           18,475
AMIS Holdings, Inc. *                                    35,300          441,956
Amtech Systems, Inc. *                                    1,680           14,700
Anadigics, Inc. *                                        45,933          633,416
Anaren, Inc. *                                           15,950          280,880
Aviza Technology, Inc. *                                  1,073            6,299
Avx Corp.                                                45,095          754,890
Axcelis Technologies, Inc. *                             64,645          419,546
Cirrus Logic, Inc. *                                     68,669          569,953
Cobra Electronics Corp.                                   1,410           13,592
CTS Corp.                                                25,780          326,375
Cypress Semiconductor Corp. *                            76,818        1,789,091
Digi International, Inc. *                               24,077          354,895
Ditech Networks, Inc. *                                   2,762           22,621
EMS Technologies, Inc. *                                 14,519          320,289
Espey Manufacturing & Electronics Corp.                   1,200           28,908
Exar Corp. *                                             28,446          381,176
Flextronics International Ltd. *                        262,592        2,835,994
Gilat Satellite Networks Ltd. *                          32,999          317,780
Globecomm Systems, Inc. *                                 5,700           83,334
Harmonic, Inc. *                                         61,140          542,312
Harris Corp.                                              1,035           56,459
hi/fn, Inc. *                                             6,835           40,327
Integrated Device Technology, Inc. *                    142,007        2,168,447
International Rectifier Corp. *                          40,080        1,493,381
inTEST Corp. *                                              530            2,454
KEMET Corp. *                                            28,420          200,361
Kimball International, Inc., Class B                      7,100           99,471
Lattice Semiconductor Corp. *                            65,695          375,775
Loral Space & Communications, Inc. *                      6,305          310,710
Mattson Technology, Inc. *                               47,800          463,660
MEMC Electronic Materials, Inc. *                        57,600        3,520,512
Merix Corp. *                                            21,500          169,635
MKS Instruments, Inc. *                                  35,200          975,040
Novellus Systems, Inc. *                                 79,843        2,265,146
ON Semiconductor Corp. *                                113,228        1,213,804
Oplink Communications, Inc. *                            15,595          233,925
Optical Cable Corp. *                                       200            1,028
Orbital Sciences Corp. *                                 54,400        1,142,944
PC-Tel, Inc. *                                           23,600          206,500
Pericom Semiconductor Corp. *                            26,700          297,972
Polycom, Inc. *                                          62,263        2,092,037
Rudolph Technologies, Inc. *                             22,641          376,067
Sigma Designs, Inc. *                                    13,280          346,475
Simclar, Inc. *                                           6,834           41,892
Skyworks Solutions, Inc. *                              120,838          888,159
SonicWALL, Inc. *                                        57,264          491,898
Spectrum Control, Inc. *                                  7,900          133,352
Standard Microsystems Corp. *                            18,500          635,290
Symmetricom, Inc. *                                      44,454          373,414
Technitrol, Inc.                                          5,410          155,105
Teledyne Technologies, Inc. *                             2,880          132,336
Trans Lux Corp. *                                         1,500            9,315
TriQuint Semiconductor, Inc. *                          118,468          599,448
TTM Technologies, Inc. *                                  3,061           39,793
Vishay Intertechnology, Inc. *                          117,460        1,858,217
White Electronic Designs Corp. *                          5,599           32,474
                                                                     -----------
                                                                      33,599,305

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
LAND & WATER TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
B & H Ocean Carriers Ltd. *                               6,730          119,794
GulfMark Offshore, Inc. *                                16,175          828,484
Hornbeck Offshore Services,
   Inc. *                                                17,820          690,703
Hub Group, Inc., Class A *                               33,000        1,160,280
Kansas City Southern *                                   12,887          483,778
Ryder System, Inc.                                        3,790          203,902
Saia, Inc. *                                             13,451          366,674
SEACOR Holdings, Inc. *                                  15,670        1,462,951
Trico Marine Services, Inc. *                            10,700          437,416
                                                                     -----------
                                                                       5,753,982
MAINFRAME & MINICOMPUTERS 0.2%
--------------------------------------------------------------------------------
Omnicell, Inc. *                                         24,700          513,266

METAL PRODUCTS & MACHINERY 5.5%
--------------------------------------------------------------------------------
Acme United Corp.                                           360            5,407
AGCO Corp. *                                             73,980        3,211,472
Allied Motion Technologies, Inc. *                        4,871           35,071
Astec Industries, Inc. *                                 16,047          677,504
Bonso Electronic International, Inc.                      2,830           10,018
Brooks Automation, Inc. *                                50,080          908,952
Chicago Rivet & Machine Co.                                 600           15,228
Electro Scientific Industries, Inc. *                    25,000          520,000
EnPro Industries, Inc. *                                 20,400          872,916
Evans & Sutherland Computer Corp. *                       2,600            5,902
Federal Signal Corp.                                     22,566          357,897
FSI International, Inc. *                                33,200          105,908
Gehl Co. *                                               11,100          336,996
Gerber Scientific, Inc. *                                18,149          210,891
Hardinge, Inc.                                            3,900          132,717
Kadant, Inc. *                                           14,100          439,920
Kennametal, Inc.                                         19,760        1,620,913
Lennox International, Inc.                                1,500           51,345
Lincoln Electric Holdings, Inc.                           1,600          118,784
Material Sciences Corp. *                                15,780          186,046
MFRI, Inc. *                                                100            2,799
Newport Corp. *                                          34,500          534,060
NN, Inc.                                                 10,089          119,050
P & F Industries, Inc., Class A *                           700            7,889
Q.E.P. Co., Inc. *                                        2,240           14,000
Regal Beloit Corp.                                       15,820          736,263
Robbins & Myers, Inc.                                     6,290          334,188
SPX Corp.                                                12,930        1,135,383
Standex International Corp.                               6,700          190,548
Tennant Co.                                               6,400          233,600
Terex Corp. *                                            16,966        1,379,336
The L.S. Starrett Co., Class A                            2,790           51,113
Twin Disc, Inc.                                             540           38,832
Varian Semiconductor Equipment Associates, Inc. *        61,000        2,443,660
Veeco Instruments, Inc. *                                 3,161           65,559
Velcro Industries N.V.                                      100            1,856
Watts Water Technologies, Inc., Class A                  26,089          977,555
                                                                     -----------
                                                                      18,089,578
MISCELLANEOUS FINANCE 2.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        7,448          629,729
Cohen & Steers, Inc.                                     11,900          517,055
Eaton Vance Corp.                                         5,970          263,755
IntercontinentalExchange, Inc. *                          1,400          206,990
Knight Capital Group, Inc.,
   Class A *                                             98,800        1,640,080
Raymond James Financial, Inc.                            66,780        2,063,502
SEI Investments Co.                                      49,530        1,438,351
SWS Group, Inc.                                          19,365          418,671
Value Line, Inc.                                            300           13,170
Waddell & Reed Financial, Inc., Class A                  67,910        1,766,339
                                                                     -----------
                                                                       8,957,642
OIL & COAL RESOURCES 1.3%
--------------------------------------------------------------------------------
ATP Oil & Gas Corp. *                                       303           14,738
Mariner Energy, Inc. *                                   61,570        1,493,072
Rosetta Resources, Inc. *                                16,190          348,733
Unit Corp. *                                             40,397        2,541,375
                                                                     -----------
                                                                       4,397,918
OIL DISTRIBUTION 1.0%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                            3,383          100,949
Holly Corp.                                                 780           57,868
Tesoro Corp.                                             37,050        2,117,407
Western Refining, Inc.                                   16,120          931,736
                                                                     -----------
                                                                       3,207,960
OIL DRILLING & SERVICES 3.8%
--------------------------------------------------------------------------------
Bronco Drilling Co., Inc. *                              14,900          244,509
Complete Production Services, Inc. *                      2,636           68,141
Dawson Geophysical Co. *                                  1,570           96,492
ENSCO International, Inc.                                64,360        3,926,603
Global Industries Ltd. *                                  9,420          252,644
Helmerich & Payne, Inc.                                  21,355          756,394
Pride International, Inc. *                              24,260          908,780
Rowan Cos., Inc.                                          8,860          363,083
Superior Energy Services, Inc. *                         65,690        2,622,345
Tidewater, Inc.                                          46,300        3,281,744
                                                                     -----------
                                                                      12,520,735
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.3%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                  15,900           95,877
Brocade Communications Systems, Inc. *                  161,370        1,261,913
Diebold, Inc.                                            44,430        2,319,246
Komag, Inc. *                                            21,630          689,781
Printronix, Inc.                                          1,150           14,950
                                                                     -----------
                                                                       4,381,767
PUBLISHING, BROADCASTING & CINEMA 1.2%
--------------------------------------------------------------------------------
Alloy, Inc. *                                            13,650          136,500
American Greetings Corp.,
   Class A                                                7,060          200,010
Bowne & Co., Inc.                                        25,120          490,091
Champion Industries, Inc.                                 2,320           16,704
Citadel Broadcasting Corp.                               25,613          165,204

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Consolidated Graphics, Inc. *                             9,900          685,872
Franklin Covey Co. *                                     21,300          166,992
Meredith Corp.                                           19,110        1,177,176
Regent Communications, Inc. *                             4,481           15,011
Scholastic Corp. *                                       26,691          959,275
The Standard Register Co.                                 2,960           33,744
Triple Crown Media, Inc. *                                4,290           39,983
Tufco Technologies, Inc. *                                  221            1,812
                                                                     -----------
                                                                       4,088,374
REAL ESTATE DEVELOPMENT 0.2%
--------------------------------------------------------------------------------
Avatar Holdings, Inc. *                                   4,534          348,846
Griffin Land & Nurseries, Inc. *                            197            7,112
ILX Resorts, Inc.                                         1,900           18,525
Income Opportunity Realty Investors *                       590            2,838
J.W. Mays, Inc. *                                         2,600           59,475
Reis, Inc. *                                              2,360           21,429
Stratus Properties, Inc. *                                  460           15,870
The Intergroup Corp. *                                      330            6,019
United Capital Corp. *                                      720           20,700
                                                                     -----------
                                                                         500,814
REAL ESTATE INVESTMENT TRUSTS 3.2%
--------------------------------------------------------------------------------
Ashford Hospitality Trust, Inc.                          52,760          620,458
CBL & Associates Properties, Inc.                        30,901        1,113,981
Douglas Emmett, Inc.                                     53,450        1,322,353
Extra Space Storage, Inc.                                48,190          795,135
FelCor Lodging Trust, Inc.                                  130            3,384
Gladstone Commercial Corp.                                3,587           70,305
LTC Properties, Inc.                                      9,840          223,860
Medical Properties Trust, Inc.                           36,120          477,868
MHI Hospitality Corp.                                     1,040           11,138
Mission West Properties, Inc.                            10,440          145,534
Monmouth Capital Corp.                                    3,830           21,142
Monmouth Real Estate Investment Corp., Class A           18,189          158,062
National Retail Properties, Inc.                         42,020          918,557
One Liberty Properties, Inc.                              9,150          208,254
Ramco-Gershenson Properties Trust                        14,480          520,266
Republic Property Trust                                  26,500          324,625
Roberts Realty Investors, Inc. *                          1,300           10,010
Strategic Hotels & Resorts, Inc.                         60,070        1,350,974
Sunstone Hotel Investors, Inc.                           50,390        1,430,572
Supertel Hospitality, Inc.                               11,680           98,930
Urstadt Biddle Properties, Inc., Class A                 32,530          553,335
Winthrop Realty Trust                                    38,700          267,417
                                                                     -----------
                                                                      10,646,160
RESTAURANTS, HOTELS & THEATERS 2.3%
--------------------------------------------------------------------------------
Analogic Corp.                                            7,500          551,325
Ark Restaurants Corp.                                     3,305          122,252
Avalon Holdings Corp., Class A *                            100              990
Bob Evans Farms, Inc.                                    17,743          653,830
Brinker International, Inc.                              38,529        1,127,744
Burger King Holdings, Inc.                               22,490          592,387
Canterbury Park Holding Corp.                             3,900           50,583
CBRL Group, Inc.                                         23,469          996,963
Champps Entertainment, Inc. *                             2,434           11,562
CKE Restaurants, Inc.                                    15,584          312,771
Friendly Ice Cream Corp. *                                   63              955
Frisch's Restaurants, Inc.                                4,500          137,430
Interstate Hotels & Resorts, Inc. *                      10,280           53,662
J. Alexander's Corp.                                      1,290           18,705
Jack In The Box, Inc. *                                   1,950          138,333
Max & Erma's Restaurants, Inc. *                          2,800           25,088
Nathan's Famous, Inc. *                                     450            7,785
O'Charley's, Inc.                                        21,040          424,166
Red Lion Hotels Corp. *                                  19,400          249,290
Rubio's Restaurants, Inc. *                                 920            9,320
Silverleaf Resorts, Inc. *                               38,294          227,849
Speedway Motorsports, Inc.                                5,780          231,084
Star Buffet, Inc.                                         2,700           22,950
The Marcus Corp.                                         19,640          466,646
Triarc Cos., Inc., Class B                               20,760          325,932
WMS Industries, Inc. *                                   30,811          889,205
                                                                     -----------
                                                                       7,648,807
RETAIL 4.0%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                       25,266          238,258
Aeropostale, Inc. *                                      39,870        1,661,782
Arden Group, Inc., Class A                                  772          105,301
Asbury Automotive Group, Inc.                               140            3,493
Big Lots, Inc. *                                         85,280        2,508,938
Books-A-Million, Inc.                                       600           10,164
Cabela's, Inc. *                                         14,990          331,729
Charlotte Russe Holding, Inc. *                          15,900          427,233
Cost-U-Less, Inc. *                                       3,200           35,072
Dollar Tree Stores, Inc. *                                1,249           54,394
EZCORP, Inc., Class A *                                  12,142          160,760
Gaiam, Inc., Class A *                                   12,262          223,536
GameStop Corp., Class A *                                15,972          624,505
Gottschalks, Inc. *                                       7,480           88,937
Hastings Entertainment, Inc. *                            3,280           23,288
Jennifer Convertibles, Inc. *                             1,640            8,233
Kirkland's, Inc. *                                        3,575           13,621
Longs Drug Stores Corp.                                  18,610          977,397
Nordstrom, Inc.                                             170            8,690
PC Connection, Inc. *                                       515            6,819
PC Mall, Inc. *                                             520            6,360
Priceline.com, Inc. *                                    17,494        1,202,537
RadioShack Corp.                                         12,690          420,547
Restoration Hardware, Inc. *                             15,154           84,559
REX Stores Corp. *                                        8,610          170,736
Ruddick Corp.                                               440           13,253
Rush Enterprises, Inc., Class A *                         4,773          103,669
Rush Enterprises, Inc., Class B *                         6,430          134,644
Shoe Carnival, Inc. *                                     6,420          176,486
Sport Chalet, Inc., Class A *                             5,940           59,816
Sport Chalet, Inc., Class B *                             1,000           10,125
Stage Stores, Inc.                                       27,130          568,645
Systemax, Inc.                                            5,352          111,375
The Finish Line, Inc., Class A                            1,290           11,752
The Men's Wearhouse, Inc.                                39,670        2,025,947

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Trans World Entertainment
   Corp. *                                               31,520          146,253
Village Super Market, Inc.,
   Class A                                                3,000          143,430
Weis Markets, Inc.                                        8,340          337,853
Zones, Inc. *                                             9,120           82,080
                                                                     -----------
                                                                      13,322,217
SOAPS & COSMETICS 0.0%
--------------------------------------------------------------------------------
The Estee Lauder Cos., Inc., Class A                      1,550           70,540

SOFTWARE 6.1%
--------------------------------------------------------------------------------
American Software, Inc., Class A                          7,000           72,100
Aspen Technology, Inc. *                                 47,283          661,962
Black Box Corp.                                          14,012          579,817
BMC Software, Inc. *                                    107,210        3,248,463
Cadence Design Systems, Inc. *                           43,596          957,368
Captaris, Inc. *                                         12,620           64,614
CIBER, Inc. *                                            47,484          388,419
Computer Task Group, Inc. *                              15,615           69,799
CSP, Inc. *                                               3,604           32,256
Dynamics Research Corp. *                                 7,190           93,686
Edgewater Technology, Inc. *                              9,580           75,490
Epicor Software Corp. *                                  44,500          661,715
Harris Interactive, Inc. *                                1,994           10,668
Hlth Corp. *                                            179,832        2,519,446
Intuit, Inc. *                                              650           19,552
INX, Inc. *                                                 140            1,260
JDA Software Group, Inc. *                                6,034          118,447
Lawson Software, Inc. *                                 105,403        1,042,436
McAfee, Inc. *                                            7,500          264,000
Mentor Graphics Corp. *                                  69,500          915,315
Moldflow Corp. *                                          9,900          217,602
Ness Technologies, Inc. *                                19,403          252,433
NetManage, Inc. *                                           370            1,702
NetScout Systems, Inc. *                                 21,070          182,677
OPNET Technologies, Inc. *                                4,766           54,857
Perot Systems Corp., Class A *                           18,068          307,879
SAVVIS, Inc. *                                           28,926        1,432,126
SPSS, Inc. *                                             17,074          753,646
Sybase, Inc. *                                           75,340        1,799,873
Synopsys, Inc. *                                         20,383          538,723
TechTeam Global, Inc. *                                   4,670           55,853
The TriZetto Group, Inc. *                               35,373          684,821
THQ, Inc. *                                               3,081           94,032
TSR, Inc.                                                 3,200           12,512
United Online, Inc.                                      57,106          941,678
ValueClick, Inc. *                                       18,065          532,195
Versant Corp. *                                             290            6,995
Vignette Corp. *                                         24,460          468,654
                                                                     -----------
                                                                      20,135,071
TEXTILES & APPAREL 1.6%
--------------------------------------------------------------------------------
Columbia Sportswear Co.                                   5,268          361,806
Culp, Inc. *                                             12,300          110,823
Deckers Outdoor Corp. *                                   7,374          744,037
Decorator Industries, Inc.                                   40              278
Jaclyn, Inc. *                                            1,000           11,380
LaCrosse Footwear, Inc.                                   2,884           52,114
Perry Ellis International, Inc. *                         9,631          309,829
Phillips-Van Heusen Corp.                                30,800        1,865,556
Polo Ralph Lauren Corp.                                   2,310          226,634
R. G. Barry Corp. *                                       6,430           76,195
Skechers U.S.A., Inc., Class A *                         14,870          434,204
The Gymboree Corp. *                                     30,377        1,197,158
Weyco Group, Inc.                                         2,673           71,984
                                                                     -----------
                                                                       5,461,998
WHOLESALE 3.0%
--------------------------------------------------------------------------------
AAR Corp. *                                               4,336          143,131
Anixter International, Inc. *                             5,600          421,176
Arrow Electronics, Inc. *                                32,286        1,240,751
Avnet, Inc. *                                            74,700        2,961,108
Bell Microproducts, Inc. *                               29,223          190,534
Coast Distribution System, Inc.                           1,700           12,155
Delta Apparel, Inc.                                       4,880           88,572
Educational Development Corp.                             3,920           30,909
En Pointe Technologies, Inc. *                            2,100            8,379
Huttig Building Products, Inc. *                         20,400          154,428
IKON Office Solutions, Inc.                                 200            3,122
Industrial Distribution Group, Inc. *                     3,810           43,015
Kaman Corp.                                                 490           15,283
Lawson Products, Inc.                                       800           30,960
Man Sang Holdings, Inc. *                                 2,220           18,759
NACCO Industries, Inc., Class A                           4,600          715,254
Nu Horizons Electronics Corp. *                          18,005          239,647
Nu Skin Enterprises, Inc., Class A                       27,959          461,324
Park-Ohio Holdings Corp. *                                2,677           73,082
Performance Food Group Co. *                              6,521          211,867
Richardson Electronics Ltd.                              18,081          167,249
Spartan Stores, Inc.                                     15,320          504,181
TESSCO Technologies, Inc. *                               1,245           24,178
W.W. Grainger, Inc.                                      23,600        2,195,980
                                                                     -----------
                                                                       9,955,044
                                                                     -----------
TOTAL COMMON STOCK
(COST $254,005,201)                                                  313,018,020
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT  6.0% OF NET ASSETS

REPURCHASE AGREEMENT 6.0%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 6/29/07, due
   7/02/07 at 4.30% with a maturity value of
   $19,855,406 (fully collateralized by U.S.
   Treasury Bond with a value of $20,422,830).        19,848,294      19,848,294
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $19,848,294)                                                    19,848,294
                                                                     -----------

END OF INVESTMENTS.

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 06/30/07, the tax basis cost of the fund's investments was $274,489,230 and the unrealized gains and losses were $61,855,327 and ($3,478,243), respectively, with a net unrealized appreciation of $58,377,084.

*   Non-income producing security.
(a) All long positions are pledged as collateral for securities sold short.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SHORT SALES  94.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.6%
--------------------------------------------------------------------------------
Bunge Ltd.                                               26,730        2,258,685
Cagle's, Inc., Class A *                                  1,760           13,869
Cuisine Solutions, Inc. *                                 6,810           41,201
Dean Foods Co. *                                         79,522        2,534,366
Farmer Brothers Co.                                       7,400          167,462
Hansen Natural Corp. *                                    3,100          133,238
PepsiAmericas, Inc.                                      10,700          262,792
The Hershey Co.                                             550           27,841
The Pepsi Bottling Group, Inc.                              380           12,798
                                                                     -----------
                                                                       5,452,252
AIRLINES 1.1%
--------------------------------------------------------------------------------
ABX Air, Inc. *                                           8,780           70,767
AMR Corp. *                                              94,019        2,477,400
JetBlue Airways Corp. *                                  98,400        1,156,200
                                                                     -----------
                                                                       3,704,367
AUTOS 0.1%
--------------------------------------------------------------------------------
Commercial Vehicle Group, Inc. *                         20,825          387,970
Proliance International, Inc. *                          13,000           40,300
                                                                     -----------
                                                                         428,270
BANKS & CREDIT INSTITUTIONS 4.8%
--------------------------------------------------------------------------------
Astoria Financial Corp.                                  79,500        1,990,680
Capitol Federal Financial                                19,846          732,714
Cash Systems, Inc. *                                     13,490           91,732
Citizens Banking Corp.                                   18,612          340,600
Commerce Bancorp, Inc.                                   35,450        1,311,295
Flagstar Bancorp, Inc.                                      560            6,748
IndyMac Bancorp, Inc.                                    52,000        1,516,840
Investors Bancorp, Inc. *                                   500            6,715
Kearny Financial Corp.                                   16,156          217,783
Municipal Mortgage & Equity
    LLC                                                  25,044          610,573
Nelnet, Inc., Class A                                    18,900          461,916
New York Community Bancorp, Inc.                        170,460        2,901,229
Popular, Inc.                                           145,200        2,333,364
Taylor Capital Group, Inc.                                1,200           33,036
Valley National Bancorp                                  92,725        2,085,385
Wauwatosa Holdings, Inc. *                               10,179          168,361
Webster Financial Corp.                                      23              981
Westamerica Bancorp                                      24,670        1,091,401
                                                                     -----------
                                                                      15,901,353
BASIC MINERALS & METALS 1.3%
--------------------------------------------------------------------------------
Meridian Gold, Inc. *                                    85,200        2,349,816
Olin Corp.                                               36,530          767,130
Walter Industries, Inc.                                  42,500        1,230,800
                                                                     -----------
                                                                       4,347,746
BIOTECHNOLOGY 3.6%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. *                          32,198        1,450,842
Altus Pharmaceuticals, Inc. *                             7,300           84,242
ARIAD Pharmaceuticals, Inc. *                            42,200          231,678
CV Therapeutics, Inc. *                                  40,000          528,400
Cypress Bioscience, Inc. *                               21,870          289,996
CYTOGEN Corp. *                                           2,393            4,666
Dyax Corp. *                                             22,556           94,510
Geron Corp. *                                            43,693          307,599
Human Genome Sciences, Inc. *                           117,350        1,046,762
ImClone Systems, Inc. *                                  52,763        1,865,700
Kosan Biosciences, Inc. *                                 8,170           42,647
Myriad Genetics, Inc. *                                  39,900        1,483,881
Neurocrine Biosciences, Inc. *                           35,400          397,542
Onyx Pharmaceuticals, Inc. *                             27,600          742,440
OSI Pharmaceuticals, Inc. *                              21,595          781,955
Progenics Pharmaceuticals, Inc. *                        20,054          432,565
Seattle Genetics, Inc. *                                 17,000          166,770
Techne Corp. *                                           32,738        1,872,941
                                                                     -----------
                                                                      11,825,136
CELLULAR & WIRELESS 0.4%
--------------------------------------------------------------------------------
Centennial Communications
   Corp. *                                               21,360          202,707
Dobson Communications Corp., Class A *                  109,284        1,214,145
                                                                     -----------
                                                                       1,416,852
CHEMICALS & RUBBER 1.5%
--------------------------------------------------------------------------------
American Vanguard Corp.                                   3,350           47,972
BioSphere Medical, Inc. *                                19,597          138,551
Chemtura Corp.                                          193,100        2,145,341
Georgia Gulf Corp.                                       33,400          604,874
Hexcel Corp. *                                           84,210        1,774,304
Rentech, Inc. *                                          77,700          201,243
                                                                     -----------
                                                                       4,912,285
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
--------------------------------------------------------------------------------
CPI Aerostructures, Inc. *                                  700            5,810

COMMUNICATIONS UTILITIES 1.0%
--------------------------------------------------------------------------------
Crown Media Holdings, Inc.,
   Class A *                                              4,799           34,553
EarthLink, Inc. *                                       127,500          952,425
Global Crossing Ltd. *                                    4,500           84,960
iPCS, Inc.                                                9,050          306,524
North Pittsburgh Systems, Inc.                            1,300           27,625
SBA Communications Corp., Class A *                      32,320        1,085,629
Sohu.com, Inc. *                                         20,100          642,999
The Knot, Inc. *                                          8,420          170,000
Virgin Media, Inc.                                          409            9,967
Windstream Corp.                                          8,490          125,312
                                                                     -----------
                                                                       3,439,994

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
CONSTRUCTION & HOMEBUILDING 3.0%
--------------------------------------------------------------------------------
California Coastal Communities, Inc. *                    1,476           25,003
Centex Corp.                                             49,634        1,990,323
Champion Enterprises, Inc. *                             48,420          475,969
D.R. Horton, Inc.                                         4,843           96,521
Hovnanian Enterprises, Inc., Class A *                   38,660          639,050
KB Home                                                  53,500        2,106,295
M.D.C. Holdings, Inc.                                    31,810        1,538,332
Pulte Homes, Inc.                                        57,800        1,297,610
Sterling Construction Co., Inc. *                         1,500           31,725
The Ryland Group, Inc.                                   33,070        1,235,826
Toll Brothers, Inc. *                                    20,600          514,588
                                                                     -----------
                                                                       9,951,242
CONSTRUCTION MATERIALS 0.3%
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                     1,620           79,461
Headwaters, Inc. *                                       40,600          701,162
Nanophase Technologies Corp. *                            7,600           46,284
                                                                     -----------
                                                                         826,907
CONSUMER DURABLES 0.8%
--------------------------------------------------------------------------------
Brunswick Corp.                                          60,620        1,978,031
Fleetwood Enterprises, Inc. *                            62,700          567,435
Marine  Products Corp.                                    1,000            8,230
                                                                     -----------
                                                                       2,553,696
DRUGS & PHARMACEUTICALS 4.2%
--------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. *                            4,385           59,943
Adams Respiratory Therapeutics, Inc. *                   23,800          937,482
Adolor Corp. *                                           23,500           87,185
Alkermes, Inc. *                                         68,123          994,596
Amylin Pharmaceuticals, Inc. *                           66,068        2,719,359
Cerus Corp. *                                            20,134          136,106
DepoMed, Inc. *                                             100              477
Enzon Pharmaceuticals, Inc. *                            41,310          324,283
Indevus Pharmaceuticals, Inc. *                           1,800           12,114
Inspire Pharmaceuticals, Inc. *                          16,700          105,544
Isis Pharmaceuticals, Inc. *                             27,176          263,064
Keryx Biopharmaceuticals, Inc. *                         36,770          359,243
Martek Biosciences Corp. *                                8,370          217,369
Metabasis Therapeutics, Inc. *                           19,960          139,720
MGI Pharma, Inc. *                                        1,513           33,846
Nektar Therapeutics *                                     4,618           43,825
Neurogen Corp. *                                         23,900          158,696
NitroMed, Inc. *                                          5,700           12,540
NPS Pharmacuticals, Inc. *                               25,300          104,742
Panacos Pharmaceutical, Inc. *                            2,000            6,460
PDL BioPharma, Inc. *                                    78,180        1,821,594
Penwest Pharmaceuticals Co. *                            16,735          208,685
Repros Therapeutics, Inc. *                               9,900          123,750
Rigel Pharmaceuticals, Inc. *                            19,899          177,300
United Therapeutics Corp. *                              17,800        1,134,928
Vertex Pharmaceuticals, Inc. *                           84,535        2,414,320
Xenoport, Inc. *                                         17,079          758,649
ZymoGenetics, Inc. *                                     31,927          466,453
                                                                     -----------
                                                                      13,822,273
ELECTRIC UTILITIES 0.5%
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                 54,201          943,097
Environmental Power Corp. *                              10,120           90,574
Hawaiian Electric Industries, Inc.                       16,700          395,623
Ormat Technologies, Inc.                                  8,130          306,339
                                                                     -----------
                                                                       1,735,633
FINANCIAL INVESTMENTS 0.8%
--------------------------------------------------------------------------------
InterDigital Communications
   Corp. *                                               45,455        1,462,287
Marlin Business Services, Inc. *                         12,192          259,812
Mitcham Industries, Inc. *                                9,595          183,169
Williams Scotsman International, Inc. *                  29,100          692,871
Winmark Corp. *                                           1,366           26,466
                                                                     -----------
                                                                       2,624,605
FOREST PRODUCTS & PAPER 2.2%
--------------------------------------------------------------------------------
Deltic Timber Corp.                                       9,190          503,796
Louisiana-Pacific Corp.                                  94,620        1,790,210
Rayonier, Inc.                                           58,290        2,631,210
Smurfit-Stone Container Corp. *                         164,428        2,188,537
                                                                     -----------
                                                                       7,113,753
FURNITURE & HOUSEHOLD ITEMS 1.4%
--------------------------------------------------------------------------------
Bally Technologies, Inc. *                               46,400        1,225,888
Energy Focus, Inc. *                                     12,600           83,538
Newell Rubbermaid, Inc.                                  93,357        2,747,496
Omnova Solutions, Inc. *                                 39,834          240,996
Progressive Gaming International Corp. *                 30,400          178,448
Russ Berrie & Co., Inc. *                                11,820          220,207
Sealy Corp.                                               2,330           38,491
                                                                     -----------
                                                                       4,735,064
GAS & OTHER PUBLIC UTILITIES 0.2%
--------------------------------------------------------------------------------
American Ecology Corp.                                   10,102          216,385
Cadiz, Inc. *                                             4,360           97,969
TRC Cos., Inc. *                                         12,826          190,210
                                                                     -----------
                                                                         504,564
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
--------------------------------------------------------------------------------
GenCorp, Inc. *                                          20,380          266,366
The Allied Defense Group, Inc. *                          5,330           40,988
                                                                     -----------
                                                                         307,354
HEALTH CARE & HOSPITAL  1.6%
--------------------------------------------------------------------------------
Advocat, Inc. *                                           5,660           68,260
Array BioPharma, Inc. *                                  38,000          443,460
DaVita, Inc. *                                           31,040        1,672,435
Enzo Biochem, Inc. *                                     23,600          352,820
Health Management Associates, Inc., Class A              52,632          597,899
HealthTronics, Inc. *                                    10,500           45,675
Nighthawk Radiology Holdings, Inc. *                      7,000          126,350
Psychiatric Solutions, Inc. *                            15,236          552,457
Quest Diagnostics, Inc.                                  11,300          583,645
Tenet Healthcare Corp. *                                109,760          714,538
                                                                     -----------
                                                                       5,157,539

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
INFORMATION & SERVICES 5.9%
--------------------------------------------------------------------------------
American Reprographics Co. *                             22,000          677,380
Apollo Group, Inc., Class A *                            59,466        3,474,598
Arbinet-thexchange, Inc. *                                2,110           12,723
Arena Pharmaceuticals, Inc. *                            58,700          645,113
Asset Acceptance Capital Corp. *                          2,360           41,772
BearingPoint, Inc. *                                    173,850        1,270,844
Career Education Corp. *                                 86,600        2,924,482
CB Richard Ellis Group, Inc., Class A *                   8,600          313,900
Corinthian Colleges, Inc. *                              71,900        1,171,251
deCODE genetics, Inc. *                                  43,200          161,352
Emeritus Corp. *                                          5,160          159,857
Euronet Worldwide, Inc. *                                24,601          717,365
Evergreen Energy, Inc. *                                 48,560          292,817
Exelixis, Inc. *                                         83,970        1,016,037
Global Cash Access Holdings, Inc. *                      39,130          626,863
Grubb & Ellis Co. *                                      15,340          177,944
Jupitermedia Corp. *                                     19,300          140,504
Maxygen, Inc. *                                          19,290          165,315
Nuvelo, Inc. *                                           46,200          125,664
PeopleSupport, Inc. *                                       708            8,036
Pharmaceutical Product Development, Inc. (PPD)           15,327          586,564
Senomyx, Inc. *                                          25,580          345,330
Strayer Education, Inc.                                   1,688          222,326
Syntroleum Corp. *                                       11,500           31,740
The Advisory Board Co. *                                 16,900          938,964
The Corporate Executive
   Board Co.                                             31,900        2,070,629
Universal Technical Institute,
   Inc. *                                                21,300          540,807
UTI Worldwide, Inc.                                       6,400          171,456
Weight Watchers International, Inc.                      10,290          523,144
                                                                     -----------
                                                                      19,554,777
INSTRUMENTS 4.4%
--------------------------------------------------------------------------------
Caliper Life Sciences, Inc. *                             2,700           12,663
Cantel Medical Corp. *                                   15,900          270,459
CAS Medical Systems, Inc. *                                 900            6,363
Cyberonics, Inc. *                                       17,700          297,714
Daxor Corp. *                                               200            3,052
Dexcom, Inc. *                                           16,849          137,993
Endologix, Inc. *                                        28,030          125,294
FormFactor, Inc. *                                       19,970          764,851
I-Flow Corp. *                                           22,151          370,808
Intuitive Surgical, Inc. *                               24,700        3,427,619
LoJack Corp. *                                           19,900          443,571
Luminex Corp. *                                          19,070          234,752
Measurement Specialties, Inc. *                          13,493          319,514
Mentor Corp.                                             33,200        1,350,576
Millipore Corp. *                                        38,400        2,883,456
Napco Security Systems, Inc. *                           18,700          117,810
NMT Medical, Inc. *                                       8,260           98,129
OraSure Technologies, Inc. *                             47,500          388,550
Photon Dynamics, Inc. *                                  18,500          201,650
RAE Systems, Inc. *                                       9,600           22,176
Regeneration Technologies, Inc. *                        30,559          343,789
STAAR Surgical Co. *                                      8,486           32,416
Symmetry Medical, Inc. *                                  2,770           44,348
Synergetics USA, Inc. *                                   7,510           26,210
The Cooper Cos., Inc.                                    35,620        1,899,258
ThermoGenesis Corp. *                                    28,700           79,212
Varian Medical Systems, Inc. *                            9,100          386,841
Vnus Medical Technologies *                              15,370          205,958
                                                                     -----------
                                                                      14,495,032
INSURANCE 2.9%
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                      91,300        2,295,282
First Acceptance Corp. *                                 17,940          182,270
Leucadia National Corp.                                  79,051        2,786,548
Provident Financial Services, Inc.                       52,370          825,351
Safety Insurance Group, Inc.                              6,692          277,049
White Mountains Insurance Group Ltd.                      5,107        3,094,944
                                                                     -----------
                                                                       9,461,444
IT HARDWARE 6.4%
--------------------------------------------------------------------------------
ADTRAN, Inc.                                             13,505          350,725
Advanced Micro Devices, Inc. *                          239,700        3,427,710
Altera Corp.                                            158,520        3,508,048
Bookham, Inc. *                                          25,300           56,925
California Micro Devices Corp. *                             10               40
Carrier Access Corp. *                                   14,785           69,342
Comarco, Inc.                                             7,730           48,699
Crown Castle International Corp. *                        1,200           43,524
DDi Corp. *                                              19,068          152,353
Energy Conversion Devices, Inc. *                        30,600          943,092
Foundry Networks, Inc. *                                110,656        1,843,529
Ikanos Communications, Inc. *                            20,600          156,766
Itron, Inc. *                                            21,706        1,691,766
IXYS Corp. *                                             16,715          139,570
Leadis Technology, Inc. *                                13,400           47,034
Metalink Ltd. *                                           2,600           14,248
Microchip Technology, Inc.                               13,167          487,706
Nam Tai Electronics, Inc.                                21,514          256,447
Nanometrics, Inc. *                                      17,985          123,377
National Semiconductor Corp.                              6,790          191,953
Netlogic Microsystems, Inc. *                               100            3,184
O2Micro International Ltd. - ADR *                       26,910          298,028
Planar Systems, Inc. *                                   19,000          142,310
Plexus Corp. *                                           44,600        1,025,354
Power-One, Inc. *                                        68,360          272,073
Powerwave Technologies, Inc. *                          105,670          707,989
Rambus, Inc. *                                           81,915        1,472,832
RF Monolithics, Inc. *                                    4,270           21,948
Sigmatel, Inc. *                                         31,300           90,770
Silicon Laboratories, Inc. *                             10,600          366,866
Sparton Corp. *                                           1,700           12,240
Staktek Holdings, Inc. *                                 13,522           53,141
Teradyne, Inc. *                                        156,400        2,749,512
Universal Display Corp. *                                 4,800           75,408
Virage Logic Corp. *                                     12,121           88,968
Vyyo, Inc. *                                             13,400           88,976

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Xilinx, Inc.                                              1,940           51,934
                                                                     -----------
                                                                      21,074,387
LAND & WATER TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                       1,780           69,367
Celadon Group, Inc. *                                    13,458          213,982
Con-way, Inc.                                            11,690          587,306
Expeditors International of Washington, Inc.                100            4,130
Forward Air Corp.                                        18,490          630,324
Genesee & Wyoming, Inc.,
   Class A *                                             34,600        1,032,464
Heartland Express, Inc.                                  43,145          703,263
Iron Mountain, Inc. *                                    37,695          984,970
Landstar System, Inc.                                     1,397           67,405
Quality Distribution, Inc. *                              9,332          104,798
Rural/Metro Corp. *                                      23,200          132,472
Sirva, Inc. *                                            23,300           46,134
The Greenbrier Cos., Inc.                                11,380          343,904
Trailer Bridge, Inc. *                                    2,720           33,211
Universal Truckload Services,
   Inc. *                                                   200            3,974
USA Truck, Inc. *                                         6,223          103,302
YRC Worldwide, Inc. *                                    51,402        1,891,594
                                                                     -----------
                                                                       6,952,600
MAINFRAME & MINICOMPUTERS 0.7%
--------------------------------------------------------------------------------
Scientific Games Corp., Class A *                        63,200        2,208,840

METAL PRODUCTS & MACHINERY 5.1%
--------------------------------------------------------------------------------
Actuant Corp., Class A                                      310           19,549
Blount International, Inc. *                             35,340          462,247
Briggs & Stratton Corp.                                  44,950        1,418,622
CLARCOR, Inc.                                            40,050        1,499,071
Columbus McKinnon Corp. *                                16,994          547,207
Drew Industries, Inc. *                                  12,900          427,506
Environmental Tectonics Corp. *                           5,200           12,012
Flow International Corp. *                               34,000          428,400
Franklin Electric Co., Inc.                              18,400          868,112
Graco, Inc.                                              52,644        2,120,500
Joy Global, Inc.                                         52,400        3,056,492
Omega Flex, Inc.                                          1,810           35,042
Pentair, Inc.                                               988           38,107
Plug Power, Inc. *                                       36,700          115,238
Spectrum Brands, Inc. *                                  37,900          256,583
Tecumseh Products Co.,
   Class B *                                              6,157           91,493
The Black & Decker Corp.                                 31,590        2,789,713
Ultralife Batteries, Inc. *                              12,800          134,656
Zebra Technologies Corp.,
   Class A *                                             64,000        2,479,360
                                                                     -----------
                                                                      16,799,910
MISCELLANEOUS FINANCE 2.1%
--------------------------------------------------------------------------------
Calamos Asset Management, Inc., Class A                  20,963          535,605
E*TRADE Financial Corp. *                               116,028        2,563,058
Jefferies Group, Inc.                                    54,020        1,457,460
Nasdaq Stock Market, Inc. *                              70,906        2,106,617
optionsXpress Holdings, Inc.                              1,865           47,856
Sanders Morris Harris Group, Inc.                        13,300          154,812
Thomas Weisel Partners Group, Inc. *                      7,400          123,210
                                                                     -----------
                                                                       6,988,618
OIL & COAL RESOURCES 4.1%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                           4,110           85,447
Berry Petroleum Co., Class A                              2,610           98,345
Clayton Williams Energy, Inc. *                           5,627          148,947
CREDO Petroleum Corp. *                                     160            2,128
Delta Petroleum Corp. *                                  48,000          963,840
Denbury Resources, Inc. *                                70,620        2,648,250
Double Eagle Petroleum Co. *                              3,900           69,576
Edge Petroleum Corp. *                                   18,600          260,586
Encore Acquisition Co. *                                 44,200        1,228,760
FX Energy, Inc. *                                        35,300          322,995
Infinity Energy Resources, Inc. *                           350            1,081
Massey Energy Co.                                        17,090          455,449
Newfield Exploration Co. *                                  200            9,110
Pioneer Natural Resources Co.                             9,200          448,132
Pogo Producing Co.                                        4,990          253,442
Questar Corp.                                            15,881          839,311
Quicksilver Resources, Inc. *                            44,300        1,974,894
Southwestern Energy Co. *                                 1,902           84,639
TXCO Resources, Inc. *                                   26,100          268,308
Ultra Petroleum Corp. *                                  51,451        2,842,153
Warren Resources, Inc. *                                 42,646          498,105
                                                                     -----------
                                                                      13,503,498
OIL DISTRIBUTION 0.8%
--------------------------------------------------------------------------------
Cheniere Energy, Inc. *                                  42,400        1,644,696
Kinder Morgan Management
   LLC *                                                  3,277          170,076
World Fuel Services Corp.                                23,500          988,410
                                                                     -----------
                                                                       2,803,182
OIL DRILLING & SERVICES 1.5%
--------------------------------------------------------------------------------
BJ Services Co.                                          74,860        2,129,018
Patterson-UTI Energy, Inc.                              106,587        2,793,645
TETRA Technologies, Inc. *                                  230            6,486
TGC Industries, Inc. *                                   17,955          195,710
                                                                     -----------
                                                                       5,124,859
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
--------------------------------------------------------------------------------
Ampex Corp., Class A *                                      580            7,650
Avid Technology, Inc. *                                  23,600          834,260
Dot Hill Systems Corp. *                                     20               72
Intermec, Inc. *                                          5,140          130,094
Lexmark International, Inc.,
   Class A *                                              8,400          414,204
Mobility Electronics, Inc. *                             20,500           77,285
                                                                     -----------
                                                                       1,463,565
PUBLISHING, BROADCASTING & CINEMA 2.3%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                       6,640          153,052
CKX, Inc. *                                              20,900          288,838
DreamWorks Animation SKG, Inc., Class A *                10,232          295,091
R.H. Donnelley Corp. *                                   40,050        3,034,989

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Sun-Times Media Group, Inc., Class A                     55,710          292,477
The New York Times Co., Class A                          61,000        1,549,400
XM Satellite Radio Holdings, Inc., Class A *            156,034        1,836,520
Young Broadcasting, Inc.,
   Class A *                                                646            2,384
                                                                     -----------
                                                                       7,452,751
REAL ESTATE DEVELOPMENT 0.4%
--------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                              5,500          381,095
Forest City Enterprises, Inc., Class A                   11,780          724,234
Levitt Corp., Class A                                    11,520          108,634
Tejon Ranch Co. *                                         4,700          207,740
The St. Joe Co.                                           1,000           46,340
                                                                     -----------
                                                                       1,468,043
REAL ESTATE INVESTMENT TRUSTS 8.3%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                       1,700          687,225
Alexandria Real Estate Equities, Inc.                     8,480          821,034
AMB Property Corp.                                       20,700        1,101,654
Apartment Investment & Management Co., Class A           27,949        1,409,188
AvalonBay Communities, Inc.                               2,500          297,200
BRE Properties, Inc.                                     39,709        2,354,347
Camden Property Trust                                    36,240        2,426,993
Cousins Properties, Inc.                                 12,690          368,137
EastGroup Properties, Inc.                               20,200          885,164
Essex Property Trust, Inc.                                   86           10,002
First Industrial Realty Trust, Inc.                      13,443          521,051
General Growth Properties, Inc.                              10              529
Glimcher Realty Trust                                    32,440          811,000
Kilroy Realty Corp.                                      28,200        1,997,688
Plum Creek Timber Co., Inc.                              74,800        3,116,168
Post Properties, Inc.                                    30,791        1,605,135
Public Storage                                           15,600        1,198,392
Regency Centers Corp.                                    32,000        2,256,000
Tanger Factory Outlet Centers, Inc.                       1,700           63,665
UDR, Inc.                                                86,114        2,264,798
Ventas, Inc.                                             51,600        1,870,500
Washington Real Estate Investment Trust                  37,700        1,281,800
                                                                     -----------
                                                                      27,347,670
RESTAURANTS, HOTELS & THEATERS 2.6%
--------------------------------------------------------------------------------
AMERCO *                                                  9,141          690,146
BJ's Restaurants, Inc. *                                 15,900          313,866
Buca, Inc. *                                              5,359           18,756
Domino's Pizza, Inc.                                     32,500          593,775
Isle of Capri Casinos, Inc. *                             3,100           74,276
Las Vegas Sands Corp. *                                   6,289          480,417
Magna Entertainment Corp., Class A *                     15,200           44,384
MoneyGram International, Inc.                            74,095        2,070,955
Nevada Gold & Casinos, Inc. *                            11,200           22,624
Orient-Express Hotels Ltd.,
   Class A                                                1,380           73,692
P.F. Chang's China Bistro, Inc. *                        15,300          538,560
Peet's Coffee & Tea, Inc. *                               8,570          211,079
Red Robin Gourmet Burgers,
   Inc. *                                                10,456          422,109
Ruth's Chris Steak House, Inc. *                          5,900          100,241
Six Flags, Inc. *                                        45,170          275,085
Texas Roadhouse, Inc., Class A *                         13,918          178,011
The Cheesecake Factory, Inc. *                           20,381          499,742
Wendy's International, Inc.                               3,600          132,300
Westwood One, Inc.                                       42,629          306,503
Wynn Resorts Ltd. *                                      17,378        1,558,633
                                                                     -----------
                                                                       8,605,154
RETAIL 3.3%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                   37,610          493,067
Advance Auto Parts, Inc.                                    200            8,106
Borders Group, Inc.                                      56,400        1,074,984
Chico's FAS, Inc. *                                      12,800          311,552
Guitar Center, Inc. *                                     4,160          248,810
MarineMax, Inc. *                                        16,350          327,327
Pacific Sunwear of California,
   Inc. *                                                65,200        1,434,400
PetMed Express, Inc. *                                   18,600          238,824
Pier 1 Imports, Inc.                                     84,600          718,254
Saks, Inc.                                               93,740        2,001,349
The Pantry, Inc. *                                       21,700        1,000,370
Tractor Supply Co. *                                      9,900          515,295
Tuesday Morning Corp.                                    11,100          137,196
United Retail Group, Inc. *                              12,472          145,049
Urban Outfitters, Inc. *                                 91,100        2,189,133
Whole Foods Market, Inc.                                  5,974          228,804
                                                                     -----------
                                                                      11,072,520
SOFTWARE 6.5%
--------------------------------------------------------------------------------
Adept Technology, Inc. *                                    960            5,962
Advent Software, Inc. *                                  17,500          569,625
Agile Software Corp. *                                   52,400          422,344
ANSYS, Inc. *                                            16,077          426,041
Aptimus, Inc. *                                           5,800           39,382
Autodesk, Inc. *                                         65,305        3,074,559
Blackbaud, Inc.                                           4,874          107,618
Citrix Systems, Inc. *                                      330           11,111
Cogent, Inc. *                                           34,380          505,042
Computer Programs and Systems, Inc.                       9,100          281,918
Concur Technologies, Inc. *                              26,621          608,290
CoStar Group, Inc. *                                        100            5,288
Emageon, Inc. *                                          14,000          126,280
eResearch Technology, Inc. *                             33,400          317,634
F5 Networks, Inc. *                                      14,140        1,139,684
Global Payments, Inc.                                     8,400          333,060
Mercury Computer Systems, Inc. *                         18,190          221,918
Morningstar, Inc. *                                       7,530          354,098
MSC.Software Corp. *                                     38,600          522,644
NAVTEQ Corp. *                                           74,600        3,158,564
Net 1 UEPS Technologies, Inc. *                          45,179        1,091,073
Opsware, Inc. *                                           3,300           31,383

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Q-Med, Inc. *                                            15,286           59,615
Red Hat, Inc. *                                           6,020          134,126
RightNow Technologies, Inc. *                            15,390          252,550
Salesforce.com, Inc. *                                   30,230        1,295,658
SRA International, Inc., Class A *                       31,140          786,596
Streamline Health Solutions *                            10,100           42,420
SupportSoft, Inc. *                                      12,600           68,796
Technology Solutions Co. *                                2,518           16,417
The Ultimate Software Group,
   Inc. *                                                    70            2,025
TheStreet.com, Inc.                                       2,800           30,464
Transaction Systems Architects, Inc. *                   36,400        1,225,224
VeriSign, Inc. *                                        115,907        3,677,729
Visicu, Inc. *                                            7,800           71,370
Visual Sciences, Inc. *                                  17,800          275,366
Websense, Inc. *                                          9,510          202,088
                                                                     -----------
                                                                      21,493,962
TEXTILES & APPAREL 1.1%
--------------------------------------------------------------------------------
Ashworth, Inc. *                                         14,494          101,458
Hartmarx Corp. *                                         23,290          185,621
K-Swiss, Inc., Class A                                   24,100          682,753
Liz Claiborne, Inc.                                       1,000           37,300
Phoenix Footwear Group, Inc. *                            1,780            5,874
Quiksilver, Inc. *                                      101,200        1,429,956
Rocky Brands, Inc. *                                      2,620           48,522
The Timberland Co., Class A *                            47,800        1,204,082
Under Armour, Inc., Class A *                               850           38,803
                                                                     -----------
                                                                       3,734,369
WHOLESALE 2.7%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                          51,600        1,799,808
BlueLinx Holdings, Inc.                                  12,510          131,230
Brightpoint, Inc. *                                      49,100          677,089
H&E Equipment Services, Inc. *                           12,000          332,880
Lazare Kaplan International, Inc. *                       8,740           69,221
Owens & Minor, Inc.                                         990           34,590
Patterson Cos., Inc. *                                   71,100        2,649,897
UAP Holding Corp.                                        33,679        1,015,085
WESCO International, Inc. *                              36,360        2,197,962
                                                                     -----------
                                                                       8,907,762
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $311,318,609)                                              311,279,638
                                                                     -----------

END OF SHORT SALE POSITIONS.

*  Non-income producing security
ADR -- American Depositary Receipt

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
 93.9 %  COMMON STOCK                                83,996,175      94,293,794
  2.0 %  PREFERRED STOCK                              1,596,721       2,007,256
   -- %  RIGHTS                                              --              --
  4.5 %  SHORT-TERM INVESTMENT                        4,498,000       4,498,000
--------------------------------------------------------------------------------
100.4 %  TOTAL INVESTMENTS                           90,090,896     100,799,050
 (0.4)%  OTHER ASSETS AND
         LIABILITIES                                                   (382,120)
--------------------------------------------------------------------------------
100.0 %  NET ASSETS                                                 100,416,930

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
COMMON STOCK  93.9% OF NET ASSETS

ARGENTINA 0.2%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.1%
Telecom Argentina S.A. ADR *                              4,900          122,108
Telefonica de Argentina
   S.A. ADR                                               1,500           29,190
                                                                     -----------
                                                                         151,298
OIL DISTRIBUTION 0.1%
--------------------------------------------------------------------------------
Petrobras Energia Participaciones S.A. ADR *              9,400          101,990
                                                                     -----------
                                                                         253,288
AUSTRALIA 6.0%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Qantas Airways Ltd.                                      41,600          197,374

BANKS & CREDIT INSTITUTIONS 0.5%
Suncorp-Metway Ltd.                                      31,100          531,163

BASIC MINERALS & METALS 0.8%
BlueScope Steel Ltd.                                     31,100          272,191
Jubilee Mines NL                                          6,400           86,212
Minara Resources Ltd.                                    18,100          111,009
OneSteel Ltd.                                             5,100           27,742
Zinifex Ltd.                                             16,500          261,667
                                                                     -----------
                                                                         758,821
BEER, LIQUOR, & TOBACCO 0.4%
Foster's Group Ltd.                                      66,900          361,013

CHEMICALS & RUBBER 0.3%
Orica Ltd.                                               13,700          345,212

CONSTRUCTION & HOMEBUILDING 0.2%
Leighton Holdings Ltd.                                    5,600          195,194

CONSTRUCTION MATERIALS 0.3%
Adelaide Brighton Ltd.                                   28,400           88,212
Boral Ltd.                                               26,800          198,939
                                                                     -----------
                                                                         287,151
DRUGS & PHARMACEUTICALS 0.3%
CSL Ltd.                                                  3,800          282,862

ELECTRIC UTILITIES 0.3%
Origin Energy Ltd.                                       32,700          274,961

FURNITURE & HOUSEHOLD ITEMS 0.2%
Amcor Ltd.                                               37,200          235,565

GAS & OTHER PUBLIC UTILITIES 0.2%
AGL Energy Ltd.                                          19,500          250,569

INFORMATION & SERVICES 0.2%
WorleyParsons Ltd.                                        7,300          209,985

INSURANCE 0.3%
Insurance Australia Group Ltd.                           70,700          341,024

MISCELLANEOUS FINANCE 0.3%
ASX Ltd.                                                  7,100          292,386

OIL & COAL RESOURCES 0.1%
Santos Ltd.                                              11,900          140,509

OIL DISTRIBUTION 0.1%
Caltex Australia Ltd.                                     5,500          110,134

REAL ESTATE DEVELOPMENT 0.3%
Lend Lease Corp., Ltd.                                   17,800          279,412

REAL ESTATE INVESTMENT TRUSTS 0.3%
Babcock & Brown Ltd.                                     10,500          284,640

RESTAURANTS, HOTELS & THEATERS 0.2%
TABCORP Holdings Ltd.                                    11,300          164,186

RETAIL 0.3%
Coles Group Ltd.                                         10,500          143,360
Goodman Fielder Ltd.                                     66,800          137,469
                                                                     -----------
                                                                         280,829
TEXTILES & APPAREL 0.1%
Pacific Brands Ltd.                                      17,900           52,270

WHOLESALE 0.1%
Sims Group Ltd.                                           5,300          118,888
                                                                     -----------
                                                                       5,994,148
AUSTRIA 1.6%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.5%
Voestalpine AG                                            5,600          470,736

CELLULAR & WIRELESS 0.2%
Telekom Austria AG                                        9,200          229,105

CONSTRUCTION MATERIALS 0.2%
Wienerberger AG                                           2,600          191,179

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
GAS & OTHER PUBLIC UTILITIES 0.2%
EVN AG                                                    1,980          246,475

OIL DISTRIBUTION 0.2%
OMV AG                                                    3,400          226,797

REAL ESTATE DEVELOPMENT 0.3%
Immofinanz Immobilien Analagen AG *                      20,000          291,263
                                                                     -----------
                                                                       1,655,555
BELGIUM 1.5%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.4%
Umicore                                                   1,700          368,594

COMMUNICATIONS UTILITIES 0.2%
Belgacom S.A.                                             5,400          238,994

INFORMATION & SERVICES 0.3%
Agfa Gevaert N.V.                                         8,000          206,362
S.A. D'Ieteren N.V.                                         164           73,312
                                                                     -----------
                                                                         279,674

REAL ESTATE DEVELOPMENT 0.1%
Cofinimmo                                                   400           76,169

RETAIL 0.5%
Delhaize Group                                            5,400          530,394
                                                                     -----------
                                                                       1,493,825
BRAZIL 0.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.0%
Banco Nossa Caixa S.A. *                                  1,900           30,238

BASIC MINERALS & METALS 0.1%
Companhia Siderurgica Nacional S.A. (CSN)                   800           41,389
Sider Paulista Cos.                                         600           39,658
                                                                     -----------
                                                                          81,047

BEER, LIQUOR, & TOBACCO 0.1%
Souza Cruz S.A.                                           4,200          100,809

CHEMICALS & RUBBER 0.0%
Copesul-Companhia Petroquinica do Sul                     1,700           32,370

ELECTRIC UTILITIES 0.1%
EDP - Energias do Brasil S.A. *                           3,800           78,009

GAS & OTHER PUBLIC UTILITIES 0.2%
Companhia de Saneamento Basico do Estado de Sao
   Paulo *                                                6,120          133,314
                                                                     -----------
                                                                         455,787
CANADA 5.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Saputo, Inc.                                              7,340          303,178

BASIC MINERALS & METALS 1.0%
Aur Resources, Inc.                                         840           24,997
Gerdau Ameristeel Corp.                                  16,500          243,802
Inmet Mining Corp.                                        3,510          271,508
Sherritt International Corp.                             12,550          172,596
Teck Cominco Ltd., Class B                                5,900          250,345
                                                                     -----------
                                                                         963,248

CHEMICALS & RUBBER 0.7%
Agrium, Inc.                                              4,280          187,593
Methanex Corp.                                            7,904          196,181
Potash Corp. of Saskatchewan, Inc.                        4,600          359,622
                                                                     -----------
                                                                         743,396

COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
ACE Aviation Holdings, Inc., Class A *                    1,300           32,779

COMMUNICATIONS UTILITIES 0.3%
Telus Corp.                                               4,300          253,297

DRUGS & PHARMACEUTICALS 0.3%
Biovail Corp.                                            11,600          295,649

ELECTRIC UTILITIES 0.5%
ATCO Ltd., Class I                                        2,210          115,910
Canadian Utilities Ltd., Class A                          7,900          343,365
                                                                     -----------
                                                                         459,275

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Bombardier, Inc., Class B *                              16,100           96,729

INSURANCE 0.3%
Industrial Alliance Insurance and Financial
   Services, Inc.                                         2,500           92,701
Power Corp. of Canada                                     6,300          232,484
                                                                     -----------
                                                                         325,185

IT HARDWARE  0.2%
Celestica, Inc. *                                         1,500            9,462
Nortel Networks Corp. *                                   9,109          219,591
                                                                     -----------
                                                                         229,053

LAND & WATER TRANSPORTATION 0.1%
Canadian Pacific Railway Ltd.                             1,100           75,970

OIL & COAL RESOURCES 0.7%
Addax Petroleum Corp.                                     7,800          291,717
Canetic Resources Trust                                  15,400          250,390
Harvest Energy Trust                                      5,200          160,845
Talisman Energy, Inc.                                     1,310           25,333
                                                                     -----------
                                                                         728,285

OIL DRILLING & SERVICES 0.1%
Ensign Energy Services, Inc.                              3,700           65,994
Trican Well Service Ltd.                                  1,210           24,637
                                                                     -----------
                                                                          90,631

PUBLISHING, BROADCASTING & CINEMA 0.0%
Corus Entertainment, Inc., Class B                          600           28,050

REAL ESTATE DEVELOPMENT 0.2%
MI Developments, Inc., Class A                            4,300          156,540

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
REAL ESTATE INVESTMENT TRUSTS 0.1%
Calloway Real Estate Investment Trust                     4,070           96,052

RETAIL 0.0%
Alimentation Couche-Tard, Inc., Class B                     445            9,178

SOFTWARE 0.2%
CGI Group, Inc., Class A *                               20,430          229,184

WHOLESALE 0.4%
George Weston Ltd.                                        4,800          360,704
                                                                     -----------
                                                                       5,476,383
CHILE 0.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Embotelladora Andina S.A. Series A ADR                    1,817           34,759
Embotelladora Andina S.A. Series B ADR                    2,000           40,980
                                                                     -----------
                                                                          75,739
AIRLINES 0.1%
Lan Airlines S.A. ADR                                     1,900          159,885

BEER, LIQUOR, & TOBACCO 0.1%
Compania Cervecerias Unidas S.A. ADR                      2,000           73,740

ELECTRIC UTILITIES 0.0%
Enersis S.A. ADR                                          1,600           32,080

INSURANCE 0.0%
Administradora de Fondos de Pensiones Provida
   S.A. ADR                                                 266            8,334
                                                                     -----------
                                                                         349,778
CHINA 2.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
Industrial and Commercial Bank of China (Asia)
   Ltd.                                                  36,000           76,472

BASIC MINERALS & METALS 0.1%
Jiangxi Copper Co., Ltd., Class H                        81,000          136,078

BEER, LIQUOR, & TOBACCO 0.1%
Beijing Enterprise Holdings Ltd.                         26,000           98,675

DRUGS & PHARMACEUTICALS 0.1%
Shanghai Industrial Holdings Ltd.                        39,000          149,612

ELECTRIC UTILITIES 0.2%
Datang International Power Generation Co., Ltd.,
   Class H                                               90,000          139,149
Huadian Power International Corp., Ltd., Class H         68,000           35,255
                                                                     -----------
                                                                         174,404
INSURANCE 0.1%
PICC Property & Casualty Co., Ltd., Class H *           188,000          153,022

LAND & WATER TRANSPORTATION 0.5%
China COSCO Holdings Co., Ltd., Class H                 134,550          193,394
China Shipping Container Lines Co., Ltd.,
   Class H                                              185,000          126,268
Sinotrans Ltd., Class H                                 168,000           79,396
Zhejiang Expressway Co., Ltd., Class H                   86,000           92,282
                                                                     -----------
                                                                         491,340
METAL PRODUCTS & MACHINERY 0.3%
China International Marine Containers (Group)
   Co., Ltd., Class B                                    48,960          120,903
Harbin Power Equipment Co., Ltd., Class H                44,000           66,532
Shanghai Electric Group Co., Ltd., Class H              188,000           84,692
                                                                     -----------
                                                                         272,127
OIL & COAL RESOURCES 0.2%
Yanzhou Coal Mining Co., Ltd., Class H                  108,000          164,425

REAL ESTATE DEVELOPMENT 0.1%
Guangzhou Investment Co., Ltd. (a)                      228,000           58,078

SOFTWARE 0.1%
Lenovo Group Ltd.                                       256,000          150,980

TEXTILES & APPAREL 0.1%
Weiqiao Textile Co., Ltd., Class H                       45,000          100,931

WHOLESALE 0.1%
Dongfeng Motor Corp., Class H                           167,000           88,868
TPV Technology Ltd.                                      68,000           47,044
                                                                     -----------
                                                                         135,912
                                                                     -----------
                                                                       2,162,056
DENMARK 0.7%
--------------------------------------------------------------------------------
BEER, LIQUOR, & TOBACCO 0.4%
Carlsberg A/S, Class B                                    3,200          386,809

DRUGS & PHARMACEUTICALS 0.3%
H. Lundbeck A/S                                          11,700          296,428
                                                                     -----------
                                                                         683,237
EGYPT 0.4%
--------------------------------------------------------------------------------
CELLULAR & WIRELESS 0.2%
Egyptian Co. for Mobile Services                          5,400          169,802

COMMUNICATIONS UTILITIES 0.2%
Telecom Egypt                                            80,000          246,500
                                                                     -----------
                                                                         416,302

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
FINLAND 1.8%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.7%
Outokumpu Oyj                                             9,500          319,520
Rautaruukki Oyj                                           6,400          408,840
                                                                     -----------
                                                                         728,360
CELLULAR & WIRELESS 0.3%
Elisa Oyj                                                12,000          327,112

FOREST PRODUCTS & PAPER 0.1%
Stora Enso Oyj, Class R                                   2,394           45,044
UPM-Kymmene Oyj                                             600           14,766
                                                                     -----------
                                                                          59,810
FURNITURE & HOUSEHOLD ITEMS 0.1%
Amer Sports Oyj, Class A                                  2,951           72,836

INSURANCE 0.2%
Sampo Oyj, Class A                                        7,000          201,549

METAL PRODUCTS & MACHINERY 0.4%
Wartsila Corp., Class B                                   5,800          381,399

SOFTWARE 0.0%
TietoEnator Oyj                                             515           16,547
                                                                     -----------
                                                                       1,787,613
FRANCE 5.0%
--------------------------------------------------------------------------------
AIRLINES 0.4%
Air France-KLM                                            8,400          390,847

AUTOS 0.3%
PSA Peugeot Citroen                                       2,800          225,569
Societe Fonciere Financiere et de Participations
   (FFP)                                                    232           72,321
                                                                     -----------
                                                                         297,890
BASIC MINERALS & METALS 0.5%
Eramet                                                    1,120          298,076
Nexans S.A.                                               1,000          165,992
                                                                     -----------
                                                                         464,068
CHEMICALS & RUBBER 0.7%
Compagnie Generale des Etablissements Michelin,
   Class B                                                4,978          695,643

CONSTRUCTION MATERIALS 0.3%
Ciments Francais S.A.                                     1,520          348,288

FOREST PRODUCTS & PAPER 0.0%
Sequana Capital                                             334            9,913

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Thales S.A.                                               6,000          366,641

INSURANCE 0.2%
CNP Assurances                                            1,600          204,446

IT HARDWARE 0.3%
Thomson *                                                18,000          344,236

LAND & WATER TRANSPORTATION 0.0%
Financiere de l'Odet                                         24           10,413

MISCELLANEOUS FINANCE 0.2%
Natixis                                                   7,700          187,662

PUBLISHING, BROADCASTING & CINEMA 0.1%
Havas S.A.                                               24,000          135,883

REAL ESTATE DEVELOPMENT 0.2%
Fonciere des Regions                                        900          131,279
Nexity                                                    1,200          100,066
                                                                     -----------
                                                                         231,345
RESTAURANTS, HOTELS & THEATERS 0.4%
Sodexho Alliance S.A.                                     5,100          364,684

SOFTWARE 0.8%
Atos Origin S.A. *                                        3,600          225,983
Cap Gemini S.A.                                           7,500          548,313
                                                                     -----------
                                                                         774,296
TEXTILES & APPAREL 0.2%
Christian Dior S.A.                                       1,700          219,991
                                                                     -----------
                                                                       5,046,246
GERMANY 3.1%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.7%
Salzgitter AG                                             2,400          464,459
ThyssenKrupp AG                                           4,800          285,891
                                                                     -----------
                                                                         750,350
CHEMICALS & RUBBER 0.4%
Altana AG                                                 4,800          115,938
Lanxess                                                   5,700          318,675
                                                                     -----------
                                                                         434,613
COMMERCIAL AIRCRAFT & COMPONENTS 0.2%
MTU Aero Engines Holding AG                               2,700          175,702

ELECTRIC UTILITIES 0.0%
MVV Energie AG                                              292           12,326

GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Rheinmetall AG                                            2,800          260,695

INFORMATION & SERVICES 0.6%
Bilfinger Berger AG                                       2,000          177,771
TUI AG *                                                 15,000          415,709
                                                                     -----------
                                                                         593,480
IT HARDWARE 0.6%
Epcos AG                                                  3,500           68,796
Infineon Technologies AG *                               30,000          498,293
                                                                     -----------
                                                                         567,089
METAL PRODUCTS & MACHINERY 0.1%
KSB AG                                                      100           71,617

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.2%
Heidelberger Druckmaschinen AG                            4,500          218,291
                                                                     -----------
                                                                       3,084,163

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
GREECE 1.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.3%
Agricultural Bank of Greece                              50,000          260,219

COMMUNICATIONS UTILITIES 0.2%
Hellenic Telecommunications Organization S.A.
   (OTE)                                                  8,100          251,051

ELECTRIC UTILITIES 0.3%
Public Power Corp. S.A. (PPC)                            11,700          329,740

OIL DISTRIBUTION 0.3%
Hellenic Petroleum S.A.                                  16,000          257,358
                                                                     -----------
                                                                       1,098,368
HONG KONG 2.9%
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS 0.0%
Cheung Kong Infrastructure Holdings Ltd.                  1,000            3,690

ELECTRIC UTILITIES 0.2%
CLP Holdings Ltd.                                         3,500           23,495
Hongkong Electric Holdings Ltd.                          28,500          143,763
                                                                     -----------
                                                                         167,258
GAS & OTHER PUBLIC UTILITIES 0.1%
Guangdong Investment Ltd.                               132,000           76,927

INSURANCE 0.3%
Jardine Matheson Holdings Ltd.                           10,400          247,712

IT HARDWARE 0.1%
Semiconductor Manufacturing International Corp.*        357,000           48,930
Vtech Holdings Ltd.                                       8,000           67,491
                                                                     -----------
                                                                         116,421
LAND & WATER TRANSPORTATION 0.0%
Transport International Holdings Ltd.                     5,200           26,797

MISCELLANEOUS FINANCE 0.3%
Guoco Group Ltd.                                          8,000          112,236
Jardine Strategic Holdings Ltd.                          16,000          212,854
                                                                     -----------
                                                                         325,090
REAL ESTATE DEVELOPMENT 1.7%
Citic Pacific Ltd.                                       44,000          220,544
Great Eagle Holdings Ltd.                                20,000           70,084
Hang Lung Group Ltd.                                     46,000          207,750
Hang Lung Properties Ltd.                                47,000          162,288
Henderson Land Development Co., Ltd.                     35,000          238,592
Hongkong Land Holdings Ltd.                               9,000           40,556
Hopewell Holdings Ltd.                                   29,000          118,352
Hopson Development Holdings Ltd.                         42,000          118,121
New World China Land Ltd.                                19,600           16,670
New World Development Co., Ltd.                         105,000          262,770
The Wharf Holdings Ltd.                                  26,000          103,842
Wheelock & Co., Ltd.                                     61,000          157,414
                                                                     -----------
                                                                       1,716,983
RESTAURANTS, HOTELS & THEATERS 0.0%
Hongkong & Shanghai Hotels Ltd.                          11,500           20,327

RETAIL 0.1%
Dairy Farm International Holdings Ltd.                    6,300           28,503
Esprit Holdings Ltd.                                      2,500           31,764
                                                                     -----------
                                                                          60,267
WHOLESALE 0.1%
Yue Yuen Industrial (Holdings) Ltd.                      40,000          123,997
                                                                     -----------
                                                                       2,885,469
HUNGARY 0.3%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.3%
Magyar Telekom Nyrt.                                     55,000          298,936

INDIA 1.9%
--------------------------------------------------------------------------------
AUTOS 0.2%
Maruti Udyog Ltd.                                         4,580           83,512
Tata Motors Ltd.                                          7,490          123,340
                                                                     -----------
                                                                         206,852
BANKS & CREDIT INSTITUTIONS 0.1%
Bank of India                                            24,360          138,839

BASIC MINERALS & METALS 0.6%
Hindalco Industries Ltd.                                 20,600           81,173
Hindustan Zinc Ltd.                                       6,280          108,271
National Aluminium Co., Ltd.                              4,960           32,035
Steel Authority Of India Ltd.                            42,210          136,491
Sterlite Industries (India) Ltd.                          9,120          131,295
Tata Steel Ltd.                                           7,960          116,748
                                                                     -----------
                                                                         606,013
CONSTRUCTION MATERIALS 0.4%
ACC Ltd.                                                  3,070           70,276
Ambuja Cements Ltd.                                      35,370          107,786
Grasim Industries Ltd.                                    2,050          132,532
Ultra Tech Cement Ltd.                                    2,230           49,059
                                                                     -----------
                                                                         359,653
CONSUMER DURABLES 0.0%
Hero Honda Motors Ltd.                                      600           10,235

FINANCIAL INVESTMENTS 0.1%
Mahindra & Mahindra Ltd.                                  5,810          103,153

METAL PRODUCTS & MACHINERY 0.3%
Bharat Heavy Electricals Ltd.                             4,240          160,801
Larsen & Toubro Ltd. GDR                                  1,500           81,150
                                                                     -----------
                                                                         241,951
OIL DISTRIBUTION 0.1%
Gail India Ltd.                                           9,980           75,970

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
Mangalore Refinery & Petrochemicals Ltd.                  6,230            6,188
                                                                     -----------
                                                                          82,158

SOFTWARE 0.1%
HCL Technologies Ltd.                                    10,260           88,302
Satyam Computer Services Ltd.                             3,862           44,273
                                                                     -----------
                                                                         132,575
                                                                     -----------
                                                                       1,881,429
INDONESIA 0.4%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.3%
PT Bank Central Asia Tbk.                               308,000          185,722
PT Bank Mandiri                                         287,000           99,219
PT Bank Rakyat Indonesia                                 30,000           19,106
                                                                     -----------
                                                                         304,047
BASIC MINERALS & METALS 0.1%
PT International Nickel Indonesia Tbk. (INCO)            18,000          110,682

BEER, LIQUOR, & TOBACCO 0.0%
PT Hanjaya Mandala Sampoerna Tbk                         23,000           35,109
                                                                     -----------
                                                                         449,838
IRELAND 0.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Kerry Group plc, Class A                                 10,400          291,183

OIL & COAL RESOURCES 0.1%
Dragon Oil plc  *                                        28,000          112,215
                                                                     -----------
                                                                         403,398
ISRAEL 1.0%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.5%
Bank Hapoalim B.M.                                       75,000          365,392
First International Bank Of Israel Ltd. (FIBI) *          6,000           70,506
Israel Discount Bank, Series A *                         44,000           90,763
                                                                     -----------
                                                                         526,661
COMMUNICATIONS UTILITIES 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.             140,000          227,785

INSURANCE 0.2%
Clal Insurance Enterprise Holdings Ltd. *                 3,000           81,740
Harel Insurance Investments & Finances Ltd.               1,200           66,419
                                                                     -----------
                                                                         148,159
OIL DISTRIBUTION 0.1%
Delek Group Ltd.                                            600          141,504
                                                                     -----------
                                                                       1,044,109
ITALY 4.6%
--------------------------------------------------------------------------------
AUTOS 0.3%
Fiat S.p.A.                                              10,000          297,027

BANKS & CREDIT INSTITUTIONS 0.0%
Unione di Banche Italiane S.c.p.A.                          812           20,639

BEER, LIQUOR, & TOBACCO 0.1%
Davide Campari - Milano S.p.A.                            7,984           83,591

CHEMICALS & RUBBER 0.3%
Pirelli & C. S.p.A. *                                   272,000          323,513

CONSTRUCTION MATERIALS 0.7%
Buzzi Unicem S.p.A.                                      10,800          371,868
Italcementi S.p.A.                                       11,400          351,967
                                                                     -----------
                                                                         723,835
DRUGS & PHARMACEUTICALS 0.1%
Recordati S.p.A.                                         10,000           83,368

ELECTRIC UTILITIES 0.7%
ACEA S.p.A.                                              11,700          233,636
AEM S.p.A.                                               64,190          235,601
ASM S.p.A.                                               33,000          199,888
Edison S.p.A.                                             8,420           27,052
                                                                     -----------
                                                                         696,177
FOREST PRODUCTS & PAPER 0.4%
IFIL - Investments S.p.A.                                34,000          364,293

GAS & OTHER PUBLIC UTILITIES 0.0%
Hera S.p.A.                                               8,000           33,390

INFORMATION & SERVICES 0.1%
Iride S.p.A.                                             23,862           84,786
Societa Iniziative Autostradali e Servizi S.p.A.
   (SIAS)                                                   629           10,227
                                                                     -----------
                                                                          95,013
INSTRUMENTS 0.1%
Safilo Group S.p.A.                                      15,000           98,088

INSURANCE  0.6%
Fondiaria - Sai S.p.A.                                    8,000          386,767
Milano Assicurazioni S.p.A.                              26,000          215,700
                                                                     -----------
                                                                         602,467
PUBLISHING, BROADCASTING & CINEMA 0.4%
Cofide S.p.A. - Compagnia Finanziaria De
   Benedetti                                             25,209           44,031
Mediaset S.p.A.                                          24,000          247,916
Mondadori (Arnoldo) Editore S.p.A.                       16,000          156,624
                                                                     -----------
                                                                         448,571
REAL ESTATE DEVELOPMENT 0.1%
Immobiliare Grande Distribuzione                          8,000           32,709
Immobiliare Lombarda S.p.A. *                           134,679           41,736
Pirelli & C. Real Estate S.p.A.                             520           30,177
                                                                     -----------
                                                                         104,622
RESTAURANTS, HOTELS & THEATERS 0.6%
Autogrill S.p.A.                                         14,000          296,200
Lottomatica S.p.A.                                        7,500          297,562
                                                                     -----------
                                                                         593,762

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
TEXTILES & APPAREL 0.1%
Benetton Group S.p.A.                                     3,000           52,146
                                                                     -----------
                                                                       4,620,502
JAPAN  18.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Yamazaki Baking Co., Ltd.                                13,000          110,985

AUTOS  1.4%
Daihatsu Motor Co., Ltd.                                 22,000          201,354
Fuji Heavy Industries Ltd.                               77,000          368,270
Kawasaki Heavy Industries Ltd.                           87,000          354,929
Mazda Motor Corp.                                        19,000          108,212
Yamaha Motor Co., Ltd.                                   12,900          374,296
                                                                     -----------
                                                                       1,407,061
BANKS & CREDIT INSTITUTIONS 0.5%
The 77 Bank Ltd.                                         43,000          279,071
Yamaguchi Financial Group, Inc.                          22,000          268,340
                                                                     -----------
                                                                         547,411
BASIC MINERALS & METALS 2.2%
Fujikura Ltd.                                            27,000          200,529
Hitachi Cable Ltd.                                       32,000          187,469
Kobe Steel Ltd.                                         114,000          432,372
Maruichi Steel Tube Ltd.                                  4,400          137,371
Mitsui Mining & Smelting Co., Ltd.                       16,000           74,654
Nisshin Steel Co., Ltd.                                  58,000          264,675
Sumitomo Electric Industries Ltd.                        21,500          320,108
Sumitomo Metal Mining Co., Ltd.                          22,000          476,931
Tokyo Steel Manufacturing Co., Ltd.                       5,400           84,566
Yamato Kogyo Co., Ltd.                                      200            7,925
                                                                     -----------
                                                                       2,186,600
BEER, LIQUOR, & TOBACCO 0.4%
Asahi Breweries Ltd.                                     24,900          386,156

CHEMICALS & RUBBER 1.8%
Asahi Kasei Corp.                                        81,000          532,164
Daicel Chemical Industries Ltd.                           4,000           26,033
Dainippon Ink & Chemicals, Inc.                          47,000          181,349
Kaneka Corp.                                             36,000          301,496
Mitsui Chemicals, Inc.                                   39,000          296,212
Sumitomo Rubber Industries Ltd.                           7,900           94,290
Teijin Ltd.                                              64,000          350,045
Tosoh Corp.                                              11,000           61,015
                                                                     -----------
                                                                       1,842,604
COMMUNICATIONS UTILITIES 0.2%
Rakuten, Inc.                                               502          168,767

CONSTRUCTION MATERIALS  0.3%
Nippon Electric Glass Co., Ltd.                           2,000           35,261
Toto Ltd.                                                37,000          320,300
                                                                     -----------
                                                                         355,561
DRUGS & PHARMACEUTICALS 1.0%
Dainippon Sumitomo Pharma Co., Ltd.                      17,000          170,093
Ono Pharmaceutical Co., Ltd.                              3,500          185,544
Santen Pharmaceutical Co., Ltd.                           8,100          197,245
Taisho Pharmaceutical Co., Ltd.                          16,000          317,437
Tanabe Seiyaku Co., Ltd.                                  8,000           95,118
                                                                     -----------
                                                                         965,437
ELECTRIC UTILITIES 0.7%
Hokkaido Electric Power Co., Inc.                        14,600          316,940
Kyushu Electric Power Co., Inc.                           5,300          138,910
The Chugoku Electric Power Co., Inc.                     12,600          249,524
                                                                     -----------
                                                                         705,374
FINANCIAL INVESTMENTS 0.2%
Hitachi Capital Corp.                                    10,700          163,112

FURNITURE & HOUSEHOLD ITEMS 0.5%
Matsushita Electric Works Ltd.                           10,000          127,856
Sankyo Co., Ltd.                                          8,100          341,085
Sekisui Chemical Co., Ltd.                                9,000           69,557
                                                                     -----------
                                                                         538,498
GAS & OTHER PUBLIC UTILITIES 0.3%
Osaka Gas Co., Ltd.                                      89,000          330,702

GOVERNMENT AIRCRAFT & DEFENSE  0.4%
Mitsui Engineering & Shipbuilding Co., Ltd.              82,000          437,235

INSURANCE  0.8%
Aioi Insurance Co., Ltd.                                 51,000          331,764
NIPPONKOA Insurance Co., Ltd.                            31,000          279,060
Nissay Dowa General Insurance Co., Ltd.                   3,000           18,711
The Fuji Fire and Marine Insurance Co., Ltd.             42,000          167,866
                                                                     -----------
                                                                         797,401
IT HARDWARE 1.0%
Alps Electric Co., Ltd.                                  13,000          129,888
NEC Corp.                                                49,000          252,257
OMRON Corp.                                              11,400          299,240
Pioneer Corp.                                               500            6,800
Seiko Epson Corp.                                        11,600          335,792
                                                                     -----------
                                                                       1,023,977
LAND & WATER TRANSPORTATION 0.5%
Seino Holdings Co., Ltd.                                 18,000          170,384
West Japan Railway Co.                                       79          367,842
                                                                     -----------
                                                                         538,226
METAL PRODUCTS & MACHINERY 1.3%
Bosch Corp.                                              39,000          193,239
Fuji Electric Holdings Co., Ltd.                         85,000          431,147
Hitachi Construction Machinery Co. Ltd.                   6,900          239,747
Sega Sammy Holdings, Inc.                                18,300          296,126
Toyo Seikan Kaisha Ltd.                                   5,600          108,249
                                                                     -----------
                                                                       1,268,508

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
MISCELLANEOUS FINANCE 0.8%
Mitsubishi UFJ Securities Co., Ltd.                      21,000          235,301
Shinko Securities Co., Ltd.                              37,000          191,083
Shinsei Bank Ltd.                                        82,000          331,405
                                                                     -----------
                                                                         757,789
OIL DISTRIBUTION 1.0%
Cosmo Oil Co., Ltd.                                      62,000          341,419
Idemitsu Kosan Co., Ltd.                                  2,600          290,958
Nippon Mining Holdings, Inc.                             37,500          358,752
                                                                     -----------
                                                                         991,129
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.5%
Konica Minolta Holdings, Inc.                            33,000          486,373

PUBLISHING, BROADCASTING & CINEMA 0.6%
Dentsu, Inc.                                                 27           76,543
Fuji Television Network, Inc.                                 4            8,049
Hakuhodo DY Holdings, Inc.                                4,120          272,031
Nippon Television Network Corp.                             300           40,940
Toppan Printing Co., Ltd.                                 9,000           96,712
TV Asahi Corp.                                               73          148,764
                                                                     -----------
                                                                         643,039
REAL ESTATE DEVELOPMENT 0.8%
Daito Trust Construction Co., Ltd.                        8,900          423,797
Hankyu Hanshin Holdings, Inc.                            69,000          364,357
                                                                     -----------
                                                                         788,154
RETAIL 0.6%
Aoyama Trading Co., Ltd.                                  6,200          190,719
FamilyMart Co., Ltd.                                      8,700          229,289
Uny Co., Ltd.                                            19,000          225,222
                                                                     -----------
                                                                         645,230
SOFTWARE 0.1%
ITOCHU Techno-Solutions Corp.                             1,600           62,743

TEXTILES & APPAREL 0.3%
Onward Kashiyama Co., Ltd.                               21,000          268,050

TRADING COMPANY 0.4%
Sojitz Corp.                                             82,800          370,085
                                                                     -----------
                                                                      18,786,207
MALAYSIA 0.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
Public Bank Berhad                                       22,900           66,111

CELLULAR & WIRELESS 0.0%
Telekom Malaysia Berhad                                   3,000            8,963

COMMUNICATIONS UTILITIES 0.1%
Digi.com Berhad                                          16,000          106,715

ELECTRIC UTILITIES 0.1%
Tenaga Nasional Berhad                                   24,000           79,384

FINANCIAL INVESTMENTS 0.1%
Hong Leong Bank Berhad                                   32,000           58,816

OIL DISTRIBUTION 0.1%
Petronas Dagangan Berhad                                 24,000           55,687

RESTAURANTS, HOTELS & THEATERS 0.1%
Genting Berhad                                           80,000          191,439

WHOLESALE 0.1%
Sime Darby Berhad                                        58,000          161,559
                                                                     -----------
                                                                         728,674
MEXICO 1.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Coca-Cola Femsa, S.A.B. de C.V. (Femsa),
   Series L                                               7,000           30,985
Embotelladoras Arca S.A.                                  3,900           14,295
Grupo Bimbo S.A. de C.V., Series A                       31,100          195,751
Grupo Continental S.A.                                    6,700           14,884
                                                                     -----------
                                                                         255,915
BANKS & CREDIT INSTITUTIONS 0.2%
Grupo Financiero Banorte S.A. de C.V., Class O           47,000          215,260

BASIC MINERALS & METALS 0.4%
Grupo Mexico SAB de C.V., Series B                       47,100          289,484
Industrias CH S.A., Series B *                           14,400           66,512
Industrias Penoles S.A. de C.V.                           5,600           67,385
                                                                     -----------
                                                                         423,381
CONSTRUCTION & HOMEBUILDING 0.0%
Promotora y Operadora de Infraestructura, S.A.
   de C.V. *                                              6,500           23,910

RETAIL 0.3%
Controladora Comercial Mexicana S.A. de C.V.             21,300           54,810
Grupo Carso S.A. de C.V., Series A1                      34,300          132,711
Organizacion Soriana S.A.B. de C.V., Series B            18,500           58,992
                                                                     -----------
                                                                         246,513
TEXTILES & APPAREL 0.1%
Alfa S.A., Series A                                      17,300          136,434
                                                                     -----------
                                                                       1,301,413
NETHERLANDS 1.3%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER 0.4%
Koninklijke DSM N.V.                                      8,784          432,613

CONSTRUCTION & HOMEBUILDING 0.1%
Koninklijke BAM Groep N.V.                                3,467           98,004

FURNITURE & HOUSEHOLD ITEMS 0.2%
Hunter Douglas N.V.                                       2,391          225,227

INFORMATION & SERVICES 0.3%
Vedior N.V. CVA                                          10,400          310,789

IT HARDWARE 0.0%
ASM International N.V. *                                  1,580           42,263

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
LAND & WATER TRANSPORTATION 0.1%
TNT N.V.                                                  1,200           54,182

WHOLESALE 0.2%
Buhrmann N.V.                                            10,000          153,344
                                                                     -----------
                                                                       1,316,422
NEW ZEALAND 0.1%
--------------------------------------------------------------------------------

AIRLINES 0.1%
Air New Zealand Ltd.                                     32,700           66,466

NORWAY 0.0%
--------------------------------------------------------------------------------

GOVERNMENT AIRCRAFT & DEFENSE 0.0%
Aker Yards A/S                                            1,344           23,311

PHILIPPINES 0.2%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.0%
JG Summit Holding, Inc.                                 229,000           61,840

BANKS & CREDIT INSTITUTIONS 0.1%
Bank of the Philippine Islands                           63,000           93,268

CELLULAR & WIRELESS 0.1%
Globe Telecom, Inc.                                       3,000           87,926
                                                                     -----------
                                                                         243,034
POLAND 1.4%
--------------------------------------------------------------------------------

BASIC MINERALS & METALS 0.4%
KGHM Polska Miedz S.A.                                   10,500          400,225

COMMUNICATIONS UTILITIES 0.4%
Telekomunikacja Polska S.A.                              45,000          391,815

OIL DISTRIBUTION 0.5%
Grupa Lotos S.A.                                          6,000          109,366
Polski Koncern Naftowy Orlen S.A. *                      20,000          392,792
                                                                     -----------
                                                                         502,158
RESTAURANTS, HOTELS & THEATERS 0.1%
Orbis S.A.                                                2,700           80,552
                                                                     -----------
                                                                       1,374,750
PORTUGAL 0.7%
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS 0.3%
CIMPOR-Cimentos de Portugal, SGPS S.A.                   33,000          311,703

ELECTRIC UTILITIES 0.2%
EDP - Energias de Portugal S.A.                          40,000          221,184

REAL ESTATE DEVELOPMENT 0.2%
Teixeira Duarte - Engenharia e Construcoes S.A.          25,000          136,789
                                                                     -----------
                                                                         669,676
RUSSIA 0.6%
--------------------------------------------------------------------------------

BASIC MINERALS & METALS 0.3%
Mechel ADR                                                6,700          244,751

COMMUNICATIONS UTILITIES 0.3%
Rostelecom ADR                                            5,000          285,000

OIL & COAL RESOURCES 0.0%
Tatneft GDR                                                 300           27,450
                                                                     -----------
                                                                         557,201
SINGAPORE 1.5%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.1%
People's Food Holdings Ltd.                              46,000           56,282

AIRLINES 0.1%
Singapore Airlines Ltd.                                  11,000          135,179

AUTOS 0.1%
Jardine Cycle & Carriage Ltd.                            10,000          102,759

COMMERCIAL AIRCRAFT & COMPONENTS 0.2%
Singapore Technologies Engineering Ltd. (ST
   Engg)                                                 76,000          178,997

CONSTRUCTION & HOMEBUILDING 0.4%
Keppel Corp. Ltd.                                        47,000          384,485

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
SembCorp Industries Ltd.                                 21,000           78,274

INSURANCE 0.0%
Great Eastern Holding Ltd.                                4,000           48,816

LAND & WATER TRANSPORTATION 0.1%
Neptune Orient Lines Ltd.                                33,000          114,393

REAL ESTATE DEVELOPMENT 0.4%
Asia Food & Properties Ltd. *                           119,000           45,050
Fraser & Neave Ltd.                                      41,000          146,150
Wheelock Properties (S) Ltd.                             46,000          104,174
Wing Tai Holdings Ltd.                                   25,000           65,114
                                                                     -----------
                                                                         360,488
                                                                     -----------
                                                                       1,459,673
SOUTH AFRICA 2.5%
--------------------------------------------------------------------------------

BASIC MINERALS & METALS 0.9%
African Rainbow Minerals Ltd. *                          12,000          208,647
AngloGold Ashanti Ltd.                                    1,500           56,584
Harmony Gold Mining Co., Ltd. *                          16,000          227,337
Mittal Steel South Africa Ltd.                           20,000          359,111
Mvelaphanda Resources Ltd. *                              9,000           77,327
                                                                     -----------
                                                                         929,006

COMMUNICATIONS UTILITIES 0.4%
Telkom South Africa Ltd.                                 14,000          352,502

FINANCIAL INVESTMENTS 0.1%
Metropolitan Holdings Ltd.                               33,000           69,240

INSURANCE 0.5%
Liberty Holdings Ltd.                                     3,200           99,794
Sanlam Ltd.                                             128,000          406,264
                                                                     -----------
                                                                         506,058

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
MISCELLANEOUS FINANCE 0.3%
Investec Ltd.                                             8,000          102,894
Standard Bank Group Ltd.                                 14,000          193,846
                                                                     -----------
                                                                         296,740
WHOLESALE 0.3%
Barloworld Ltd.                                          11,700          325,100
                                                                     -----------
                                                                       2,478,646
SOUTH KOREA 4.0%
--------------------------------------------------------------------------------
AUTOS 0.2%
Hyundai Mobis                                             2,450          232,438

BASIC MINERALS & METALS 0.1%
Korea Zinc Co., Ltd.                                        730          123,923

BEER, LIQUOR, & TOBACCO 0.1%
KT&G Corp.                                                  990           69,644

CHEMICALS & RUBBER 0.2%
Hanwha Chemical Corp.                                     2,690           66,269
LG Chem Ltd.                                              2,170          183,025
                                                                     -----------
                                                                         249,294
COMMUNICATIONS UTILITIES 0.4%
KT Corp.                                                  2,700          126,332
KT Freetel Co., Ltd.                                      4,360          134,410
LS Cable Ltd.                                             1,460          102,276
                                                                     -----------
                                                                         363,018
CONSUMER DURABLES 0.4%
LG Corp.                                                  3,100          159,977
LG Electronics, Inc.                                      3,130          258,408
                                                                     -----------
                                                                         418,385
GOVERNMENT AIRCRAFT & DEFENSE  1.0%
Hyundai Heavy Industries Co., Ltd.                        1,410          525,348
Hyundai Mipo Dockyard Co., Ltd.                             420          116,703
Samsung Heavy Industries Co., Ltd.                        7,650          373,787
                                                                     -----------
                                                                       1,015,838
INSURANCE 0.0%
Dongbu Insurance Co., Ltd.                                1,350           45,177

LAND & WATER TRANSPORTATION 0.0%
Kumho Industrial Co., Ltd.                                  130            6,301

METAL PRODUCTS & MACHINERY 0.3%
Doosan Corp. *                                              600           93,308
Doosan Infracore Co., Ltd.                                5,090          170,364
                                                                     -----------
                                                                         263,672
MISCELLANEOUS FINANCE 0.2%
Daishin Securities Co.                                    1,800           58,079
Samsung Securities Co., Ltd.                                110            8,829
Woori Investment & Securities Co., Ltd.                   3,890          118,810
                                                                     -----------
                                                                         185,718
OIL DISTRIBUTION 0.7%
GS Holdings Corp.                                         2,670          129,586
SK Corp. (a)                                              3,760          553,535
                                                                     -----------
                                                                         683,121
RETAIL 0.2%
Shinsegae Co., Ltd.                                         290          188,732

TEXTILES & APPAREL 0.1%
Hyosung Corp.                                             1,130           60,431

WHOLESALE 0.1%
Hanwha Corp.                                              1,590           92,413
KCC Corp.                                                   110           49,984
                                                                     -----------
                                                                         142,397
                                                                     -----------
                                                                       4,048,089
SPAIN 2.1%
--------------------------------------------------------------------------------
AIRLINES 0.3%
Iberia Lineas Aereas de
  Espana S.A.                                            54,000          268,766

CONSTRUCTION & HOMEBUILDING 0.4%
Fomento de Construcciones y
  Contratas S.A. (FCC)                                    2,800          251,909
Obrascon Huarte Lain S.A.                                 4,400          197,851
                                                                     -----------
                                                                         449,760

CONSTRUCTION MATERIALS 0.2%
Cementos Portland Valderrivas S.A.                        1,200          149,493

ELECTRIC UTILITIES 0.2%
Union Fenosa S.A.                                         4,200          224,230

INSURANCE  0.4%
Mapfre S.A.                                              76,000          376,051

REAL ESTATE DEVELOPMENT 0.3%
Inmobiliaria Colonial S.A. *                             54,000          322,687
Metrovacesa S.A.                                            183           20,310
                                                                     -----------
                                                                         342,997
RESTAURANTS, HOTELS & THEATERS 0.3%
NH Hoteles S.A. *                                         5,600          120,944
Sol Melia S.A.                                            9,100          202,078
                                                                     -----------
                                                                         323,022
                                                                     -----------
                                                                       2,134,319
SWEDEN 1.7%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.4%
Boliden AB                                               20,000          414,632

COMMUNICATIONS UTILITIES 0.4%
Tele2 AB, Class B                                        26,000          424,103

FOREST PRODUCTS & PAPER 0.5%
Svenska Cellulosa AB (SCA),
Class B                                                  28,000          468,702

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Saab AB, Series B                                         6,182          163,908

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)

REAL ESTATE DEVELOPMENT 0.2%
Castellum AB                                                756            9,090
Hufvudstaden AB, Class A                                 12,000          138,050
Kungsleden AB                                             6,779           84,364
                                                                     -----------
                                                                         231,504
                                                                     -----------
                                                                       1,702,849
SWITZERLAND 2.4%
--------------------------------------------------------------------------------
AUTOS 0.1%
Rieter Holding AG - Reg'd                                   240          125,456

BANKS & CREDIT INSTITUTIONS 0.1%
Verwaltungs-und  Privat-Bank AG                             280           73,123

BASIC MINERALS & METALS 0.1%
Georg Fischer AG - Reg'd *                                  160          120,747

CHEMICALS & RUBBER 0.2%
Clariant AG - Reg'd *                                    13,000          210,430

COMMUNICATIONS UTILITIES 0.1%
Swisscom AG - Reg'd.                                        240           82,051

CONSTRUCTION MATERIALS 0.1%
Forbo Holding AG - Reg'd *                                  160           87,286

DRUGS & PHARMACEUTICALS 0.2%
Ciba Specialty Chemicals AG - Reg'd                       3,300          214,419

ELECTRIC UTILITIES 0.2%
Elektrizitaets-Gesellschaft
  Laufenburg AG                                             140          159,350
Energiedienst Holding AG - Reg'd *                           72           39,364
                                                                     -----------
                                                                         198,714
INFORMATION & SERVICES 0.1%
Kuoni Reisen Holding AG - Reg'd                             136           81,769

INSURANCE 1.0%
Baloise Holding AG - Reg'd                                3,600          355,084
Helvetia Holding AG                                         540          206,603
Swiss Life Holding - Reg'd *                              1,920          506,204
                                                                     -----------
                                                                       1,067,891
REAL ESTATE DEVELOPMENT 0.1%
Swiss Prime Site AG - Reg'd *                             1,500           87,515

WHOLESALE 0.1%
Bobst Group AG - Reg'd                                    1,200           75,357
                                                                     -----------
                                                                       2,424,758
TAIWAN 3.2%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.2%
China Development Financial
  Holding Corp.                                         456,000          197,687

BASIC MINERALS & METALS 0.4%
China Steel Corp.                                       239,000          290,747
Walsin Lihwa Corp. *                                    146,000           86,168
                                                                     -----------
                                                                         376,915
CHEMICALS & RUBBER 0.6%
Formosa Chemicals & Fibre Corp.                         109,730          253,115
Formosa Plastics Corp.                                  155,000          393,507
                                                                     -----------
                                                                         646,622
COMMUNICATIONS UTILITIES 0.1%
Far Eastern Textile Ltd.                                  3,000            3,072
Far EasTone Telecommunications Co.,
  Ltd.                                                  103,000          127,784
                                                                     -----------
                                                                         130,856
CONSTRUCTION MATERIALS 0.1%
Taiwan Cement Corp.                                      89,000          103,112

IT HARDWARE 0.7%
Lite-On Technology Corp.                                 70,437           90,659
Nan Ya Plastics Corp.                                    96,000          211,454
Powerchip Semiconductor Corp.                           219,119          133,249
ProMOS Technologies, Inc. *                             353,000          147,967
Winbond Electronics Corp. *                             190,000           71,589
                                                                     -----------
                                                                         654,918
MAINFRAME & MINICOMPUTERS 0.5%
Compal Electronics, Inc.                                173,320          187,050
Delta Electronics, Inc.                                  10,000           39,369
Inventec Co., Ltd.                                       82,000           62,102
Quanta Computer, Inc.                                   121,550          189,177
                                                                     -----------
                                                                         477,698
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.6%
Acer, Inc.                                               82,460          167,810
Asustek Computer, Inc.                                  120,000          330,024
Chi Mei Optoelectronics Corp.                            10,000           11,852
Wistron Corp.                                            59,000          110,052
                                                                     -----------
                                                                         619,738
                                                                     -----------
                                                                       3,207,546
THAILAND 0.6%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.3%
Bangkok Bank Public Co., Ltd.
  NVDR                                                   39,000          132,022
Kasikornbank Public Co., Ltd.
  NVDR                                                   65,000          139,186
Krung Thai Bank Public Co.,
  Ltd. NVDR                                             209,000           70,766
                                                                     -----------
                                                                         341,974
CELLULAR & WIRELESS 0.1%
Total Access Communication
  Public Co., Ltd. *                                     75,000           96,727

OIL & COAL RESOURCES 0.1%
Banpu Public Co., Ltd.                                    7,000           54,831

OIL DISTRIBUTION 0.1%
PTT Exploration & Production
  Public Co., Ltd.                                       36,000          112,614

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                SHARES          ($)
                                                                     -----------
                                                                         606,146
TURKEY 1.2%
--------------------------------------------------------------------------------
AUTOS 0.3%
Koc Holding A/S *                                        84,000          331,131

BASIC MINERALS & METALS 0.3%
Eregli Demir ve Celik
  Fabrikalari TAS (Erdemir)                              47,999          290,314

CELLULAR & WIRELESS 0.2%
Turkcell Iletisim Hizmetleri
  AS (Turkcell)                                          25,000          165,773

OIL DISTRIBUTION 0.4%
Petrol Ofisi A/S *                                       24,750          101,969
Tupras-Turkiye Petrol
  Rafinerileri A/S                                       14,000          332,903
                                                                     -----------
                                                                         434,872
                                                                     -----------
                                                                       1,222,090
UNITED KINGDOM 8.4%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.3%
Tate & Lyle plc                                          27,642          313,687

AUTOS 0.3%
GKN plc                                                  38,000          302,495

BASIC MINERALS & METALS 0.3%
Bodycote International plc                               16,000           87,453
Kazakhmys plc                                             9,322          234,692
                                                                     -----------
                                                                         322,145
BEER, LIQUOR, & TOBACCO 0.4%
Scottish & Newcastle plc                                 29,000          371,747

CELLULAR & WIRELESS 0.4%
COLT Telecom Group S.A. *                                18,000           52,466
The Carphone Warehouse Group  plc                        50,000          328,653
                                                                     -----------
                                                                         381,119
CONSTRUCTION MATERIALS 0.1%
Cookson Group plc                                         7,686          108,856

ELECTRIC UTILITIES 0.7%
British Energy Group plc                                 32,948          355,436
Drax Group plc                                           21,700          314,889
                                                                     -----------
                                                                         670,325
FOREST PRODUCTS & PAPER 0.1%
DS Smith plc                                             18,000           83,261

FURNITURE & HOUSEHOLD ITEMS 0.3%
Smiths Group plc                                         13,333          316,199

GAS & OTHER PUBLIC UTILITIES 0.6%
Kelda Group plc                                          19,799          373,142
United Utilities plc                                     15,400          218,767
                                                                     -----------
                                                                         591,909
INFORMATION & SERVICES 0.4%
G4S plc                                                  81,000          341,549
The Davis Service Group plc                               7,473           93,024
                                                                     -----------
                                                                         434,573
INSURANCE 0.3%
Brit Insurance Holdings plc                              16,000          109,919
Old Mutual plc                                           65,654          221,235
                                                                     -----------
                                                                         331,154
MISCELLANEOUS FINANCE 0.3%
Investec plc                                             20,197          259,365

OIL DRILLING & SERVICES 0.1%
Abbot Group plc                                          10,000           53,609

PUBLISHING, BROADCASTING & CINEMA 0.6%
Reed Elsevier plc                                        16,000          206,782
Trinity Mirror plc                                       20,000          210,837
WPP Group plc                                            13,300          198,920
                                                                     -----------
                                                                         616,539
REAL ESTATE DEVELOPMENT 0.7%
Capital & Regional plc                                    3,260           75,658
Derwent London plc                                        2,700           99,003
Enterprise Inns plc                                      32,000          440,917
Mapeley Ltd.                                              1,573           87,848
Minerva plc *                                             3,000           21,133
                                                                     -----------
                                                                         724,559
REAL ESTATE INVESTMENT TRUSTS 1.1%
Brixton plc                                              18,000          157,591
Hammerson plc                                            16,800          481,093
Land Securities Group plc                                 1,188           41,373
Liberty International plc                                18,000          411,752
                                                                     -----------
                                                                       1,091,809
RESTAURANTS, HOTELS & THEATERS 0.4%
Compass Group plc                                        32,000          220,960
Millennium & Copthorne Hotel
  plc                                                    16,800          215,520
                                                                     -----------
                                                                         436,480
RETAIL 0.1%
JJB Sports plc                                           11,913           60,842
Pendragon plc                                            30,000           47,204
                                                                     -----------
                                                                         108,046
SOFTWARE 0.9%
Dimension Data Holdings plc                              70,583           80,289
LogicaCMG plc                                           100,305          303,964
Misys plc                                                26,724          125,156
The Sage Group plc                                       80,000          374,808
                                                                     -----------
                                                                         884,217
                                                                     -----------
                                                                       8,402,094
                                                                     -----------
TOTAL COMMON STOCK
(COST $83,996,175)                                                    94,293,794
                                                                     -----------
PREFERRED STOCK 2.0% OF NET ASSETS

BRAZIL 1.9%
--------------------------------------------------------------------------------
Acesita S.A.                                              2,400           84,927
AES Tiete S.A.                                        1,724,000           67,030
Aracruz Celulose S.A.                                    26,700          178,277

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Brasil Telecom Participacoes S.A.                        17,000          208,248
Brasil Telecom S.A.                                      10,400           75,965
Centrais Eletricas Brasileiras S.A. *                 1,368,000           40,416
Companhia Brasileira de Petroleo Ipiranga                 4,800           64,199
Companhia de Gas de Sao Paulo - Comgas                  375,000           87,278
Companhia Energetica de Minas Gerais - CEMIG              6,495          138,183
Companhia Paranaense de Energia-Copel                 6,641,000          114,642
Elektro-Eletricidade e Servicos S.A.                  3,812,000           36,361
Eletropaulo Metropolitana S.A.                        1,116,679           73,455
Gerdau S.A.                                               2,700           69,285
Paranapanema S.A. *                                       2,277           43,380
Sadia S.A. *                                             22,100          102,881
Tele Norte Leste Participacoes S.A.                      10,300          197,296
Telemar Norte Leste S.A. *                                  700           19,541
Usinas Siderurgicas de Minas Gerais S.A.                  2,900          165,371
Votorantim Celulose e Papel S.A. *                        5,400          122,333
                                                                     -----------
                                                                       1,889,068
COLUMBIA 0.1%
--------------------------------------------------------------------------------
BanColombia S.A. ADR                                      3,600          118,188
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $1,596,721)                                                      2,007,256
                                                                     -----------
RIGHTS  0.0% OF NET ASSETS
New World Dept. *                                           499               --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                              ($)             ($)
SHORT-TERM INVESTMENT  4.5% OF NET ASSETS

REPURCHASE AGREEMENT  4.5%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/29/07, due
   07/02/07 at 5.00%, with a maturity value of
   $4,499,874 (fully collateralized by Federal
   Home Loan Bank with a value of $4,665,016).        4,498,000        4,498,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $4,498,000)                                                      4,498,000
                                                                     -----------


END OF INVESTMENTS.

At 06/30/07, the tax basis cost of the fund's investments was $90,150,871 and the unrealized appreciation and depreciation was $12,748,988 and ($2,100,809), respectively, with a net unrealized appreciation of $10,648,179.

At 06/30/07, the prices of certain foreign securities held by the fund aggregating $83,484,476 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*        Non-income producing security.
(a)      Fair-valued by Management.
ADR  --  American Depositary Receipt
CVA  --  Dutch Certificate
GDR  --  Global Depositary Receipt
NVDR --  Non-Voting Depository Receipt

LAUDUS TRUST
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of June 30, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
 96.3 %  COMMON STOCK                                13,659,926      15,847,096
   -- %  RIGHTS                                              --           5,870
  2.7 %  SHORT-TERM INVESTMENT                          437,040         437,040
--------------------------------------------------------------------------------
 99.0 %  TOTAL INVESTMENTS                           14,096,966      16,290,006
(96.0)%  SHORT SALES                                (15,080,165)    (15,793,658)
   -- %  SHORT RIGHTS                                        --          (4,545)
 70.8 %  DEPOSITS WITH BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                       11,660,610      11,660,610
 26.2 %  OTHER ASSETS AND LIABILITIES                                 4,304,417
--------------------------------------------------------------------------------
100.0 %  NET ASSETS                                                  16,456,830

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK (A) 96.3% OF NET ASSETS

AUSTRIA  0.3%
--------------------------------------------------------------------------------
CELLULAR & WIRELESS  0.1%
Telekom Austria AG                                          400            9,961

REAL ESTATE DEVELOPMENT  0.2%
Immofinanz Immobilien Analagen AG *                       2,400           34,952
                                                                     -----------
                                                                          44,913
BELGIUM  1.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.3%
Fortis                                                    1,200           50,909

BASIC MINERALS & METALS  0.2%
Umicore                                                     200           43,364

INFORMATION & SERVICES  0.2%
S.A. D'Ieteren N.V.                                          75           33,527

RETAIL  0.4%
Delhaize Group                                              645           63,353

WHOLESALE  0.4%
Agfa Gevaert N.V.                                         2,450           63,198
                                                                     -----------
                                                                         254,351
DENMARK  0.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.2%
Danske Bank A/S                                           1,000           40,892

BEER, LIQUOR, & TOBACCO  0.3%
Carlsberg A/S, Class B                                      400           48,351
                                                                     -----------
                                                                          89,243
FINLAND  0.5%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.2%
Outokumpu Oyj                                             1,100           36,997

CHEMICALS & RUBBER  0.3%
Kemira Oyj                                                1,800           41,407
                                                                     -----------
                                                                          78,404
FRANCE  4.1%
--------------------------------------------------------------------------------
AUTOS  0.5%
PSA Peugeot Citroen                                         613           49,384
Societe Fonciere Financiere et de Participations
   (FFP)                                                     81           25,250
                                                                     -----------
                                                                          74,634

CHEMICALS & RUBBER  0.3%
Compagnie Generale des Etablissements Michelin,
   Class B                                                  400           55,897

COMMUNICATIONS UTILITIES  0.3%
France Telecom S.A.                                       1,800           49,367

CONSTRUCTION MATERIALS  0.3%
Compagnie de Saint-Gobain                                   402           45,033

GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Thales S.A.                                                 600           36,664

INSURANCE  0.0%
CNP Assurances                                               28            3,578

IT HARDWARE  0.2%
Thomson *                                                 2,000           38,249

LAND & WATER TRANSPORTATION  0.1%
Financiere de l'Odet                                         26           11,281

METAL PRODUCTS & MACHINERY  0.2%
Valeo S.A.                                                  600           32,193

MISCELLANEOUS FINANCE  0.3%
Natixis                                                   1,822           44,405

PUBLISHING, BROADCASTING & CINEMA  0.3%
Havas S.A.                                                  635            3,595
Publicis Groupe                                           1,200           53,028
                                                                     -----------
                                                                          56,623
REAL ESTATE DEVELOPMENT  0.2%
Nexity                                                      400           33,356

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
RESTAURANTS, HOTELS & THEATERS  0.3%
Sodexho Alliance S.A.                                       600           42,904

SOFTWARE  0.5%
Atos Origin S.A. *                                          600           37,664
Cap Gemini S.A.                                             600           43,865
                                                                     -----------
                                                                          81,529

TEXTILES & APPAREL  0.4%
Christian Dior S.A.                                         500           64,703
                                                                     -----------
                                                                         670,416
GERMANY  2.6%
--------------------------------------------------------------------------------
AUTOS  0.3%
Volkswagen AG                                               300           47,888

BASIC MINERALS & METALS  0.3%
ThyssenKrupp AG                                             900           53,604

CHEMICALS & RUBBER  0.2%
Lanxess                                                     600           33,545

COMMERCIAL AIRCRAFT & COMPONENTS  0.3%
MTU Aero Engines Holding AG                                 800           52,060

ELECTRIC UTILITIES  0.3%
MVV Energie AG                                            1,000           42,214

GOVERNMENT AIRCRAFT & DEFENSE  0.1%
Rheinmetall AG                                              160           14,897

INFORMATION & SERVICES  0.2%
Bilfinger Berger AG                                         400           35,554

IT HARDWARE  0.4%
Infineon Technologies AG *                                3,600           59,795

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Heidelberger Druckmaschinen AG                              600           29,105

TEXTILES & APPAREL  0.3%
Adidas AG                                                   900           56,884
                                                                     -----------
                                                                         425,546
IRELAND  0.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Kerry Group plc, Class A                                  1,800           50,397

CONSTRUCTION MATERIALS  0.4%
CRH plc                                                   1,200           59,083
                                                                     -----------
                                                                         109,480
ITALY  2.5%
--------------------------------------------------------------------------------
AUTOS  0.4%
Fiat S.p.A.                                               2,100           62,376

BANKS & CREDIT INSTITUTIONS  0.2%
Unione di Banche Italiane S.c.p.A.                        1,400           35,585

BEER, LIQUOR, & TOBACCO  0.1%
Davide Campari - Milano S.p.A.                            2,000           20,939

CHEMICALS & RUBBER  0.3%
Pirelli & C. S.p.A. *                                    36,000           42,818

CONSTRUCTION MATERIALS  0.4%
Buzzi Unicem S.p.A.                                       1,219           41,973
Italcementi S.p.A.                                          700           21,612
                                                                     -----------
                                                                          63,585
ELECTRIC UTILITIES  0.3%
ACEA S.p.A.                                               2,000           39,938

GOVERNMENT AIRCRAFT & DEFENSE  0.3%
Finmeccanica S.p.A.                                       1,800           55,302

PUBLISHING, BROADCASTING & CINEMA  0.5%
C.I.R. S.p.A. - Compagnie Industriali Riunite            12,000           46,146
Mediaset S.p.A.                                           4,000           41,319
                                                                     -----------
                                                                          87,465
                                                                     -----------
                                                                         408,008
JAPAN  23.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Yamazaki Baking Co., Ltd.                                 3,000           25,612

AUTOS  2.0%
Fuji Heavy Industries Ltd.                               19,000           90,872
Kawasaki Heavy Industries Ltd.                           23,000           93,832
Mazda Motor Corp.                                        10,000           56,954
Yamaha Motor Co., Ltd.                                    2,900           84,144
                                                                     -----------
                                                                         325,802
BANKS & CREDIT INSTITUTIONS  0.6%
Hyakugo Bank Ltd.                                         7,000           47,476
Shiga Bank Ltd.                                           4,000           27,405
The Kagoshima Bank Ltd.                                   3,000           22,668
                                                                     -----------
                                                                          97,549
BASIC MINERALS & METALS  2.7%
Fujikura Ltd.                                             7,000           51,989
Hitachi Cable Ltd.                                        7,000           41,009
JFE Holdings, Inc.                                        1,600           99,450
Kobe Steel Ltd.                                          23,000           87,233
Nippon Steel Corp.                                       12,000           84,414
Nisshin Steel Co., Ltd.                                  11,000           50,197
Tokyo Steel Manufacturing Co., Ltd.                       2,000           31,320
                                                                     -----------
                                                                         445,612
BEER, LIQUOR, & TOBACCO  1.5%
Asahi Breweries Ltd.                                      4,300           66,685
Japan Tobacco, Inc.                                          19           93,656
Kirin Brewery Co., Ltd.                                   6,000           89,750
                                                                     -----------
                                                                         250,091
CELLULAR & WIRELESS  0.5%
KDDI Corp.                                                   12           88,896

CHEMICALS & RUBBER  2.5%
Asahi Kasei Corp.                                        10,000           65,699
Daicel Chemical Industries Ltd.                          11,000           71,589

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Dainippon Ink & Chemicals, Inc.                          23,000           88,745
Kaneka Corp.                                              8,000           66,999
Sumitomo Chemical Co., Ltd.                              11,000           73,815
Teijin Ltd.                                               9,000           49,225
                                                                     -----------
                                                                         416,072
COMMUNICATIONS UTILITIES  0.6%
Nippon Telegraph & Telephone Corp. (NTT)                     21           92,932

CONSTRUCTION MATERIALS  0.8%
Asahi Glass Co., Ltd.                                     2,000           26,967
Nippon Electric Glass Co., Ltd.                           4,000           70,523
TOTO Ltd.                                                 5,000           43,284
                                                                     -----------
                                                                         140,774
CONSUMER DURABLES  0.5%
Matsushita Electric Industrial Co., Ltd.                  4,000           79,269

DRUGS & PHARMACEUTICALS  0.5%
Taisho Pharmaceutical Co., Ltd.                           4,000           79,359

ELECTRIC UTILITIES  0.4%
Hokkaido Electric Power Co., Inc.                         2,100           45,587
The Chugoku Electric Power Co., Inc.                        700           13,863
                                                                     -----------
                                                                          59,450
FINANCIAL INVESTMENTS  0.0%
Hitachi Capital Corp.                                       400            6,098

FURNITURE & HOUSEHOLD ITEMS  0.8%
Matsushita Electric Works Ltd.                            4,000           51,142
Sankyo Co., Ltd.                                          1,800           75,797
                                                                     -----------
                                                                         126,939
GAS & OTHER PUBLIC UTILITIES  0.5%
Osaka Gas Co., Ltd.                                      24,000           89,178

INFORMATION & SERVICES  0.1%
Autobacs Seven Co., Ltd.                                    500           15,601

INSURANCE  1.3%
Aioi Insurance Co., Ltd.                                  9,000           58,547
Mitsui Sumitomo Insurance Co., Ltd.                       5,000           64,149
Sompo Japan Insurance, Inc.                               6,000           73,384
The Fuji Fire and Marine Insurance Co., Ltd.              3,000           11,990
                                                                     -----------
                                                                         208,070
IT HARDWARE  1.5%
Futaba Corp.                                              1,100           23,527
NEC Corp.                                                19,000           97,814
OMRON Corp.                                               1,300           34,124
Seiko Epson Corp.                                         2,000           57,895
Toshiba Tec Corp.                                         5,000           29,665
                                                                     -----------
                                                                         243,025
METAL PRODUCTS & MACHINERY  1.5%
Fuji Electric Holdings Co., Ltd.                          4,000           20,289
Heiwa Corp.                                               1,800           22,117
Hitachi Ltd.                                             13,000           91,994
Mitsubishi Heavy Industries Ltd.                         15,000           96,068
Sega Sammy Holdings, Inc.                                 1,500           24,273
                                                                     -----------
                                                                         254,741
MISCELLANEOUS FINANCE  1.1%
Daiwa Securities Group, Inc.                              8,000           85,053
Mitsubishi UFJ Securities Co., Ltd.                       2,000           22,409
Shinsei Bank Ltd.                                        19,000           76,789
                                                                     -----------
                                                                         184,251
OIL DISTRIBUTION  0.5%
Nippon Mining Holdings, Inc.                              8,500           81,317

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.0%
Fujifilm Holdings Corp.                                   2,200           98,330
Konica Minolta Holdings, Inc.                             5,000           73,693
                                                                     -----------
                                                                         172,023
PUBLISHING, BROADCASTING & CINEMA  0.2%
Nippon Television Network Corp.                              90           12,282
Toppan Printing Co., Ltd.                                 1,000           10,746
TV Asahi Corp.                                                5           10,189
                                                                     -----------
                                                                          33,217
REAL ESTATE DEVELOPMENT  0.8%
Daito Trust Construction Co., Ltd.                        1,000           47,618
Sekisui House, Ltd.                                       6,000           79,977
                                                                     -----------
                                                                         127,595
SOFTWARE  0.5%
Fujitsu Ltd.                                             11,000           81,029

TEXTILES & APPAREL  0.7%
Onward Kashiyama Co., Ltd.                                6,000           76,586
Tokyo Style Co., Ltd.                                     3,000           33,960
                                                                     -----------
                                                                         110,546
TRADING COMPANY  0.5%
Mitsubishi Corp.                                          3,200           83,846
                                                                     -----------
                                                                       3,918,894
NETHERLANDS  1.4%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER  0.4%
Akzo Nobel N.V.                                             208           17,954
Koninklijke DSM N.V.                                        900           44,325
                                                                     -----------
                                                                          62,279
CONSTRUCTION & HOMEBUILDING  0.2%
Koninklijke BAM Groep N.V.                                1,200           33,921

INFORMATION & SERVICES  0.2%
Vedior N.V. CVA                                           1,400           41,837

LAND & WATER TRANSPORTATION  0.3%
TNT N.V.                                                  1,200           54,182

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
OIL DRILLING & SERVICES  0.1%
Schlumberger Ltd.                                           130           11,042

WHOLESALE  0.2%
Buhrmann N.V.                                             2,000           30,669
                                                                     -----------
                                                                         233,930
NORWAY  0.2%
--------------------------------------------------------------------------------
INTEGRATED OIL COMPANIES  0.2%
Statoil A.S.A.                                              900           27,923

SPAIN  1.8%
--------------------------------------------------------------------------------
AIRLINES  0.3%
Iberia Lineas Aereas de Espana S.A.                       8,000           39,817

CONSTRUCTION & HOMEBUILDING  0.4%
Fomento de Construcciones y Contratas S.A. (FCC)            400           35,987
Obrascon Huarte Lain S.A.                                   800           35,973
                                                                     -----------
                                                                          71,960
CONSTRUCTION MATERIALS  0.2%
Cementos Portland Valderrivas S.A.                          300           37,373

ELECTRIC UTILITIES  0.1%
Union Fenosa S.A.                                           300           16,017

INTEGRATED OIL COMPANIES  0.4%
Repsol YPF S.A.                                           1,500           59,383

RESTAURANTS, HOTELS & THEATERS  0.4%
NH Hoteles S.A. *                                         1,600           34,555
Sol Melia S.A.                                            1,642           36,463
                                                                     -----------
                                                                          71,018
                                                                     -----------
                                                                         295,568
SWEDEN  1.4%
--------------------------------------------------------------------------------
AIRLINES  0.3%
SAS AB *                                                  2,000           45,995

AUTOS  0.2%
Volvo AB, Class B                                         2,000           39,765

BASIC MINERALS & METALS  0.3%
Boliden AB                                                2,500           51,829

CELLULAR & WIRELESS  0.3%
TeliaSonera AB                                            6,000           44,017

COMMUNICATIONS UTILITIES  0.3%
Tele2 AB, Class B                                         3,000           48,935
                                                                     -----------
                                                                         230,541

SWITZERLAND  2.5%
--------------------------------------------------------------------------------
AUTOS  0.3%
Rieter Holding AG - Reg'd                                   105           54,887

CHEMICALS & RUBBER  0.2%
Clariant AG - Reg'd *                                     2,000           32,374

CONSTRUCTION MATERIALS  0.3%
Holcim Ltd. - Reg'd                                         408           44,063

DRUGS & PHARMACEUTICALS  0.2%
Ciba Specialty Chemicals AG - Reg'd                         612           39,765

ELECTRIC UTILITIES  0.2%
Elektrizitaets-Gesellschaft Laufenburg AG                    21           23,902

INSURANCE  0.9%
Baloise Holding AG - Reg'd                                  408           40,243
Helvetia Holding AG                                          68           26,017
Swiss Life Holding - Reg'd *                                160           42,183
Zurich Financial Services AG - Reg'd                        140           43,278
                                                                     -----------
                                                                         151,721
METAL PRODUCTS & MACHINERY  0.1%
Schindler Holding AG - Reg'd                                350           23,546

REAL ESTATE DEVELOPMENT  0.3%
PSP Swiss Property AG *                                     800           44,828
                                                                     -----------
                                                                         415,086
UNITED KINGDOM  4.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.1%
Tate & Lyle plc                                           1,277           14,492

AUTOS  0.2%
GKN plc                                                   4,000           31,842

BASIC MINERALS & METALS  0.3%
Kazakhmys plc                                             2,000           50,352

CELLULAR & WIRELESS  0.3%
COLT Telecom Group S.A. *                                 9,000           26,233
The Carphone Warehouse Group plc                          4,000           26,292
                                                                     -----------
                                                                          52,525
CONSTRUCTION MATERIALS  0.2%
Cookson Group plc                                         2,205           31,229

FURNITURE & HOUSEHOLD ITEMS  0.3%
Smiths Group plc                                          2,000           47,431

GOVERNMENT AIRCRAFT & DEFENSE  0.4%
BAE Systems plc                                           8,000           64,556

INFORMATION & SERVICES  0.2%
G4S plc                                                   7,200           30,360

INSTRUMENTS  0.1%
Spectris plc                                              1,200           21,757

INSURANCE  0.7%
Aviva plc                                                 4,200           62,348
Old Mutual plc                                               63              212
Prudential plc                                            3,516           50,047
                                                                     -----------
                                                                         112,607

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
PUBLISHING, BROADCASTING & CINEMA  0.8%
Aegis Group plc                                           8,000           21,925
Reed Elsevier plc                                         4,000           51,695
WPP Group plc                                             3,921           58,644
                                                                     -----------
                                                                         132,264
REAL ESTATE DEVELOPMENT  0.2%
Next plc                                                  1,000           40,147

REAL ESTATE INVESTMENT TRUSTS  0.1%
Brixton plc                                               3,000           26,265

RESTAURANTS, HOTELS & THEATERS  0.5%
Compass Group plc                                         7,000           48,335
Millennium & Copthorne Hotel plc                          2,141           27,466
                                                                     -----------
                                                                          75,801
                                                                     -----------
                                                                         731,628
UNITED STATES  48.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.8%
Cal-Maine Foods, Inc.                                       300            4,914
Kellogg Co.                                               1,000           51,790
Overhill Farms, Inc. *                                      300            1,686
Sanderson Farms, Inc.                                       300           13,506
The Coca-Cola Co.                                           500           26,155
Tyson Foods, Inc., Class A                                1,400           32,256
                                                                     -----------
                                                                         130,307
AIRLINES  0.1%
Midwest Air Group, Inc. *                                   400            6,008
Pinnacle Airlines Corp. *                                   300            5,625
                                                                     -----------
                                                                          11,633
AUTOS  0.4%
General Motors Corp.                                      1,600           60,480
Spartan Motors, Inc.                                        450            7,659
                                                                     -----------
                                                                          68,139
BANKS & CREDIT INSTITUTIONS  1.1%
Bank of America Corp.                                     2,700          132,003
Comerica, Inc.                                              800           47,576
Dollar Financial Corp. *                                    300            8,550
                                                                     -----------
                                                                         188,129
BASIC MINERALS & METALS  0.7%
AK Steel Holding Corp. *                                    600           22,422
Allegheny Technologies, Inc.                                600           62,928
Brush Engineered Materials, Inc. *                          300           12,597
General Cable Corp. *                                       140           10,605
Synalloy Corp.                                              100            3,490
                                                                     -----------
                                                                         112,042
BEER, LIQUOR, & TOBACCO  0.1%
Alliance One International, Inc. *                          900            9,045

BIOTECHNOLOGY  1.6%
Celgene Corp. *                                           2,500          143,325
Gilead Sciences, Inc. *                                   3,050          118,248
                                                                     -----------
                                                                         261,573
CELLULAR & WIRELESS  0.7%
NII Holdings, Inc. *                                      1,400          113,036

CHEMICALS & RUBBER  1.0%
Albemarle Corp.                                             600           23,118
CF Industries Holdings, Inc.                                400           23,956
Innospec, Inc.                                              200           11,842
LSB Industries, Inc. *                                      200            4,276
Monsanto Co.                                              1,300           87,802
Terra Industries, Inc. *                                    700           17,794
                                                                     -----------
                                                                         168,788
COMMERCIAL AIRCRAFT & COMPONENTS  0.2%
Precision Castparts Corp.                                   100           12,136
TransDigm Group, Inc. *                                     400           16,184
                                                                     -----------
                                                                          28,320
COMMUNICATIONS UTILITIES  2.3%
American Tower Corp., Class A *                           1,500           63,000
AT&T Corp.                                                3,200          132,800
Cogent Communications Group, Inc. *                         500           14,935
Comcast Corp., Class A *                                  3,600          101,232
EchoStar Communications Corp., Class A *                  1,100           47,707
Knology, Inc. *                                             400            6,948
Premiere Global Services, Inc. *                            700            9,114
                                                                     -----------
                                                                         375,736
CONSTRUCTION & HOMEBUILDING  0.1%
Quanta Services, Inc. *                                     350           10,735

CONSTRUCTION MATERIALS  0.1%
Owens-Illinois, Inc. *                                      700           24,500

CONSUMER DURABLES  0.3%
Syntax-Brillian Corp. *                                     186              915
Universal Electronics, Inc. *                               200            7,264
Whirlpool Corp.                                             400           44,480
                                                                     -----------
                                                                          52,659
DRUGS & PHARMACEUTICALS  2.2%
Abbott Laboratories                                       2,700          144,585
Allergan, Inc.                                              200           11,528
Bradley Pharmaceuticals, Inc. *                             300            6,513
Inverness Medical Innovations, Inc. *                       400           20,408
NBTY, Inc. *                                                500           21,600
Pfizer, Inc.                                              2,700           69,039
Schering-Plough Corp.                                     2,700           82,188
                                                                     -----------
                                                                         355,861
ELECTRIC UTILITIES  0.8%
ITC Holdings Corp.                                          300           12,189
PG&E Corp.                                                1,750           79,275
Reliant Energy, Inc. *                                    1,270           34,226
                                                                     -----------
                                                                         125,690
FINANCIAL INVESTMENTS  0.1%
Marvel Entertainment, Inc. *                                130            3,312

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
NexCen Brands, Inc. *                                       500            5,570
SRS Labs, Inc. *                                            230            2,243
                                                                     -----------
                                                                          11,125
FOREST PRODUCTS & PAPER  1.0%
Greif, Inc., Class A                                        400           23,844
International Paper Co.                                   3,750          146,437
                                                                     -----------
                                                                         170,281
FURNITURE & HOUSEHOLD ITEMS  0.3%
A.T. Cross Co., Class A *                                   200            2,340
Acuity Brands, Inc.                                          93            5,606
AZZ, Inc. *                                                 200            6,730
Fossil, Inc. *                                              600           17,694
Hasbro, Inc.                                                800           25,128
                                                                     -----------
                                                                          57,498
GAS & OTHER PUBLIC UTILITIES  0.4%
Hanover Compressor Co. *                                      7              167
The Williams Cos., Inc.                                   2,000           63,240
                                                                     -----------
                                                                          63,407
GOVERNMENT AIRCRAFT & DEFENSE  0.2%
Garmin Ltd.                                                 200           14,794
Smith & Wesson Holding Corp. *                              400            6,700
Sturm, Ruger & Co., Inc. *                                  300            4,656
Taser International, Inc. *                                 600            8,376
                                                                     -----------
                                                                          34,526
HEALTH CARE & HOSPITAL  0.7%
Aetna, Inc.                                                 600           29,640
Almost Family, Inc. *                                       200            3,850
Health Net, Inc. *                                            3              158
Humana, Inc. *                                              900           54,819
MedCath Corp. *                                             300            9,540
MEDTOX Scientific, Inc. *                                   200            5,860
Sun Healthcare Group, Inc. *                                320            4,637
                                                                     -----------
                                                                         108,504
INFORMATION & SERVICES  1.7%
Accenture Ltd., Class A                                   1,100           47,179
American Dental Partners, Inc. *                            200            5,194
Corrections Corp. of America *                              400           25,244
CPI Corp.                                                   200           13,900
Darling International, Inc. *                               800            7,312
eLoyalty Corp. *                                            100            2,225
Hudson Highland Group, Inc. *                               300            6,417
IAC/InterActiveCorp *                                       800           27,688
Manpower, Inc.                                              450           41,508
Michael Baker Corp. *                                       200            7,430
Pharmanet Development Group, Inc. *                         300            9,564
Pre-Paid Legal Services, Inc. *                             200           12,862
Service Corp. International                               1,250           15,975
TeleTech Holdings, Inc. *                                   300            9,744
The Dun & Bradstreet Corp.                                  397           40,883
The Geo Group, Inc. *                                       400           11,640
Versar, Inc. *                                              100              846
                                                                     -----------
                                                                         285,611
INSTRUMENTS  2.7%
Align Technology, Inc. *                                    600           14,496
Angeion Corp. *                                             200            1,620
Baxter International, Inc.                                2,100          118,314
Bruker BioSciences Corp. *                                1,000            9,010
Faro Technologies, Inc. *                                   200            6,372
FEI Co. *                                                   470           15,256
Honeywell International, Inc.                             1,900          106,932
Hurco Cos., Inc. *                                          200            9,996
II-VI, Inc. *                                               337            9,156
K-Tron International, Inc. *                                150           15,206
Natus Medical, Inc. *                                       300            4,776
NuVasive, Inc. *                                            300            8,103
Rochester Medical Corp. *                                   200            3,004
Sonic Innovations, Inc. *                                   300            2,625
Thermo Fisher Scientific, Inc. *                            600           31,032
Thoratec Corp. *                                            500            9,195
Tutogen Medical, Inc. *                                     200            1,998
Universal Security Instruments, Inc. *                      200            6,274
Waters Corp. *                                              300           17,808
Zimmer Holdings, Inc. *                                     500           42,445
Zoll Medical Corp. *                                        300            6,693
                                                                     -----------
                                                                         440,311
INSURANCE  3.3%
ACE Ltd.                                                  1,800          112,536
CIGNA Corp.                                                 900           46,998
CorVel Corp. *                                              200            5,228
Everest Re Group Ltd.                                       500           54,320
Genworth Financial, Inc., Class A                         2,600           89,440
Loews Corp.                                               2,200          112,156
The Allstate Corp.                                        1,470           90,420
WellCare Health Plans, Inc. *                               300           27,153
                                                                     -----------
                                                                         538,251
IT HARDWARE  3.6%
Amphenol Corp., Class A                                   1,200           42,780
Anadigics, Inc. *                                           500            6,895
Cisco Systems, Inc. *                                     6,940          193,279
Flextronics International Ltd. *                          2,529           27,313
Globecomm Systems, Inc. *                                   300            4,386
Harmonic, Inc. *                                            800            7,096
Harris Corp.                                                866           47,241
Harris Stratex Networks, Inc., Class A *                    450            8,091
KLA-Tencor Corp.                                            800           43,960
Lam Research Corp. *                                        700           35,980
MEMC Electronic Materials, Inc. *                         1,600           97,792
NVIDIA Corp. *                                            1,391           57,462
Polycom, Inc. *                                             600           20,160
                                                                     -----------
                                                                         592,435
LAND & WATER TRANSPORTATION  0.8%
International Shipholding Corp. *                           200            4,028
Union Pacific Corp.                                       1,100          126,665
                                                                     -----------
                                                                         130,693
MAINFRAME & MINICOMPUTERS  1.5%
Apple, Inc. *                                             1,500          183,060

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Omnicell, Inc. *                                            300            6,234
Sun Microsystems, Inc. *                                 11,500           60,490
                                                                     -----------
                                                                         249,784
METAL PRODUCTS & MACHINERY  1.7%
AGCO Corp. *                                                600           26,046
American Standard Cos., Inc.                                890           52,492
Energizer Holdings, Inc. *                                  300           29,880
GrafTech International Ltd. *                               940           15,830
Key Technology, Inc. *                                      200            4,480
MFRI, Inc. *                                                200            5,598
Parker Hannifin Corp.                                       600           58,746
Robbins & Myers, Inc.                                       300           15,939
Terex Corp. *                                               400           32,520
The Gorman-Rupp Co.                                         100            3,186
Varian Semiconductor Equipment Associates, Inc. *           600           24,036
Zoltek Cos., Inc. *                                         300           12,459
                                                                     -----------
                                                                         281,212
MISCELLANEOUS FINANCE  2.1%
Cohen & Steers, Inc.                                        400           17,380
Diamond Hill Investment Group *                             200           18,150
Eaton Vance Corp.                                           600           26,508
Franklin Resources, Inc.                                    400           52,988
IntercontinentalExchange, Inc. *                            290           42,877
International Assets Holding Corp. *                        200            4,650
Merrill Lynch & Co., Inc.                                   900           75,222
Morgan Stanley                                              140           11,743
The Goldman Sachs Group, Inc.                               400           86,700
U.S. Global Investors, Inc., Class A                        200            4,534
                                                                     -----------
                                                                         340,752
OIL & COAL RESOURCES  0.6%
Equitable Resources, Inc.                                   200            9,912
XTO Energy, Inc.                                          1,450           87,145
                                                                     -----------
                                                                          97,057
OIL DISTRIBUTION  0.2%
Holly Corp.                                                 400           29,676

OIL DRILLING & SERVICES  2.4%
Cameron International Corp. *                               500           35,735
Dawson Geophysical Co. *                                    150            9,219
Diamond Offshore Drilling, Inc.                             280           28,437
ENSCO International, Inc.                                 1,000           61,010
GlobalSantaFe Corp.                                         880           63,580
Grant Prideco, Inc. *                                       700           37,681
Noble Corp.                                                 850           82,892
Transocean, Inc. *                                          800           84,784
                                                                     -----------
                                                                         403,338
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  1.5%
Blue Coat Systems, Inc. *                                   200            9,904
Brocade Communications Systems, Inc. *                    2,200           17,204
EMC Corp. *                                               1,190           21,539
FalconStor Software, Inc. *                                 500            5,275
Hewlett-Packard Co.                                       2,400          107,088
Immersion Corp. *                                           300            4,494
Interphase Corp. *                                          200            2,244
NCR Corp. *                                                 720           37,829
Pitney Bowes, Inc.                                          900           42,138
Stec, Inc. *                                                170            1,093
VASCO Data Security International, Inc. *                   280            6,373
                                                                     -----------
                                                                         255,181
PUBLISHING, BROADCASTING & CINEMA  1.1%
CBS Corp., Class B                                        3,000           99,960
DG Fastchannel, Inc. *                                      200            4,076
Gannett Co., Inc.                                           860           47,257
Lamar Advertising Co., Class A                              300           18,828
The McGraw-Hill Cos., Inc.                                  130            8,850
                                                                     -----------
                                                                         178,971
REAL ESTATE DEVELOPMENT  0.0%
Thomas Properties Group, Inc.                               310            4,954

RESTAURANTS, HOTELS & THEATERS  0.3%
Grill Concepts, Inc. *                                      200            1,424
Jack In The Box, Inc. *                                     300           21,282
New World Restaurant Group, Inc. *                          200            3,378
Vail Resorts, Inc. *                                        300           18,261
WMS Industries, Inc. *                                      405           11,688
                                                                     -----------
                                                                          56,033
RETAIL  3.9%
Abercrombie & Fitch Co., Class A                          1,004           73,272
Amazon.com, Inc. *                                          880           60,201
American Eagle Outfitters, Inc.                             170            4,362
AutoZone, Inc. *                                            800          109,296
Big Lots, Inc. *                                            700           20,594
Guess?, Inc.                                                500           24,020
Jo-Ann Stores, Inc. *                                       300            8,529
Jos. A. Bank Clothiers, Inc. *                              161            6,677
Kohl's Corp. *                                            1,100           78,133
Medco Health Solutions, Inc. *                              900           70,191
Nordstrom, Inc.                                           2,167          110,777
PC Connection, Inc. *                                       200            2,648
PC Mall, Inc. *                                             200            2,446
Priceline.com, Inc. *                                       301           20,691
PriceSmart, Inc.                                            300            7,419
RadioShack Corp.                                            180            5,965
Sears Holdings Corp. *                                      100           16,950
Systemax, Inc.                                              400            8,324
The Bon-Ton Stores, Inc.                                    300           12,018
                                                                     -----------
                                                                         642,513
SOAPS & COSMETICS  0.2%
The Estee Lauder Cos., Inc., Class A                        700           31,857

SOFTWARE  4.3%
Allscripts Healthcare Solutions, Inc. *                     540           13,759

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
BMC Software, Inc. *                                      1,300           39,390
BSQUARE Corp. *                                             200            1,190
Cadence Design Systems, Inc. *                            3,000           65,880
Electronic Data Systems Corp.                             2,200           61,006
GSE Systems, Inc. *                                         200            1,320
HMS Holdings Corp. *                                        200            3,828
i2 Technologies, Inc. *                                     300            5,592
International Business Machines Corp.                     1,200          126,300
Internet Gold-Golden Lines Ltd. *                           300            3,699
Interwoven, Inc. *                                          500            7,020
Intuit, Inc. *                                            1,380           41,510
Lawson Software, Inc. *                                   1,000            9,890
Microsoft Corp.                                           4,500          132,615
Nuance Communications, Inc. *                             1,200           20,076
Oracle Corp. *                                            6,218          122,557
Taleo Corp., Class A *                                      300            6,759
THQ, Inc. *                                                 500           15,260
ValueClick, Inc. *                                          700           20,622
Versant Corp. *                                             200            4,824
                                                                     -----------
                                                                         703,097
TEXTILES & APPAREL  0.4%
Coach, Inc. *                                               300           14,217
Deckers Outdoor Corp. *                                     200           20,180
G-III Apparel Group Ltd. *                                  220            3,474
Interface, Inc., Class A                                    600           11,316
Maidenform Brands, Inc. *                                   300            5,958
Perry Ellis International, Inc. *                           200            6,434
R. G. Barry Corp. *                                         200            2,370
                                                                     -----------
                                                                          63,949
WHOLESALE  0.6%
En Pointe Technologies, Inc. *                              200              798
Express Scripts, Inc. *                                     800           40,008
KSW, Inc. *                                                 210            1,586
Spartan Stores, Inc.                                        300            9,873
TESSCO Technologies, Inc. *                                 200            3,884
The Aristotle Corp. *                                       300            3,282
W.W. Grainger, Inc.                                         500           46,525
                                                                     -----------
                                                                         105,956
                                                                     -----------
                                                                       7,913,165
                                                                     -----------
TOTAL COMMON STOCK
(COST $13,659,926)                                                    15,847,096
                                                                     -----------

RIGHTS  0.0% OF NET ASSETS

JAPAN  0.0%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS  0.0%
Dowa Mining *                                            11,000            5,870
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                 5,870

SECURITY                                               FACE AMOUNT       VALUE
        RATE, MATURITY DATE                                ($)            ($)

SHORT-TERM INVESTMENT  2.7% OF NET ASSETS
Custodian Trust Company, dated 06/29/07, due
   07/02/07 at 4.30%, with a maturity value of
   $437,196 (fully collateralized by U.S.
   Treasury Bonds with a value of $462,087).            437,040          437,040
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $437,040)                                                          437,040
                                                                     -----------


END OF INVESTMENTS.

At 06/30/07, the tax basis cost of the fund's investments was $14,204,346, and the unrealized appreciation and depreciation were $2,414,030 and ($328,370), respectively, with a net unrealized appreciation of $2,085,660.

At 06/30/07, the prices of certain foreign securities held by the fund aggregating ($166,454) were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*   Non-income producing security.
(a) All long positions are pledged as collateral for securities sold short.

                            AMOUNT OF                  AMOUNT OF      UNREALIZED
              CURRENCY      CURRENCY     CURRENCY     CURRENCY TO       GAINS /
EXPIRATION     TO BE         TO BE         TO BE          BE            LOSSES
   DATE       RECEIVED      RECEIVED     DELIVERED     DELIVERED         ($)
FORWARD FOREIGN CURRENCY CONTRACTS

07/19/2007      JPY        276,138,000       USD         2,248,771     (112,312)
07/19/2007      USD          5,918,471       JPY       726,759,000      233,823
                                                                       ---------
                                                                        121,511

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SHORT SALES  96.0% OF NET ASSETS

AUSTRIA  0.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES  0.2%
Oesterreichische Elektrizitaetswirtschafts AG -
   Class A                                                  600           30,681

DENMARK  0.7%
--------------------------------------------------------------------------------
CONSUMER DURABLES  0.2%
NKT Holding A/S                                             375           37,225

DRUGS & PHARMACEUTICALS  0.3%
Genmab A/S *                                                800           51,096

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
LAND & WATER TRANSPORTATION  0.2%
DSV A/S                                                   1,570           30,751
                                                                     -----------
                                                                         119,072
FINLAND  1.2%
--------------------------------------------------------------------------------
CONSTRUCTION & HOMEBUILDING  0.5%
Kone Oyj -- Class B                                         800           50,286
YIT Oyj                                                     800           25,107
                                                                     -----------
                                                                          75,393

ELECTRIC UTILITIES  0.3%
Fortum Oyj                                                1,500           46,871

FINANCIAL INVESTMENTS  0.1%
Ramirent Oyj                                                800           21,662

RETAIL  0.3%
Kesko Oyj, Class B                                          200           13,269
Stockmann Oyj Abp, Class B                                  800           34,095
                                                                     -----------
                                                                          47,364
                                                                     -----------
                                                                         191,290
FRANCE  4.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Groupe Danone                                               600           48,459

BASIC MINERALS & METALS  0.2%
Vallourec S.A.                                              120           38,367

CHEMICALS & RUBBER  0.3%
Air Liquide S.A.                                            400           52,489

CONSTRUCTION & HOMEBUILDING  0.6%
Technip S.A.                                                585           48,352
Vinci S.A.                                                  600           44,782
                                                                     -----------
                                                                          93,134
INSURANCE  0.5%
April Group                                                 600           31,529
Euler Hermes S.A.                                           312           44,235
                                                                     -----------
                                                                          75,764
LAND & WATER TRANSPORTATION  0.2%
Bourbon S.A.                                                605           37,810

PUBLISHING, BROADCASTING & CINEMA  0.4%
PagesJaunes S.A.                                          1,600           33,680
Societe Television Francaise 1                            1,000           34,564
                                                                     -----------
                                                                          68,244
REAL ESTATE DEVELOPMENT  0.2%
Societe Immobiliere de Location pour l'Industrie
   et le Commerce (Silic)                                   200           32,253

RETAIL  0.3%
Carrefour S.A.                                              800           56,187

SOAPS & COSMETICS  0.3%
L'Oreal S.A.                                                400           47,280

TEXTILES & APPAREL  0.3%
Hermes International                                        370           41,827

WHOLESALE  0.7%
Essilor International S.A.                                  300           35,732
Prinault-Printemps-Redoute S.A.                             300           52,330
Zodiac S.A.                                                 344           26,428
                                                                     -----------
                                                                         114,490
                                                                     -----------
                                                                         706,304
GERMANY  3.2%
--------------------------------------------------------------------------------
AIRLINES  0.5%
Deutsche Lufthansa AG - Reg'd                             1,382           38,771
Fraport AG                                                  570           40,716
                                                                     -----------
                                                                          79,487
BANKS & CREDIT INSTITUTIONS  0.6%
Commerzbank AG                                              300           14,406
Hypo Real Estate Holding AG                                 668           43,308
IKB Deutsche Industriebank AG                               880           32,137
                                                                     -----------
                                                                          89,851
CONSUMER DURABLES  0.3%
Rational AG                                                 210           41,170

INSURANCE  0.1%
MLP AG                                                    1,200           23,027

LAND & WATER TRANSPORTATION  0.3%
Deutsche Post AG - Reg'd                                  1,500           48,739

METAL PRODUCTS & MACHINERY  0.2%
Solarworld AG                                               800           36,931

MISCELLANEOUS FINANCE  0.3%
Deutsche Boerse AG                                          420           47,583

SOFTWARE  0.5%
SAP AG                                                      900           46,269
United Internet AG - Reg'd                                1,600           33,388
                                                                     -----------
                                                                          79,657
WHOLESALE  0.4%
Celesio AG                                                  600           38,989
Fielmann AG                                                 510           32,234
                                                                     -----------
                                                                          71,223
                                                                     -----------
                                                                         517,668
ITALY  1.8%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS  0.4%
Banca Popolare di Sondrio Scrl                            1,080           19,071
Mediobanca S.p.A. *                                       2,400           54,516
                                                                     -----------
                                                                          73,587

CONSTRUCTION & HOMEBUILDING  0.2%
Saipem S.p.A.                                             1,200           40,944

GAS & OTHER PUBLIC UTILITIES  0.2%
Snam Rete Gas S.p.A.                                      4,200           24,835

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
INSURANCE  0.8%
Alleanza Assicurazioni S.p.A.                             4,000           52,287
Assicurazioni Generali S.p.A.                             1,000           40,095
Mediolanum S.p.A.                                         4,000           33,295
                                                                     -----------
                                                                         125,677
OIL DISTRIBUTION  0.2%
Saras S.p.A.                                              6,000           38,247
                                                                     -----------
                                                                         303,290
JAPAN  23.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Ezaki Glico Co., Ltd.                                     2,000           21,797
Ito En, Ltd.                                                500           16,396
Nissin Food Products Co., Ltd.                              300            9,992
Yakult Honsha Co., Ltd.                                     400           10,115
                                                                     -----------
                                                                          58,300
AUTOS  0.1%
NTN Corp.                                                 1,000            8,622

BANKS & CREDIT INSTITUTIONS  3.6%
Aeon Credit Service Co., Ltd.                             1,900           30,148
Credit Saison Co., Ltd.                                     800           20,822
Fukuoka Financial Group, Inc. *                           7,000           46,278
Mitsubishi UFJ NICOS Co., Ltd. *                          3,000            8,789
Mizuho Financial Group, Inc.                                  9           62,177
Mizuho Trust & Banking Co., Ltd.                         27,000           54,701
Promise Co., Ltd.                                           400           12,342
Suruga Bank Ltd.                                          5,000           63,013
The Bank of Yokohama Ltd.                                 8,000           56,030
The Chiba Bank, Ltd.                                      6,000           53,183
The Hiroshima Bank Ltd.                                   3,000           16,613
The Musashino Bank Ltd.                                     100            4,862
The Shizuoka Bank Ltd.                                    7,000           71,027
The Sumitomo Trust & Banking Co., Ltd.                    9,000           85,721
TheTokyo Star Bank Ltd.                                       3            9,399
                                                                     -----------
                                                                         595,105
BASIC MINERALS & METALS  0.3%
Mitsubishi Materials Corp.                               11,000           59,971

BEER, LIQUOR, & TOBACCO  0.1%
Takara Holdings, Inc.                                     4,000           26,674

CHEMICALS & RUBBER  0.5%
Shin-Etsu Chemical Co., Ltd.                              1,100           78,537

COMMUNICATIONS UTILITIES  0.3%
Yahoo! Japan Corp.                                          137           46,447

CONSTRUCTION & HOMEBUILDING  2.5%
Chiyoda Corp.                                             4,000           76,219
JGC Corp.                                                 5,000           93,693
Kajima Corp.                                             18,000           75,232
Obayashi Corp.                                           12,000           65,372
Shimizu Corp.                                            14,000           81,109
Taisei Corp.                                              5,000           16,902
                                                                     -----------
                                                                         408,527
CONSTRUCTION MATERIALS  0.4%
Ibiden Co., Ltd.                                          1,000           64,524

CONSUMER DURABLES  0.9%
Daikin Industries Ltd.                                    1,800           65,561
Sony Corp.                                                1,600           82,131
                                                                     -----------
                                                                         147,692
FINANCIAL INVESTMENTS  0.8%
Mitsubishi UFJ Lease & Finance Co., Ltd.                    640           28,747
ORIX Corp.                                                  290           76,440
Square Enix Co., Ltd.                                     1,100           27,784
                                                                     -----------
                                                                         132,971
FOREST PRODUCTS & PAPER  0.3%
Uni-Charm Corp.                                             800           45,355

FURNITURE & HOUSEHOLD ITEMS  0.1%
LINTEC Corp.                                                400            8,466

GAS & OTHER PUBLIC UTILITIES  0.2%
Toho Gas Co., Ltd.                                        6,000           29,970

INFORMATION & SERVICES  0.2%
Meitec Corp.                                                200            5,730
Park24 Co., Ltd.                                          2,600           26,102
                                                                     -----------
                                                                          31,832
INSTRUMENTS  0.1%
Yamatake Corp.                                              400           12,240

IT HARDWARE  4.7%
Advantest Corp.                                           1,600           69,664
Fanuc Ltd.                                                  600           61,928
Hirose Electric Co., Ltd.                                   400           52,601
Hoya Corp.                                                2,400           79,615
Keyence Corp.                                               450           98,308
Murata Manufacturing Co., Ltd.                            1,400          105,337
Nidec Corp.                                               1,200           70,403
Nidec Sankyo Corp.                                        3,000           21,446
Sharp Corp.                                               5,000           94,787
Sumco Corp.                                                 800           40,084
Tokyo Electron Ltd.                                       1,200           88,283
                                                                     -----------
                                                                         782,456
LAND & WATER TRANSPORTATION  2.3%
Central Japan Railway Co.                                     6           63,303
East Japan Railway Co.                                        8           61,642
Keihin Electric Express Railway Co., Ltd.                 4,000           26,407
Kintetsu Corp.                                           19,000           57,229
Mitsui O.S.K. Lines, Ltd.                                 7,000           94,912
Odakyu Electric Railway Co., Ltd.                        12,000           73,998
                                                                     -----------
                                                                         377,491
METAL PRODUCTS & MACHINERY  1.3%
Komatsu Ltd.                                              2,500           72,458
Kurita Water Industries Ltd.                                900           28,256
Rinnai Corp.                                                300            9,353
The Japan Steel Works Ltd.                                3,000           45,649

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Yaskawa Electric Corp.                                    5,000           56,833
                                                                     -----------
                                                                         212,549

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.3%
Canon, Inc.                                                 800           46,914

REAL ESTATE DEVELOPMENT  0.5%
Mitsubishi Estate Co., Ltd.                               3,000           81,392
Sagami  Railway Co., Ltd.                                 1,000            3,296
                                                                     -----------
                                                                          84,688
RESTAURANTS, HOTELS & THEATERS  0.0%
Round One Corp.                                               4            7,262

RETAIL  1.5%
Aeon Co., Ltd.                                            3,700           68,678
Don Quijote Co., Ltd.                                     4,200           84,026
Hikari Tsushin, Inc.                                      1,300           54,601
Izumi Co., Ltd.                                             100            1,634
Nitori Co., Ltd.                                            300           14,977
Ryohin Keikaku Co., Ltd.                                    300           18,570
                                                                     -----------
                                                                         242,486
SOAPS & COSMETICS  0.1%
KOSE Corp.                                                  300            8,493

SOFTWARE  1.7%
Konami Corp.                                              2,600           59,713
NTT Data Corp.                                               13           61,679
Oracle Corp. Japan                                        1,000           44,136
Otsuka Corp.                                                400           37,936
Trend Micro, Inc.                                         2,500           80,715
                                                                     -----------
                                                                         284,179
TRADING COMPANY  0.8%
Itochu Corp.                                              5,000           57,897
Mitsui & Co., Ltd.                                        4,000           79,828
                                                                     -----------
                                                                         137,725
                                                                     -----------
                                                                       3,939,476
NETHERLANDS  3.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Royal Numico N.V.                                           900           46,769

COMMUNICATIONS UTILITIES  0.3%
Koninklijke (Royal) KPN N.V.                              3,000           49,772

INFORMATION & SERVICES  0.2%
Fugro N.V. CVA                                              600           38,011

INSTRUMENTS  0.3%
Koninklijke (Royal) Philips Electronics N.V.              1,200           50,852

LAND & WATER TRANSPORTATION  0.2%
Koninklijke Vopak N.V.                                      660           37,432

METAL PRODUCTS & MACHINERY  0.3%
Aalberts Industries N.V.                                  1,600           43,829

OIL DRILLING & SERVICES  1.5%
Schlumberger Ltd.                                         2,830          240,380

PUBLISHING, BROADCASTING & CINEMA  0.3%
Reed Elsevier N.V.                                        2,700           51,315
                                                                     -----------
                                                                         558,360
NORWAY  1.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.3%
Marine Harvest *                                         46,000           49,671

BANKS & CREDIT INSTITUTIONS  0.1%
DnB NOR A.S.A.                                            2,000           25,725

INFORMATION & SERVICES  0.3%
Acergy S.A.                                               2,000           45,025

INSURANCE  0.2%
Storebrand A.S.A.                                         2,000           30,980

OIL DRILLING & SERVICES  0.3%
Seadrill Ltd. *                                           2,000           42,906

PUBLISHING, BROADCASTING & CINEMA  0.3%
Orkla A.S.A.                                              2,400           45,252
                                                                     -----------
                                                                         239,559
SPAIN  1.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Sos Cuetara S.A.                                          1,500           30,065

CONSTRUCTION & HOMEBUILDING  0.3%
Acciona S.A.                                                160           43,528

DRUGS & PHARMACEUTICALS  0.2%
FAES FARMA S.A.                                           1,600           36,110

LAND & WATER TRANSPORTATION  0.2%
Cintra Concesiones de Infraestructuras de
   Transporte S.A.                                        2,000           31,775

METAL PRODUCTS & MACHINERY  0.2%
Gamesa Corp. Tecnologica S.A.                             1,000           36,176
                                                                     -----------
                                                                         177,654
SWEDEN  0.9%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES  0.3%
Eniro AB                                                  4,000           50,731

METAL PRODUCTS & MACHINERY  0.2%
Atlas Copco AB -- Class A                                 2,400           39,975

PUBLISHING, BROADCASTING & CINEMA  0.4%
Modern Times Group AB, Class B                            1,000           64,452
                                                                     -----------
                                                                         155,158
SWITZERLAND  2.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.2%
Givaudan S.A. - Reg'd                                        40           39,444

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
BANKS & CREDIT INSTITUTIONS  0.2%
Vontobel Holding AG                                         600           34,362

DRUGS & PHARMACEUTICALS  0.3%
Actelion Ltd. *                                           1,000           44,537

INFORMATION & SERVICES  0.3%
SGS S.A. - Reg'd                                             40           47,299

INSTRUMENTS  1.0%
Nobel Biocare Holding AG                                    120           39,171
Phonak Holding AG                                           400           35,856
Straumann Holding AG                                        140           39,247
Synthes, Inc.                                               400           47,956
                                                                     -----------
                                                                         162,230
LAND & WATER TRANSPORTATION  0.3%
Kuehne & Nagel International AG - Reg'd                     506           46,604

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.2%
Logitech International S.A. *                             1,400           37,236
                                                                     -----------
                                                                         411,712
UNITED KINGDOM  5.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  0.5%
Cadbury Schweppes plc                                     4,000           54,290
Premier Foods plc                                         4,000           23,132
                                                                     -----------
                                                                          77,422
BANKS & CREDIT INSTITUTIONS  0.6%
Alliance & Leicester plc                                  1,500           33,163
Northern Rock plc                                         1,500           25,954
Standard Chartered plc                                    1,027           33,498
                                                                     -----------
                                                                          92,615

BASIC MINERALS & METALS  0.2%
Lonmin plc                                                  400           32,112

BEER, LIQUOR, & TOBACCO  0.3%
British American Tobacco plc                              1,500           51,158

COMMUNICATIONS UTILITIES  0.3%
BT Group plc                                              8,000           53,244

CONSTRUCTION & HOMEBUILDING  0.0%
George Wimpey plc                                             7               70
Persimmon plc                                                31              717
                                                                     -----------
                                                                             787
FINANCIAL INVESTMENTS  0.2%
Burberry Group plc                                        2,400           32,874

INFORMATION & SERVICES  0.3%
Homeserve plc                                               600           21,517
Regus Group plc                                          11,150           30,055
                                                                     -----------
                                                                          51,572
IT HARDWARE  0.1%
ARM Holdings plc                                          8,000           23,402

LAND & WATER TRANSPORTATION  0.3%
Forth Ports plc                                             300           11,078
National Express Group plc                                1,000           21,288
Stagecoach Group plc                                      3,857           14,044
                                                                     -----------
                                                                          46,410
MISCELLANEOUS FINANCE  0.3%
Legal & General Group plc                                18,000           54,001

OIL & COAL RESOURCES  0.9%
BG Group plc                                              3,500           57,374
Cairn Energy plc *                                          975           34,366
Sibir Energy plc *                                        2,200           19,018
Soco International plc *                                    800           30,817
                                                                     -----------
                                                                         141,575
PUBLISHING, BROADCASTING & CINEMA  0.5%
Johnston Press Group plc                                  1,797           14,727
Pearson plc                                               2,183           36,773
United Business Media plc                                 2,100           33,219
                                                                     -----------
                                                                          84,719
RESTAURANTS, HOTELS & THEATERS  0.5%
Intercontinental Hotels Group plc                         1,007           25,014
Ladbrokes plc                                             3,000           25,936
Mitchells & Butlers plc                                   1,260           22,124
                                                                     -----------
                                                                          73,074
WHOLESALE  0.1%
Premier Farnell plc                                       5,400           21,567
                                                                     -----------
                                                                         836,532
UNITED STATES  46.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE  2.6%
Dean Foods Co.                                              800           25,496
PepsiCo, Inc.                                             1,483           96,173
The Coca-Cola Co.                                           500           26,155
The Hershey Co.                                             900           45,558
The Pepsi Bottling Group, Inc.                              700           23,576
Wm. Wrigley Jr. Co.                                       3,875          214,326
                                                                     -----------
                                                                         431,284
AIRLINES  0.4%
Continental Airlines, Inc., Class B *                       500           16,935
Southwest Airlines Co.                                    2,900           43,239
                                                                     -----------
                                                                          60,174
BANKS & CREDIT INSTITUTIONS  1.7%
Commerce Bancorp, Inc.                                    1,300           48,087
Fifth Third Bancorp                                       2,400           95,448
Ford Motor Co.                                           10,800          101,736
Temple-Inland, Inc.                                         500           30,765
                                                                     -----------
                                                                         276,036
BASIC MINERALS & METALS  0.5%
Meridian Gold, Inc. *                                       800           22,064
Newmont Mining Corp.                                      1,170           45,700
Walter Industries, Inc.                                     300            8,688
                                                                     -----------
                                                                          76,452

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
BEER, LIQUOR, & TOBACCO  0.2%
Brown-Forman Corp., Class B                                 500           36,540

BIOTECHNOLOGY  1.8%
Altus Pharmaceuticals, Inc. *                               300            3,462
Amgen, Inc. *                                             1,600           88,464
Biogen Idec, Inc. *                                       1,100           58,850
Encysive Pharmaceuticals, Inc. *                            600            1,068
Gen-Probe, Inc. *                                           400           24,168
Genentech, Inc. *                                         1,610          121,813
                                                                     -----------
                                                                         297,825
CHEMICALS & RUBBER  0.1%
American Vanguard Corp.                                     300            4,296
NewMarket Corp.                                             300           14,511
The Dow Chemical Co.                                         60            2,653
                                                                     -----------
                                                                          21,460
COMMUNICATIONS UTILITIES  1.2%
A.D.A.M., Inc. *                                            200            1,382
Sohu.com, Inc. *                                            400           12,796
Yahoo!, Inc. *                                            6,800          184,484
                                                                     -----------
                                                                         198,662
CONSTRUCTION & HOMEBUILDING  0.7%
D.R. Horton, Inc.                                         1,980           39,461
Lennar Corp., Class A                                     1,123           41,057
Pulte Homes, Inc.                                         1,200           26,940
                                                                     -----------
                                                                         107,458
CONSUMER DURABLES  0.0%
Fleetwood Enterprises, Inc. *                               700            6,335

DRUGS & PHARMACEUTICALS  2.0%
Abbott Laboratories                                       1,400           74,970
Alkermes, Inc. *                                            900           13,140
Allergan, Inc.                                              200           11,528
Amylin Pharmaceuticals, Inc. *                              600           24,696
Cerus Corp. *                                               300            2,028
DUSA Pharmaceuticals, Inc. *                                300              924
Eli Lilly and Co.                                           300           16,764
Endo Pharmaceutical Holdings, Inc. *                        700           23,961
Enzon Pharmaceuticals, Inc. *                               500            3,925
Forest Laboratories, Inc. *                               1,300           59,345
Hospira, Inc. *                                             818           31,935
Johnson & Johnson                                           300           18,486
Keryx Biopharmaceuticals, Inc. *                            500            4,885
Lannett Co., Inc. *                                         300            1,815
Metabasis Therapeutics, Inc. *                              100              700
Mylan Laboratories, Inc.                                    400            7,276
NPS Pharmacuticals, Inc. *                                  500            2,070
Rigel Pharmaceuticals, Inc. *                               300            2,673
Vertex Pharmaceuticals, Inc. *                              800           22,848
ZymoGenetics, Inc. *                                        700           10,227
                                                                     -----------
                                                                         334,196
ELECTRIC UTILITIES  0.8%
CenterPoint Energy, Inc.                                  1,360           23,664
Dominion Resources, Inc.                                    400           34,524
PPL Corp.                                                 1,500           70,185
                                                                     -----------
                                                                         128,373
FINANCIAL INVESTMENTS  0.1%
Williams Scotsman International, Inc. *                     500           11,905
Winmark Corp. *                                             195            3,778
                                                                     -----------
                                                                          15,683
FOREST PRODUCTS & PAPER  1.2%
3M Co.                                                    1,100           95,469
Bowater, Inc.                                               600           14,970
Caraustar Industries, Inc. *                                300            1,575
Deltic Timber Corp.                                         200           10,964
Weyerhaeuser Co.                                            900           71,037
                                                                     -----------
                                                                         194,015
FURNITURE & HOUSEHOLD ITEMS  0.3%
Cooper Industries Ltd., Class A                             600           34,254
Energy Focus, Inc. *                                        200            1,326
HNI Corp.                                                   400           16,400
Newell Rubbermaid, Inc.                                      63            1,854
Omnova Solutions, Inc. *                                    500            3,025
The Procter & Gamble Co.                                    990           60,578
                                                                     -----------
                                                                         117,437
GAS & OTHER PUBLIC UTILITIES  0.3%
Allied Waste Industries, Inc. *                           1,300           17,498
Casella Waste Systems, Inc., Class A *                      300            3,234
Republic Services, Inc.                                     800           24,512
                                                                     -----------
                                                                          45,244
GOVERNMENT AIRCRAFT & DEFENSE  0.1%
GenCorp, Inc. *                                             600            7,842
The Allied Defense Group, Inc. *                            200            1,538
                                                                     -----------
                                                                           9,380
HEALTH CARE & HOSPITAL  0.9%
Coventry Health Care, Inc. *                                600           34,590
DaVita, Inc. *                                              100            5,388
Five Star Quality Care, Inc. *                              300            2,394
Quest Diagnostics, Inc.                                     800           41,320
Tenet Healthcare Corp. *                                  1,700           11,067
UnitedHealth Group, Inc.                                  1,100           56,254
VistaCare, Inc., Class A *                                  300            2,946
                                                                     -----------
                                                                         153,959
INFORMATION & SERVICES  1.0%
Administaff, Inc.                                           300           10,047
Apollo Group, Inc., Class A *                               289           16,886
Arena Pharmaceuticals, Inc. *                               500            5,495
BearingPoint, Inc. *                                      1,800           13,158
CompuDyne Corp. *                                           200            1,084
deCODE genetics, Inc. *                                     700            2,615
Devcon International Corp. *                                200              660
Euronet Worldwide, Inc. *                                   400           11,664
Gevity HR, Inc.                                             300            5,799

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Global Cash Access Holdings, Inc. *                         600            9,612
Paychex, Inc.                                             1,400           54,768
PDI, Inc. *                                                 200            2,052
The Corporate Executive Board Co.                           300           19,473
Thomas Group, Inc.                                          200            2,102
Universal Technical Institute, Inc. *                       300            7,617
                                                                     -----------
                                                                         163,032
INSTRUMENTS  2.0%
AngioDynamics, Inc. *                                       300            5,403
Boston Scientific Corp. *                                   600            9,204
Danaher Corp.                                             1,100           83,050
Daxor Corp. *                                               200            3,052
IRIDEX Corp. *                                              200            1,048
Ixia *                                                      700            6,482
KVH Industries, Inc. *                                      200            1,754
Measurement Specialties, Inc. *                             200            4,736
Medtronic, Inc.                                           2,100          108,906
OraSure Technologies, Inc. *                                500            4,090
Palomar Medical Technologies, Inc. *                        300           10,413
Photon Dynamics, Inc. *                                     300            3,270
St. Jude Medical, Inc. *                                  1,900           78,831
Tektronix, Inc.                                             500           16,870
                                                                     -----------
                                                                         337,109
INSURANCE  1.2%
Brown & Brown, Inc.                                         900           22,626
The Progressive Corp.                                     4,070           97,395
White Mountains Insurance Group Ltd.                        110           66,662
Willis Group Holdings Ltd.                                  300           13,218
                                                                     -----------
                                                                         199,901
IT HARDWARE  6.4%
Advanced Micro Devices, Inc. *                            4,400           62,920
Altera Corp.                                              3,300           73,029
Broadcom Corp., Class A *                                 2,300           67,275
CalAmp Corp. *                                              300            1,239
Comverse Technology, Inc. *                               1,500           31,275
Corning, Inc. *                                           1,100           28,105
DDi Corp. *                                                 300            2,397
Intel Corp.                                               4,800          114,048
Linear Technology Corp.                                   3,000          108,540
LTX Corp. *                                                 700            3,892
Marvell Technology Group Ltd. *                           2,200           40,062
Maxim Integrated Products, Inc.                           3,700          123,617
Microchip Technology, Inc.                                  800           29,632
Motorola, Inc.                                            4,564           80,783
Nanometrics, Inc. *                                         200            1,372
National Semiconductor Corp.                              1,200           33,924
Power-One, Inc. *                                           900            3,582
Powerwave Technologies, Inc. *                              100              670
QUALCOMM, Inc.                                            4,400          190,916
Rackable Systems, Inc. *                                    300            3,708
Spansion, Inc., Class A *                                 1,300           14,430
Tekelec *                                                   700           10,094
Texas Instruments, Inc.                                     600           22,578
Video Display Corp. *                                       200            1,576
Virage Logic Corp. *                                        300            2,202
                                                                     -----------
                                                                       1,051,866
LAND & WATER TRANSPORTATION  1.2%
Heartland Express, Inc.                                     900           14,670
Sirva, Inc. *                                               800            1,584
United Parcel Service, Inc., Class B                      2,550          186,150
                                                                     -----------
                                                                         202,404
MAINFRAME & MINICOMPUTERS  1.3%
Dell, Inc. *                                              7,000          199,850
Scientific Games Corp., Class A *                           600           20,970
                                                                     -----------
                                                                         220,820
METAL PRODUCTS & MACHINERY  1.8%
Actuant Corp., Class A                                      300           18,918
Blount International, Inc. *                                500            6,540
Dover Corp.                                                 500           25,575
Joy Global, Inc.                                            500           29,165
Rockwell Automation, Inc.                                   600           41,664
Shiloh Industries, Inc.                                     300            3,654
Tecumseh Products Co., Class B *                            300            4,458
United Technologies Corp.                                 1,400           99,302
                                                                     -----------
                                                                         229,276
MISCELLANEOUS FINANCE  1.5%
Blackrock, Inc.                                             300           46,977
Calamos Asset Management, Inc., Class A                     300            7,665
E*TRADE Financial Corp. *                                 3,900           86,151
First Albany Cos., Inc. *                                   300              501
Legg Mason, Inc.                                            800           78,704
Nasdaq Stock Market, Inc. *                                 800           23,768
TradeStation Group, Inc. *                                  300            3,495
                                                                     -----------
                                                                         247,261
OIL & COAL RESOURCES  1.5%
Alpha Natural Resources, Inc. *                             660           13,721
Clayton Williams Energy, Inc. *                             200            5,294
EOG Resources, Inc.                                       1,000           73,060
Massey Energy Co.                                           700           18,655
Plains Exploration & Production Co. *                       500           23,905
TXCO Resources, Inc. *                                      400            4,112
Ultra Petroleum Corp. *                                   1,840          101,642
Warren Resources, Inc. *                                    600            7,008
                                                                     -----------
                                                                         247,397
OIL DISTRIBUTION  0.1%
World Fuel Services Corp.                                   200            8,412

OIL DRILLING & SERVICES  0.2%
Baker Hughes, Inc.                                          300           25,239
TGC Industries, Inc. *                                      315            3,433
                                                                     -----------
                                                                          28,672

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY  0.7%
Intermec, Inc. *                                            600           15,186
SanDisk Corp. *                                             800           39,152
Xerox Corp. *                                             3,100           57,288
                                                                     -----------
                                                                         111,626
PUBLISHING, BROADCASTING & CINEMA  0.8%
Outdoor Channel Holdings, Inc. *                            300            3,381
Sun-Times Media Group, Inc., Class A                        800            4,200
Viacom, Inc., Class B *                                   2,500          104,075
XM Satellite Radio Holdings, Inc., Class A *              1,900           22,363
                                                                     -----------
                                                                         134,019
REAL ESTATE DEVELOPMENT  0.1%
CB Richard Ellis Group, Inc., Class A *                     460           16,790

REAL ESTATE INVESTMENT TRUSTS  1.2%
AvalonBay Communities, Inc.                                 300           35,664
Equity Residential                                        1,700           77,571
Kimco Realty Corp.                                        1,100           41,877
Plum Creek Timber Co., Inc.                               1,200           49,992
                                                                     -----------
                                                                         205,104
RESTAURANTS, HOTELS & THEATERS  2.0%
Boyd Gaming Corp.                                           500           24,595
Harrah's Entertainment, Inc.                                500           42,630
Isle of Capri Casinos, Inc. *                               300            7,188
Las Vegas Sands Corp. *                                   1,010           77,154
MoneyGram International, Inc.                               700           19,565
Nevada Gold & Casinos, Inc. *                               200              404
Pinnacle Entertainment, Inc. *                              500           14,075
Starbucks Corp. *                                         2,700           70,848
Starwood Hotels & Resorts Worldwide, Inc.                 1,000           67,070
                                                                     -----------
                                                                         323,529
RETAIL  4.0%
Advance Auto Parts, Inc.                                    500           20,265
Barnes & Noble, Inc.                                        500           19,235
Cache, Inc. *                                               300            3,981
Coldwater Creek, Inc. *                                     700           16,261
Costco Wholesale Corp.                                    1,600           93,632
eBay, Inc. *                                              3,100           99,758
Fastenal Co.                                                600           25,116
Office Depot, Inc. *                                        900           27,270
PetMed Express, Inc. *                                      300            3,852
Shoe Pavilion, Inc. *                                       200              590
The Gap, Inc.                                             2,900           55,390
The Home Depot, Inc.                                      2,410           94,834
The Pantry, Inc. *                                          300           13,830
Wal-Mart Stores, Inc.                                     2,000           96,220
Walgreen Co.                                              2,100           91,434
Whole Foods Market, Inc.                                     90            3,447
                                                                     -----------
                                                                         665,115
SOAPS & COSMETICS  0.2%
The Clorox Co.                                              600           37,260

SOFTWARE  3.2%
Adept Technology, Inc. *                                    200            1,242
Adobe Systems, Inc. *                                       970           38,946
Advent Software, Inc. *                                     300            9,765
Aptimus, Inc. *                                             200            1,358
Autodesk, Inc. *                                          1,500           70,620
Automatic Data Processing, Inc.                           1,600           77,552
Broadridge Financial Solutions, Inc.                        300            5,736
CACI International, Inc., Class A *                         300           14,655
Citrix Systems, Inc. *                                      200            6,734
Concur Technologies, Inc. *                                 400            9,140
Electronic Arts, Inc. *                                   1,700           80,444
Innotrac Corp. *                                            200              480
Lionbridge Technologies, Inc. *                             600            3,534
Mediware Information Systems *                              200            1,440
Microsoft Corp.                                           2,200           64,834
MSC.Software Corp. *                                        500            6,770
National Instruments Corp.                                  600           19,542
NAVTEQ Corp. *                                              600           25,404
Packeteer, Inc. *                                           400            3,124
PLATO Learning, Inc. *                                      100              460
Q-Med, Inc. *                                               300            1,170
Red Hat, Inc. *                                             480           10,694
Syniverse Holdings, Inc. *                                  500            6,430
Technology Solutions Co. *                                  100              652
Transaction Systems Architects, Inc. *                      400           13,464
VeriSign, Inc. *                                          1,600           50,768
Visicu, Inc. *                                              400            3,660
Websense, Inc. *                                            200            4,250
                                                                     -----------
                                                                         532,868
TEXTILES & APPAREL  0.6%
Cintas Corp.                                                600           23,658
K-Swiss, Inc., Class A                                      400           11,332
Liz Claiborne, Inc.                                         700           26,110
Quiksilver, Inc. *                                        1,100           15,543
The Timberland Co., Class A *                               600           15,114
                                                                     -----------
                                                                          91,757
WHOLESALE  0.3%
Brightpoint, Inc. *                                         500            6,895
H&E Equipment Services, Inc. *                              400           11,096
WESCO International, Inc. *                                 400           24,180
                                                                     -----------
                                                                          42,171
                                                                     -----------
                                                                       7,606,902
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $15,080,165)                                                15,793,658
                                                                     -----------

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)

SHORT RIGHTS  0.0% OF NET ASSETS

SPAIN  0.0%
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS  0.0%
FAES FARMA S.A.                                           1,600            4,545
                                                                     -----------
TOTAL SHORT RIGHTS
(PROCEEDS $--)                                                             4,545

END OF SHORT SALE POSITIONS.

* Non-income producing security.
CVA  -- Dutch Certificate

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Laudus Trust


By:    /s/ Randall W. Merk
        _____________________________
        Randall W. Merk
        President, Chief Executive Officer

Date:   August 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        /s/ Randall W. Merk
By:     ____________________
        Randall W. Merk
        President, Chief Executive Officer

Date:   August 14, 2007

        /s/ George Pereira
By:     ______________________
        George Pereira
        Treasurer, Principal Financial Officer

Date:   August 8, 2007